SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 57  (File No. 2-73115)                  [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 59  (File No. 811-3218)                                [X]
              ---

AXP Variable Portfolio - Investment Series, Inc.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Oct. 28, 2005 pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

[RIVERSOURCE(SM) INVESTMENTS LOGO]

RIVERSOURCE(SM)
VARIABLE PORTFOLIO FUNDS

PROSPECTUS OCT. 28, 2005

RiverSource(SM) Variable Portfolio - Balanced Fund

RiverSource(SM) Variable Portfolio - Cash Management Fund

RiverSource(SM) Variable Portfolio - Core Bond Fund

RiverSource(SM) Variable Portfolio - Diversified Bond Fund

RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund

RiverSource(SM) Variable Portfolio - Emerging Markets Fund

RiverSource(SM) Variable Portfolio - Global Bond Fund

RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund

RiverSource(SM) Variable Portfolio - Growth Fund

RiverSource(SM) Variable Portfolio - High Yield Bond Fund

RiverSource(SM) Variable Portfolio - Income Opportunities Fund

RiverSource(SM) Variable Portfolio - International Opportunity Fund

RiverSource(SM) Variable Portfolio - Large Cap Equity Fund

RiverSource(SM) Variable Portfolio - Large Cap Value Fund

RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund

RiverSource(SM) Variable Portfolio - Mid Cap Value Fund

RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)

RiverSource(SM) Variable Portfolio - S&P 500 Index Fund

RiverSource(SM) Variable Portfolio - Select Value Fund

RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund

RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund

RiverSource(SM) Variable Portfolio - Small Cap Value Fund

RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

     As of Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds. In addition to the brand name change, the following funds changed their names:
     AXP Variable Portfolio - Equity Select Fund changed its name to RiverSource Variable Portfolio - Mid Cap Growth Fund, AXP Variable Portfolio - Managed Fund changed its name to RiverSource Variable Portfolio - Balanced Fund, AXP Variable Portfolio - Partners Select Value Fund changed its name to RiverSource Variable Portfolio - Select Value Fund, AXP Variable Portfolio
     - Partners Small Cap Value Fund changed its name to RiverSource Variable Portfolio - Small Cap Value Fund, AXP Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to RiverSource Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - Threadneedle International Fund changed its name to RiverSource Variable Portfolio - International Opportunity Fund.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

     This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

     THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

     NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS                                      4P
RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND                                4P
Objective                                                                     4p
Principal Investment Strategies                                               4p
Principal Risks                                                               5p
Past Performance                                                              6p
Management                                                                    7p
RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND                         8P
Objective                                                                     8p
Principal Investment Strategies                                               8p
Principal Risks                                                               8p
Past Performance                                                              9p
RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND                              10P
Objective                                                                    10p
Principal Investment Strategies                                              10p
Principal Risks                                                              10p
Past Performance                                                             11p
Management                                                                   11p
RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND                       12P
Objective                                                                    12p
Principal Investment Strategies                                              12p
Principal Risks                                                              12p
Past Performance                                                             13p
Management                                                                   14p
RIVERSOURCE VARIABLE PORTFOLIO -  DIVERSIFIED EQUITY INCOME FUND             15P
Objective                                                                    15p
Principal Investment Strategies                                              15p
Principal Risks                                                              15p
Past Performance                                                             16p
Management                                                                   17p
RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND                       18P
Objective                                                                    18p
Principal Investment Strategies                                              18p
Principal Risks                                                              19p
Past Performance                                                             20p
Management                                                                   21p
RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND                            22P
Objective                                                                    22p
Principal Investment Strategies                                              22p
Principal Risks                                                              22p
Past Performance                                                             24p
Management                                                                   25p
RIVERSOURCE VARIABLE PORTFOLIO -  GLOBAL INFLATION PROTECTED
  SECURITIES FUND                                                            26P
Objective                                                                    26p
Principal Investment Strategies                                              26p

Principal Risks                                                              26p

Past Performance                                                             27p

Management                                                                   28p
RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND                                 29P
Objective                                                                    29p
Principal Investment Strategies                                              29p
Principal Risks                                                              29p
Past Performance                                                             30p
Management                                                                   30p
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND                        31P
Objective                                                                    31p
Principal Investment Strategies                                              31p
Principal Risks                                                              31p
Past Performance                                                             32p
Management                                                                   33p
RIVERSOURCE VARIABLE PORTFOLIO -  INCOME OPPORTUNITIES FUND                  34P
Objective                                                                    34p
Principal Investment Strategies                                              34p
Principal Risks                                                              34p
Past Performance                                                             35p
Management                                                                   35p
RIVERSOURCE VARIABLE PORTFOLIO -  INTERNATIONAL OPPORTUNITY FUND             36P
Objective                                                                    36p
Principal Investment Strategies                                              36p
Principal Risks                                                              37p
Past Performance                                                             38p
Management                                                                   39p
RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND                       40P
Objective                                                                    40p
Principal Investment Strategies                                              40p
Principal Risks                                                              40p
Past Performance                                                             41p
Management                                                                   42p
RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND                        43P
Objective                                                                    43p
Principal Investment Strategies                                              43p
Principal Risks                                                              43p
Past Performance                                                             44p
Management                                                                   44p


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       2p

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND                         45P
Objective                                                                    45p
Principal Investment Strategies                                              45p
Principal Risks                                                              45p
Past Performance                                                             46p
Management                                                                   46p
RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND                          47P
Objective                                                                    47p
Principal Investment Strategies                                              47p
Principal Risks                                                              47p
Past Performance                                                             48p
Management                                                                   48p
RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND                         49P
Objective                                                                    49p
Principal Investment Strategies                                              49p
Principal Risks                                                              49p
Past Performance                                                             50p
Management                                                                   51p
RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND                          52P
Objective                                                                    52p
Principal Investment Strategies                                              52p
Principal Risks                                                              53p
Past Performance                                                             53p
Management                                                                   54p
RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND                           55P
Objective                                                                    55p
Principal Investment Strategies                                              55p
Principal Risks                                                              55p
Past Performance                                                             56p
Management                                                                   56p
RIVERSOURCE VARIABLE PORTFOLIO -  SHORT DURATION U.S. GOVERNMENT FUND        57P
Objective                                                                    57p
Principal Investment Strategies                                              57p
Principal Risks                                                              57p
Past Performance                                                             58p
Management                                                                   59p
RIVERSOURCE VARIABLE PORTFOLIO -  SMALL CAP ADVANTAGE FUND                   60P
Objective                                                                    60p
Principal Investment Strategies                                              60p
Principal Risks                                                              60p
Past Performance                                                             61p
Management                                                                   62p
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND                        63P
Objective                                                                    63p
Principal Investment Strategies                                              63p
Principal Risks                                                              64p
Past Performance                                                             65p
Management                                                                   66p
RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND                    69P
Objective                                                                    69p
Principal Investment Strategies                                              69p
Principal Risks                                                              69p
Past Performance                                                             70p
Management                                                                   70p
FEES AND EXPENSES                                                            71P
OTHER INVESTMENT STRATEGIES AND RISKS                                        73P
INVESTMENT MANAGER AND COMPENSATION                                          73P
BUYING AND SELLING SHARES                                                    75P
Valuing Fund Shares                                                          75p
Purchasing Shares                                                            75p
Transferring/Selling Shares                                                  75p
Market Timing                                                                75p
DISTRIBUTIONS AND TAXES                                                      76P
FINANCIAL HIGHLIGHTS                                                         76P

CORPORATE REORGANIZATION

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express) and is now a separate company trading under the ticker symbol AMP. Ameriprise Financial provides administrative services to the Funds and is the parent company of the Funds' investment manager, RiverSource Investments, LLC and the Funds' distributor, IDS Life Insurance Company. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.

The Board of Directors has approved in principle the merger of RiverSource Variable Portfolio - New Dimensions Fund into RiverSource Variable Portfolio - Large Cap Equity Fund and the merger of RiverSource Variable Portfolio - Strategy Aggressive Fund into RiverSource Variable Portfolio - Mid Cap Growth Fund. The mergers are subject to approval by shareholders of RiverSource Variable Portfolio - New Dimensions Fund and RiverSource Variable Portfolio - Strategy Aggressive Fund. It is currently anticipated that proxy materials regarding the mergers will be distributed to shareholders in December 2005, and that a meeting for shareholders to consider the mergers will be held in February 2006.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       3p

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS

References to "Fund" throughout this prospectus refer to RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Cash Management Fund, RiverSource Variable Portfolio - Core Bond Fund, RiverSource Variable Portfolio - Diversified Bond Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio - Emerging Markets Fund, RiverSource Variable Portfolio - Global Bond Fund, RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, RiverSource Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - High Yield Bond Fund, RiverSource Variable Portfolio - Income Opportunities Fund, RiverSource Variable Portfolio - International Opportunity Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - New Dimensions Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio - Select Value Fund, RiverSource Variable Portfolio - Short Duration U.S. Government Fund, RiverSource Variable Portfolio - Small Cap Advantage Fund, RiverSource Variable Portfolio - Small Cap Value Fund and RiverSource Variable Portfolio - Strategy Aggressive Fund, singularly or collectively as the context requires.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of each Fund may differ significantly from any publicly-traded retail mutual fund.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF THE FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND

OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.


In pursuit of the Fund's objective, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments") chooses equity investments by:

- Identifying a variety of large, well-established companies whose underlying fundamentals (indicating, for example, a company's financial condition and viability) are stable or are anticipated to become stable, or whose fundamentals are improving.


-  Identifying stocks that are undervalued:

   - because they have one or more valuation ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   - because one or more of their valuation ratios are low relative to historical levels for the stock,

   - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

   - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell an equity security, the investment manager considers factors including, among others, whether:

-  The security is overvalued relative to other potential investments.

-  The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

In pursuit of the Fund's goal, the investment manager chooses debt investments by:

- Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the Index).

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.


- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of Aug. 31, 2005 was 4.26 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       4p

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

- The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

-  Whether a security's rating is changed or is vulnerable to a change.

-  Whether a sector or industry is experiencing change.

-  Changes in the interest rate or economic outlook.

-  Whether the investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

FOREIGN RISK. The following are all components of foreign risk:

COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       5p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

                   RIVERSOURCE VP - BALANCED FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1995           +24.21%
1996           +16.20%
1997           +19.50%
1998           +15.80%
1999           +14.84%
2000            -2.31%
2001           -10.59%
2002           -12.92%
2003           +20.26%
2004            +9.59%

During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -12.37%% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at Sept. 30, 2005 was +9.24%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)


                                                                    1 YEAR                 5 YEARS                10 YEARS
RiverSource VP - Balanced Fund                                      +9.59%                  +0.05%                 +8.68%
Russell 1000(R) Value Index (reflects no deduction for fees,
expenses or taxes)                                                 +16.49%                  +5.27%                +13.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)  +10.88%                  -2.30%                +12.07%
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)                 +4.34%                  +7.71%                 +7.72%
Blended Index                                                      +11.55%                  +6.59%                +11.65%
Lipper Balanced Funds Index                                         +8.99%                  +2.95%                 +9.44%



The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Blended Index consists of 60% Russell 1000(R) Value Index and 40% Lehman Brothers Aggregate Bond Index.

The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from S&P 500 Index to the Russell 1000 Value Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indices in this transition year. In the future, however, only the Russell 1000 Value Index will be included.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       6p

MANAGEMENT

PORTFOLIO MANAGER(S). The Fund is allocated among equity and fixed income asset classes. Robert Ewing determines the allocations among these asset classes. In addition, Mr. Ewing is responsible for the day-to-day management of the equity portion of the Fund:

Robert Ewing, CFA, Co-Portfolio Manager

-  Managed the equity portion of the Portfolio since, 2002.

- Joined RiverSource Investments (previously American Express Financial Corporation (AEFC)) in 2002.

-  Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

-  Began investment career in 1988.

-  BS, Boston College Carroll School of Management.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Jamie Jackson, CFA, Co-Portfolio Manager

-  Co-Managed the Portfolio since 2003.

-  Leader of the liquid assets sector team.

-  Joined RiverSource Investments (previously AEFC) in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-  Began investment career in 1988.

-  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

-  Co-Managed the Portfolio since 2003.

-  Leader of the structured assets sector team.

- Employed by RiverSource Investments (previously AEFC) from 1979 to 1985 and from 1987 to present.

-  Began investment career in 1979.

-  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager

-  Co-Managed the Portfolio since 2003.

-  Leader of the investment grade corporate bond sector team.

-  Joined RiverSource Investments (previously AEFC) in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

-  Began investment career in 1986.

-  MBA, University of Michigan.


The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The Statement of Additional Information (SAI) provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       7p

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

-  Limits its average portfolio maturity to ninety days or less.

-  Buys obligations with remaining maturities of 397 days or less.

- Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks given current interest rates and anticipated interest rates.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

- Political, economic, or other events could affect the issuer's performance.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       8p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

                RIVERSOURCE VP - CASH MANAGEMENT FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1995           +5.45%
1996           +4.23%
1997           +5.16%
1998           +5.14%
1999           +4.73%
2000           +5.83%
2001           +3.74%
2002           +1.14%
2003           +0.51%
2004           +0.74%

During the period shown in the bar chart, the highest return for a calendar quarter was +1.49% (quarter ended Sept. 30, 2000) and the lowest return for a calendar quarter was +0.09% (quarter ended Sept. 30, 2003).


The Fund's year-to-date return at Sept. 30, 2005 was +2.09%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                     1 YEAR                 5 YEARS                10 YEARS
RiverSource VP - Cash Management Fund                                +0.74%                  +2.38%                 +3.73%

YIELD INFORMATION

For current 7-day yield information, call (800) 862-7919 and select option #2.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       9p

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the "Index") which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.


- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations or changes in interest rates or credit quality).

- Targeting an average portfolio duration within one year of the duration of the Index which, as of Aug. 31, 2005, was 4.26 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


The Fund's investment process employs significant risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- The portfolio's total exposure to the sectors, industries and securities relative to the Index.

-  Whether a security's rating is changed or is vulnerable to a change.

-  Whether a sector or industry is experiencing change.

-  Changes in the interest rate or economic outlook.

-  Identification of a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       10p

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Feb. 4, 2004.


When available the Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Fund also intends to compare its performance to the Lipper Intermediate Investment Grade Index, an index that includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Co-Portfolio Manager


-  Co-managed the Fund since 2004.


-  Leader of the liquid assets sector team.


-  Joined RiverSource Investments (previously AEFC) in 2004.


- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-  Began investment career in 1988.

-  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager


-  Co-managed the Fund since 2004.


-  Leader of the structured assets sector team.

- Employed by RiverSource Investments (previously AEFC) from 1979 to 1985 and from 1987 to the present.

-  Began investment career in 1979.

-  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager


-  Co-managed the Fund since 2004.


-  Leader of the investment grade corporate bond sector team.

-  Joined RiverSource Investments (previously AEFC) in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

-  Began investment career in 1986.

-  MBA, University of Michigan.


The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       11p

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the "Index"), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 15% in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.


- Targeting an average portfolio duration within one year of the duration of the Index which, as of Aug. 31, 2005, was 4.26 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5 year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


In evaluating whether to sell a security, the investment manager considers, among other factors:

-  Identification of more attractive investments based on relative value.

- The portfolio's total exposure to sectors, industries and securities relative to the Index.

-  Whether a security's rating has changed or is vulnerable to a change.

-  Whether a sector or industry is experiencing change.

-  Changes in the interest rate or economic outlook.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       12p

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

               RIVERSOURCE VP - DIVERSIFIED BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1995           +22.30%
1996            +5.70%
1997            +8.83%
1998            +1.51%
1999            +1.70%
2000            +5.41%
2001            +7.67%
2002            +5.53%
2003            +4.48%
2004            +4.48%

During the period shown in the bar chart, the highest return for a calendar quarter was +8.65% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -2.99% (quarter ended Sept. 30, 1998).


The Fund's year-to-date return at Sept. 30, 2005 was +2.84%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                     1 YEAR                 5 YEARS                10 YEARS
RiverSource VP - Diversified Bond Fund                               +4.48%                  +5.51%                 +6.62%
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)                  +4.34%                  +7.71%                 +7.72%
Lipper Intermediate Investment Grade Index                           +4.28%                  +7.33%                 +7.21%


The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       13p

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Co-Portfolio Manager

-  Co-managed the Fund since 2003.

-  Leader of the liquid assets sector team.

-  Joined RiverSource Investments (previously AEFC) in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-  Began investment career in 1988.

-  MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

-  Co-managed the Fund since 2003.

-  Leader of the structured assets sector team.

- Employed by RiverSource Investments (previously AEFC) from 1979 to 1985 and from 1987 to the present.

-  Began investment career in 1979.

-  MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager


-  Co-managed the Fund since 2002.


-  Leader of the investment grade corporate bond sector team.

-  Joined RiverSource Investments (previously AEFC) in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

-  Began investment career in 1986.

-  MBA, University of Michigan.

Nicholas Pifer, CFA, Co-Portfolio Manager

-  Co-managed the Fund since 2003.

-  Leader of the global sector team.

-  Joined RiverSource Investments (previously AEFC) in 2000.

-  Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-  Began investment career in 1990.

-  MA, Johns Hopkins University School of Advanced International Studies.

Jennifer Ponce de Leon, Co-Portfolio Manager

-  Co-managed the Fund since 2003.

-  Leader of the high yield sector team.

-  Joined RiverSource Investments (previously AEFC) in 1997.

-  Began investment career in 1989.

-  MBA, De Paul University.


The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       14p

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, achieving these objectives cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager chooses equity investments by:

-  Identifying stocks that are selling at low prices in relation to:

   -  current and projected earnings;

   -  current and projected dividends; and

   -  historic price levels.

-  Identifying companies with moderate growth potential based on:

   -  effective management (considering overall performance); and

   -  financial strength.

-  Identifying companies with dividend-paying stocks.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to alternative investments.

-  The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       15p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

           RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

2000            -0.78%
2001            +2.14%
2002           -19.03%
2003           +41.16%
2004           +18.20%

During the period shown in the bar chart, the highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.04% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at Sept. 30, 2005 was +24.23%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                   1 YEAR                  5 YEARS              SINCE INCEPTION
RiverSource VP - Diversified Equity Income Fund                    +18.20%                  +6.49%                 +7.05%(a)
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)                +16.49%                  +5.27%                 +6.08%(b)
Lipper Equity Income Funds Index                                   +13.02%                  +3.90%                 +4.50%(b)

(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.


The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       16p

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

-  Managed the Portfolio since 2000.

- Joined RiverSource Investments (previously AEFC) in 2000 as a Senior Portfolio Manager.

-  Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

-  Began investment career in 1984.

-  MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

-  Managed the Portfolio since 2004.

- Joined RiverSource Investments (previously AEFC) in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

-  Began investment career in 1981.

-  MBA, University of Minnesota.

Laton Spahr, Portfolio Manager

-  Managed the Portfolio since 2004.

-  Joined RiverSource Investments (previously AEFC) in 2001 as a Security
   Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

-  Began investment career in 1999.

-  MS, University of Wisconsin, Applied Security Analysis Program.


The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       17p

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


The investment manager is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), a direct wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle provides day-to-day management for the portion of the Fund allocated to equity securities and RiverSource Investments provides day-to day management for the portion of the Fund allocated to debt securities.


Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

   -  Evaluating the opportunities and risks within regions and sectors;

   -  Assessing valuations; and

   - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

   The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       18p

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the Fund's manager when entering into the derivative instrument.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

CURRENCY RISK results from constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       19p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

               RIVERSOURCE VP - EMERGING MARKETS FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

2001            -1.38%
2002            -5.44%
2003           +40.34%
2004           +24.15%

During the period shown in the bar chart, the highest return for a calendar quarter was +22.84% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -18.18% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at Sept. 30, 2005 was +44.33%.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)


                                                                     1 YEAR          SINCE INCEPTION
RiverSource VP - Emerging Markets Fund                               +24.15%            +3.86%(a)
MSCI Emerging Markets Index (reflects no deduction for fees,
  expenses or taxes)                                                 +25.95%            +6.68%(b)
Lipper Emerging Markets Funds Index                                  +25.69             +7.13%(b)

(a) Inception date is May 1, 2000.

(b) Measurement period started May 1, 2000.


The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       20p

MANAGEMENT


Investment manager contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. Investment manager monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.


THREADNEEDLE


Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and a direct wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:


Julian A.S. Thompson, Portfolio Manager

-  Managed the Portfolio since 2000.


-  Joined Threadneedle in 2003.


- Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999.

-  BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

-  Managed the Portfolio since 2003.

-  Joined Threadneedle in 2001 as a fund manager.

- Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.


-  BA (Hons) Oxford University 1996.

The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       21p

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager chooses investments by:

-  Considering opportunities and risks by credit rating and currency.

-  Identifying investment-grade U.S. and foreign bonds.

-  Identifying below investment-grade U.S. and foreign bonds.

- Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued.

-  The security continues to meet the standards described above.


The investment manager closely monitors the Fund's exposure to foreign currency fluctuations. The investment manager may purchase derivative instruments such as futures, options and forward contracts to hedge against currency fluctuations.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.


DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the use of derivative instruments, if prices do not move in the direction anticipated by the Fund's portfolio managers when entering into the derivative instrument.


DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       22p

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       23p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

                  RIVERSOURCE VP - GLOBAL BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1997            +3.83%
1998            +8.05%
1999            -4.40%
2000            +3.24%
2001            +1.34%
2002           +14.98%
2003           +13.01%
2004           +10.03%

During the period shown in the bar chart, the highest return for a calendar quarter was +7.71% (quarter ended June 30, 2002) and the lowest return for a calendar quarter was -2.94% (quarter ended March 31, 1997).


The Fund's year-to-date return at Sept. 30, 2005 was +3.12%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                   1 YEAR                  5 YEARS              SINCE INCEPTION
RiverSource VP - Global Bond Fund                                  +10.03%                  +8.39%                 +6.54%(a)
Lehman Brothers Global Aggregate Index
(reflects no deduction for fees, expenses or taxes)                 +9.27%                  +8.47%                 +7.01%(b)
Lipper Global Income Funds Index                                    +8.51%                  +7.93%                 +6.47%(b)

(a) Inception date is May 1, 1996.

(b) Measurement period started May 1, 1996.


The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       24p

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

-  Managed the Fund since 2000.

-  Leader of the global sector team.

-  Joined RiverSource Investments (previously AEFC) in 2000.

-  Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-  Began investment career in 1990.

-  MA, Johns Hopkins University School of Advanced International Studies.


The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       25p

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

- Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments.

- Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

- The Fund will target an average portfolio duration within one year of the duration of a blended index comprised of 50% of the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index and 50% of the Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) which, as of June 1, 2005, was 9.6 years on an unadjusted basis, and 6.1 years when adjusted for relative volatility and correlation to traditional government debt securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.

The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       26p

FOREIGN RISK. The following are all components of foreign risk:

COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.


CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Sept. 13, 2004.

When available, the Fund intends to compare its performance to the Lehman Brothers Global Inflation Linked Index, the Lehman Brothers U.S. Treasury Inflation Notes Index and the Blended Index.

The Lehman Brothers Global Inflation Linked Index is an unmanaged index that measures the performance of the inflation protected securities issued in countries around the world, including the United States, the United Kingdom, Canada, Sweden, and France. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lehman Brothers U.S. Treasury Inflation Notes Index is an unmanaged index that measures the performance of the inflation protected obligations of U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Blended Index consists of 50% Lehman Brothers Global Inflation Linked Index and 50% Lehman Brothers U.S. Treasury Inflation Notes Index.

Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from Lehman Brothers U.S. Treasury Inflation Notes Index to the Lehman Brothers Global Inflation Linked Index, and to add the Blended Index as a secondary benchmark. The investment manager made this recommendation because the new index more closely represents the Fund's holdings.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       27p

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

-  Managed the Fund since 2004.

-  Leader of the liquid assets sector team.

-  Joined RiverSource Investments (previously AEFC) in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-  Began investment career in 1988.

-  MBA, Marquette University.

Nicholas Pifer, CFA, Portfolio Manager

-  Managed the Fund since 2005.

-  Leader of the global sector team.

-  Joined RiverSource Investments (previously AEFC) in 2000.

- Prior to that, Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-  Began investment career in 1990.

-  MA, Johns Hopkins University School of Advanced International Studies.


The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the sector team in which the Fund primarily invests.

The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       28p

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's objective, the investment manager chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:

-  Management's track record.


-  Financial strength.

-  Competitive market or product position.


- Technological advantage (more advanced technology or proven technology advantage) over competitors.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to other potential investments.

-  The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.


-  The investment manager identifies a more attractive opportunity.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


FOREIGN RISK. The following are all components of foreign risk:

COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       29p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

                    RIVERSOURCE VP - GROWTH FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

2000       -19.30%
2001       -30.95%
2002       -26.10%
2003       +21.43%
2004        +8.43%

During the period shown in the bar chart, the highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at Sept. 30, 2005 was +17.01%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                    1 YEAR                 5 YEARS             SINCE INCEPTION
RiverSource VP - Growth Fund                                         +8.43%                 -11.52%                 -7.76%(a)
Russell 1000(R) Growth Index
(reflects no deduction for fees, expenses or taxes)                  +6.30%                  -9.29%                 -4.89%(b)
Lipper Large-Cap Growth Funds Index                                  +7.45%                  -9.72%                 -5.26%(b)

(a)  Inception date is Sept. 15, 1999.

(b)  Measurement period started Oct. 1, 1999.


The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio manager responsible for the Fund's day-to-day management is:

Nick Thakore, Portfolio Manager

-  Managed the Fund since 2002.

-  Joined RiverSource Investments (previously AEFC) in 2002.

-  Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

-  Began investment career in 1993.

-  MBA, Wharton School, University of Pennsylvania.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       30p

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager chooses investments by:

-  Reviewing interest rate and economic forecasts.

-  Reviewing credit characteristics.

-  Identifying securities and/or companies that:

   -  have medium and low quality ratings,

   - have similar qualities to securities or companies with medium or low quality ratings, in the investment manager's opinion, even though they are not rated or have been given a different rating by a rating agency,

   -  have growth potential,

   -  have the potential to increase in value as their credit ratings improve.

-  Buying securities that are expected to outperform other securities.

-  Aggressively managing the Fund to earn a high total return.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

   -  The interest rate or economic outlook changes.

   -  A sector or industry is experiencing change.

   -  A security's rating is changed.

   -  The security is overvalued relative to alternative investments.

   - The company does not meet the investment manager's performance expectations.

   -  The investment manager wishes to lock in profits.

   -  The investment manager identifies a more attractive opportunity.

   - The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       31p

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

                RIVERSOURCE VP - HIGH YIELD BOND FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1997      +13.37%
1998       -4.41%
1999       +6.24%
2000       -9.31%
2001       +4.93%
2002       -6.58%
2003      +25.17%
2004      +11.40%

During the period shown in the bar chart, the highest return for a calendar quarter was +8.97% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -9.38% (quarter ended Sept. 30, 1998).


The Fund's year-to-date return at Sept. 30, 2005 was +6.79%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                    1 YEAR                 5 YEARS             SINCE INCEPTION
RiverSource VP - High Yield Bond Fund                               +11.40%                  +4.40%                 +4.87%(a)
JP Morgan Global High Yield Index
(reflects no deduction for fees, expenses or taxes)                 +11.55%                  +7.61%                 +7.43%(b)
Lipper High Current Yield Bond Funds Index                          +10.34%                  +3.99%                 +5.38%(b)

(a)  Inception date is May 1, 1996.

(b)  Measurement period started May 1, 1996.


The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       32p

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

-  Managed the Fund since 1999.

-  Member of the high yield sector team.

-  Joined RiverSource Investments (previously AEFC) in 1990.

-  Began investment career in 1986.

-  MBA, University of Minnesota.


The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the sector team in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments (previously AEFC) in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       33p

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

In pursuit of the Fund's objective, the investment manager chooses investments by:


- Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations or changes in interest rates or credit quality).


- Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


-  The issuer or the security continues to meet the standards described above.

-  A sector or industry is experiencing change.

-  The interest rate or economic outlook changes.


-  A more attractive opportunity has been identified.


Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       34p

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on June 1, 2004.


When available, the Fund intends to compare its performance to the Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Fund also intends to compare its performance to the Lipper High Current Yield Bond Funds Index that includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

-  Has managed the Fund since 2004.

-  Member of the high yield sector team.

- Joined RiverSource Investments (previously AEFC) in 1994 as a high yield analyst.

-  Began investment career in 1986.

-  MBA, University of Wisconsin - Milwaukee.


The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the sector team in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments (previously AEFC) in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       35p

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.


The investment manager is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), a direct wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle provides day-to-day management for the portion of the Fund allocated to equity securities and RiverSource Investments provides day-to-day management to the portion of the Fund allocated to debt securities.


Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using the international sector strategy, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

   -  Evaluating the opportunities and risks within regions and sectors;

   -  Assessing valuations; and

   - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

   The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       36p

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:


COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.


CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       37p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

           RiverSource VP - International Opportunity Fund Performance
                            (based on calendar years)

1995      +11.33%
1996       +9.03%
1997       +2.73%
1998      +15.82%
1999      +45.63%
2000      -24.93%
2001      -28.69%
2002      -18.25%
2003      +28.07%
2004      +17.41%

During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at Sept. 30, 2005 was +23.94%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                        1 YEAR              5 YEARS                10 YEARS
RiverSource VP - International Opportunity Fund                         +17.41%               -8.03%                  +3.30%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)     +20.70%               -0.80%                  +5.94%
Lipper International Large-Cap Core Funds Index                         +17.18%               -1.22%                  +7.73%

The Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.


The Lipper International Large-Cap Core Funds Index includes the 30 largest international large cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for the purposes of determining the performance incentive adjustment.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       38p

MANAGEMENT

Riversource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. Riversource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

THREADNEEDLE


Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and a direct wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:


Alex Lyle, Portfolio Manager

-  Head of managed funds.

-  Managed the Fund since 2003.

- Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

-  Began investment career in 1980.

-  MA, Oxford University.

Dominic Rossi, Portfolio Manager

-  Head of international equities.

-  Managed the Fund since 2003.

-  Joined Threadneedle in 1997 as head of international equities.

-  Began investment career in 1986.

-  MBA, City University, London.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       39p

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND

OBJECTIVE

The Fund seeks capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

   -  Effective management.

   -  Financial strength.

   -  Competitive market or product position.

   -  Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

- Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

-  Identifying stocks that are undervalued:

   - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   - because one or more of their valuation ratios are low relative to historical levels for the stock,

   - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

   - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

-  The security is overvalued relative to other potential investments.

-  The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

-  A more attractive opportunity has been identified.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       40p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

               RIVERSOURCE VP - LARGE CAP EQUITY FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1995      +27.86%
1996       +7.71%
1997      +24.14%
1998      +24.12%
1999      +23.75%
2000      -17.46%
2001      -18.11%
2002      -22.03%
2003      +29.22%
2004       +5.88%

During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -17.27% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at Sept. 30, 2005 was +14.14%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                                 1 YEAR    5 YEARS    10 YEARS
RiverSource VP - Large Cap Equity Fund                                             +5.88%     -6.33%     +6.62%
Russell 1000(R) Index (reflects no deduction for fees, expenses or taxes)         +11.40%     -1.76%    +12.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                 +10.88%     -2.30%    +12.07%
Lipper Large-Cap Core Funds Index                                                  +8.29%     -2.98%    +10.26%


The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000 Index and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the index may not be the same as those held by the Fund.


The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for the purposes of determining the performance incentive adjustment.

Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from S&P 500 Index to the Russell 1000(R) Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indices in this transition year. In the future, however, only the Russell 1000 Index will be included.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       41p

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio managers responsible for the Fund's day-to-day management are:

Robert Ewing, CFA, Portfolio Manager

-  Managed the Fund since 2004.

-  Joined RiverSource Investments (previously AEFC) in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

-  Began investment career in 1988.

-  BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

-  Managed the Fund since 2004.

-  Joined RiverSource Investments (previously AEFC) in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

-  Began investment career in 1993.

-  MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.


The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       42p

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. The investment manager selects investments for the Fund by:

- Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

-  Identifying stocks that are undervalued:

   - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,


   - because one or more of their current ratios are low relative to historical levels for the stock,

   - because one or more of their current ratios or other financial measures make that stock attractive relative to its peers, or

   - because they are undervalued relative to their intrinsic value, as identified by the Fund's manager.


In deciding whether to sell a security, the investment manager considers whether:

-  The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

-  The security is overvalued relative to other potential investments.

-  A more attractive opportunity has been identified.


PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       43p

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Feb. 4, 2004.


When available, the Fund intends to compare its performance to the Russell 1000(R) Value Index, an unmanaged index that measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Fund also intends to compare its performance to the Lipper Large-Cap Value Funds Index that includes the 30 largest large cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for the purposes of determining the performance incentive adjustment.


MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio manager responsible for the Fund's day-to-day management is:

Robert Ewing, CFA, Portfolio Manager


-  Managed the Fund since 2004.


-  Joined RiverSource Investments (previously AEFC) in 2002.

-  Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

-  Began investment career in 1988.

-  BS, Boston College Carroll School of Management.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       44p

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.2 billion to $15.9 billion as of Aug. 31, 2005. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest company held within the Index.


In pursuit of the Fund's objective, the investment manager chooses equity investments by:

-  Identifying companies that it believes exhibit the following traits:

   -  effective management,

   -  financial strength,

   -  growth potential, and

   -  competitive market position.

- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

- Considering market trends and identifying opportunities within multiple industries that offer a compelling risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to alternative investments.

- The company has met the investment manager's earnings and/or growth expectations.

-  Political, economic, or other events could affect the company's performance.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       45p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

                RIVERSOURCE VP - MID CAP GROWTH FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

2002      -13.76%
2003      +22.57%
2004       +9.10%

During the period shown in the bar chart, the highest return for a calendar quarter was +12.45% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -13.46% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at Sept. 30, 2005 was +20.11%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)


                                                                                      1 YEAR           SINCE INCEPTION
RiverSource VP - Mid Cap Growth Fund                                                    +9.10%            +3.67%(a)
Russell Midcap(R) Growth Index (reflects no deduction for fees, expenses or taxes)     +15.48%            +2.45%(b)
Lipper Mid-Cap Growth Funds Index                                                      +14.03%            +0.00%(b)


(a) Inception date is May 1, 2001.

(b) Measurement period started May 1, 2001.


The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for the purposes of determining the performance incentive adjustment.


MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio manager responsible for the day-to-day management of the Fund is:

Duncan J. Evered, Portfolio Manager


-  Managed the Fund since 2001.


-  Joined RiverSource Investments (previously AEFC) in 1994.

-  Began investment career in 1984.

-  MBA, Stanford School of Business.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       46p

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index. At Aug. 31, 2005, the range of the Index was between $927.1 million and $15.9 billion. The market capitalization range of the Index is subject to change. The remaining 20% may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager chooses equity investments by:

- Selecting companies that are undervalued based on a variety of measures, such as price/earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.

-  Identifying companies with growth potential based on:

   -  effective management, as demonstrated by overall performance, and

   -  financial strength.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to alternative investments.

-  The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


SECTOR RISK. Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       47p

PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 2, 2005.

The Fund intends to compare its performance to the Russell Midcap(R) Value Index, an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks in the Index are also in the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Fund also intends to compare its performance to the Lipper Mid-Cap Value Funds Index that includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.


MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

-  Managed the Fund since 2002.

- Joined RiverSource Investments (previously AEFC) in 2000 as a Senior Portfolio Manager.

-  Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

-  Began investment career in 1984.

-  MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

-  Managed the Fund since February 2004.

- Joined RiverSource Investments (previously AEFC) in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

-  Began investment career in 1981.

-  MBA, University of Minnesota.

Laton Spahr, Portfolio Manager

-  Managed the Fund since February 2004.

-  Joined RiverSource Investments (previously AEFC) in 2001 as a Security
   Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

-  Began investment career in 1998.

-  MS, University of Wisconsin, Applied Security Analysis Program.


The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       48p

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

-  Effective management.

-  Financial strength.

-  Competitive market or product position.

-  Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

- Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

-  Identifying stocks that are undervalued:

   - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

   - because one or more of their valuation ratios are low relative to historical levels for the stock,

   - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

   - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

-  The security is overvalued relative to other potential investments.

-  The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

-  A more attractive opportunity has been identified.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       49p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

                RIVERSOURCE VP - NEW DIMENSIONS FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1997            +24.37%
1998            +28.64%
1999            +32.00%
2000             -9.08%
2001            -16.71%
2002            -21.89%
2003            +24.50%
2004             +3.27%

During the period shown in the bar chart, the highest return for a calendar quarter was +24.72% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -16.64% (quarter ended March 31, 2001).


The Fund's year-to-date return at Sept. 30, 2005 was +7.25%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)


                                                                                                       SINCE
                                                                              1 YEAR      5 YEARS    INCEPTION
RiverSource VP - New Dimensions Fund                                           +3.27%      -5.33%     +6.97%
Russell 1000(R) Index (reflects no deduction for fees, expenses or taxes)     +11.40%      -1.76%     +9.14%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)             +10.88%      -2.30%     +9.09%
Lipper Large-Cap Core Funds Index                                              +8.29%      -2.98%     +7.62%
Lipper Large-Cap Growth Funds Index                                            +7.45%      -9.72%     +5.38%


(a) Measurement period started April 1, 1995.

(b) Measurement period started July 1, 2000.

The Russell 1000 Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured (since Nov. 1, 2005) against this index for purposes of determining the performance incentive adjustment.


The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance was measured against this index (through Oct. 31, 2005) for purposes of determining the performance incentive adjustment.


The Fund's investment manager recommended to the Fund that the Fund change its comparative index from the S&P 500 Index to the Russell 1000 Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indices in this transition year. In the future, however, only the Russell 1000 Index will be included.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       50p

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio managers responsible for the Portfolio's day-to-day management are:

Robert Ewing, CFA, Portfolio Manager

-  Managed the Fund since 2005.

- Joined RiverSource Investments (previously American Express Financial Corporation (AEFC)) in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

-  Began investment career in 1988.

-  BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

-  Managed the Fund since 2005.

-  Joined RiverSource Investments (previously AEFC) in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

-  Began investment career in 1993.

-  MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.


The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       51p

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


The Fund is not managed according to a traditional method of "active" investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500 performance to do so, for example, in anticipation of a stock being added to the index.


The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.


The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security continues to be included in the index.

- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

-  A company's market weighting otherwise changes with respect to the index.

- Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the SAI.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R) " are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       52p

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent ant timing of cash flows in and out of the Fund and changes in the index.


PAST PERFORMANCE


The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

                 RIVERSOURCE VP - S&P 500 INDEX FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

2001            -12.46%
2002            -22.42%
2003            +27.99%
2004            +10.27%

During the period shown in the bar chart, the highest return for a calendar quarter was +15.23% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.26% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at Sept. 30, 2005 was +11.67%.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       53p

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                             1 YEAR       SINCE INCEPTION
RiverSource VP - S&P 500 Index Fund                                           +10.27%        -3.08%(a)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)             +10.88%        -2.30%(b)
Lipper S&P 500 Objective Funds Index                                          +10.56%        -2.58%(b)

(a) Inception date is May 1, 2000.

(b) Measurement period started May 1, 2000.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

-  Managed the Fund since 2001.

-  Joined RiverSource Investments (previously AEFC) in 1990.

-  Began investment career in 1996, becoming a quantitative analyst in 1999.

-  BSB, University of Minnesota.


The SAI provides additional information about the portfolio manager's compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       54p

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Securities Dealers. The Fund invests in mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At Aug. 31, 2005, the range of the Index was between $65.3 million and $377.7 billion. The market capitalization range and the composition of the Russell 3000 Value Index are subject to change.

The investment manager is responsible for the oversight of the Fund's subadviser, GAMCO Asset Management, Inc. (GAMCO), doing business as Gabelli Asset Management Company (the Subadviser), which provides day-to-day management for the Fund.


In selecting investments for the Fund, the Subadviser looks for companies which appear underpriced relative to their private market value (PMV). PMV is the value the Subadviser believes informed investors would be willing to pay for a company in an arm's-length transaction, such as an acquisition, based on the company's cash flow, assets, and business prospects. The Subadviser will invest in companies that it believes are selling at a significant discount to their PMV in the public market. In choosing investments, the Subadviser considers factors such as:

-  Price and earnings expectations.

- The Subadviser's assessment of the company's price-to-earnings ratio relative to the price-to-earnings ratios of other companies.

-  Balance sheet characteristics.

- The Subadviser's assessment of the skills and experience of the company's management relative to other well-managed companies.

- Changes in economic and political outlooks as well as individual corporate developments.

The Subadviser will generally sell investments when they lose their perceived value relative to other investments.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       55p

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on Feb. 4, 2004.

When available, the Fund intends to compare its performance to the Russell 3000(R) Value Index, an unmanaged index, that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The securities included in the indexes may not be the same as those held by the Fund.


The Fund also intends to compare its performance to the Lipper Multi-Cap Value Funds Index that includes the 30 largest multi cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.


MANAGEMENT


Riversource Investments selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. Riversource Investments monitors the compliance of Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of Subadvisers, and reports periodically to the Board.


The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

GAMCO


GAMCO, which does business under the name Gabelli Asset Management Company is located at One Corporate Center, Rye, New York. GAMCO, subject to the supervision and approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio manager responsible for the day-to-day management of the Fund is:

- Mr. Mario Gabelli, CFA, Investment Officer - Value Products of Gabelli Asset Management Company and predecessors since inception in 1977. Mr. Gabelli also serves as Chairman and Chief Executive Officer of GAMCO Investors, Inc., a New York Stock Exchange-listed company whose stock trades under the symbol GBL.

The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       56p

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may also invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objective, the investment manager chooses investments by:

-  Reviewing credit characteristics and the interest rate outlook.

- Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

- Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to alternative investments.

-  The investment manager wishes to lock-in profits.

-  Changes in the interest rate or economic outlook.

-  The investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       57p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

        RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

2000             +8.47%
2001             +6.29%
2002             +5.83%
2003             +1.52%
2004             +0.85%

During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -1.14% (quarter ended June 30, 2004).


The Fund's year-to-date return at Sept. 30, 2005 was +1.23%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                              1 YEAR       5 YEARS    SINCE INCEPTION
RiverSource VP - Short Duration U.S. Government Fund           +0.85%       +4.56%       +4.40%(a)
Lehman Brothers 1-3 Year Government Index
(reflects no deduction for fees, expenses or taxes)            +1.07%       +5.11%       +4.97%(b)
Lipper Short U.S. Government Funds Index                       +1.01%       +4.51%       +4.41%(b)

(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.


The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       58p

MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio managers responsible for the day-to-day management of the Fund are:

Scott Kirby, Co-Portfolio Manager

-  Began managing the Fund in 2001.

-  Leader of the structured assets sector team.

- Employed by RiverSource Investments (previously AEFC) from 1979 to 1985 and from 1987 to present.

-  Began investment career in 1979.

-  MBA, University of Minnesota.

Jamie Jackson, CFA, Co-Portfolio Manager

-  Began managing the Fund in 2003.

-  Leader of the liquid assets sector team.

-  Joined RiverSource Investments (previously AEFC) in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

-  Began investment career in 1988.

-  MBA, Marquette University.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the sector teams in which the Fund primarily invests. The portfolio managers collectively determine allocation of Fund assets among the sectors, and each provides day-to-day management of the Fund's assets allocated to the sector for which s/he is responsible.


The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       59p

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


RiverSource Investments as the investment manager is responsible for the oversight of the subadviser, Kenwood Capital Management LLC (Kenwood) or (the Subadviser), an indirect subsidiary of Ameriprise Financial, Inc.

RiverSource Investments and Kenwood each provide day-to-day management for a portion of the Fund in order to provide diversified exposure to the small-cap segment of the U.S. market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.


KENWOOD

Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

- Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

- Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally sell a stock holding if:

-  The stock becomes expensive relative to other stocks in the sector.

-  The company's financial performance fails to meet expectations.

RIVERSOURCE INVESTMENTS, LLC


RiverSource Investments buys stocks based on quantitative analysis of valuation, momentum, and quality adjusted valuation. In selecting securities for the Fund, the investment manager chooses companies with:


-  Attractive valuations and the potential for earnings growth.

-  Improving outlook, based on analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to other potential investments.

-  The company does not meet the investment manager's performance expectations.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the Fund to achieve its objective.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       60p

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

              RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

2000             +4.16%
2001             -6.53%
2002            -17.06%
2003            +47.85%
2004            +18.54%

During the period shown in the bar chart, the highest return for a calendar quarter was +22.00% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.29% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at Sept. 30, 2005 was +18.15%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                              1 YEAR      5 YEARS    SINCE INCEPTION
RiverSource VP - Small Cap Advantage Fund                                     +18.54%      +7.19%        +9.34%(a)
Russell 2000(R) Index (reflects no deduction for fees, expenses or taxes)     +18.33%      +6.61%        +9.77%(b)
Lipper Small-Cap Core Funds Index                                             +18.37%      +9.06%       +12.26%(b)

(a) Inception date is Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.


The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the Russell 3000 total market capitalization. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Small-Cap Core Funds Index includes the 30 largest small cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining incentive adjustment.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       61p

MANAGEMENT


Riversource Investments manages a portion of the Fund's assets directly and contracts with and compensates Kenwood to manage a portion of the Fund's assets. Riversource Investments monitors the compliance of Kenwood with the investment objectives and related policies of the Fund, reviews the performance of Kenwood, and reports periodically to the Board. Riversource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by Kenwood and may change these proportions at any time.


PORTFOLIO MANAGER(S). The portfolio managers responsible for the day-to-day management of the portion of the Fund managed by RiverSource Investments are:

Dimitris J. Bertsimas, Senior Portfolio Manager

-  Managed the Fund since July 2004.

-  Joined RiverSource Investments (previously AEFC) as a portfolio manager in
   2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

-  MS and Ph.D., MIT.

Jonathan Calvert, CFA, Portfolio Manager

-  Managed the Fund since July 2004.

-  Joined RiverSource Investments (previously AEFC) in 2003.

- Partner and Director of Quantitative Trading Research, Grantham, Mayo, van Otterloo LLC (GMO), 1992 to 2003.

-  Began investment career in 1992.

-  Bachelor of Mathematics, University of Waterloo, Canada.

KENWOOD


Kenwood, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, is an indirect subsidiary of Ameriprise Financial, Inc. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Kenwood are:


Jake Hurwitz, CFA, Co-Portfolio Manager

-  Managed the Fund since 1999.

-  Principal of Kenwood Capital Management LLC, since 1998.

- Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company (TIMCO), 1991 to 1998.

-  Began investment career in 1979.

-  MA, University of California; MBA, New York University.

Kent Kelley, CFA, Co-Portfolio Manager

-  Managed the Fund since 1999.

-  Principal of Kenwood Capital Management LLC, since 1998.

-  Chief Executive Officer, TIMCO, 1995 to 1998.

-  Began investment career in 1978.

-  MA, Yale University.


The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       62p

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


The investment manager is responsible for oversight of the subadvisers, Royce & Associates, LLC (Royce), Goldman Sachs Asset Management, L.P. (GSAM), Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio Associates) and Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.


In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index if the stock remains attractive.

ROYCE

Royce uses a value methodology in managing its portion of the Fund. In selecting securities, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. Royce's investments focus on small- and micro-cap securities that it believes are trading significantly below its estimate of their current worth. In selecting securities for the Fund, Royce looks for companies in the upper end of the small-cap market that have:

-  Excellent business strengths.

-  High internal rates of return and low leverage.

In the micro-cap sector, Royce selects from a universe of more than 5,900 micro-cap companies. Royce selects companies it believes are trading significantly below its estimate of their current worth.

GSAM

Business quality, attractive valuation and thoughtful portfolio construction are the key elements of GSAM's Value Equity approach. Through intensive, hands-on research the Value Equity team at GSAM seeks to identify well-positioned small-cap companies that have attractive returns on capital, strong or improving cash flow characteristics and are run by shareholder-oriented managements. The team employs a disciplined valuation approach to invest in these companies when the market does not fully recognize their real economic value.

GSAM will sell a position if (1) the risk/reward profile becomes less attractive due to price appreciation; (2) its investment thesis for a particular holding is invalidated based on subsequent information; and (3) its confidence in management's ability to execute is compromised. Furthermore, GSAM mitigates the liquidity and company-specific risks associated with small-cap value investing by limiting amounts in particular sectors and investing in a large number of holdings.

DONALD SMITH

Donald Smith employs a strict bottom-up approach, investing in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research, generally investing in companies with market capitalization over $100 million but less than $1.5 billion.

Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       63p

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates' investment process is predicated on the belief that it can consistently differentiate between undervalued and overvalued securities. As a result, Franklin Portfolio Associates emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. Franklin Portfolio Associates uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin Portfolio Associates applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin Portfolio Associates will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin Portfolio Associates believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

BARROW, HANLEY

Barrow, Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.

Barrow, Hanley screens the universe of roughly 1,400 companies with market capitalization between $500 million and $3 billion that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       64p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

                RIVERSOURCE VP - SMALL CAP VALUE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

2002            -12.13%
2003            +37.86%
2004            +20.01%

During the period shown in the bar chart, the highest return for a calendar quarter was +18.76% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.23% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at Sept. 30, 2005 was +14.97%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)

                                                                                    1 YEAR      SINCE INCEPTION
RiverSource VP - Small Cap Value Fund                                                +20.01%       +13.97%(a)
Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)      +22.25%       +16.04%(b)
Lipper Small-Cap Value Funds Index                                                   +20.65%       +16.06%(b)

(a) Inception date is Aug. 14, 2001.

(b) Measurement period started Sept. 1, 2001.


The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Small-Cap Value Funds Index includes the 30 largest small cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       65p

MANAGEMENT

Riversource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. Riversource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. Riversource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each subadviser and may change these proportions at any time.

The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing funds with investment goals and strategies substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with Riversource Investments' determination of the allocation that is in the best interests of the Fund's shareholders.

ROYCE

Royce is located at 1414 Avenue of the Americas, New York, New York. Royce, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Riversource Investments. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland. Royce & Associates, LLC has been investing in small-cap securities with a value approach for more than 30 years. The portfolio manager responsible for the day-to-day management of the portion of the Fund allocated to Royce is:

- Jay S. Kaplan, Portfolio Manager. Mr. Kaplan has been employed by Royce since 2000, having previously been a Managing Director and Portfolio Manager at Prudential Investments.

GSAM

GSAM is located at 32 Old Slip, New York, New York. GSAM, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Riversource Investments. GSAM is an affiliate of Goldman Sachs & Co. The team of small-cap value portfolio managers and investment professionals responsible for managing the portion of the Fund allocated to GSAM includes:

- Eileen Rominger, Managing Director and Chief Investment Officer. Ms. Rominger is a portfolio manager on the U.S. Value team where she oversees the portfolio construction and investment research for the firm's value accounts. Her prior experience spanned 18 years at Oppenheimer Capital, where she was a Managing Director and member of the Executive Committee. She was a senior portfolio manager for corporate pension fund and insurance company accounts, portfolio manager of Quest Value Fund since 1988, as well as a senior research analyst responsible for several industries. Eileen received an MBA from Wharton School of Business and a BA from Fairfield University.

- Chip Otness, CFA and Managing Director. Mr. Otness is a portfolio manager on the U.S. Value team, where he oversees the portfolio construction and investment research for the firm's Small Cap Value accounts. Chip brings to GSAM 30 years of fundamental-driven research and investment management experience, 20 years of that managing small cap funds. Chip started his career at JP Morgan where he spent 28 years. When he left JP Morgan he was Managing Director and ran J.P. Morgan's Small Cap Institutional group and was responsible for growing and managing $3.6 billion in assets. Chip received a BA in Economics from Harvard University.

- Lisa Parisi, CFA, Managing Director and Vice President. Ms. Parisi is a portfolio manager on the U.S. Value team, where she has broad research responsibilities across the value strategies. Previously, Lisa started a small-cap value strategy for John A Levin & Co. Lisa also developed a small-cap value product and co-managed a mid-cap value product at Valenzuela Capital, where she was a managing director. Lisa started her career working at Lazard Freres on the small-cap value team and has also worked at Royce Associates and Trust Company of the West. Lisa received a BBA from Adelphi University and an MBA in Finance from the Stern School of Business at New York University.

- J. Kelly Flynn, Vice President. Mr. Flynn is a portfolio manager for the U.S. Value team, where he has broad research responsibilities across the value strategies. Prior to joining GSAM Kelly spent three years at Lazard Asset Management where he was a portfolio manager for Small Cap/SMID Cap Value products. Before Lazard, Kelly was a small-cap value portfolio manager at 1838 Investment Advisors. Kelly has also spent time working for Edgewater Private Equity Fund as a research analyst and at First Boston in the mergers and acquisitions department. Kelly received a BA from Harvard in 1990 and an MBA from Wharton School of Business.

- Dolores Bamford, CFA and Vice President. Ms. Bamford is a portfolio manager for the U.S. Value team, where she has broad research responsibility across the value portfolios. Prior to her arrival at GSAM, Dolores was a Portfolio Manager at Putnam Investments for various products since 1992. While at Putnam she was portfolio manager for a variety of funds including the Putnam Convertible Income-Growth Fund, the Global Resources Fund. Dolores received a BA from Wellesley College in 1988 and her MS from MIT Sloan School of Management.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       66p

- Edward Perkin, CFA and Vice President. Mr. Perkin is a portfolio manager on the U.S. Value team where he has broad research responsibilities across the value strategies. Before joining GSAM, Mr. Perkin gained research experience from Fidelity Investments and Gabelli Asset Management while attending business school. Prior to that, he worked as a senior analyst at Fiserv. He received his BA from the University of California, Santa Barbara and received his MBA from Columbia Business School, and is a CFA charterholder. He joined the Value Team in 2002.

- David L. Berdon, Vice President. Mr. Berdon is a portfolio manager on the U.S. Value Investment team. David joined GSAM as a research analyst in March 2001. In October 2002, he became a portfolio manager and manages other value funds for GSAM. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Sililoquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.

GSAM Portfolio managers are organized along industry lines and are responsible for conducting research in their particular area of expertise. While the team debates investment ideas and overall portfolio structure, the buy/sell decision resides with the portfolio manager responsible for the industry.

DONALD SMITH

Donald Smith is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Riversource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

- Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Don accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Don received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.


- Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Richard began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Richard graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.


FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates is located at One Boston Place, 29th Floor, Boston, Massachusetts. Franklin Portfolio Associates, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Riversource Investments. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Franklin Portfolio Associates are:

- John S. Cone, CFA, Chief Executive Officer, President and Portfolio Manager. Mr. Cone received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. Mr. Cone has an extensive background in computer modeling and quantitative methods. He is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, he is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

- Michael F. Dunn, CFA. Mr. Dunn received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin Portfolio Associates, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

- Oliver E. Buckley. Mr. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin Portfolio Associates, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

- Kristin J. Crawford. Ms. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin Portfolio Associates, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

- Langton (Tony) C. Garvin, CFA. Mr. Garvin holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. He joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio, he was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Mr. Garvin belongs to the Boston Security Analysts Society.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       67p

BARROW, HANLEY

Barrow, Hanley is located at 2200 Ross Avenue, 31st Floor, 15th Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision and approval of Riversource Investments, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Riversource Investments. Barrow, Hanley is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow, Hanley are:

- James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 32 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

- John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 28 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.


The SAI provides additional information about portfolio managers compensation, management of other accounts and ownership of shares in the Fund.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       68p

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $1.2 billion to $15.9 billion as of Aug. 31, 2005. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest company held within the Index.


In pursuit of the Fund's objective, the investment manager chooses equity investments by:

-  Identifying companies that it believes exhibit the following traits:

   -  effective management,

   -  financial strength,

   -  growth potential, and

   -  competitive market position.

- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

- Considering market trends and identifying opportunities within multiple industries that offer a compelling risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-  The security is overvalued relative to alternative investments.

- The company has met the investment manager's earnings and/or growth expectations.

-  Political, economic, or other events could affect the company's performance.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       69p

PAST PERFORMANCE

The following bar chart and table provide some illustration of investing in the Fund by showing:

- how the Fund's performance has varied for each full calendar year shown on the bar chart below, and

- how the Fund's average annual total returns have varied over time compared to recognized indexes shown on the table below.


Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance will be lower.


[CHART]

              RIVERSOURCE VP - STRATEGY AGGRESSIVE FUND PERFORMANCE
                            (BASED ON CALENDAR YEARS)

1995            +31.76%
1996            +15.98%
1997            +12.64%
1998             +2.62%
1999            +71.03%
2000            -19.04%
2001            -32.91%
2001            -31.95%
2003            +28.81%
2004             +9.39%

During the period shown in the bar chart, the highest return for a calendar quarter was +56.47% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -28.63% (quarter ended March 31, 2001).


The Fund's year-to-date return at Sept. 30, 2005 was +20.44%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2004)


                                                            1 YEAR       5 YEARS      10 YEARS
RiverSource VP - Strategy Aggressive Fund                     +9.39%      -12.23%       +4.64%
Russell Midcap(R) Growth Index
(reflects no deduction for fees, expenses or taxes)          +15.48%       -3.36%      +11.23%
Lipper Mid-Cap Growth Funds Index                            +14.03%       -6.07%       +9.68%



The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


MANAGEMENT

PORTFOLIO MANAGER(S). The portfolio manager responsible for the day-to-day management of the Fund is:


Duncan J. Evered, Portfolio Manager

-  Managed the Fund since 2005.

-  Joined RiverSource Investments (previously AEFC) in 1994.

-  Began investment career in 1984.

-  MBA, Stanford School of Business.


The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       70p

FEES AND EXPENSES


Because the Funds are the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.


The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy. Expenses are based on the Fund's most recent fiscal year adjusted to reflect current fees.


ANNUAL FUND OPERATING EXPENSES


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS


                                                               MANAGEMENT         DISTRIBUTION        OTHER
FUND                                                             FEES(a)        (12b-1) FEES(b)    EXPENSES(c)     TOTAL
RiverSource VP - Balanced Fund                                   0.63%(i)             0.13%           0.08%        0.84%
RiverSource VP - Cash Management Fund                            0.51%                0.13%           0.09%        0.73%
RiverSource VP - Core Bond Fund                                  0.63%                0.13%           0.27%        1.03%
RiverSource VP - Diversified Bond Fund                           0.60%                0.13%           0.11%        0.84%
RiverSource VP - Diversified Equity Income Fund                  0.63%(i)             0.13%           0.10%        0.86%
RiverSource VP - Emerging Markets Fund(d)                        1.12%(h)             0.13%           0.28%        1.53%
RiverSource VP - Global Bond Fund                                0.83%                0.13%           0.14%        1.10%
RiverSource VP - Global Inflation Protected Securities Fund      0.49%                0.13%           0.27%        0.89%
RiverSource VP - Growth Fund                                     0.69%(i)             0.13%           0.11%        0.93%
RiverSource VP - High Yield Bond Fund                            0.62%                0.13%           0.10%        0.85%
RiverSource VP - Income Opportunities Fund                       0.64%                0.13%           0.28%        1.05%
RiverSource VP - International Opportunity Fund(d)               0.80%(h)             0.13%           0.13%        1.06%
RiverSource VP - Large Cap Equity Fund                           0.60%(h)             0.13%           0.08%        0.81%
RiverSource VP - Large Cap Value Fund                            0.63%(i)             0.13%           1.80%        2.56%
RiverSource VP - Mid Cap Growth                                  0.58%(h)             0.13%           0.11%        0.82%
RiverSource VP - Mid Cap Value Fund                              0.73%                0.13%           2.12%        2.98%
RiverSource VP - New Dimensions Fund                             0.55%(h)             0.13%           0.08%        0.76%
RiverSource VP - S&P 500 Index Fund                              0.29%                0.13%           0.13%        0.55%
RiverSource VP - Select Value Fund(e)                            0.80%(h)             0.13%           0.24%        1.17%
RiverSource VP - Short Duration U.S. Government Fund             0.61%                0.13%           0.11%        0.85%
RiverSource VP - Small Cap Advantage Fund(g)                     0.80%(i)             0.13%           0.16%        1.09%
RiverSource VP - Small Cap Value Fund(f)                         0.97%(h)             0.13%           0.18%        1.28%
RiverSource VP - Strategy Aggressive Fund                        0.56%(h)             0.13%           0.09%        0.78%

                                                               FEE WAIVER/EXPENSE       NET
                                                                REIMBURSEMENT(j)     EXPENSES
RiverSource VP - Balanced Fund                                     0.00%               0.84%
RiverSource VP - Cash Management Fund                              0.00%               0.73%
RiverSource VP - Core Bond Fund                                    0.08%               0.95%
RiverSource VP - Diversified Bond Fund                             0.00%               0.84%
RiverSource VP - Diversified Equity Income Fund                    0.00%               0.86%
RiverSource VP - Emerging Markets Fund(d)                          0.00%               1.53%
RiverSource VP - Global Bond Fund                                  0.00%               1.10%
RiverSource VP - Global Inflation Protected Securities Fund        0.14%               0.75%
RiverSource VP - Growth Fund                                       0.00%               0.93%
RiverSource VP - High Yield Bond Fund                              0.00%               0.85%
RiverSource VP - Income Opportunities Fund                         0.06%               0.99%
RiverSource VP - International Opportunity Fund(d)                 0.00%               1.06%
RiverSource VP - Large Cap Equity Fund                             0.00%               0.81%
RiverSource VP - Large Cap Value Fund                              1.51%               1.05%
RiverSource VP - Mid Cap Growth                                    0.00%               0.82%
RiverSource VP - Mid Cap Value Fund                                1.90%               1.08%
RiverSource VP - New Dimensions Fund                               0.00%               0.76%
RiverSource VP - S&P 500 Index Fund                                0.05%               0.50%
RiverSource VP - Select Value Fund(e)                              0.03%               1.14%
RiverSource VP - Short Duration U.S. Government Fund               0.00%               0.85%
RiverSource VP - Small Cap Advantage Fund(g)                       0.00%               1.09%
RiverSource VP - Small Cap Value Fund(f)                           0.02%               1.26%
RiverSource VP - Strategy Aggressive Fund                          0.00%               0.78%


(a) The Fund pays RiverSource Investments a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and custody services.


(d) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ, England) is a direct wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(e) RiverSource Investments pays GAMCO Asset Management, Inc. a fee for sub-investment advisory services.

(f) RiverSource Investments pays Royce, GSAM, Donald Smith, Franklin Portfolio Associates and Barrow, Hanley a fee for sub-investment advisory services.


(g) RiverSource Investments pays Kenwood a fee for sub-investment advisory services. Kenwood (Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, MN 55402) is an indirect subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       71p

(h) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource VP - Emerging Markets Fund, 0.04% for RiverSource VP - International Opportunity Fund, 0.02% for RiverSource VP - Large Cap Equity Fund, 0.07% for RiverSource VP - Mid Cap Growth Fund, 0.07% for RiverSource VP - New Dimensions Fund, 0.01% for RiverSource VP - Select Value Fund, 0.04% for RiverSource VP - Small Cap Value Fund and 0.07% for RiverSource VP - Strategy Aggressive Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Emerging Markets Funds Index for RiverSource VP - Emerging Markets Fund; the Lipper International Large-Cap Core Funds Index for RiverSource VP - International Opportunity Fund; the Lipper Large-Cap Core Funds Index for RiverSource VP - Large Cap Equity Fund; the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Mid Cap Growth Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - New Dimensions Fund; the Lipper Multi-Cap Value Funds Index for RiverSource VP - Select Value Fund; the Lipper Small-Cap Value Funds Index for RiverSource VP - Small Cap Value Fund; and the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Strategy Aggressive Fund.

(i) Includes the impact of a performance incentive adjustment that increased the management fee by 0.03% for RiverSource VP - Balanced Fund, 0.08% for RiverSource VP - Diversified Equity Income Fund, 0.06% for RiverSource VP - Growth Fund, 0.002% for RiverSource VP - Large Cap Value Fund and 0.01% for RiverSource VP - Small Cap Advantage Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Balanced Funds Index for RiverSource VP - Balanced Fund; the Lipper Equity Income Funds Index for RiverSource VP - Diversified Equity Income Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - Growth Fund; the Lipper Large-Cap Value Funds Index for RiverSource VP - Large Cap Value Fund; and the Lipper Small-Cap Core Funds Index for RiverSource VP - Small Cap Advantage Fund.

(j) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource VP - Core Bond Fund, 1.75% for RiverSource VP - Emerging Markets Fund, 0.75% for RiverSource VP - Global Inflation Protected Securities Fund, 0.99% for RiverSource VP - Income Opportunities Fund, 1.05% for RiverSource VP - Large Cap Value Fund, 1.10% for RiverSource VP - Mid Cap Growth Fund, 1.08% for RiverSource VP - Mid Cap Value Fund, 0.50% for RiverSource VP - S&P 500 Index Fund, 1.15% for RiverSource VP - Select Value Fund and 1.30% for RiverSource VP - Small Cap Value Fund.


EXAMPLE

THIS EXAMPLE ASSUMES THAT YOU INVEST $10,000 TO A SUBACCOUNT THAT INVESTS IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR UNITS AT THE END OF THOSE PERIODS. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:


FUND                                                            1 YEAR     3 YEARS    5 YEARS   10 YEARS
RiverSource VP - Balanced Fund                                    $ 86       $268      $  467     $1,041
RiverSource VP - Cash Management Fund                             $ 75       $234      $  407     $  910
RiverSource VP - Core Bond Fund                                   $ 97       $320      $  562     $1,257
RiverSource VP - Diversified Bond Fund                            $ 86       $268      $  467     $1,041
RiverSource VP - Diversified Equity Income Fund                   $ 88       $275      $  478     $1,065
RiverSource VP - Emerging Markets Fund                            $156       $484      $  835     $1,829
RiverSource VP - Global Bond Fund                                 $112       $350      $  607     $1,345
RiverSource VP - Global Inflation Protected Securities Fund       $ 77       $270      $  480     $1,088
RiverSource VP - Growth Fund                                      $ 95       $297      $  516     $1,147
RiverSource VP - High Yield Bond Fund                             $ 87       $271      $  472     $1,053
RiverSource VP - Income Opportunities Fund                        $101       $328      $  574     $1,282
RiverSource VP - International Opportunity Fund                   $108       $337      $  586     $1,299
RiverSource VP - Large Cap Equity Fund                            $ 83       $259      $  450     $1,006
RiverSource VP - Large Cap Value Fund                             $107       $653      $1,226     $2,787
RiverSource VP - Mid Cap Growth Fund                              $ 84       $262      $  456     $1,018
RiverSource VP - Mid Cap Value Fund                               $110       $743      $1,401     $3,169
RiverSource VP - New Dimensions Fund                              $ 78       $243      $  423     $  946
RiverSource VP - S&P 500 Index Fund                               $ 51       $171      $  303     $  688
RiverSource VP - Select Value Fund                                $116       $369      $  642     $1,423
RiverSource VP - Short Duration U.S. Government Fund              $ 87       $271      $  472     $1,053
RiverSource VP - Small Cap Advantage Fund                         $111       $347      $  602     $1,333
RiverSource VP - Small Cap Value Fund                             $128       $404      $  701     $1,548
RiverSource VP - Strategy Aggressive Fund                         $ 80       $249      $  434     $  970


THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.




               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       72p

OTHER INVESTMENT STRATEGIES AND RISKS

OTHER INVESTMENT STRATEGIES. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.

UNUSUAL MARKET CONDITIONS. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

PORTFOLIO TURNOVER. Active trading may increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

SECURITIES TRANSACTION COMMISSIONS. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

DIRECTED BROKERAGE. The Fund's Board of Directors has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

INVESTMENT MANAGER AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource variable portfolio funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource variable portfolio funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Investment Management Services Agreement is available in the Fund's most recent annual report.

ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource variable portfolio funds.

ADMINISTRATION SERVICES. RiverSource Investments provides or compensates others to provide administrative services to the RiverSource variable portfolio funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       73p

CUSTODY SERVICES. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource variable portfolio funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

DISTRIBUTION SERVICES. IDS Life Insurance Company, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or IDS Life), provides underwriting and distribution services to the RiverSource variable portfolio funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.

The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES

Currently, the RiverSource variable portfolio funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by IDS Life and other affiliated insurance companies (IDS Life). These products may include unaffiliated mutual funds as investment options, and IDS Life receives payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. Within Ameriprise Financial, Inc., IDS Life is allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the RiverSource variable portfolio funds, as a result of including these funds in the products. The amount of payment from an unaffiliated fund or allocation from affiliates resources varies, and may be significant. The amount of the payment or allocation IDS Life receives from a fund may create an incentive for IDS Life and may influence its decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by IDS Life. See the product prospectus for more information regarding these payments and allocations.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGER EXEMPTION. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP
- Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - High Yield Bond Fund, or RiverSource VP - Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. If shareholder approval is received, the fund may add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delay associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


ASSET ALLOCATION PROGRAM. The RiverSource Variable Portfolio Funds may be included as component funds in asset allocation programs (Programs). The Programs are available to owners of certain variable annuity contracts (contract owners), and, if available to you, is described in your annuity prospectus. Under the Programs, contract owners choose asset allocation model portfolios (model portfolios). Contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses as it raises cash for money flowing out of the component fund or to buy securities with money flowing into the component fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the component fund, and could adversely affect those contract owners who own the component fund but do not participate in the Program. Large flows resulting in increased transactional expenses could detract from the achievement of a component fund's investment objective during a period of rising market prices; conversely, a large cash position may reduce the magnitude of a component fund's loss in the event of falling market prices, and provide the component fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in Programs, if you invest in a component fund, you may be impacted if the component fund is included in one or more model portfolios.


FUND HOLDINGS DISCLOSURE. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       74p

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. RiverSource Variable Portfolio - Cash Management Fund's securities are valued at amortized costs. However, securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of foreign securities and other securities such as small cap stocks or high yield bonds that may be traded infrequently, fair valuation may be used more frequently than for other funds. The Fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING


The Board of Directors has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board of Directors has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.


               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       75p

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

FEDERAL INCOME TAXATION OF SUBACCOUNTS, LIFE INSURANCE COMPANIES AND ANNUITY CONTRACTS OR LIFE INSURANCE POLICIES IS DISCUSSED IN YOUR ANNUITY CONTRACT OR LIFE INSURANCE POLICY PROSPECTUS.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.

RIVERSOURCE VP - BALANCED FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005      2004      2003      2002      2001
Net asset value, beginning of period                                $14.17    $13.00    $12.32    $ 15.30    $ 20.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .35       .31       .31        .33        .44
Net gains (losses) (both realized and unrealized)                     1.02      1.17       .82      (1.88)     (4.32)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.37      1.48      1.13      (1.55)     (3.88)
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.36)     (.31)     (.31)      (.34)      (.39)
Distributions from realized gains                                       --        --      (.14)     (1.09)     (1.24)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.36)     (.31)     (.45)     (1.43)     (1.63)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $15.18    $14.17    $13.00    $ 12.32    $ 15.30

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $2,437    $2,664    $2,416    $ 2,709    $ 3,759
Ratio of expenses to average daily net assets(b)                       .82%      .78%      .80%       .77%       .76%
Ratio of net investment income (loss) to average daily net assets     2.34%     2.16%     2.48%      2.31%      2.46%
Portfolio turnover rate (excluding short-term securities)              131%      133%      119%       103%        63%
--------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       9.68%    11.39%     9.40%    (10.91%)   (19.37%)
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       76p

RIVERSOURCE VP - CASH MANAGEMENT FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                         2005     2004    2003      2002      2001
Net asset value, beginning of period                                $1.00    $1.00   $1.00    $ 1.00    $ 1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .02       --     .01       .02       .05

LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.02)      --    (.01)     (.02)     (.05)
Net asset value, end of period                                      $1.00    $1.00   $1.00    $ 1.00    $ 1.00

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $ 688    $ 773   $ 868    $1,123    $1,063
Ratio of expenses to average daily net assets(b)                      .70%     .69%    .70%      .69%      .68%
Ratio of net investment income (loss) to average daily net assets    1.88%     .47%    .72%     1.61%     4.76%
--------------------------------------------------------------------------------------------------------------
Total return(c)                                                      1.92%     .48%    .72%     1.59%     4.94%
--------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RIVERSOURCE VP - CORE BOND FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005    2004(b)
Net asset value, beginning of period                                $10.01    $ 9.98

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .31       .14
Net gains (losses) (both realized and unrealized)                      .04       .03
------------------------------------------------------------------------------------
Total from investment operations                                       .35       .17
------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.31)     (.14)
Net asset value, end of period                                      $10.05    $10.01

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $   58    $   36
Ratio of expenses to average daily net assets(c),(d)                   .95%      .95%(e)
Ratio of net investment income (loss) to average daily net assets     3.10%     2.33%(e)
Portfolio turnover rate (excluding short-term securities)              339%      221%
------------------------------------------------------------------------------------
Total return(f)                                                       3.64%     1.67%(g)
------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.01% and 1.13% for the periods ended Aug. 31, 2005 and 2004, respectively.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       77p

RIVERSOURCE VP - DIVERSIFIED BOND FUND


PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005      2004      2003      2002      2001
Net asset value, beginning of period                                $10.62    $10.40    $10.38    $10.61    $10.29

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .39       .38       .44       .56       .70
Net gains (losses) (both realized and unrealized)                      .06       .22       .02      (.23)      .30
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .45       .60       .46       .33      1.00
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.41)     (.38)     (.44)     (.56)     (.68)
Net asset value, end of period                                      $10.66    $10.62    $10.40    $10.38    $10.61

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $1,824    $1,696    $1,765    $1,814    $1,626
Ratio of expenses to average daily net assets(b)                       .82%      .81%      .81%      .80%      .80%
Ratio of net investment income (loss) to average daily net assets     3.65%     3.60%     4.23%     5.41%     6.72%
Portfolio turnover rate (excluding short-term securities)              293%      295%      251%      167%      122%
------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       4.27%     5.84%     4.50%     3.20%    10.07%
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005      2004      2003       2002      2001
Net asset value, beginning of period                                $11.17    $ 9.65    $ 8.41    $ 10.20    $10.05

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .20       .17       .17        .13       .11
Net gains (losses) (both realized and unrealized)                     2.65      1.51      1.24      (1.75)      .15
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.85      1.68      1.41      (1.62)      .26
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.19)     (.16)     (.17)      (.13)     (.11)
Distributions from realized gains                                       --        --        --       (.04)       --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.19)     (.16)     (.17)      (.17)     (.11)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $13.83    $11.17    $ 9.65    $  8.41    $10.20

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $1,679    $  843    $  370    $   267    $  106
Ratio of expenses to average daily net assets(b)                       .84%      .86%      .76%       .87%      .91%(c)
Ratio of net investment income (loss) to average daily net assets     1.66%     1.77%     2.13%      1.59%     1.49%
Portfolio turnover rate (excluding short-term securities)               25%       19%       39%        35%       68%
-------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      25.59%    17.53%    17.00%    (16.16%)    2.56%
-------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.17% for the year ended Aug. 31, 2001.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       78p

RIVERSOURCE VP - EMERGING MARKETS FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005       2004       2003      2002       2001
Net asset value, beginning of period                                $ 9.80     $ 8.44     $ 7.04     $6.68    $  9.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .06        .09        .04       .02        .01
Net gains (losses) (both realized and unrealized)                     3.72       1.39       1.38       .34      (2.94)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      3.78       1.48       1.42       .36      (2.93)
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.06)      (.12)      (.02)       --         --
Distributions from realized gains                                     (.38)        --         --        --         --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.44)      (.12)      (.02)       --         --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $13.14     $ 9.80     $ 8.44     $7.04    $  6.68

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $  192     $   46     $   16     $  10    $     6
Ratio of expenses to average daily net assets(b)                      1.55%      1.61%(c)   1.75%(c)  1.68%(c)   1.75%(c)
Ratio of net investment income (loss) to average daily net assets      .58%       .65%       .67%      .31%       .20%
Portfolio turnover rate (excluding short-term securities)              120%       117%       191%      215%       203%
---------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      39.60%     17.63%     20.25%     5.45%    (30.49%)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67%, 2.04%, 2.36% and 3.49% for the years ended Aug. 31, 2004,
     2003, 2002 and 2001, respectively.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RIVERSOURCE VP - GLOBAL BOND FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005       2004       2003       2002      2001
Net asset value, beginning of period                                $10.82     $10.40     $10.02     $ 9.76     $9.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .34        .35        .34        .38       .43
Net gains (losses) (both realized and unrealized)                      .39        .73        .61        .36       .23
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .73       1.08        .95        .74       .66
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.53)      (.66)      (.57)      (.48)     (.24)
Net asset value, end of period                                      $11.02     $10.82     $10.40     $10.02     $9.76

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $  575     $  409     $  312     $  233     $ 191
Ratio of expenses to average daily net assets(b)                      1.08%      1.08%      1.09%      1.08%     1.07%
Ratio of net investment income (loss) to average daily net assets     2.63%      2.76%      3.08%      3.92%     4.54%
Portfolio turnover rate (excluding short-term securities)               79%       105%       102%        46%       34%
---------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       6.75%     10.57%      9.56%      7.83%     7.14%
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       79p

RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                        2005(b)
Net asset value, beginning of period                                $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .32
Net gains (losses) (both realized and unrealized)                      .19
--------------------------------------------------------------------------
Total from investment operations                                       .51
--------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.32)
Net asset value, end of period                                      $10.19

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $  116
Ratio of expenses to average daily net assets(c),(d)                   .75%(e)
Ratio of net investment income (loss) to average daily net assets     3.42%(e)
Portfolio turnover rate (excluding short-term securities)               29%
--------------------------------------------------------------------------
Total return(f)                                                       5.22%(g)
--------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 0.87% for the period ended Aug. 31, 2005.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

RIVERSOURCE VP - GROWTH FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005      2004      2003        2002        2001
Net asset value, beginning of period                                $ 5.69     $5.45     $5.00     $  6.48     $ 13.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .03       .02       .01          --        (.01)
Net gains (losses) (both realized and unrealized)                      .91       .24       .45       (1.48)      (6.97)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .94       .26       .46       (1.48)      (6.98)
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.02)     (.02)     (.01)         --          --
Net asset value, end of period                                      $ 6.61     $5.69     $5.45     $  5.00     $  6.48

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $  392     $ 261     $ 223     $   144     $   177
Ratio of expenses to average daily net assets(b)                       .92%      .85%      .99%        .81%        .90%(c)
Ratio of net investment income (loss) to average daily net assets      .42%      .27%      .20%         --%       (.19%)
Portfolio turnover rate (excluding short-term securities)              154%      192%      199%        272%         41%
----------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      16.74%     4.64%     9.29%     (22.80%)    (51.87%)
----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 0.91% for the year ended Aug 31, 2001.


(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       80p

RIVERSOURCE VP - HIGH YIELD BOND FUND


PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005       2004       2003       2002       2001
Net asset value, beginning of period                                $ 6.60     $ 6.22     $ 5.66     $ 6.83     $ 7.76

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .44        .47        .48        .56        .79
Net gains (losses) (both realized and unrealized)                      .16        .38        .54      (1.17)      (.95)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .60        .85       1.02       (.61)      (.16)
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.44)      (.47)      (.46)      (.56)      (.77)
Net asset value, end of period                                      $ 6.76     $ 6.60     $ 6.22     $ 5.66     $ 6.83

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $1,246     $1,130     $  843     $  577     $  609
Ratio of expenses to average daily net assets(b)                       .83%       .82%       .83%       .83%       .82%
Ratio of net investment income (loss) to average daily net assets     6.58%      7.30%      8.31%      8.91%     11.04%
Portfolio turnover rate (excluding short-term securities)              106%       139%       141%       135%        86%
----------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       9.31%     14.03%     18.81%     (9.33%)    (1.89%)
----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RIVERSOURCE VP - INCOME OPPORTUNITIES FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005    2004(b)
Net asset value, beginning of period                                $10.29    $ 9.93

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .59       .15
Net gains (losses) (both realized and unrealized)                      .18       .36
------------------------------------------------------------------------------------
Total from investment operations                                       .77       .51
------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.59)     (.15)
Distributions from realized gains                                     (.08)       --
------------------------------------------------------------------------------------
Total distributions                                                   (.67)     (.15)
------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.39    $10.29

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $   45    $   16
Ratio of expenses to average daily net assets(c),(d)                   .99       .99%(e)
Ratio of net investment income (loss) to average daily net assets     5.69%     6.03%(e)
Portfolio turnover rate (excluding short-term securities)               93%       36%
------------------------------------------------------------------------------------
Total return(f)                                                       7.73%     5.17%(g)
------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       81p

RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005       2004      2003        2002        2001
Net asset value, beginning of period                                $ 8.23     $ 7.19     $7.00     $  8.39     $ 16.98

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .11        .08       .08         .07         .03
Net gains (losses) (both realized and unrealized)                     1.80       1.05       .16       (1.35)      (5.57)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.91       1.13       .24       (1.28)      (5.54)
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.12)      (.09)     (.05)       (.07)       (.03)
Distributions from realized gains                                       --         --        --        (.01)      (2.97)
Excess distributions from net investment income                         --         --        --        (.03)       (.05)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.12)      (.09)     (.05)       (.11)      (3.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.02     $ 8.23     $7.19     $  7.00     $  8.39

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $1,184     $  974     $ 738     $   873     $ 1,310
Ratio of expenses to average daily net assets(b)                      1.04%       .98%     1.06%       1.07%       1.04%
Ratio of net investment income (loss) to average daily net assets     1.19%       .99%     1.19%        .83%        .31%
Portfolio turnover rate (excluding short-term securities)               90%       142%      102%        140%        278%
-----------------------------------------------------------------------------------------------------------------------
Total return(c)                                                      23.29%     15.77%     3.48%     (15.38%)    (36.90%)
-----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


RIVERSOURCE VP - LARGE CAP EQUITY FUND


PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005       2004       2003        2002        2001
Net asset value, beginning of period                                $19.32     $18.04     $16.48     $ 20.87     $ 37.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .24        .14        .10         .10         .05
Net gains (losses) (both realized and unrealized)                     2.15       1.28       1.56       (2.83)     (12.96)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.39       1.42       1.66       (2.73)     (12.91)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.23)      (.14)      (.10)       (.09)       (.04)
Distributions from realized gains                                       --         --         --       (1.57)      (3.39)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.23)      (.14)      (.10)      (1.66)      (3.43)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $21.48     $19.32     $18.04     $ 16.48     $ 20.87

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $2,510     $2,535     $1,982     $ 2,227     $ 3,270
Ratio of expenses to average daily net assets(b)                       .80%       .85%       .85%        .80%        .78%
Ratio of net investment income (loss) to average daily net assets     1.13%       .72%       .62%        .52%        .13%
Portfolio turnover rate (excluding short-term securities)              132%       114%       115%        146%         62%
------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                      12.42%      7.87%     10.16%     (14.08%)    (36.48%)
------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       82p

RIVERSOURCE VP - LARGE CAP VALUE FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005    2004(b)
Net asset value, beginning of period                                $10.00    $ 9.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .14       .05
Net gains (losses) (both realized and unrealized)                     1.06       .02
------------------------------------------------------------------------------------
Total from investment operations                                      1.20       .07
------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.14)     (.06)
Distributions from realized gains                                     (.07)       --
------------------------------------------------------------------------------------
Total distributions                                                   (.21)     (.06)
------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.99    $10.00

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $   15    $    7
Ratio of expenses to average daily net assets(c),(d)                  1.05%     1.05%(e)
Ratio of net investment income (loss) to average daily net assets     1.37%     1.03%(e)
Portfolio turnover rate (excluding short-term securities)               52%       24%
------------------------------------------------------------------------------------
Total return(f)                                                      12.04%      .69%(g)
------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 2.55% and 2.85% for the periods ended Aug. 31, 2005 and 2004, respectively.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

RIVERSOURCE VP - MID CAP GROWTH FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005       2004       2003        2002        2001(b)
Net asset value, beginning of period                                $10.11     $10.09     $ 8.54     $  9.57        $10.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (.04)      (.05)      (.05)       (.04)         (.01)
Net gains (losses) (both realized and unrealized)                     2.36        .07       1.60        (.99)         (.69)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      2.32        .02       1.55       (1.03)         (.70)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $12.43     $10.11     $10.09     $  8.54        $ 9.57

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $  255     $  225     $  170     $    72        $   14
Ratio of expenses to average daily net assets(c)                       .82%       .85%      1.06%       1.10%(d)      1.10%(d),(e)
Ratio of net investment income (loss) to average daily net assets     (.32%)     (.49%)     (.71%)      (.76%)        (.45%)(e)
Portfolio turnover rate (excluding short-term securities)               34%        25%        19%         20%           19%
--------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                      23.03%       .13%     18.20%     (10.77%)       (6.82%)(g)
--------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.39% and 2.99% for the periods ended Aug. 31, 2002 and 2001, respectively.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       83p

RIVERSOURCE VP - MID CAP VALUE FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                        2005(b)
Net asset value, beginning of period                                $10.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .01
Net gains (losses) (both realized and unrealized)                     1.28
--------------------------------------------------------------------------
Total from investment operations                                      1.29
--------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.02)
Net asset value, end of period                                      $11.42

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                 $7
Ratio of expenses to average daily net assets(c),(d)                  1.08%(e)
Ratio of net investment income (loss) to average daily net assets      .62%(e)
Portfolio turnover rate (excluding short-term securities)                7%
--------------------------------------------------------------------------
Total return(f)                                                      12.70%(g)
--------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 2.97% for the period ended Aug. 31, 2005.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.


RIVERSOURCE VP - NEW DIMENSIONS FUND


PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                          2005       2004       2003        2002        2001
Net asset value, beginning of period                                $14.52     $14.29     $13.06     $ 15.49     $ 25.03

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .15        .10        .08         .07         .02
Net gains (losses) (both realized and unrealized)                      .91        .23       1.23       (2.42)      (8.01)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.06        .33       1.31       (2.35)      (7.99)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.15)      (.10)      (.08)       (.07)       (.02)
Distributions from realized gains                                       --         --         --        (.01)      (1.53)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.15)      (.10)      (.08)       (.08)      (1.55)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $15.43     $14.52     $14.29     $ 13.06     $ 15.49

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $2,200     $2,932     $3,115     $ 3,045     $ 3,892
Ratio of expenses to average daily net assets(b)                       .75%       .72%       .82%        .79%        .79%
Ratio of net investment income (loss) to average daily net assets     1.01%       .66%       .64%        .47%        .12%
Portfolio turnover rate (excluding short-term securities)               89%        55%        23%         27%         27%
------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                       7.28%      2.29%     10.11%     (15.17%)    (33.05%)
------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       84p

RIVERSOURCE VP - S&P 500 INDEX FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                              2005       2004        2003        2002        2001
Net asset value, beginning of period                                  $   7.54   $   6.88    $   6.24    $   7.71    $  10.38

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .13        .09         .08         .07         .06
Net gains (losses) (both realized and unrealized)                          .76        .66         .64       (1.47)      (2.65)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           .89        .75         .72       (1.40)      (2.59)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                      (.13)      (.09)       (.08)       (.07)       (.06)
Distributions from realized gains                                           --         --          --          --        (.02)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (.13)      (.09)       (.08)       (.07)       (.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $   8.30   $   7.54    $   6.88    $   6.24    $   7.71

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $    367   $    283    $    171    $     99    $     56
Ratio of expenses to average daily net assets(b),(c)                       .50%       .49%        .50%        .50%        .49%
Ratio of net investment income (loss) to average daily net assets         1.65%      1.21%       1.31%       1.01%        .85%
Portfolio turnover rate (excluding short-term securities)                    5%        --%          5%         72%        137%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          11.98%     10.84%      11.51%     (18.29%)    (24.96%)
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.56%, 0.57%, 0.64%, 0.82% and 1.31% for the years ended Aug. 31,
     2005, 2004, 2003, 2002 and 2001, respectively.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RIVERSOURCE VP - SELECT VALUE FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                              2005     2004(b)
Net asset value, beginning of period                                  $   9.95   $   9.98

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .05        .02
Net gains (losses) (both realized and unrealized)                         1.55       (.03)
-----------------------------------------------------------------------------------------
Total from investment operations                                          1.60       (.01)
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                      (.05)      (.02)
Distributions from realized gains                                         (.05)        --
-----------------------------------------------------------------------------------------
Total distributions                                                       (.10)      (.02)
-----------------------------------------------------------------------------------------
Net asset value, end of period                                        $  11.45   $   9.95

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $     23   $      9
Ratio of expenses to average daily net assets(c),(d)                      1.15%      1.15%(e)
Ratio of net investment income (loss) to average daily net assets          .45%       .50%(e)
Portfolio turnover rate (excluding short-term securities)                   31%        13%
-----------------------------------------------------------------------------------------
Total return(f)                                                          16.18%      (.11%)(g)
-----------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.17% and 1.97% for the periods ended Aug. 31, 2005 and 2004, respectively.


(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       85p

RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                              2005       2004        2003        2002        2001
Net asset value, beginning of period                                  $  10.34   $  10.46    $  10.55    $  10.34    $   9.95

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               .27        .25         .27         .34         .52
Net gains (losses) (both realized and unrealized)                         (.13)      (.07)       (.05)        .23         .39
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           .14        .18         .22         .57         .91
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                      (.27)      (.25)       (.27)       (.34)       (.52)
Distributions from realized gains                                           --       (.05)       (.04)       (.02)         --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (.27)      (.30)       (.31)       (.36)       (.52)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  10.21   $  10.34    $  10.46    $  10.55    $  10.34

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $    484   $    506    $    479    $    276    $    106
Ratio of expenses to average daily net assets(b)                           .83%       .82%        .82%        .83%        .84%(c)
Ratio of net investment income (loss) to average daily net assets         2.67%      2.36%       2.47%       3.24%       4.94%
Portfolio turnover rate (excluding short-term securities)                  171%       135%        179%        292%         95%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                           1.43%      1.70%       2.06%       5.42%       9.29%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 0.87% for the year ended Aug. 31, 2001.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED AUG. 31,                                              2005       2004        2003        2002        2001
Net asset value, beginning of period                                  $  12.64   $  11.25    $   8.79    $  10.13    $  12.58

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              (.04)      (.05)       (.02)       (.02)       (.01)
Net gains (losses) (both realized and unrealized)                         3.14       1.44        2.48       (1.32)      (2.09)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          3.10       1.39        2.46       (1.34)      (2.10)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Distributions from realized gains                                         (.63)        --          --          --        (.35)
Net asset value, end of period                                        $  15.11   $  12.64    $  11.25    $   8.79    $  10.13

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $    235   $    184    $    102    $     59    $     49
Ratio of expenses to average daily net assets(b)                          1.07%      1.10%       1.19%       1.11%       1.16%(c)
Ratio of net investment income (loss) to average daily net assets         (.28%)     (.42%)      (.20%)      (.21%)      (.08%)
Portfolio turnover rate (excluding short-term securities)                  112%       104%        124%        156%        152%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          24.88%     12.40%      27.96%     (13.28%)    (16.68%)
-----------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.26% for the year ended Aug. 31, 2001.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       86p

RIVERSOURCE VP - SMALL CAP VALUE FUND


PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED AUG. 31,                                            2005       2004        2003        2002      2001(b)
Net asset value, beginning of period                                $  13.10   $  11.39    $   9.52    $   9.84    $  10.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .02       (.02)       (.03)       (.03)       (.01)
Net gains (losses) (both realized and unrealized)                       2.53       1.92        1.95        (.29)       (.16)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        2.55       1.90        1.92        (.32)       (.17)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.01)        --        (.01)         --          --
Distributions from realized gains                                      (1.18)      (.19)       (.04)         --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (1.19)      (.19)       (.05)         --          --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  14.46   $  13.10    $  11.39    $   9.52    $   9.84

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    412   $    229    $    134    $     63    $      5
Ratio of expenses to average daily net assets(c)                        1.28%      1.27%       1.55%       1.48%       1.50%(d),(e)
Ratio of net investment income (loss) to average daily net assets        .12%      (.20%)      (.43%)      (.67%)     (1.15%)(d)
Portfolio turnover rate (excluding short-term securities)                 65%        84%         87%         12%         --%
---------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                        20.02%     16.78%      20.24%      (3.19%)     (1.77%)(g)
---------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 6.86% for the period ended Aug. 31, 2001.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

RIVERSOURCE VP - STRATEGY AGGRESSIVE FUND

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED AUG. 31,                                              2005       2004        2003        2002        2001
Net asset value, beginning of period                                  $   6.80   $   6.99    $   5.72    $   8.29    $  27.82

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              (.04)      (.03)       (.03)       (.04)        .01
Net gains (losses) (both realized and unrealized)                         1.51       (.16)       1.30       (2.53)     (13.01)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          1.47       (.19)       1.27       (2.57)     (13.00)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income                                        --         --          --          --        (.02)
Distributions from realized gains                                           --         --          --          --       (6.51)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         --         --          --          --       (6.53)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $   8.27   $   6.80    $   6.99    $   5.72    $   8.29

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $    687   $    783    $    969    $    991    $  1,815
Ratio of expenses to average daily net assets(b)                           .78%       .72%        .83%        .81%        .78%
Ratio of net investment income (loss) to average daily net assets         (.33%)     (.43%)      (.54%)      (.50%)       .10%
Portfolio turnover rate (excluding short-term securities)                   28%        53%         27%        180%        166%
-----------------------------------------------------------------------------------------------------------------------------
Total return(c)                                                          21.58%     (2.67%)     22.16%     (30.97%)    (53.61%)
-----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
                                       87p

Additional information about the Funds and their investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Service Corporation.

RiverSource Variable Portfolio Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:

RiverSource Variable Portfolio - Balanced Fund                                     811-4252
RiverSource Variable Portfolio - Cash Management Fund                              811-3190
RiverSource Variable Portfolio - Core Bond Fund                                    811-3219
RiverSource Variable Portfolio - Diversified Bond Fund                             811-3219
RiverSource Variable Portfolio - Diversified Equity Income Fund                    811-4252
RiverSource Variable Portfolio - Emerging Markets Fund                             811-3218
RiverSource Variable Portfolio - Global Bond Fund                                  811-3219
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund        811-3219
RiverSource Variable Portfolio - Growth Fund                                       811-3218
RiverSource Variable Portfolio - High Yield Bond Fund                              811-3219
RiverSource Variable Portfolio - Income Opportunities Fund                         811-3219
RiverSource Variable Portfolio - International Opportunity Fund                    811-3218
RiverSource Variable Portfolio - Large Cap Equity Fund                             811-3218
RiverSource Variable Portfolio - Large Cap Value Fund                              811-3218
RiverSource Variable Portfolio - Mid Cap Growth Fund                               811-3218
RiverSource Variable Portfolio - Mid Cap Value Fund                                811-3218
RiverSource Variable Portfolio - New Dimensions Fund                               811-3218
RiverSource Variable Portfolio - S&P 500 Index Fund                                811-3218
RiverSource Variable Portfolio - Select Value Fund                                 811-10383
RiverSource Variable Portfolio - Short Duration U.S. Government Fund               811-3219
RiverSource Variable Portfolio - Small Cap Advantage Fund                          811-3218
RiverSource Variable Portfolio - Small Cap Value Fund                              811-10383
RiverSource Variable Portfolio - Strategy Aggressive Fund                          811-3218


RIVERSOURCE VARIABLE PORTFOLIO FUNDS

70100 Ameriprise Financial Center
Minneapolis, MN 55474


                                                             S-6466-99 Y (10/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

AXP(R) VARIABLE PORTFOLIO - INCOME SERIES, INC.
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
                                        SECURITIES FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

AXP(R) VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND

AXP(R) VARIABLE PORTFOLIO - MANAGED SERIES, INC.
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

AXP(R) VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

AXP(R) VARIABLE PORTFOLIO - PARTNERS SERIES, INC.
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND
   RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

  (singularly and collectively, where the context requires, referred to as the
                                      Fund)

As of Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds. In addition to the brand name change, the following funds changed their names: AXP Variable Portfolio - Equity Select Fund changed its name to RiverSource Variable Portfolio - Mid Cap Growth Fund, AXP Variable Portfolio - Managed Fund changed its name to RiverSource Variable Portfolio - Balanced Fund, AXP Variable Portfolio - Partners Select Value Fund changed its name to RiverSource Variable Portfolio - Select Value Fund, AXP Variable Portfolio - Partners Small Cap Value Fund changed its name to RiverSource Variable Portfolio - Small Cap Value Fund, AXP Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to RiverSource Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - Threadneedle International Fund changed its name to RiverSource Variable Portfolio - International Opportunity Fund.

                                  OCT. 28, 2005


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to Ameriprise Financial Services (formerly American Express Financial Advisors), 70100 Ameriprise Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.


The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Each fund is governed by a Board of Directors/Trustees (Board) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents below.


TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies                         p.  3

Investment Strategies and Types of Investments                             p.  9
Information Regarding Risks and Investment Strategies                      p. 13
Securities Transactions                                                    p. 31
Brokerage Commissions Paid to Brokers Affiliated with
the Investment Manager                                                     p. 38
Valuing Fund Shares                                                        p. 39
Portfolio Holdings Disclosure                                              p. 40
Proxy Voting                                                               p. 42
Selling Shares                                                             p. 43
Capital Loss Carryover                                                     p. 43
Taxes                                                                      p. 43
Agreements                                                                 p. 44
Organizational Information                                                 p. 67
Board Members and Officers                                                 p. 69
Control Persons and Principal Holders of Securities                        p. 74
Independent Registered Public Accounting Firm                              p. 74
Appendix A: Description of Money Market Securities                         p. 75
Appendix B: Description of Ratings                                         p. 78
Appendix C: Additional Information About the Index                         p. 82

CORPORATE REORGANIZATION

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express) and is now a separate company trading under the ticker symbol AMP. Ameriprise Financial provides administrative services to the Funds and is the parent company of the Funds' investment manager, RiverSource Investments, LLC and the Funds' distributor, IDS Life Insurance Company. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.

The Board of Directors has approved in principle the merger of RiverSource Variable Portfolio - New Dimensions Fund into RiverSource Variable Portfolio - Large Cap Equity Fund and the merger of RiverSource Variable Portfolio - Strategy Aggressive Fund into RiverSource Variable Portfolio - Mid Cap Growth Fund. The mergers are subject to approval by shareholders of RiverSource Variable Portfolio - New Dimensions Fund and RiverSource Variable Portfolio - Strategy Aggressive Fund. It is currently anticipated that proxy materials regarding the mergers will be distributed to shareholders in December 2005, and that a meeting for shareholders to consider the mergers will be held in February 2006.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

Throughout this SAI, the funds are referred to as follows:

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management) RiverSource Variable Portfolio - Core Bond Fund (Core Bond)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond) RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)
RiverSource Variable Portfolio - Emerging Markets Fund (Emerging Markets) RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Global Inflation Protected Securities)
RiverSource Variable Portfolio - Growth Fund (Growth)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond) RiverSource Variable Portfolio - Income Opportunities Fund (Income Opportunities)
RiverSource Variable Portfolio - International Opportunity Fund (International Opportunity)
RiverSource Variable Portfolio - Large Cap Equity Fund (Large Cap Equity) RiverSource Variable Portfolio - Large Cap Value Fund (Large Cap Value) RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth) RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)
RiverSource Variable Portfolio - New Dimensions Fund (New Dimensions) RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
RiverSource Variable Portfolio - Select Value Fund (Select Value)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)
RiverSource Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage) RiverSource Variable Portfolio - Small Cap Value Fund (Small Cap Value) RiverSource Variable Portfolio - Strategy Aggressive Fund (Strategy Aggressive)

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fundamental policies that are in addition to any fundamental policy described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

TABLE 1. FUNDAMENTAL POLICIES

Unless holders of a majority of the outstanding voting securities agree to make the change, the fund will not:


                           A      B      C        D       E       F      G       H      I      J       K        L        M
                                                                        BUY   INVEST
                                                                        MORE   MORE          CONCEN-
                                        BUY      BUY    LEND    ISSUE   THAN   THAN          TRATE           BUY ON    BUY
                         ACT AS  MAKE OR SELL  OR SELL  FUND    SENIOR  10%     5%           IN ANY          MARGIN   STOCKS,
                         UNDER- CASH   REAL      COM-  SECURI- SECURI- OF AN  IN AN  BORROW   ONE     LOAN  OR SELL   BONDS,
                         WRITER LOANS ESTATE  MODITIES  TIES    TIES   ISSUER ISSUER MONEY  INDUSTRY ASSETS SHORT(I)   ETC.
-----------------------------------------------------------------------------------------------------------------------------
Balanced                    1     1      1       1        1       1       2      2      4      1       1
Cash Management             1     2      2                1       1              3      3      2               1         1
Core Bond                   1     1      1       1        1       1       1      2      2      1
Diversified Bond            1     1      1       1        1               2      2      3      1
Diversified Equity Income   1     1      1       1        1       1       2      2      4      1
Emerging Markets            1     1      1       1        1       1       2      2      4      1       1
Global Bond                 1     1      1       1        1       1       2             4      1       1
Global Inflation
Protected Securities        1     1      1       1        1       1                     2      1
Growth                      1     1      1       1        1       1       2      2      4      1       1
High Yield Bond             1     1      1       1        1       1       2      2      4      1
Income Opportunities        1     1      1       1        1       1       1      2      2      1
International Opportunity   1     1      1       1        1       1       2      2      3      1       1
Large Cap Equity            1     1      1       1        1               2      2      3      1
Large Cap Value             1     1      1       2        1       1       1      1      2      1
Mid Cap Growth              1     1      1       1        1               2      2      4      1
Mid Cap Value               1     1      1       1        1       1       1      2      2      1
New Dimensions              1     1      1       1        1               2      2      4      1       1
S&P 500 Index               1     1      1       1        1       1                     4      1       1
Select Value                1     1      1       2        1       1       2      1      1      1       1
Short Duration
U.S. Government             1     1      1       1        1       1       2      2      4      1       1
Small Cap Advantage         1     1      1       1        1       1       2      2      4      1
Small Cap Value             1     1      1       2        1       1                     1      1
Strategy Aggressive         1     1      1       1        1               2      2      3      1       1


(i) Nonfundamental policy for all funds except Cash Management.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

A. ACT AS UNDERWRITER

   1 - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

B. MAKE CASH LOANS

   1 - Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

   2 - Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire.

C. BUY OR SELL REAL ESTATE

   1 - Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   2 - Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

D. BUY OR SELL PHYSICAL COMMODITIES

   1 - Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   2 - Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

E. LEND FUND SECURITIES

   1  -  Lend fund securities in excess of 30% of its net assets.

F. ISSUE SENIOR SECURITIES

   1  -  Issue senior securities, except as permitted under the 1940 Act.

G. BUY MORE THAN 10% OF AN ISSUER

   1 - Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

   2 - Purchase more than 10% of the outstanding voting securities of an issuer.

H. INVEST MORE THAN 5% IN AN ISSUER

   1 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

   2 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

   3 - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

I. BORROW MONEY

   1 - Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. Under current Board policy, the fund has no current intention to borrow to a material extent.

   2 - Borrow money except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

   3 - Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%. The fund has no current intention to borrow to a material extent.

   4 - Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

J. CONCENTRATE

   1 - Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   2 - Intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

K. LOAN ASSETS

   1 - Make a loan of any part of its assets to the investment manager, to the board members and officers of the investment manager or to its own board members and officers.

L. BUY ON MARGIN OR SELL SHORT

   1 - Buy on margin or sell short or deal in options to buy or sell securities.

M. BUY STOCKS, BONDS, ETC.

   1 - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

TABLE 2. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:


                                       A         B          C        D        E          F         G        H        I        J
                                                                                     INVESTING
                                    DEPOSIT   ILLIQUID   INVEST-  MARGIN,   MONEY        TO     FOREIGN    DEBT   EQUITY   INVEST
                                      ON    SECURITIES;   MENT    SELLING   MARKET   CONTROL OR SECURI- SECURI- SECURI-   WHILE
                                    FUTURES   BULLION   COMPANIES  SHORT  SECURITIES   MANAGE   TIES(1)    TIES    TIES   BORROWING
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                               1         1          1        2        1          1        25%                3
Cash Management                                  2          1       See                           25%        9
                                                                  Table 1
Core Bond                              1         1          2        4        1          1        15%
Diversified Bond                       1         1          1        3        1          1
Diversified Equity Income              1         1          1        2        1          1        25%        7
Emerging Markets                       1         1          1        1        1          1                  1,5
Global Bond                            1         1          1        2        1          1                   8
Global Inflation Protected
Securities                             1         1          1        4                            15%
Growth                                 1         1          1        4        1          1        25%        3
High Yield Bond                        1         1          1        3        1          1        25%                1
Income Opportunities                   1         1          1        4        1          1        25%
International Opportunity              1         1          3        1        1          1
Large Cap Equity                       1         1          1        4        1          1        25%
Large Cap Value                        1         1          1        1        1          1        20%        5
Mid Cap Growth                         1         1          1        1        1          1        15%        4
Mid Cap Value                          1         1          1        2        1          1        25%        6
New Dimensions                         1         1          1        4        1          1        30%
S&P 500 Index                          1         1                   6
Select Value                           1         1          2        1        1                   20%        2                1
Short Duration U.S. Government         1         1          1        5        1          1
Small Cap Advantage                    1         1          1        1        1
Small Cap Value                        1         1          1        1        1                                               1
Strategy Aggressive                    1         1          1        6        1          1        25%                2



* Normally, investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets.


A. DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

   1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

B. ILLIQUID SECURITIES

   1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

   2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

C. INVESTMENT COMPANIES

   1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

   2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

   3 - The fund will not invest more than 10% of its total assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.

D. MARGIN/SELLING SHORT

   1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

   2 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

   3 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

   4 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

   5 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

   6 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in futures contracts.

E. MONEY MARKET SECURITIES

   1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

F. INVESTING TO CONTROL OR MANAGE

   1  -  The fund will not invest in a company to control or manage it.

G. FOREIGN SECURITIES

   1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

H. DEBT SECURITIES

   1  -  The fund may invest up to 20% of its net assets in bonds.

   2 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

   3  -  The fund may not purchase debt securities rated below investment grade.

   4 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

   5 - The fund may invest up to 10% of its net assets in bonds rated below investment grade

   6 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

   7 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

   8 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

   9 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

I. EQUITY SECURITIES

   1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.


   2 - Under normal market conditions, at least 65% of the fund's total assets are invested in equity securities.

   3 - Under normal market conditions, the Fund invests at least 50% of its total assets in common stock.


J. INVEST WHILE BORROWING

   1 - The fund will not make additional investments while any borrowing remains outstanding.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                                            ALLOWABLE FOR THE FUND?
                                                       ------------------------------------------------------------------
                                                                                                    DIVERSIFIED
                                                                    CASH       CORE    DIVERSIFIED     EQUITY    EMERGING
                                                       BALANCED  MANAGEMENT    BOND       BOND         INCOME    MARKETS
Agency and Government Securities                          yes       yes        yes        yes           yes        yes
Borrowing                                                 yes       yes        yes        yes           yes        yes
Cash/Money Market Instruments                             yes       yes        yes        yes           yes        yes
Collateralized Bond Obligations                           yes        no        yes        yes           yes        yes
Commercial Paper                                          yes       yes        yes        yes           yes        yes
Common Stock                                              yes        no        yes        yes           yes        yes
Convertible Securities                                    yes        no        yes        yes           yes        yes
Corporate Bonds                                           yes        no        yes        yes           yes        yes
Debt Obligations                                          yes       yes        yes        yes           yes        yes
Depositary Receipts                                       yes        no        yes        yes           yes        yes
Derivative Instruments (including Options and Futures)    yes        no        yes        yes           yes        yes
Exchange-Traded Funds                                     yes        no        yes        yes           yes        yes
Foreign Currency Transactions                             yes        no        yes        yes           yes        yes
Foreign Securities                                        yes       yes        yes        yes           yes        yes
Funding Agreements                                        yes       yes        yes        yes           yes        yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)       yes        no*        no*       yes           yes        yes
Illiquid and Restricted Securities                        yes       yes        yes        yes           yes        yes
Indexed Securities                                        yes        no        yes        yes           yes        yes
Inflation Protected Securities                            yes        no        yes        yes           yes        yes
Inverse Floaters                                          yes        no        yes        yes            no         no
Investment Companies                                      yes       yes        yes        yes           yes        yes
Lending of Portfolio Securities                           yes       yes        yes        yes           yes        yes
Loan Participations                                       yes        no        yes        yes           yes        yes
Mortgage- and Asset-Backed Securities                     yes       yes        yes        yes           yes        yes
Mortgage Dollar Rolls                                     yes        no        yes        yes            no         no
Municipal Obligations                                     yes        no        yes        yes           yes        yes
Preferred Stock                                           yes        no        yes        yes           yes        yes
Real Estate Investment Trusts                             yes        no        yes        yes           yes        yes
Repurchase Agreements                                     yes       yes        yes        yes           yes        yes
Reverse Repurchase Agreements                             yes       yes        yes        yes           yes        yes
Short Sales                                                no        no         no         no            no         no
Sovereign Debt                                            yes       yes        yes        yes           yes        yes
Structured Investments                                    yes        no        yes        yes           yes        yes
Swap Agreements                                           yes        no        yes        yes            no         no
Variable- or Floating-Rate Securities                     yes       yes        yes        yes           yes        yes
Warrants                                                  yes        no        yes        yes           yes        yes
When-Issued Securities and Forward Commitments            yes        no        yes        yes           yes        yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      yes        no        yes        yes           yes        yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                                                 ALLOWABLE FOR THE FUND?
                                                       ----------------------------------------------------------------------------
                                                                 GLOBAL INFLATION
                                                        GLOBAL       PROTECTED             HIGH YIELD     INCOME      INTERNATIONAL
                                                         BOND       SECURITIES     GROWTH     BOND     OPPORTUNITIES   OPPORTUNITY
Agency and Government Securities                         yes           yes          yes        yes          yes            yes
Borrowing                                                yes           yes          yes        yes          yes            yes
Cash/Money Market Instruments                            yes           yes          yes        yes          yes            yes
Collateralized Bond Obligations                          yes           yes          yes        yes          yes            yes
Commercial Paper                                         yes           yes          yes        yes          yes            yes
Common Stock                                             yes           yes          yes        yes          yes            yes
Convertible Securities                                   yes           yes          yes        yes          yes            yes
Corporate Bonds                                          yes           yes          yes        yes          yes            yes
Debt Obligations                                         yes           yes          yes        yes          yes            yes
Depositary Receipts                                      yes           yes          yes        yes          yes            yes
Derivative Instruments (including Options and Futures)   yes           yes          yes        yes          yes            yes
Exchange-Traded Funds                                    yes           yes          yes        yes          yes            yes
Foreign Currency Transactions                            yes           yes          yes        yes          yes            yes
Foreign Securities                                       yes           yes          yes        yes          yes            yes
Funding Agreements                                       yes           yes          yes        yes          yes            yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)      yes            no*          no*       yes          yes             no*
Illiquid and Restricted Securities                       yes           yes          yes        yes          yes            yes
Indexed Securities                                       yes           yes          yes        yes          yes            yes
Inflation Protected Securities                           yes           yes          yes        yes          yes            yes
Inverse Floaters                                         yes           yes           no        yes          yes             no
Investment Companies                                     yes           yes          yes        yes          yes            yes
Lending of Portfolio Securities                          yes           yes          yes        yes          yes            yes
Loan Participations                                      yes           yes          yes        yes          yes            yes
Mortgage- and Asset-Backed Securities                    yes           yes          yes        yes          yes            yes
Mortgage Dollar Rolls                                    yes           yes           no        yes          yes             no
Municipal Obligations                                    yes           yes          yes        yes          yes            yes
Preferred Stock                                          yes           yes          yes        yes          yes            yes
Real Estate Investment Trusts                            yes           yes          yes        yes          yes            yes
Repurchase Agreements                                    yes           yes          yes        yes          yes            yes
Reverse Repurchase Agreements                            yes           yes          yes        yes          yes            yes
Short Sales                                               no            no           no         no           no             no
Sovereign Debt                                           yes           yes          yes        yes          yes            yes
Structured Investments                                   yes           yes          yes        yes          yes            yes
Swap Agreements                                          yes            no          yes        yes          yes             no
Variable- or Floating-Rate Securities                    yes           yes          yes        yes          yes            yes
Warrants                                                 yes           yes          yes        yes          yes            yes
When-Issued Securities and Forward Commitments           yes           yes          yes        yes          yes            yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities     yes           yes          yes        yes          yes            yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                                                 ALLOWABLE FOR THE FUND?
                                                        --------------------------------------------------------------------------
                                                        LARGE CAP    LARGE CAP     MID CAP       MID CAP        NEW        S&P 500
                                                         EQUITY        VALUE       GROWTH         VALUE     DIMENSIONS      INDEX
Agency and Government Securities                          yes          yes          yes            yes          yes          yes
Borrowing                                                 yes          yes          yes            yes          yes          yes
Cash/Money Market Instruments                             yes          yes          yes            yes          yes          yes
Collateralized Bond Obligations                           yes          yes          yes            yes          yes          yes
Commercial Paper                                          yes          yes          yes            yes          yes          yes
Common Stock                                              yes          yes          yes            yes          yes          yes
Convertible Securities                                    yes          yes          yes            yes          yes          yes
Corporate Bonds                                           yes          yes          yes            yes          yes          yes
Debt Obligations                                          yes          yes          yes            yes          yes          yes
Depositary Receipts                                       yes          yes          yes            yes          yes          yes
Derivative Instruments (including Options and Futures)    yes          yes          yes            yes          yes          yes
Exchange-Traded Funds                                     yes          yes          yes            yes          yes          yes
Foreign Currency Transactions                             yes          yes          yes            yes          yes          yes
Foreign Securities                                        yes          yes          yes            yes          yes          yes
Funding Agreements                                        yes          yes          yes            yes          yes          yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)       yes          yes           no*           yes          yes           no*
Illiquid and Restricted Securities                        yes          yes          yes            yes          yes          yes
Indexed Securities                                        yes          yes          yes            yes          yes          yes
Inflation Protected Securities                            yes          yes          yes            yes          yes          yes
Inverse Floaters                                          yes           no           no             no           no           no
Investment Companies                                      yes          yes          yes            yes          yes          yes
Lending of Portfolio Securities                           yes          yes          yes            yes          yes          yes
Loan Participations                                       yes          yes          yes            yes          yes          yes
Mortgage- and Asset-Backed Securities                     yes          yes          yes            yes          yes           no
Mortgage Dollar Rolls                                     yes           no           no             no           no           no
Municipal Obligations                                     yes          yes          yes            yes          yes          yes
Preferred Stock                                           yes          yes          yes            yes          yes          yes
Real Estate Investment Trusts                             yes          yes          yes            yes          yes          yes
Repurchase Agreements                                     yes          yes          yes            yes          yes          yes
Reverse Repurchase Agreements                             yes          yes          yes            yes          yes          yes
Short Sales                                                no           no           no             no           no          yes
Sovereign Debt                                            yes          yes          yes            yes          yes          yes
Structured Investments                                    yes          yes          yes            yes          yes          yes
Swap Agreements                                            no           no           no             no           no           no
Variable- or Floating-Rate Securities                     yes          yes          yes            yes          yes          yes
Warrants                                                  yes          yes          yes            yes          yes          yes
When-Issued Securities and Forward Commitments            yes          yes          yes            yes          yes          yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities      yes          yes          yes            yes          yes          yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                                                     ALLOWABLE FOR THE FUND?
                                                                 ------------------------------------------------------------
                                                                 SELECT   SHORT DURATION  SMALL CAP   SMALL CAP    STRATEGY
                                                                 VALUE   U.S. GOVERNMENT  ADVANTAGE     VALUE     AGGRESSIVE
Agency and Government Securities                                  yes           yes         yes          yes         yes
Borrowing                                                         yes           yes         yes          yes         yes
Cash/Money Market Instruments                                     yes           yes         yes          yes         yes
Collateralized Bond Obligations                                    no           yes          no           no         yes
Commercial Paper                                                  yes           yes         yes          yes         yes
Common Stock                                                      yes            no         yes          yes         yes
Convertible Securities                                            yes            no         yes          yes         yes
Corporate Bonds                                                   yes           yes         yes          yes         yes
Debt Obligations                                                  yes           yes         yes          yes         yes
Depositary Receipts                                               yes            no         yes          yes         yes
Derivative Instruments (including Options and Futures)            yes           yes         yes          yes         yes
Exchange-Traded Funds                                             yes           yes         yes          yes         yes
Foreign Currency Transactions                                     yes            no         yes          yes         yes
Foreign Securities                                                yes           yes         yes          yes         yes
Funding Agreements                                                yes           yes         yes          yes         yes
High-Yield (High-Risk) Debt Securities (Junk Bonds)               yes            no*         no*         yes         yes
Illiquid and Restricted Securities                                yes           yes         yes          yes         yes
Indexed Securities                                                yes           yes         yes          yes         yes
Inflation Protected Securities                                    yes           yes         yes          yes         yes
Inverse Floaters                                                   no           yes          no           no          no
Investment Companies                                              yes           yes         yes          yes         yes
Lending of Portfolio Securities                                   yes           yes         yes          yes         yes
Loan Participations                                               yes           yes         yes           no         yes
Mortgage- and Asset-Backed Securities                             yes           yes          no          yes         yes
Mortgage Dollar Rolls                                              no           yes          no           no          no
Municipal Obligations                                             yes           yes         yes          yes         yes
Preferred Stock                                                   yes            no         yes          yes         yes
Real Estate Investment Trusts                                     yes           yes         yes          yes         yes
Repurchase Agreements                                             yes           yes         yes          yes         yes
Reverse Repurchase Agreements                                     yes           yes         yes          yes         yes
Short Sales                                                        no           yes          no           no          no
Sovereign Debt                                                     no           yes          no           no         yes
Structured Investments                                            yes           yes         yes          yes         yes
Swap Agreements                                                    no           yes          no           no          no
Variable- or Floating-Rate Securities                             yes           yes         yes          yes         yes
Warrants                                                          yes           yes         yes          yes         yes
When-Issued Securities and Forward Commitments                    yes           yes         yes          yes         yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities              yes           yes         yes          yes         yes


* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

ACTIVE MANAGEMENT RISK. The fund is actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. For Cash Management and Core Bond. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

For all Fixed Income Funds except Core Bond and Balanced Funds. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The successful use of derivatives depends on our ability to manage these complex instruments.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

INDEXING RISK. The fund is managed to an index and the fund's performance therefore will rise and fall as the performance of the index rises and falls.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEGAL/LEGISLATIVE RISK. Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. For Equity Funds and Balanced Funds. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

For Fixed Income Funds. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

SECTOR RISK. For Global Bond Fund and Emerging Markets Fund. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

For Mid Cap Value Fund. Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

For Money Market Fund. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent ant timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

BORROWING

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See the appendix for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

FUTURES CONTRACTS. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

TAX AND ACCOUNTING TREATMENT. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

OTHER RISKS OF DERIVATIVES.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

SPOT RATES AND DERIVATIVE INSTRUMENTS. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. Although forward contracts entered into by the fund will typically involve the purchase or sale of a foreign currency.


At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

OPTIONS ON FOREIGN CURRENCIES. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

FOREIGN CURRENCY FUTURES AND RELATED OPTIONS. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

FUNDING AGREEMENTS

A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD (HIGH-RISK) DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

TAXABLE MUNICIPAL OBLIGATIONS. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.


STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk, Liquidity Risk, and Management Risk.


SWAP AGREEMENTS

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

INTEREST RATE SWAPS. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

CMBS TOTAL RETURN SWAPS. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.

CURRENCY SWAPS. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any Fund subadviser. Subject to policies set by the board, as well as the terms of the investment advisory and subadvisory agreements, the investment manager and all applicable subadvisers (individually and collectively "the investment manager") are authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to the Fund and the other RiverSource funds for which it acts as investment manager (or by any Fund subadviser to any other client of such subadviser).


Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager in order to obtain research and brokerage services, to cause the Fund to pay a commission in

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS
excess of the amount another broker might have charged. The investment manager has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any Fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the Fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal periods noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.


                                                                 AUG. 31, 2005        AUG. 31, 2004       AUG. 31, 2003
Balanced                                                          $2,213,104          $2,129,661           $4,515,096
Cash Management                                                            0                   0                    0
Core Bond                                                              1,332                 200(a)               N/A
Diversified Bond                                                      75,344              73,033              160,924
Diversified Equity Income                                          1,115,276             618,138              404,266
Emerging Markets                                                     946,745             278,501              140,367
Global Bond                                                            6,636               3,972               10,757
Global Inflation Protected Securities                                      0(b)              N/A                  N/A
Growth                                                             1,601,547           1,787,494            1,602,857
High Yield Bond                                                            0               1,774                    0
Income Opportunities                                                       0                   0(c)               N/A
International Opportunity                                          2,686,564           2,646,422            3,486,330
Large Cap Equity                                                   9,980,403           5,718,476            8,716,167
Large Cap Value                                                       17,813               7,034(a)               N/A
Mid Cap Growth                                                       213,445             121,200               87,081
Mid Cap Value                                                          3,616(d)              N/A                  N/A
New Dimensions                                                     6,256,488           4,321,309            2,120,523
S&P 500 Index                                                         22,302              27,420               24,385
Select Value                                                          23,335              16,415(a)               N/A
Short Duration U.S. Government                                        10,692              33,970               64,310
Small Cap Advantage                                                  742,376             770,263              569,268
Small Cap Value                                                      742,999             579,839              473,123
Strategy Aggressive                                                  847,503           1,581,098            1,046,957


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

In fiscal year 2005, the following transactions and commissions were specifically directed to firms in exchange for research services:


                                                  TRANSACTIONS OF SHARES        COMMISSIONS
Balanced                                               $28,496,602               $ 40,573
Cash Management                                                 --                     --
Core Bond                                                       --                     --
Diversified Bond                                                --                     --
Diversified Equity Income                                  789,666                  2,160
Emerging Markets                                                --                     --
Global Bond                                                     --                     --
Global Inflation Protected Securities                           --                     --
Growth                                                   7,624,051                 10,668
High Yield Bond                                                 --                     --
Income Opportunities                                            --                     --
International Opportunity                                       --                     --
Large Cap Equity                                        62,610,340                148,439
Large Cap Value                                            145,260                    179
Mid Cap Growth                                                  --                     --
Mid Cap Value                                                   --                     --
New Dimensions                                          35,871,781                 48,651
S&P 500 Index                                                   --                     --
Select Value                                            11,125,648                 18,923
Short Duration U.S. Government                                  --                     --
Small Cap Advantage                                     11,514,246                 28,174
Small Cap Value                                         45,922,108                 55,963
Strategy Aggressive                                     14,041,675                 17,487



As of the end of the most recent fiscal year, Emerging Markets, Global Inflation Protected Securities, International Opportunity, Mid Cap Value, Select Value and Strategy Aggressive held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

As of the end of the most recent fiscal year, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:



                                                                                                VALUE OF SECURITIES
FUND                                NAME OF ISSUER                                         OWNED AT END OF FISCAL PERIOD
VP Balanced                         Bear Stearns Adjustable Rate Mortgage Trust                    $ 2,579,659
                                    Bear Stearns Commercial Mtge Securities                          6,503,025
                                    Citigroup                                                       64,033,119
                                    Citigroup Commercial Mortgage Trust                              4,187,795
                                    CS First Boston Mtge Securities                                  4,555,229
                                    E*Trade Financial                                                1,749,632
                                    Franklin Resources                                               6,093,089
                                    GS Mtge Securities II                                            3,661,262
                                    J.P. Morgan Chase & Co.                                         28,881,431
                                    J.P. Morgan Chase Commercial Mtge Securities                    12,434,124
                                    LB-UBS Commercial Mtge Trust                                    19,968,470
                                    Legg Mason                                                       3,764,543
                                    Lehman Brothers Holdings                                         9,546,381
                                    Merrill Lynch & Co.                                              9,939,667
                                    Merrill Lynch Mtge Trust                                         1,706,093
                                    Morgan Stanley                                                  18,904,665
                                    Morgan Stanley Capital 1                                         6,308,861
                                    Morgan Stanley, Dean Witter Capital 1                            2,267,353
                                    PNC Financial Services Group                                     8,110,840
VP Cash Management                  Bear Stearns Companies                                          22,429,667
                                    Credit Suisse First Boston NY                                   10,000,000
                                    Goldman Sachs Group                                             15,000,000
                                    Lehman Brothers Holdings                                         8,000,000
                                    Merrill Lynch & Co.                                              5,000,000
                                    Morgan Stanley & Co.                                             2,989,687
VP Core Bond                        Bear Stearns Commercial Mtg Securities                             439,011
                                    Bear Stearns Adjustable Rate Mortgage Trust                        255,472
                                    Citigroup                                                          810,745
                                    Citigroup Commercial Mortgage Trust                                186,124
                                    CS First Boston Mtge Securities                                    295,798
                                    GS Mtge Securities                                                 200,418
                                    LB-UBS Commercial Mtge Trust                                       963,203
                                    J.P. Morgan Chase Commercial Mtge Securities                       826,679
                                    Merrill Lynch Mtge Trust                                            97,491
                                    Morgan Stanley Capital 1                                           205,508
                                    Morgan Stanley, Dean Witter Capital 1                              134,962


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                                                                                VALUE OF SECURITIES
FUND                                NAME OF ISSUER                                         OWNED AT END OF FISCAL PERIOD
VP Diversified Bond                 Bear Stearns Commercial Mtge Securities                        $ 9,041,464
                                    Bear Stearns Adjustable Rate Mortgage Trust                      9,007,333
                                    Citigroup                                                       26,047,139
                                    Citigroup Commercial Mortgage Trust                              7,444,967
                                    CS First Boston Mtge Securities                                 10,834,107
                                    GS Mtge Securities II                                            7,074,603
                                    LB-UBS Commercial Mtge Trust                                    39,289,661
                                    J.P. Morgan Chase Commercial Mtge Securities                    27,345,498
                                    Merrill Lynch Mtge Trust                                         3,241,578
                                    Morgan Stanley Capital 1                                        11,064,475
                                    Morgan Stanley, Dean Witter Capital 1                            7,757,587
VP Diversified Equity Income        Citigroup                                                       56,463,300
                                    Lehman Brothers Holdings                                         5,378,094
                                    Merrill Lynch & Co.                                              9,397,104
                                    Morgan Stanley                                                   4,720,736
VP Global Bond                      Bear Stearns Commercial Mtge Securities                          2,281,142
                                    Citigroup                                                        3,341,795
                                    Citigroup Commercial Mortgage Trust                              3,214,997
                                    CS First Boston Mtge Securities                                  3,572,166
                                    GS Mtge Securities                                               2,132,298
                                    J.P. Morgan Chase Commercial Mtge Securities                     3,243,374
                                    LB-UBS Commercial Mtge Trust                                     9,406,791
                                    Merrill Lynch Mtge Trust                                         1,121,147
                                    Morgan Stanley Capital I                                           689,607
                                    Morgan Stanley, Dean Witter Capital I                            1,457,584
                                    Morgan Stanley Group                                             2,561,131
VP Growth                           Bear Stearns Companies                                             899,228
                                    Franklin Resources                                               1,292,027
VP High Yield Bond                  LaBranche & Co.                                                  8,454,575
                                    Morgan Stanley & Co.                                             9,979,233
VP Income Opportunities             LaBranche & Co.                                                    248,625
VP Large Cap Equity                 Citigroup                                                       42,516,426
                                    E*Trade Financial                                                2,819,120
                                    Franklin Resources                                               9,819,552
                                    J.P. Morgan Chase & Co.                                         22,594,124
                                    Legg Mason                                                       1,977,080
                                    Lehman Brothers Holdings                                         8,742,414
                                    Merrill Lynch & Co.                                              5,220,194
                                    Morgan Stanley                                                  16,217,052
                                    PNC Financial Services Group                                     8,915,604


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                                                                                VALUE OF SECURITIES
FUND                                NAME OF ISSUER                                         OWNED AT END OF FISCAL PERIOD
VP Large Cap Value                  Citigroup                                                      $   475,474
                                    E*Trade Financial                                                   16,048
                                    Franklin Resources                                                  55,906
                                    J.P. Morgan Chase                                                  264,816
                                    Legg Mason                                                          34,495
                                    Lehman Brothers Holdings                                            87,486
                                    Merrill Lynch & Co.                                                 91,113
                                    Morgan Stanley                                                     173,315
                                    PNC Financial Services Group                                        74,392
VP Mid Cap Growth                   Legg Mason                                                       7,516,439
VP New Dimensions                   Citigroup                                                       18,745,247
                                    Schwab (Charles)                                                60,554,936
VP S&P 500 Index                    American Express                                                 2,098,236
                                    Bear Stearns Companies                                             370,544
                                    Citigroup                                                        7,384,918
                                    E*Trade Financial                                                  191,200
                                    Franklin Resources                                                 516,827
                                    Goldman Sachs Group                                              1,593,765
                                    Lehman Brothers Holdings                                           948,193
                                    J.P. Morgan Chase & Co.                                          3,867,696
                                    Merrill Lynch & Co.                                              1,752,354
                                    Morgan Stanley                                                   1,807,766
                                    PNC Financial Services Group                                       516,979
                                    Schwab (Charles)                                                   500,015
VP Short Duration U.S. Government   Bear Stearns Alternative Trust                                   2,237,618
                                    CitigroupCommercial Mortgage Trust                               4,907,532
                                    LB-UBS Commercial Mtge Trust                                     1,488,270
                                    Morgan Stanley Capital 1                                         2,744,591
                                    Morgan Stanley Mtge Loan Trust                                   2,383,552
VP Small Cap Advantage              Investment Technology Group                                        863,879
                                    Jefferies Group                                                    489,552
VP Small Cap Value                  Affiliated Managers Group                                          656,394
                                    Investment Technology Group                                        518,805
                                    Morgan Stanley & Co.                                             6,099,395
                                    optionsXpress Holdings                                             101,219


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

The portfolio turnover rates for the two most recent fiscal years were as follows:


                                                          AUG. 31, 2005       AUG. 31, 2004
Balanced                                                      131%                133%
Core Bond                                                     339                 221(a)
Diversified Bond                                              293                 295
Diversified Equity Income                                      25                  19
Emerging Markets                                              120                 117
Global Bond                                                    79                 105
Global Inflation Protected Securities                          29(b)              N/A
Growth                                                        154                 192
High Yield Bond                                               106                 139
Income Opportunities                                           93                  36(c)
International Opportunity                                      90                 142
Large Cap Equity                                              132                 114
Large Cap Value                                                52                  24(a)
Mid Cap Growth                                                 34                  25
Mid Cap Value                                                   7(d)              N/A
New Dimensions                                                 89                  55
S&P 500 Index                                                   5                  --
Select Value                                                   31                  13(a)
Short Duration U.S. Government                                171                 135
Small Cap Advantage                                           112                 104
Small Cap Value                                                65                  84
Strategy Aggressive                                            28                  53


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

A higher turnover rate is the result of more frequent trading of portfolio securities. Frequent tradings may increase the amount of commissions or mark-ups paid to broker-dealers when they buy and sell securities. For Core Bond the variation in turnover rate can be attributed to the following:

A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER


Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by each Fund for the last three fiscal periods to brokers affiliated with the investment manager is contained in the following table:


AS OF THE END OF FISCAL PERIOD


                                                                         2005                          2004               2003
                                                   --------------------------------------------- ---------------- -----------------
                                                                                  PERCENT OF
                                                                                AGGREGATE DOLLAR
                                                                                   AMOUNT OF
                                                   AGGREGATE DOLLAR  PERCENT OF   TRANSACTIONS   AGGREGATE DOLLAR AGGREGATE DOLLAR
                                                       AMOUNT OF     AGGREGATE     INVOLVING       AMOUNT OF          AMOUNT OF
                                        NATURE OF     COMMISSIONS    BROKERAGE    PAYMENT OF      COMMISSIONS         COMMISSIONS
FUND                      BROKER       AFFILIATION  PAID TO BROKER  COMMISSIONS   COMMISSIONS    PAID TO BROKER     PAID TO BROKER
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                    (1)            (2)          $3,299*         0.15%         0.05%          $10,766*          $172,596*
Diversified Equity
Income                      (1)            (2)           1,052*         0.09          0.29             3,759*             9,635*
Growth                      (1)            (2)             714*         0.04          0.21            24,351*            31,108*
Large Cap Equity            (1)            (2)          14,132*         0.14          0.33            45,985*            23,751*
Large Cap Value             (1)            (2)               0*           --            --                17*                 0*
Mid Cap Growth              (1)            (2)               0*           --            --             1,650*                 0*
New Dimensions              (1)            (2)          11,952*         0.19          0.31           122,042*            32,412*
Select Value          Gabelli Company      (3)           3,655         15.66         15.41            11,460                  0
Small Cap Advantage         (1)            (2)               0*           --            --                 0*                57*
Small Cap Value      M.J. Whittman LLC     (4)               0            --            --            45,845             74,790*
Small Cap Value
(cont.)                Goldman Sachs       (5)             457          0.06          0.03             3,806                  0
Small Cap Value
(cont.)                 Legg Mason         (6)             297          0.04          0.06                 0*                 0
                     Wood Walker, Inc.
Strategy Aggressive         (1)            (2)               0*           --            --            14,828*            18,428*


(1) American Enterprise Investment Services Inc.
(2) Wholly-owned subsidiary of Ameriprise Financial.

(3) Affiliate of GAMCO Asset Management, Inc.
(4) Affiliate of Third Avenue Management LLC.
(5) Affiliate of Goldman Sachs Management L.P.
(6) Affiliate of Royce & Associates, LLC.

* Represents brokerage clearing fees.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

VALUING FUND SHARES

As of the end of the most recent fiscal year, the computation looked like this:


FUND                                       NET ASSETS                   SHARES OUTSTANDING             NET ASSET VALUE OF ONE SHARE
Balanced                                $2,437,326,325    divided by       160,604,257        equals                $15.18
Cash Management                            687,605,127                     687,850,731                                1.00
Core Bond                                   57,939,791                       5,763,369                               10.05
Diversified Bond                         1,824,269,923                     171,153,440                               10.66
Diversified Equity Income                1,679,081,197                     121,431,081                               13.83
Emerging Markets                           191,960,884                      14,604,276                               13.14
Global Bond                                575,292,316                      52,208,744                               11.02
Global Inflation Protected Securities      116,396,963                      11,418,190                               10.19
Growth                                     391,901,125                      59,247,936                                6.61
High Yield Bond                          1,246,475,365                     184,385,297                                6.76
Income Opportunities                        44,562,877                       4,288,162                               10.39
International Opportunity                1,184,338,421                     118,141,847                               10.02
Large Cap Equity                         2,510,377,690                     116,870,943                               21.48
Large Cap Value                             14,820,620                       1,348,162                               10.99
Mid Cap Growth                             255,204,566                      20,527,588                               12.43
Mid Cap Value                                7,115,835                         623,021                               11.42
New Dimensions                           2,199,595,699                     142,589,501                               15.43
S&P 500 Index                              367,350,623                      44,241,047                                8.30
Select Value                                23,473,237                       2,050,743                               11.45
Short Duration U.S. Government             484,483,590                      47,457,973                               10.21
Small Cap Advantage                        235,445,556                      15,583,696                               15.11
Small Cap Value                            412,109,466                      28,503,827                               14.46
Strategy Aggressive                        686,645,200                      83,019,997                                8.27


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

- Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

- Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

- Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

- Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

- Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

- Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

- Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

- Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

- Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

In accordance with Rule 2a-7 of the 1940 Act, all of the securities in Cash Management's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of Cash Management's securities by the board, at intervals deemed appropriate by it, to determine whether Cash Management's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on Cash Management's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in Cash Management would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund's board of directors and the investment manager believe that the investment ideas of the investment manager and any Fund Subadviser with respect to management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Fund's board also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Fund's board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of Subadviser practices relating to disclosure of the Funds' portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the Fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

A complete schedule of the Fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of the Fund's fiscal quarter, on the Securities and Exchange Commission's Website. Once holdings information is filed with the SEC, it will also be posted on the website (www.riversource.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of a Fund's assets invested in each such holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the Fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, the investment manager may make partial or complete Fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the Fund (including, without limitation entities identified by name in the Fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the Fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.

The Fund's board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the Fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the Funds' board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of the Fund and its shareholders, to consider any potential conflicts of interest between the Fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Fund's Chief Compliance Officer or the Fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above. Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

PROXY VOTING

GENERAL GUIDELINES


The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. The funds administrator, Ameriprise Financial, provides support to the Board in connection with the proxy voting process. General guidelines are:


- CORPORATE GOVERNANCE MATTERS -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

- CHANGES IN CAPITAL STRUCTURE -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

- STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

- SOCIAL AND CORPORATE POLICY ISSUES -- The board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of the Fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES


The policy of the board is to vote all proxies of the companies in which the Fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the fund's investment manager, RiverSource Investments, or other affiliated entities.


The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.


From time to time a proxy proposal is presented that has not been previously considered by the board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of the Fund's subadvisers) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.


PROXY VOTING RECORD


Information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 can be obtained without charge:

-  Through www.riversource.com/investments,

-  On a website maintained by the SEC, www.sec.gov, or

-  By calling the fund's administrator, Board Services Corporation, collect at
   (612) 330-9283.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

SELLING SHARES

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to sell shares for more than seven days. Such emergency situations would occur if:

- The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

- Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

- The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

CAPITAL LOSS CARRYOVER


For federal income tax purposes, each Fund had total capital loss carryovers at the end of the most recent fiscal period in an amount that if not offset by subsequent capital gains, will expire as follows:



                                                                 AMOUNT EXPIRING
                  TOTAL CAPITAL   ------------------------------------------------------------------------------------------------
FUND             LOSS CARRYOVERS     2007        2008          2009         2010        2011        2012        2013       2014
Balanced         $   71,249,204   $       -- $11,355,730   $59,893,474 $         -- $         -- $        -- $       -- $       --
Cash Management           1,797           --       1,797            --           --           --          --         --         --
Diversified Bond    136,697,943    5,732,021  53,324,465    47,894,894    9,863,475   15,651,825   4,231,263         --         --
Growth              115,755,420           --          --            --   36,012,947   79,742,473          --         --         --
High Yield Bond     222,337,062           --          --    15,326,726  100,694,093  106,316,243          --         --         --
International
Opportunity         690,331,815           --  26,384,784    18,436,163  533,046,310   90,583,080  21,881,478         --         --
Large Cap Equity    416,160,189           --          --   117,244,575   12,004,786  286,910,828          --         --         --
New Dimensions      254,908,325           --          --            --  104,527,778  150,380,547          --         --         --
Short Duration
U.S. Government       7,170,145           --          --            --           --       68,452          --  4,186,493  2,915,200
Strategy
Aggressive        1,337,919,255           --          --   118,368,309  869,472,336  310,534,170  39,544,440         --         --


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial, is the investment manager for the Fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the board, provides investment management services.

For its services, the investment manager is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

BALANCED

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.50                                                                                  0.630%
Next   0.50                                                                                  0.615
Next   1.00                                                                                  0.600
Next   1.00                                                                                  0.585
Next   3.00                                                                                  0.570
Over   6.00                                                                                  0.550

CASH MANAGEMENT

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.510%
Next   0.50                                                                                  0.493
Next   0.50                                                                                  0.475
Next   0.50                                                                                  0.458
Over   2.50                                                                                  0.440

CORE BOND

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.630%
Next   1.00                                                                                  0.615
Next   1.00                                                                                  0.600
Next   3.00                                                                                  0.585
Next   3.00                                                                                  0.570
Over   9.00                                                                                  0.555

DIVERSIFIED BOND

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.610%
Next   1.00                                                                                  0.595
Next   1.00                                                                                  0.580
Next   3.00                                                                                  0.565
Next   3.00                                                                                  0.550
Over   9.00                                                                                  0.535

DIVERSIFIED EQUITY INCOME

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.50                                                                                  0.560%
Next   0.50                                                                                  0.545
Next   1.00                                                                                  0.530
Next   1.00                                                                                  0.515
Next   3.00                                                                                  0.500
Over   6.00                                                                                  0.470

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

EMERGING MARKETS

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.25                                                                                  1.170%
Next   0.25                                                                                  1.155
Next   0.25                                                                                  1.140
Next   0.25                                                                                  1.125
Next   1.00                                                                                  1.110
Over   2.00                                                                                  1.095

GLOBAL BOND

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.25                                                                                  0.840%
Next   0.25                                                                                  0.825
Next   0.25                                                                                  0.810
Next   0.25                                                                                  0.795
Over   1.00                                                                                  0.780

GLOBAL INFLATION PROTECTED SECURITIES

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.490%
Next   1.00                                                                                  0.475
Next   1.00                                                                                  0.460
Next   3.00                                                                                  0.445
Next   3.00                                                                                  0.430
Over   9.00                                                                                  0.415

GROWTH

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.630%
Next   1.00                                                                                  0.615
Next   1.00                                                                                  0.600
Next   3.00                                                                                  0.585
Over   6.00                                                                                  0.570

HIGH YIELD BOND

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.620%
Next   1.00                                                                                  0.605
Next   1.00                                                                                  0.590
Next   3.00                                                                                  0.575
Next   3.00                                                                                  0.560
Over   9.00                                                                                  0.545

INCOME OPPORTUNITIES

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.640%
Next   1.00                                                                                  0.625
Next   1.00                                                                                  0.610
Next   3.00                                                                                  0.595
Next   3.00                                                                                  0.580
Over   9.00                                                                                  0.565

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

INTERNATIONAL OPPORTUNITY

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.25                                                                                  0.870%
Next   0.25                                                                                  0.855
Next   0.25                                                                                  0.840
Next   0.25                                                                                  0.825
Next   1.00                                                                                  0.810
Over   2.00                                                                                  0.795

LARGE CAP EQUITY

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.630%
Next   1.00                                                                                  0.615
Next   1.00                                                                                  0.600
Next   3.00                                                                                  0.585
Over   6.00                                                                                  0.570

LARGE CAP VALUE

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.630%
Next   1.00                                                                                  0.615
Next   1.00                                                                                  0.600
Next   3.00                                                                                  0.585
Over   6.00                                                                                  0.570

MID CAP GROWTH

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.25                                                                                  0.650%
Next   0.25                                                                                  0.635
Next   0.25                                                                                  0.620
Next   0.25                                                                                  0.605
Next   1.00                                                                                  0.590
Next   1.00                                                                                  0.575
Over   3.00                                                                                  0.560

MID CAP VALUE

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $ 1.0                                                                                  0.730%
Next    1.0                                                                                  0.705
Next    1.0                                                                                  0.680
Next    3.0                                                                                  0.655
Next    6.0                                                                                  0.630
Next   12.0                                                                                  0.620
Over   24.0                                                                                  0.610

NEW DIMENSIONS

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.630%
Next   1.00                                                                                  0.615
Next   1.00                                                                                  0.600
Next   3.00                                                                                  0.585
Over   6.00                                                                                  0.570

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

S&P 500 INDEX

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.290%
Next   1.00                                                                                  0.280
Next   3.00                                                                                  0.270
Over   5.00                                                                                  0.260

SELECT VALUE

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.50                                                                                  0.810%
Next   0.50                                                                                  0.795
Next   1.00                                                                                  0.780
Next   1.00                                                                                  0.765
Next   3.00                                                                                  0.750
Over   6.00                                                                                  0.720

SHORT DURATION U.S. GOVERNMENT

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $1.00                                                                                  0.610%
Next   1.00                                                                                  0.595
Next   1.00                                                                                  0.580
Next   3.00                                                                                  0.565
Next   3.00                                                                                  0.550
Over   9.00                                                                                  0.535

SMALL CAP ADVANTAGE

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.25                                                                                  0.790%
Next   0.25                                                                                  0.770
Next   0.25                                                                                  0.750
Next   0.25                                                                                  0.730
Next   1.00                                                                                  0.710
Over   2.00                                                                                  0.650

SMALL CAP VALUE

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.25                                                                                  1.020%
Next   0.25                                                                                  1.000
Next   0.25                                                                                  0.980
Next   0.25                                                                                  0.960
Next   1.00                                                                                  0.940
Over   2.00                                                                                  0.920

STRATEGY AGGRESSIVE

ASSETS (BILLIONS)                                                               ANNUAL RATE AT EACH ASSET LEVEL
First $0.25                                                                                  0.650%
Next   0.25                                                                                  0.635
Next   0.25                                                                                  0.620
Next   0.25                                                                                  0.605
Next   1.00                                                                                  0.590
Over   2.00                                                                                  0.575

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

On the last day of the most recent fiscal period, the daily rate applied to the Fund's net assets was equal to the following percentage on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


FUND                                                                  DAILY RATE
Balanced                                                                0.607%
Cash Management                                                         0.510
Core Bond                                                               0.630
Diversified Bond                                                        0.603
Diversified Equity Income                                               0.543
Emerging Markets                                                        1.170
Global Bond                                                             0.830
Global Inflation Protected Securities                                   0.490
Growth                                                                  0.630
High Yield Bond                                                         0.617
Income Opportunities                                                    0.640
International Opportunity                                               0.842
Large Cap Equity                                                        0.618
Large Cap Value                                                         0.630
Mid Cap Growth                                                          0.650
Mid Cap Value                                                           0.730
New Dimensions                                                          0.620
S&P 500 Index                                                           0.290
Select Value                                                            0.810
Short Duration U.S. Government                                          0.610
Small Cap Advantage                                                     0.790
Small Cap Value                                                         1.012
Strategy Aggressive                                                     0.636


For Balanced, Diversified Equity Income, Emerging Markets, Growth, International Opportunity, Large Cap Equity, Large Cap Value, Mid Cap Growth, Mid Cap Value, New Dimensions, Select Value, Small Cap Advantage, Small Cap Value and Strategy Aggressive, before the fee based on the asset charge is paid, it is adjusted for the Fund's investment performance relative to the Lipper Indexes (individually "Index") presented in the table below. If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the change in the net asset value of one share of the Fund and the change in the Lipper Index. The Lipper Indexes are as follows:


FUND                           LIPPER INDEX
Balanced                       Lipper Balanced Funds Index
Diversified Equity Income      Lipper Equity Income Funds Index
Emerging Markets               Lipper Emerging Markets Funds Index
Growth                         Lipper Large-Cap Growth Funds Index
International Opportunity      Lipper International Large-Cap Core Funds Index
Large Cap Equity               Lipper Large-Cap Core Funds Index
Large Cap Value                Lipper Large-Cap Value Funds Index
Mid Cap Growth                 Lipper Mid-Cap Growth Funds Index
Mid Cap Value                  Lipper Mid-Cap Value Funds Index
New Dimensions                 Lipper Large-Cap Growth Funds Index (through Oct. 31, 2005),
                               Lipper Large-Cap Core Funds Index (effective Nov. 1, 2005)
Select Value                   Lipper Multi-Cap Value Funds Index
Small Cap Advantage            Lipper Small-Cap Core Funds Index
Small Cap Value                Lipper Small-Cap Value Funds Index
Strategy Aggressive            Lipper Mid-Cap Growth Funds Index


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

The performance difference is then used to determine the adjustment rate. The adjustment rate for Diversified Equity Income, Emerging Markets, Growth, International Opportunity, Large Cap Equity, Large Cap Value, Mid Cap Growth, Mid Cap Value, New Dimensions, Select Value, Small Cap Advantage, Small Cap Value and Strategy Aggressive, computed to five decimal places, is determined in accordance with the following table:

PERFORMANCE
DIFFERENCE         ADJUSTMENT RATE
0.00%-0.50%        0
0.50%-1.00%        6 basis points times the performance difference over 0.50%
                   (maximum of 3 basis points if a 1% performance difference)
1.00%-2.00%        3 basis points, plus 3 basis points times the performance difference over 1.00%
                   (maximum 6 basis points if a 2% performance difference)
2.00%-4.00%        6 basis points, plus 2 basis points times the performance difference over 2.00%
                   (maximum 10 basis points if a 4% performance difference)
4.00%-6.00%        10 basis points, plus 1 basis point times the performance difference over 4.00%
                   (maximum 12 basis points if a 6% performance difference)
6.00% or more      12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] X 0.0002 [2 basis points] X 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to the investment manager will decrease.

The adjustment rate for Balanced, computed to five decimal places, is determined in accordance with the following table:

PERFORMANCE
DIFFERENCE         ADJUSTMENT RATE
0.00%-0.50%        0
0.50%-1.00%        6 basis points times the Performance Difference over 0.50%
                   (maximum of 3 basis points if a 1% Performance Difference)
1.00%-2.00%        3 basis points, plus 3 basis points times the Performance Difference over 1.00%
                   (maximum 6 basis points if a 2% Performance Difference)
2.00%-3.00%        6 basis points, plus 2 basis points times the Performance Difference over 2.00%
                   (maximum of 8 basis points if a 3% Performance Difference)
3.00% or more      8 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] X 0.0002 [2 basis points] X 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.00080 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to the investment manager will decrease.

The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

For the most recent fiscal period, the adjustment changed the fee as follows:


                                                                 ADJUSTMENT
                                                            INCREASED/(DECREASED)
FUND                                                               FEE BY
Balanced                                                        $   702,269
Diversified Equity Income                                           957,131
Emerging Markets                                                    (52,859)
Growth                                                             (179,212)
International Opportunity                                          (444,320)
Large Cap Equity                                                   (592,373)
Large Cap Value                                                         196
Mid Cap Growth                                                     (181,465)
New Dimensions                                                   (1,900,920)
Select Value                                                         (1,689)
Small Cap Advantage                                                  19,577
Small Cap Value                                                    (117,658)
Strategy Aggressive                                                (516,976)


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal periods were as follows:


FUND                                                      2005                2004                 2003
Balanced                                              $16,475,472         $14,949,024          $14,961,945
Cash Management                                         3,618,791           3,943,361            5,189,115
Core Bond                                                 290,514             108,039(a)                --
Diversified Bond                                       10,446,764          10,267,470           11,121,622
Diversified Equity Income                               7,790,892           3,909,591            1,495,598
Emerging Markets                                        1,128,628             333,875              134,837
Global Bond                                             4,107,042           3,087,011            2,370,419
Global Inflation Protected Securities                     167,833(b)               --                   --
Growth                                                  2,023,076           1,444,157            1,068,315
High Yield Bond                                         7,533,530           6,361,088            4,158,089
Income Opportunities                                      165,239              24,242(c)                --
International Opportunity                               8,953,186           6,271,576            6,108,448
Large Cap Equity                                       15,079,399          13,899,157           12,597,101
Large Cap Value                                            70,240              17,499(a)                --
Mid Cap Growth                                          1,435,137           1,207,591              789,579
Mid Cap Value                                              10,481(d)               --                   --
New Dimensions                                         14,503,077          17,068,182           17,629,745
S&P 500 Index                                             973,909             691,747              361,397
Select Value                                              123,757              26,064(a)                --
Short Duration U.S. Government                          3,045,061           2,917,663            2,508,938
Small Cap Advantage                                     1,757,829           1,319,284              560,022
Small Cap Value                                         3,087,940           1,775,982              876,649
Strategy Aggressive                                     4,288,049           4,741,305            5,526,254


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


Under the current Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of the investment manager, fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by the investment manager.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

Under the agreement, nonadvisory expenses, net of earnings credits waivers and expenses reimbursed by the investment manager and its affiliates, paid for the following fiscal years were as follows:



FUND                                                       2005                2004                 2003
Balanced                                                 $879,722            $621,427             $755,600
Cash Management                                           239,685             153,930              296,307
Core Bond                                                  64,359              27,209(a)                --
Diversified Bond                                          654,797             486,884              596,353
Diversified Equity Income                                 669,524             394,376              192,223
Emerging Markets                                          207,894              83,718               44,996
Global Bond                                               312,839             217,046              188,858
Global Inflation Protected Securities                      26,773(b)               --                   --
Growth                                                    154,684             307,329              268,161
High Yield Bond                                           422,329             266,908              250,031
Income Opportunities                                       35,712               6,812(c)                --
International Opportunity                                 689,296             418,998              353,295
Large Cap Equity                                          834,053             471,564              545,654
Large Cap Value                                            21,370               7,089(a)                --
Mid Cap Growth                                            130,183             212,938              204,710
Mid Cap Value                                               2,241(d)               --                   --
New Dimensions                                            879,217             699,540              902,794
S&P 500 Index                                               8,545              (3,134)              (4,001)
Select Value                                               25,807               5,496(a)                --
Short Duration U.S. Government                            207,177             151,503              155,494
Small Cap Advantage                                       190,155             107,639              131,572
Small Cap Value                                           302,252             232,430              318,514
Strategy Aggressive                                       263,154             220,604              285,548


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

SUBADVISORY AGREEMENT

EMERGING MARKETS AND INTERNATIONAL OPPORTUNITY

The assets of the Fund are managed by a Subadviser that has been selected by the investment manager, subject to the review and approval of the board. The investment manager has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and the investment manager does not expect to make frequent changes of Subadvisers.

The Subadviser has discretion, subject to oversight by the board and the investment manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

THREADNEEDLE INTERNATIONAL LIMITED: Threadneedle International Limited (Threadneedle), a direct wholly owned subsidiary of Ameriprise Financial, 60
St. Mary Axe, London EC3A 8JQ, England, subadvises the assets in Emerging Markets and International Opportunity. Threadneedle, subject to supervision and approval of the investment manager, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Under the Subadvisory Agreement, the fee, based on average daily net assets that is subject to the Subadviser's investment discretion is equal to:



ASSETS (BILLIONS)                          EMERGING MARKETS             INTERNATIONAL OPPORTUNITY
First $0.15                                      0.45%                             0.35%
Next   0.50                                      0.40                              0.30
Next   0.50                                      0.35                              0.25
Over   1.15                                      0.30                              0.20



The total amount paid by the investment manager to Threadneedle for each Fund for the fiscal year 2005 and fiscal period 2004 was as follows:



FUND                                                      2005                    2004
Emerging Markets                                       $  429,646               $ 32,134
International Opportunity                               3,057,193                477,868



The Subadvisory Agreement with Threadneedle provides for a performance incentive adjustment ("PIA") to Threadneedle's monthly subadvisory fee. The adjustment for Threadneedle is based on the performance of one share of the Fund and the change in the Lipper peer group index that appears in the prospectus for the Fund (Index). The performance of the Fund and the Index will be calculated using the same method as described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to the fees payable to Threadneedle, whether positive or negative, shall be equal to one-half (1/2) of the PIA made to the investment management fee that the investment manager is currently entitled to under the terms of the Advisory Agreement. The PIA is effective
Dec. 1, 2004.

FORMER SUBADVISER FOR EMERGING MARKETS AND INTERNATIONAL OPPORTUNITY: American Express Asset Management International Inc. (AEAMI) (now known as RiverSource Investments, LLC) subadvised the assets in Emerging Markets and International Opportunity under a Subadvisory Agreement with the investment manager from Fund inception through July 9, 2004. Under the Subadvisory Agreement, AEAMI received an annual fee of 0.35% of average daily net assets. The total amount paid by the investment manager to AEAMI for each Fund for the following fiscal years was as follows:



FUND                                                     2004                     2003
Emerging Markets                                      $   70,099               $   41,689
International Opportunity                              2,372,049                2,564,968



SMALL CAP ADVANTAGE

The assets of Small Cap Advantage are managed by a Subadviser that has been selected by the investment manager, subject to the review and approval of the board. The investment manager has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and the investment manager does not expect to make frequent changes of Subadvisers.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

The Subadviser has discretion, subject to oversight by the board and the investment manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

KENWOOD CAPITAL MANAGEMENT LLC (KENWOOD), an indirect partially owned subsidiary of the investment manager located at Metropolitan Center, Suite 2300, 333 South 7th Street, Minneapolis, MN 55402, subadvises the assets of Small Cap Advantage. Kenwood, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager.

Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to Kenwood investment discretion is equal to 0.35%.

Under the agreement, the total amount paid for Small Cap Advantage was $772,535 for fiscal year 2005, $541,441 for fiscal year 2004 and $242,909 for fiscal year 2003.

SELECT VALUE

The assets of Select Value are managed by a Subadviser that has been selected by the investment manager, subject to the review and approval of the board. The investment manager has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of Select Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and the investment manager does not expect to make frequent changes of Subadvisers.

The Subadviser has discretion, subject to oversight by the board and the investment manager, to purchase and sell portfolio assets, consistent with Select Value's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to Select Value are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

GABELLI: GAMCO Asset Management, Inc., which does business under the name Gabelli Asset Management Company, located at One Corporate Center, Rye, NY 10580, subadvises the Fund's assets. The Subadviser, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of Partners Select Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Select Value Fund and RiverSource VP - Select Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.40% on the first $500 million, reducing to 0.30% as assets increase. The total amount paid for RiverSource VP - Select Value Fund was $59,064 for fiscal year 2005, and $13,489 for fiscal period 2004. Gabelli began subadvising RiverSource VP - Select Value Fund in January 2004.

SMALL CAP VALUE

The assets of Small Cap Value are managed by five Subadvisers that have been selected by the investment manager, subject to the review and approval of the board. The investment manager has recommended the Subadvisers for Small Cap Value to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of Small Cap Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and the investment manager does not expect to make frequent changes of Subadvisers.

The investment manager allocates the assets of Small Cap Value among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and the investment manager, to purchase and sell portfolio assets, consistent with Small Cap Value's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to Small Cap Value are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

GSAM: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, 17th Floor, New York, New York, subadvises a portion of Small Cap Value's assets. GSAM, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. GSAM is a division of the Goldman Sachs Group, Inc., a publicly traded financial services company, located at 85 Broad Street, New York, New York. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP - Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.60% on the first $100 million, reducing to 0.55% as assets increase. The total amount paid for RiverSource VP - Small Cap Value was $334,797 for fiscal year 2005, $318,678 for fiscal year 2004 and $10,731 for fiscal period 2003. The Subadviser began subadvising RiverSource VP - Small Cap Value Fund on Aug. 11, 2003.

ROYCE: Royce & Associates, LLC (Royce), located at 1414 Avenue of the Americas, New York, New York, subadvises a portion of Small Cap Value's assets. Royce, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP - Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .80% on the first $50 million, reducing to ..60% as assets increase. The total amount paid for RiverSource VP - Small Cap Value was $518,048 for fiscal year 2005, $470,848 for fiscal year 2004 and $324,032 for fiscal year 2003.

FRANKLIN: Franklin Portfolio Associates LLC (Franklin Portfolio Associates), located at One Boston Place, 29th Floor, Boston, Massachusetts, subadvises a portion of Partners Small Cap Value's assets. Franklin, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation, located at One Mellon Center, Pittsburgh, Pennsylvania. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP - Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .60% on the first $100 million reducing to .55% as assets increase. The total amount paid for RiverSource VP - Small Cap Value Fund was $350,034 for fiscal year 2005 and $62,780 for fiscal period 2004. Franklin Portfolio Associates began subadvising RiverSource VP - Small Cap Value Fund on March 15, 2004.

BHMS: Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas, subadvises Small Cap Value's assets. BHMS, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. BMHS is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP
- Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 1.00% on the first $10 million reducing to .30% as assets increase. The total amount paid for RiverSource VP - Small Cap Value Fund was $297,471 for fiscal year 2005 and $58,516 for fiscal period 2004. BHMS began subadvising RiverSource VP - Small Cap Value Fund on March 15, 2004.

DONALD SMITH: Donald Smith & Co., Inc. (Donald Smith), located at East 80 Route 4, Suite 360, Paramus, New Jersey, subadvises a portion of Small Cap Value's assets. Donald Smith, subject to the supervision and approval of the investment manager, provides investment advisory assistance and day-to-day management of a portion of Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with the investment manager. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of RiverSource Small Cap Value Fund and RiverSource VP - Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .60% on the first $175 million reducing to .55% as assets increase. The total amount paid RiverSource VP - Small Cap Value Fund was $337,518 for fiscal year 2005 and $66,278 for fiscal period 2004. Donald Smith began subadvising RiverSource VP - Small Cap Value Fund on March 15, 2004.

FORMER SUBADVISERS FOR RIVERSOURCE VP - SMALL CAP VALUE FUND: National City Investment Manager (National City) subadvised a portion of RiverSource VP - Small Cap Value Fund's assets from Aug. 1, 2002 to Aug. 10, 2003. The total amount paid to National City was $78,050 for fiscal period 2003 (from Oct. 1, 2002 to Aug. 10, 2003).

Third Avenue Management LLC (Third Avenue) subadvised a portion of RiverSource VP - Small Cap Value Fund's assets from RiverSource VP - Small Cap Value Fund's inception to March 2004. The total amount paid for RiverSource VP - Small Cap Value Fund to Third Avenue was $116,248 for fiscal period 2004 and $125,228 for fiscal year 2003.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

PORTFOLIO MANAGERS. The following table provides information about the funds' portfolio managers as of Aug. 31, 2005.



                                                       OTHER ACCOUNTS MANAGED
                                          -----------------------------------------------
                                                                     APPROXIMATE                         POTENTIAL
                                          NUMBER AND                 TOTAL NET ASSETS      OWNERSHIP OF  CONFLICTS    STRUCTURE OF
FUND              PORTFOLIO MANAGER       TYPE OF ACCOUNT            (EXCLUDING THE FUND)  FUND SHARES   OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Balanced          Tom Murphy              8 Registered Investment    $6.22 billion         None          (1)          (1)
                                          Companies ("RICs")(a)      $1.29 billion
                                          4 Pooled Investment        $19.82 billion
                                          Vehicles ("PIVs")
                                          23 other accounts(b),(c)

                  Jamie Jackson           12 RICs(a)                 $8.50 billion         None
                                          6 PIVs                     $3.21 billion
                                          31 other accounts(b),(c)   $5.59 billion

                  Scott Kirby             11 RICs(a)                 $8.44 billion         None
                                          6 PIVs                     $2.38 billion
                                          45 other accounts(b),(c)   $23.27 billion

                  Bob Ewing               6 RICs(d)                  $5.46 billion         None          (10)         (2)
                                          2 PIVs                     $0.25 billion
                                          1 other account            $0.01 billion

Core Bond         Tom Murphy              8 RICs(e)                  $7.00 billion         None          (1)          (1)
                                          4 PIVs                     $1.29 billion
                                          23 other accounts(b),(c)   $19.82 billion


                  Jamie Jackson           12 RICs(e)                 $9.28 billion         None
                                          6 PIVs                     $3.21 billion
                                          31 other accounts(b),(c)   $5.59 billion

                  Scott Kirby             11 RICs(e)                 $9.22 billion         None
                                          6 PIVs                     $2.38 billion
                                          45 other accounts(b),(c)   $23.27 billion

Diversified Bond  Tom Murphy              8 RICs(e)                  $5.23 billion         None          (1)          (1)
                                          4 PIVs                     $1.29 billion
                                          23 other accounts(b),(c)   $19.82 billion

                  Jamie Jackson           12 RICs(e)                 $7.51 billion         None
                                          6 PIVs                     $3.21 billion
                                          31 other accounts(b),(c)   $5.59 billion

                  Scott Kirby             11 RICs(e)                 $7.45 billion         None
                                          6 PIVs                     $2.38 billion
                                          45 other accounts(b),(c)   $23.27 billion

                  Jennifer Ponce          5 RICs                     $6.48 billion         None
                  de Leon                 1 PIV                      $0.03 billion
                                          10 other accounts          $3.25 billion

                  Nicolas Pifer           4 RICs                     $3.67 billion         None
                                          4 PIVs                     $0.47 billion
                                          15 other accounts(b),(f)   $4.22 billion

Diversified       Warren Spitz            4 RICs(d)                  $8.26 billion         None          (1)          (3)
Equity Income                             1 PIV                      $0.16 billion
                                          1 other account            $0.01 billion

                  Laton Spahr

                  Steve Schroll


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                                       OTHER ACCOUNTS MANAGED
                                          -----------------------------------------------
                                                                     APPROXIMATE                         POTENTIAL
                                          NUMBER AND                 TOTAL NET ASSETS      OWNERSHIP OF  CONFLICTS    STRUCTURE OF
FUND              PORTFOLIO MANAGER       TYPE OF ACCOUNT            (EXCLUDING THE FUND)  FUND SHARES   OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets  Julian Thompson         1 RIC(d)                   $0.59 billion         None          (11)         (4)
                                          1 PIV                      $0.02 billion
                                          2 other accounts           $0.26 billion

                  Jules Mort              1 RIC(d)                   $0.4 billion
                                          2 PIVs                     $1.28 billion

Global Bond       Nicolas Pifer           4 RICs                     $4.92 billion         None          (1)          (1)
                                          4 PIVs                     $0.47 billion
                                          15 other accounts(b),(f)   $4.22 billion

Global Inflation  Jamie Jackson           12 RICs(e)                 $9.22 billion         None          (1)          (1)
Protected                                 6 PIVs                     $3.21 billion
Securities                                31 other account(b),(c)    $5.59 billion

Growth            Nick Thakore            4 RICs(d)                  $7.63 billion         None          (10)         (2)
                                          2 PIVs                     $0.25 billion
                                          0 other accounts

High Yield Bond   Scott Schroepfer        1 RIC                      $2.35 billion         None          (1)          (1)

                  Jennifer Ponce de Leon  5 RICs                     $7.06 billion
                                          1 PIV                      $0.03 billion
                                          10 other accounts          $3.25 billion

Income            Brian Lavin             1 RIC                      $0.36 billion         None          (1)          (1)
Opportunities

                  Jennifer Ponce de Leon  5 RICs                     $8.26 billion
                                          1 PIV                      $0.03 billion
                                          10 other accounts          $3.25 billion

International     Alex Lyle               2 RICs(d)                  $0.69 billion         None          (11)         (4)
Opportunity                               27 PIVs                    $1.7 billion
                                          2 other accounts           $0.28 billion

                  Dominic Rossi           2 RICs(d)                  $1.1 billion
                                          1 other account            $0.55 billion

Large Cap Equity  Nick Thakore            4 RICs(d)                  $5.12 billion         None          (10)         (2)
                                          2 PIVs                     $0.25 billion
                                          0 other accounts

                  Bob Ewing               6 RICs(d)                  $4.54 billion         None
                                          2 PIVs                     $0.25 billion
                                          1 other account            $0.01 billion

Large Cap Value   Bob Ewing               6 RICs(d)                  $6.91. billion        None          (10)         (2)
                                          2 PIVs                     $0.25 billion
                                          1 other account            $0.01 billion

Mid Cap Growth    Duncan Evered           1 RIC(d)                   $2.00 billion         None          (1)          (5)
                                          2 PIVs                     $0.23 billion
                                          13 other accounts          $1.87 billion


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                                        OTHER ACCOUNTS MANAGED
                                          -----------------------------------------------
                                                                     APPROXIMATE                         POTENTIAL
                                          NUMBER AND                 TOTAL NET ASSETS      OWNERSHIP OF  CONFLICTS    STRUCTURE OF
FUND              PORTFOLIO MANAGER       TYPE OF ACCOUNT            (EXCLUDING THE FUND)  FUND SHARES   OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value     Warren Spitz            4 RICs(d)                  $8.95 billion         None          (1)          (3)
                                          1 PIV                      $0.16 billion
                                          1 other account            $0.01 billion

                  Laton Spahr

                  Steve Schroll

New Dimensions    Gordon Fines            1 RIC(d)                   $5.33 billion         None          (1)          (5)
                                          1 PIV                      $0.1 billion
                                          7 other accounts           $1.68 billion

                  Michael Nance           1 RIC(d)                   $5.66 billion         None
                                          1 PIV                      $0.05 billion
                                          12 other accounts(b)       $0.2 billion

                  Trisha Schuster         1 RIC(d)                   $5.33 billion         None          (1), (2)     (6)

S&P 500 Index     David Factor, CFA       2 RICs                     $1.52 billion         None          (1)          (7)
                                          2 PIVs                     $2.4 billion

Select Value      GAMCO: Mario            24 RICs(h)                 $13.9 billion*        None          (5)          (8)
                  Gabelli                 18 PIVs(h)                 $1.1 billion*
                                          1,882 other accounts(h)    $10.0 billion*

Short Duration    Scott Kirby             11 RICs(e)                 $8.79 billion         None          (1)          (1)
U.S. Government                           6 PIVs                     $2.38 billion
                                          45 other accounts(b),(c)   $23.3 billion

                  Jamie Jackson           12 RICs(e)                 $8.85 billion         None
                                          6 PIVs                     $3.21 billion
                                          31 other accounts(b),(c)   $5.59 billion

Small Cap         RiverSource             4 RICs(d)                  $2.03 billion         None          (1)          (1), (9)
Advantage         Investments:            6 PIV                      $0.16 billion
                  Dimitris Bertsimas      8 other accounts(b)        $0.08 billion

                  RiverSource             2 RICs(d)                  $0.91 billion         $10,001-
                  Investments:            6 PIV                      0.16 billion          $50,000
                  Jonathan Calvert

                  Kenwood:                1 RIC(d)                   $0.77 billion         None          (1), (3)     (10)
                  Jake Hurwitz            1 PIV                      $0.05 billion
                                          19 other accounts(g)       $0.6 billion

                  Kenwood:                                                                 None
                  Kent Kelley


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                                        OTHER ACCOUNTS MANAGED
                                          -----------------------------------------------
                                                                     APPROXIMATE                         POTENTIAL
                                          NUMBER AND                 TOTAL NET ASSETS      OWNERSHIP OF  CONFLICTS    STRUCTURE OF
FUND              PORTFOLIO MANAGER       TYPE OF ACCOUNT            (EXCLUDING THE FUND)  FUND SHARES   OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value   Royce:                  6 RICs                     $8.6 billion          None          (6)          (11)
                  Jay S. Kaplan

                  Goldman:                22 RICs                    $12.5 billion         None          (4)          (12)
                  Eileen Rominger         2 PIVs                     $0.1 billion
                                          307 other accounts         $6.0 billion

                  Goldman:
                  Dolores Bamford

                  Goldman:
                  David Berdon

                  Goldman:
                  Lisa Parisi

                  Goldman:                6 RICs                     $1.09 billion         None          (4)          (12)
                  J. Kelly Flynn          2 PIVs                     $0.1 billion
                                          7 other accounts           $0.7 billion

                  Goldman:
                  Chip Otness

                  Donald Smith:           2 RICs                     $1.29 billion         None          (7)          (13)
                  Donald G. Smith         1 PIV                      $0.184 billion
                                          28 other accounts          $2.063 billion

                  Donald Smith:
                  Richard L. Greenberg

                  Franklin Portfolio      6 RICs (with 19 total      $16.1 billion         None          (8)          (14)
                  Associates:             portfolios)                $0.7 billion
                  John S. Cone            6 PIVs                     $15.6 billion
                                          86 other accounts

                  Franklin Portfolio
                  Associates:
                  Michael F. Dunn

                  Franklin Portfolio
                  Associates:
                  Oliver E. Buckley

                  Franklin Portfolio
                  Associates:
                  Kristin J. Crawford

                  Franklin Portfolio
                  Associates:
                  Langton Garvin

                  BHMS:                   3 RICs                     $0.6 billion          None          (9)          (15)
                  James S. McClure        17 other accounts          $0.6 billion

                  BHMS:
                  John P. Harloe


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                                        OTHER ACCOUNTS MANAGED
                                          -----------------------------------------------
                                                                     APPROXIMATE                         POTENTIAL
                                          NUMBER AND                 TOTAL NET ASSETS      OWNERSHIP OF  CONFLICTS    STRUCTURE OF
FUND              PORTFOLIO MANAGER       TYPE OF ACCOUNT            (EXCLUDING THE FUND)  FUND SHARES   OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Strategy          Paul Rokosz             1 RIC(d)                   $0.55 billion         None          (1)          (5)
Aggressive                                1 PIV                      $0.10 billion
                                          9 other accounts           $1.7 billion



* Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers.

(a) The advisory fee paid to RiverSource Investments on 2 of the RICs with approximately $0.62 billion in aggregate net assets is based in part on performance.
(b) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
(c) The advisory fee paid to RiverSource Investments on 1 of the other accounts with approximately $0.098 billion in aggregate net assets is based in part on performance.
(d) The advisory fee paid is based in part on the performance of the fund or account.
(e) The advisory fee paid to RiverSource Investments on 3 of the RICs with approximately $1.45 billion in aggregate net assets is based in part on performance.
(f) The advisory fee paid to RiverSource Investments on 1 of the other accounts with approximately $0.14 billion in aggregate net assets is based in part on performance.
(g) The advisory fee paid to RiverSource Investments on 1 of the other accounts with approximately $0.06 billion in aggregate net assets is based in part on performance.
(h) The advisory fee paid for 6 RICs with approximately $4.8 billion in total net assets, for 17 PIVs with approximately $716.7 million in total net assets, and for 5 other accounts with approximately $1.4 billion in total net assets is based on performance.

POTENTIAL CONFLICTS OF INTEREST

(1) RiverSource Investments portfolio managers may manage one or more mutual fund as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicles whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution for all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(2) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(3) Kenwood is an affiliate of Ameriprise Financial. The potential conflicts, responsibilities, policies and procedures described in paragraph (1) also apply to Kenwood.

(4) GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

      GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

      Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

(5) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

      ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

      ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management, Inc. (GAMCO) and its affiliates. GAMCO does business under the name Gabelli Asset Management Company.

      PURSUIT OF DIFFERING STRATEGIES. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

      SELECTION OF BROKER/DEALERS. Because of the portfolio manager's position with Gabelli & Company, Inc., an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Company, Inc. to execute portfolio transactions for the Fund even if using Gabelli & Company, Inc. is not in the best interest of the fund.

      VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

(6) The fact that Mr. Kaplan has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, Mr. Kaplan may have an opportunity to purchase securities of limited availability. In this circumstance, Mr. Kaplan is expected to review each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his managed accounts are treated equitably. Mr. Kaplan may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, Mr. Kaplan will generally combine managed account orders (i.e., enter a "bunched" order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by Mr. Kaplan on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rata portion of the securities based upon the account's level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

(7) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

(8) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(9) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

      BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

(10) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(11) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

STRUCTURE OF COMPENSATION

(1) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. An annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the team of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of the portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments' portfolio managers are provided with a benefits package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(2) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on mutual fund, institutional portfolio and hedge fund performance. In addition, where portfolio managers invest in a hedge fund managed by RiverSource Investments, they receive a cash reimbursement for the fees charged on their hedge fund investments. With respect to mutual funds and institutional portfolios, funding for the bonus pool is determined by a percentage of the aggregate assets under management in these accounts managed by the portfolio managers, including the Fund, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. With respect to hedge funds, funding for the bonus pool is a percentage of performance fees earned on the hedge funds managed by the portfolio managers. The percentage of the hedge fund performance fees used to fund the bonus pool is determined annually based on the performance of the mutual funds managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(3) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in the company's 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(4) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

(5) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. With respect to mutual funds, funding for the bonus pool is determined by a percentage of the aggregate assets under management in mutual funds managed by the portfolio managers, including the Fund, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups and with respect to other accounts, by a percentage of management fees. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(6) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. With respect to mutual funds, funding for the bonus pool is determined by a percentage of the aggregate assets under management in mutual funds managed by the portfolio managers, including the Fund, plus a percentage of the assets of the funds they support as research analysts and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups and with respect to other accounts, by a percentage of management fees. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(7) The compensation of RiverSource Investments employees consists of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program. The portfolio manager's annual bonus is based on (i) the fund's assets, (ii) the fund's short-term and long-term tracking error compared to the benchmark index and (iii) the tracking error of two other index funds managed by the portfolio manager compared to the relevant index. Effective Jan. 1, 2005, the portfolio manager's annual bonus is based on the foregoing factors as well as the performance of other accounts that he manages. RiverSource Investments' portfolio managers are provided benefits packages including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(8) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

(9) Funding for bonuses is also based on certain activities of the team in developing technology tools that can be used in RiverSource Investments' asset management business.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

(10) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(11) Mr. Kaplan receives from Royce a base salary, a performance bonus, a "Partners Pool" participation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Mr. Kaplan's compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses.

      BASE SALARY - Mr. Kaplan is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of Mr. Kaplan's experience and responsibilities.

      PERFORMANCE BONUS - Mr. Kaplan receives a quarterly performance bonus that is revenue-based, and therefore in part is based on the value of the accounts' net assets, determined with reference to each of the registered investment company accounts he manages. For Mr. Kaplan, the revenue-based performance bonus applicable to the registered investment company accounts he manages is subject to upward or downward adjustment or elimination based on a combination of 3-year and 5-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar and the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes.

      Payment of the performance bonus may be deferred as described below, and any amounts deferred are forfeitable, if a portfolio manager is terminated by Royce with or without cause or resigns. The amount of the deferred performance bonus will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce registered investment company accounts selected by the portfolio manager at the beginning of the deferral period. The amount deferred will depend on the portfolio manager's total direct, indirect beneficial, and deferred unvested bonus investments in the Royce registered investment company account for which he is receiving portfolio management compensation.

      PARTNERS POOL - Each portfolio manager, as well as other senior firm employees, participates in a quarterly pool relating to Royce's net operating revenues adjusted for some imputed expenses. A portion of this participation may be deferred for three years. The deferred portion is also forfeitable if the portfolio manager is terminated with or without cause or resigns, and appreciates or depreciates during the deferral period based on the total return of a basket of registered investment company accounts managed by Royce.

      BENEFIT PACKAGE - Each portfolio manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce's 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, portfolio managers may also receive options to acquire stock in Royce's parent company, Legg Mason, Inc. Those options typically represent a small portion of a portfolio manager's overall compensation.

(12) GSAM and the GSAM Value Team's (the Value Team) compensation package for its Portfolio Managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each Portfolio Manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

      The performance bonus is significantly influenced by a 3-year period of investment performance. The following criteria are considered:

      -  Individual performance (relative, absolute)

      -  Team Performance (relative, absolute)

      -  Consistent performance that aligns with clients' objectives

      -  Achievement of top rankings (relative and competitive)

      The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell 2000 Value Index. As mentioned above, performance is measured on a 3-year basis.

      OTHER COMPENSATION. GSAM offers a number of additional benefits/deferred compensation programs for all Portfolio Managers including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

      Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(13) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(14) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(15) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

      In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

ADMINISTRATIVE SERVICES AGREEMENT


The Funds have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the Funds pay Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:


FUNDS                                 ASSETS                                    ANNUAL RATE AT EACH ASSET LEVEL
---------------------------------------------------------------------------------------------------------------
Emerging Markets                      $0 - 500,000,000                          0.080%
Global Bond                           500,000,001 - 1,000,000,000               0.075
International Opportunity             1,000,000,001 - 3,000,000,000             0.070
Small Cap Advantage                   3,000,000,001 - 12,000,000,000            0.060
Small Cap Equity                      12,000,000,001+                           0.050
Small Cap Value

Core Bond                             $0 - 500,000,000                          0.070%
Diversified Bond                      500,000,001 - 1,000,000,000               0.065
Global Inflation Protected            1,000,000,001 - 3,000,000,000             0.060
High Yield Bond                       3,000,000,001 - 12,000,000,000            0.050
Income Opportunities                  12,000,000,001+                           0.040
Short Duration U.S. Government

Balanced                              $0 - 500,000,000                          0.060%
Cash Management                       500,000,001 - 1,000,000,000               0.055
Diversified Equity Income             1,000,000,001 - 3,000,000,000             0.050
Growth                                3,000,000,001 - 12,000,000,000            0.040
Large Cap Equity                      12,000,000,001+                           0.030
Large Cap Value
Mid Cap Growth
Mid Cap Value
New Dimensions
S&P 500 Index
Select Value
Strategy Aggressive
Value


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

On the last day of the most recent fiscal period, the daily rates applied to the Funds' net assets on an annual basis were:


                                                                                    FEES PAID DURING
FUND                                                              DAILY RATES       PRIOR FISCAL YEAR
Balanced                                                             0.032%             $  892,514
Cash Management                                                      0.030                 228,193
Core Bond                                                            0.050                  19,968
Diversified Bond                                                     0.048                 863,405
Diversified Equity Income                                            0.034                 468,417
Emerging Markets                                                     0.100                  98,265
Global Bond                                                          0.057                 289,959
Global Inflation Protected Securities                                0.050(a)               16,066
Growth                                                               0.050                 149,053
High Yield Bond                                                      0.049                 625,083
Income Opportunities                                                 0.050                  15,279
International Opportunity                                            0.051                 593,033
Large Cap Equity                                                     0.046               1,227,017
Large Cap Value                                                      0.050                   5,559
Mid Cap Growth                                                       0.060                 151,155
Mid Cap Value                                                        0.050(b)                  718
New Dimensions                                                       0.047               1,284,313
S&P 500 Index                                                        0.080                 272,087
Select Value                                                         0.060                   9,292
Short Duration U.S. Government                                       0.050                 258,743
Small Cap Advantage                                                  0.060                 132,967
Small Cap Value                                                      0.078                 251,446
Strategy Aggressive                                                  0.055                 431,432



(a) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(b) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Third parties with which Ameriprise Financial contracts to provide services for the Fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, the Fund and IDS Life Insurance Company (IDS Life) entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS
nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Fees paid for the following fiscal periods were as follows:


                                                                   FEES PAID DURING
FUND                                                               PRIOR FISCAL YEAR
Balanced                                                                $3,258,265
Cash Management                                                            886,958
Core Bond                                                                   57,634
Diversified Bond                                                         2,163,215
Diversified Equity Income                                                1,559,298
Emerging Markets                                                           126,227
Global Bond                                                                617,003
Global Inflation Protected Securities                                       42,814(a)
Growth                                                                     365,846
High Yield Bond                                                          1,525,551
Income Opportunities                                                        32,273
International Opportunity                                                1,392,429
Large Cap Equity                                                         3,171,288
Large Cap Value                                                             13,898
Mid Cap Growth                                                             310,975
Mid Cap Value                                                                1,795(b)
New Dimensions                                                           3,323,835
S&P 500 Index                                                              419,788
Select Value                                                                19,359
Short Duration U.S. Government                                             623,988
Small Cap Advantage                                                        275,040
Small Cap Value                                                            394,484
Strategy Aggressive                                                        946,936



(a) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(b) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the Fund. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

FUND HISTORY TABLE FOR FUNDS MANAGED BY RIVERSOURCE INVESTMENTS*

                                                                    DATE OF          FORM OF      STATE OF     FISCAL
                                                                 ORGANIZATION     ORGANIZATION  ORGANIZATION  YEAR END  DIVERSIFIED
AXP VARIABLE PORTFOLIO - INCOME SERIES, INC.                 4/27/81, 6/13/86(1)   Corporation      NV/MN        8/31
  RiverSource Variable Portfolio - Core Bond Fund                                                                           Yes
  RiverSource Variable Portfolio - Diversified Bond Fund(2)                                                                 Yes
  RiverSource Variable Portfolio - Global Bond Fund                                                                          No
  RiverSource Variable Portfolio - Global Inflation Protected Securities Fund                                                No
  RiverSource Variable Portfolio - High Yield Bond Fund(2)                                                                  Yes
  RiverSource Variable Portfolio - Income Opportunities Fund                                                                Yes
  RiverSource Variable Portfolio - Short Duration U.S. Government Fund(2)                                                   Yes
AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.             4/27/81, 6/13/86(1)   Corporation      NV/MN        8/31
  RiverSource Variable Portfolio - Emerging Markets Fund                                                                    Yes
  RiverSource Variable Portfolio - Growth Fund                                                                              Yes
  RiverSource Variable Portfolio - International Opportunity Fund                                                           Yes
  RiverSource Variable Portfolio - Large Cap Equity Fund                                                                    Yes
  RiverSource Variable Portfolio - Large Cap Value Fund                                                                     Yes
  RiverSource Variable Portfolio - Mid Cap Growth                                                                           Yes
  RiverSource Variable Portfolio - Mid Cap Value Fund                                                                       Yes
  RiverSource Variable Portfolio - New Dimensions Fund                                                                      Yes
  RiverSource Variable Portfolio - S&P 500 Index Fund                                                                       Yes
  RiverSource Variable Portfolio - Small Cap Advantage Fund                                                                 Yes
  RiverSource Variable Portfolio - Strategy Aggressive Fund                                                                 Yes
AXP VARIABLE PORTFOLIO - MANAGED SERIES, INC.                          3/5/85      Corporation         MN        8/31
  RiverSource Variable Portfolio - Balanced Fund                                                                            Yes
  RiverSource Variable Portfolio - Diversified Equity Income Fund                                                           Yes
AXP VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.           4/27/81, 6/13/86(1)   Corporation      NV/MN        8/31
  RiverSource Variable Portfolio - Cash Management Fund                                                                     Yes
AXP VARIABLE PORTFOLIO - PARTNERS SERIES, INC.                         5/9/01      Corporation         MN        8/31
  RiverSource Variable Portfolio - Select Value Fund                                                                        Yes
  RiverSource Variable Portfolio - Small Cap Value Fund                                                                     Yes
AXP VARIABLE PORTFOLIO - SELECT SERIES, INC.                          3/18/04      Corporation         MN       12/31
  RiverSource Variable Portfolio - Core Equity Fund                                                                         Yes

* Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.
(1) Date merged into a Minnesota corporation.
(2) Effective June 27, 2003, VP - Bond Fund changed its name to VP - Diversified Bond Fund, VP - Extra Income Fund changed its name to VP - High Yield Bond Fund and VP - Federal Income Fund changed its name to VP - Short Duration U.S. Government Fund.
(3) Effective July 9, 2004, VP - Capital Resource Fund changed its name to VP - Large Cap Equity Fund, VP - Emerging Markets Fund changed its name to VP - Threadneedle Emerging Markets Fund and VP - International Fund changed its name to VP - Threadneedle International Fund.
(4) Effective Oct. 1, 2005, VP - Equity Select Fund changed its name to VP - Mid Cap Growth Fund, VP - Threadneedle International Fund changed its name to VP
    - International Opportunity Fund, and VP Managed Fund changed its name to VP
    - Balanced Fund.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

BOARD MEMBERS AND OFFICERS


Shareholders elect a Board that oversees the fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the fund's Board members. Each member oversees 14 Master Trust portfolios and 90 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who must retire after her 75th birthday.


INDEPENDENT BOARD MEMBERS


NAME,
ADDRESS,                 POSITION HELD WITH FUND   PRINCIPAL OCCUPATION        OTHER                       COMMITTEE
AGE                      AND LENGTH OF SERVICE     DURING PAST FIVE YEARS      DIRECTORSHIPS               MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member              Chair, Board Services                                   Joint Audit, Contracts,
901 S. Marquette Ave.    since 1999                Corporation (provides                                   Executive, Investment
Minneapolis, MN 55402                              administrative services                                 Review, Board
Age 70                                             to boards); former                                      Effectiveness
                                                   Governor of Minnesota

Philip J. Carroll, Jr.   Board member              Retired Chairman and CEO,   Scottish Power PLC, Vulcan  Joint Audit, Executive,
901 S. Marquette Ave.    since 2002                Fluor Corporation           Materials Company, Inc.     Investment Review
Minneapolis, MN 55402                              (engineering and            (construction
Age 67                                             construction) since 1998    materials/chemicals)

Livio D. DeSimone        Board member              Retired Chair of the        Cargill, Incorporated       Joint Audit, Executive,
30 Seventh Street East   since 2001                Board and Chief Executive   (commodity merchants and    Investment Review
Suite 3050                                         Officer, Minnesota Mining   processors), General
St. Paul, MN 55101-4901                            and Manufacturing (3M)      Mills, Inc. (consumer
Age 71                                                                         foods), Vulcan Materials
                                                                               Company (construction
                                                                               materials/chemicals),
                                                                               Milliken & Company
                                                                               (textiles and chemicals),
                                                                               and Nexia Biotechnologies,
                                                                               Inc.

Patricia M. Flynn        Board member              Trustee Professor of                                    Investment Review,
901 S. Marquette Ave.    since 2004                Economics and Management,                               Joint Audit
Minneapolis, MN 55402                              Bentley College since
Age 54                                             2002; former Dean,
                                                   McCallum Graduate School
                                                   of Business, Bentley
                                                   College from
                                                   1999 to 2002

Anne P. Jones            Board member              Attorney and Consultant                                 Joint Audit,
901 S. Marquette Ave.    since 1985                                                                        Board Effectiveness,
Minneapolis, MN 55402                                                                                      Executive,
Age 70                                                                                                     Investment Review

Stephen R. Lewis, Jr.    Board member              Retired President and       Valmont Industries, Inc.    Contracts,
901 S. Marquette Ave.    since 2002                Professor of Economics,     (manufactures irrigation    Investment Review,
Minneapolis, MN 55402                              Carleton College            systems)                    Executive,
Age 66                                                                                                     Board Effectiveness

Catherine James Paglia   Board member              Director, Enterprise        Strategic Distribution,     Investment Review,
901 S. Marquette Ave.    since 2004                Asset Management, Inc.      Inc. (transportation,       Contracts
Minneapolis, MN 55402                              (private real estate and    distribution and logistics
Age 52                                             asset management company)   consultants)
                                                   since 1999

Alan K. Simpson          Board member              Former three-term United                                Investment Review,
1201 Sunshine Ave.       since 1997                States Senator for Wyoming                              Board Effectiveness
Cody, WY 82414
Age 73

Alison Taunton-Rigby     Board member              Founder and Chief           Hybridon, Inc.              Investment Review,
901 S. Marquette Ave.    since 2002                Executive Officer,          (biotechnology)             Contracts
Minneapolis, MN 55402                              RiboNovix, Inc. since
Age 61                                             2004; President, Forester
                                                   Biotech since 2000; prior
                                                   to that, President and
                                                   CEO, Aquila
                                                   Biopharmaceuticals, Inc.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

BOARD MEMBER AFFILIATED WITH AMERIPRISE FINANCIAL, INC. (FORMERLY AEFC)


NAME,
ADDRESS,                 POSITION HELD WITH FUND   PRINCIPAL OCCUPATION        OTHER                       COMMITTEE
AGE                      AND LENGTH OF SERVICE     DURING PAST FIVE YEARS      DIRECTORSHIPS               MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------------------
William F. Truscott      Board member since 2001,  President - U.S. Asset
53600 Ameriprise         Vice President since      Management and Chief
Financial Center         2002                      Investment Officer of
Minneapolis, MN 55474                              Ameriprise Financial,
Age 44                                             Inc. and President,
                                                   Chairman of the Board and
                                                   Chief Investment Officer
                                                   of RiverSource
                                                   Investments, LLC since
                                                   2005; Senior Vice
                                                   President - Chief
                                                   Investment Officer of
                                                   Ameriprise Financial,
                                                   Inc. and RiverSource
                                                   Investments, LLC since
                                                   2001. Former Chief
                                                   Investment Officer and
                                                   Managing Director, Zurich
                                                   Scudder Investments


* Interested person by reason of being an officer, director and/or employee of Ameriprise Financial, Inc. (formerly known as American Express Financial Corporation) or of RiverSource Investments, LLC, its wholly owned subsidiary.


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:


OTHER OFFICERS


NAME,
ADDRESS,                 POSITION HELD WITH FUND   PRINCIPAL OCCUPATION        OTHER                       COMMITTEE
AGE                      AND LENGTH OF SERVICE     DURING PAST FIVE YEARS      DIRECTORSHIPS               MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since 2002      Vice President -
105 AXP Financial Center                           Investment Accounting,
Minneapolis, MN 55474                              Ameriprise Financial,
Age 50                                             since 2002; Vice
                                                   President - Finance,
                                                   American Express Company,
                                                   2000-2002; Vice President
                                                   - Corporate Controller,
                                                   Ameriprise Financial,
                                                   1996-2000

Paula R. Meyer           President since 2002      Senior Vice President and
596 AXP Financial Center                           General Manager - Mutual
Minneapolis, MN 55474                              Funds, Ameriprise
Age 51                                             Financial, since 2002;
                                                   Vice President and
                                                   Managing Director -
                                                   Ameriprise Financial
                                                   funds, Ameriprise
                                                   Financial, 2000-2002;
                                                   Vice President,
                                                   Ameriprise Financial,
                                                   1998-2000

Leslie L. Ogg            Vice President, General   President of Board
901 S. Marquette Ave.    Counsel, and Secretary    Services Corporation
Minneapolis, MN 55402    since 1978
Age 66

Beth E. Weimer           Chief Compliance Officer  Vice President and Chief
172 AXP Financial Center since 2004                Compliance Officer,
Minneapolis, MN 55474                              Ameriprise Financial,
Age 52                                             since 2001 and Chief
                                                   Compliance Officer -
                                                   Asset Management and
                                                   Insurance, RiverSource
                                                   Investments, LLC since
                                                   2005; Vice President and
                                                   Chief Compliance Officer,
                                                   Ameriprise Financial
                                                   Services (formerly
                                                   American Express
                                                   Financial Advisors),
                                                   2001-2005; Partner,
                                                   Arthur Andersen
                                                   Regulatory Risk Services,
                                                   1998-2001


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND'S MANAGEMENT

The board initially approves an Investment Management Services Agreement and other contracts with the investment manager, one of its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held six meetings during the last fiscal year.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2004 of all funds overseen by the Board member.


BOARD MEMBER HOLDINGS -- ALL FUNDS*


BASED ON NET ASSET VALUES AS OF DEC. 31, 2004


                                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF ALL
BOARD MEMBER                                            FUNDS OVERSEEN BY BOARD MEMBER
Arne H. Carlson                                                  Over $100,000
Philip J. Carroll, Jr.**                                             None
Livio D. DeSimone**                                              Over $100,000
Patricia M. Flynn                                               $10,001-$50,000
Anne P. Jones                                                    Over $100,000
Stephen R. Lewis, Jr.**                                         $10,001-$50,000
Catherine James Paglia                                               None
Alan K. Simpson                                                $50,000-$100,000
Alison Taunton-Rigby                                             Over $100,000
William F. Truscott                                              Over $100,000



 * All fund shares are held by variable accounts or subaccounts and are not available for purchase by individuals. Consequently no Board member owns any shares of any fund.
** Three independent directors have deferred compensation invested in share equivalents.

   Deferred compensation invested in share equivalents:


     A. Carroll      RiverSource Global Technology               $10,001-$50,000
     B. DeSimone     RiverSource High Yield Bond                $50,001-$100,000
                     RiverSource Small Cap Value                $50,001-$100,000
                     RiverSource Small Cap Advantage            $50,001-$100,000
     C. Lewis        RiverSource International Opportunity       $10,001-$50,000
                     RiverSource Diversified Equity Income      $50,001-$100,000
                     RiverSource Emerging Markets                $10,001-$50,000



COMPENSATION OF BOARD MEMBERS


TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal year.

BOARD MEMBER COMPENSATION -- ALL FUNDS


                                               TOTAL CASH COMPENSATION
                                    FROM RIVERSOURCE FUNDS AND PREFERRED TRUST MASTER
BOARD MEMBERS*                             TRUST GROUP PAID TO BOARD MEMBER
Philip J. Carroll, Jr.                                $      0
Livio D. DeSimone                                            0
Patricia M. Flynn                                       76,275
Anne P. Jones                                          180,858
Stephen R. Lewis, Jr.                                  141,421
Catherine James Paglia                                 138,900
Alan K. Simpson                                        133,808
Alison Taunton-Rigby                                   161,808


* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.




                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

COMPENSATION FROM EACH FUND. The following table shows the compensation to the independent Board members from each fund during its last fiscal period.

BOARD MEMBER* COMPENSATION -- INDIVIDUAL FUNDS



                                                                             AGGREGATE COMPENSATION FROM FUND
                                                ------------------------------------------------------------------------------------
                                                                                                                            TAUNTON-
FUND                                            CARROLL    DESIMONE    FLYNN      JONES       LEWIS     PAGLIA     SIMPSON   RIGBY
Balanced -- total                               $2,738      $2,838    $2,283     $3,088      $3,239     $2,467      $2,583   $2,883
Amount deferred                                  2,738       2,838       975          0       1,163          0           0        0
Cash Management -- total                         1,471       1,571     1,317      1,821       1,972      1,400       1,317    1,617
Amount deferred                                  1,471       1,571       542          0         706          0           0        0
Core Bond -- total                               1,104       1,204     1,025      1,454       1,605      1,083         950    1,250
Amount deferred                                  1,104       1,204       408          0         573          0           0        0
Diversified Bond -- total                        2,096       2,196     1,775      2,446       2,597      1,917       1,942    2,442
Amount deferred                                  2,096       2,195       742          0         931          0           0        0
Diversified Equity Income -- total               1,538       1,638     1,383      1,888       2,039      1,467       1,383    1,683
Amount deferred                                  1,538       1,638       575          0         731          0           0        0
Emerging Markets -- total                        1,104       1,204     1,025      1,454       1,605      1,083         950    1,250
Amount deferred                                  1,104       1,204       408          0         573          0           0        0
Global Bond -- total                             1,271       1,371     1,167      1,621       1,772      1,233       1,117    1,417
Amount deferred                                  1,271       1,371       475          0         634          0           0        0
Global Inflation Protected Securities -- total     269         269       217        319         319        217         217      217
Amount deferred                                    269         269       108          0          80          0           0        0
Growth -- total                                  1,204       1,304     1,100      1,554       1,705      1,167       1,050    1,350
Amount deferred                                  1,204       1,304       442          0         609          0           0        0
High Yield Bond -- total                         1,771       1,871     1,542      2,121       2,272      1,650       1,617    1,917
Amount deferred                                  1,771       1,871       642          0         814          0           0        0
Income Opportunities -- total                      436         436       383        486         537        433         383      433
Amount deferred                                    436         436       192          0         134          0           0        0
International Opportunity -- total               1,638       1,738     1,458      1,988       2,139      1,550       1,483    1,783
Amount deferred                                  1,638       1,738       608          0         767          0           0        0
Large Cap Equity -- total                        2,596       2,696     2,200      2,946       3,097      2,367       2,442    2,742
Amount deferred                                  2,596       2,696       942          0       1,114          0           0        0
Mid Cap Growth -- total                          1,104       1,204     1,025      1,454       1,605      1,083         950    1,250
Amount deferred                                  1,104       1,204       408          0         573          0           0        0
New Dimensions -- total                          2,971       3,071     2,392      3,321       3,472      2,617       2,817    3,117
Amount deferred                                  2,971       3,071     1,008          0       1,243          0           0        0
S&P 500 Index -- total                          $1,171      $1,271    $1,092     $1,521      $1,672     $1,150      $1,017   $1,317
Amount deferred                                  1,171       1,271       442          0         598          0           0        0
Short Duration U.S. Government -- total          1,304       1,404     1,175      1,654       1,805      1,250       1,150    1,450
Amount deferred                                  1,304       1,404       475          0         645          0           0        0
Small Cap Advantage -- total                     1,104       1,204     1,025      1,454       1,605      1,083         950    1,250
Amount deferred                                  1,104       1,204       408          0         573          0           0        0
Small Cap Value -- total                         1,171       1,271     1,092      1,521       1,672      1,150       1,017    1,317
Amount deferred                                  1,171       1,271       442          0         598          0           0        0
Strategy Aggressive -- total                     1,538       1,638     1,333      1,888       2,039      1,433       1,383    1,683
Amount deferred                                  1,538       1,638       542      1,888         728          0           0        0



* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

IDS Life and its subsidiaries are the record holders of all outstanding shares of the Fund. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaimed beneficial ownership of all shares of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

APPENDIX A

DESCRIPTION OF MONEY MARKET SECURITIES

The types of instruments that form the major part of the Fund's investments are described below.

CERTIFICATES OF DEPOSIT -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

TIME DEPOSIT -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

BANKERS' ACCEPTANCES -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

COMMERCIAL PAPER -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

LETTERS OF CREDIT -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. TREASURY BILLS -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. GOVERNMENT AGENCY SECURITIES -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

REPURCHASE AGREEMENTS -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

FLOATING RATE INSTRUMENTS -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S COMMERCIAL PAPER RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES RATINGS

Short-term municipal bonds and notes are ratings that reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

APPENDIX B

DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

- Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

-  Nature of and provisions of the obligation.

- Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

APPENDIX C

ADDITIONAL INFORMATION ABOUT THE INDEX

Variable Portfolio - S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of Variable Portfolio - S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in Variable Portfolio - S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Variable Portfolio - S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to Variable Portfolio - S&P 500 Index Fund. S&P has no obligation to take the needs of Variable Portfolio - S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Variable Portfolio
- S&P 500 Index Fund or the timing of the issuance or sale of Variable Portfolio
- S&P 500 Index Fund or in the determination or calculation of the equation by which Variable Portfolio - S&P 500 Index Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Variable Portfolio - S&P 500 Index Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                                                             S-6466-20 Y (10/05)

Report of Independent Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP(R) VARIABLE PORTFOLIO-- INCOME SERIES, INC.

AXP(R) VARIABLE PORTFOLIO-- INVESTMENT SERIES, INC.

AXP(R) VARIABLE PORTFOLIO-- MANAGED SERIES, INC.

AXP(R) VARIABLE PORTFOLIO-- MONEY MARKET SERIES, INC.

AXP(R) VARIABLE PORTFOLIO-- PARTNERS SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund (funds within AXP Variable Portfolio - Income Series, Inc.), RiverSource VP - Emerging Markets Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - New Dimensions Fund, RiverSource VP - S&P 500 Index Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Strategy Aggressive Fund (funds within AXP Variable Portfolio - Investment Series, Inc.), RiverSource VP - Balanced Fund and RiverSource VP - Diversified Equity Income Fund (funds within AXP Variable Portfolio - Managed Series, Inc.), RiverSource VP - Cash Management Fund (fund within AXP Variable Portfolio - Money Market Series, Inc.), and RiverSource VP - Select Value Fund and RiverSource VP - Small Cap Value Fund (funds within AXP Variable Portfolio - Partners Series, Inc.) as of August 31, 2005, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund, RiverSource VP - Short Duration U.S. Government Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - New Dimensions Fund, RiverSource VP - S&P 500 Index Fund, RiverSource VP - Small Cap Advantage Fund, RiverSource VP - Strategy Aggressive Fund, RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Cash Management Fund, RiverSource VP - Select Value Fund and RiverSource VP - Small Cap Value Fund as of August 31, 2005, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

October 20, 2005

--------------------------------------------------------------------------------
78   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
RiverSource Variable Portfolio Funds
                                                                                  RiverSource VP - RiverSource VP - RiverSource VP -
                                                                                      Balanced          Cash             Core
                                                                                        Fund         Management          Bond
Aug. 31, 2005                                                                                           Fund             Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,287,314,133, $694,123,658 and $62,004,968)                   $2,506,748,863   $694,123,658      $62,314,846
Cash in bank on demand deposit                                                             433,360         99,820           12,158
Receivable for investment securities sold                                               86,064,523             --        3,731,755
Dividends and accrued interest receivable                                                9,681,913        659,696          319,972
Unrealized appreciation on swap transactions, at value (Note 9)                            333,825             --           17,496
                                                                                    --------------   ------------      -----------
Total assets                                                                         2,603,262,484    694,883,174       66,396,227
                                                                                    --------------   ------------      -----------
Liabilities
Dividends payable to shareholders (Note 1)                                              14,740,923      1,764,743          155,948
Payable for investment securities purchased                                             48,948,982      4,999,830        3,780,135
Payable for securities purchased on a forward-commitment basis (Note 1)                 28,439,783             --        3,907,593
Accrued investment management services fee                                               1,354,823        315,355           32,511
Accrued distribution fee                                                                   279,350         77,293            6,451
Accrued administrative services fee                                                         71,692         18,550            2,580
Payable upon return of securities loaned (Note 6)                                       31,055,150             --               --
Other accrued expenses                                                                     351,114        102,276           25,077
Forward sale commitments, at value (proceeds receivable $40,276,090 for RiverSource
   VP - Balanced Fund and $538,148 for RiverSource VP - Core Bond Fund) (Note 1)        40,694,342             --          546,141
                                                                                    --------------   ------------      -----------
Total liabilities                                                                      165,936,159      7,278,047        8,456,436
                                                                                    --------------   ------------      -----------
Net assets applicable to outstanding capital stock                                  $2,437,326,325   $687,605,127      $57,939,791
                                                                                    ==============   ============      ===========
Represented by
Capital stock -- $.01 par value ($.001 for RiverSource VP - Balanced Fund) (Note 1) $      160,604   $  6,878,507      $    57,634
Additional paid-in capital                                                           2,233,207,371    680,728,417       57,492,637
Undistributed (excess of distributions over) net investment income                        (303,746)            --           11,000
Accumulated net realized gain (loss) (Note 10)                                         (14,590,924)        (1,797)          80,353
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Notes 7 and 9)      218,853,020             --          298,167
                                                                                    --------------   ------------      -----------
Total -- representing net assets applicable to outstanding capital stock            $2,437,326,325   $687,605,127      $57,939,791
                                                                                    ==============   ============      ===========
Shares outstanding                                                                     160,604,257    687,850,731        5,763,369
                                                                                    --------------   ------------      -----------
Net asset value per share of outstanding capital stock                              $        15.18   $       1.00      $     10.05
                                                                                    --------------   ------------      -----------
* Including securities on loan, at value (Note 6)                                   $   30,653,472   $         --      $        --
                                                                                    --------------   ------------      -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
79   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of assets and liabilities (continued)
RiverSource Variable Portfolio Funds

                                                                                  RiverSource VP - RiverSource VP - RiverSource VP -
                                                                                     Diversified     Diversified       Emerging
                                                                                        Bond        Equity Income       Markets
Aug. 31, 2005                                                                           Fund            Fund             Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,950,772,404, $1,477,324,953 and $171,984,013)                $1,962,030,067  $1,726,073,222  $190,043,792
Cash in bank on demand deposit                                                             150,458          66,674        51,846
Foreign currency holdings for RiverSource VP - Emerging Markets Fund
   (identified cost $2,372,944) (Note 1)                                                        --              --     2,374,728
Receivable for investment securities sold                                              128,129,938         275,496       318,999
Dividends and accrued interest receivable                                               11,581,951       3,378,809       218,605
Unrealized appreciation on swap transactions, at value (Note 9)                            644,215              --            --
                                                                                    --------------  --------------  ------------
Total assets                                                                         2,102,536,629   1,729,794,201   193,007,970
                                                                                    --------------  --------------  ------------
Liabilities
Dividends payable to shareholders (Note 1)                                               5,605,902       6,524,927       232,237
Payable for investment securities purchased                                             95,428,529      11,028,826       533,394
Payable for securities purchased on a forward-commitment basis (Note 1)                 83,374,383              --            --
Accrued investment management services fee                                                 981,458         802,163       193,282
Accrued distribution fee                                                                   203,340         184,392        20,650
Accrued administrative services fee                                                         77,723          51,035        16,520
Payable upon return of securities loaned (Note 6)                                       30,678,750      31,891,100            --
Other accrued expenses                                                                     251,309         230,561        51,003
Forward sale commitments, at value (proceeds receivable $61,051,441 for RiverSource
   VP - Diversified Bond Fund) (Note 1)                                                 61,665,312              --            --
                                                                                    --------------  --------------  ------------
Total liabilities                                                                      278,266,706      50,713,004     1,047,086
                                                                                    --------------  --------------  ------------
Net assets applicable to outstanding capital stock                                  $1,824,269,923  $1,679,081,197  $191,960,884
                                                                                    ==============  ==============  ============
Represented by
Capital stock -- $.01 par value (Note 1)                                            $    1,711,534  $    1,214,311  $    146,043
Additional paid-in capital                                                           1,954,526,477   1,361,550,437   161,218,809
Undistributed (excess of distributions over) net investment income                        (137,182)       (460,246)       86,481
Accumulated net realized gain (loss) (Note 10)                                        (142,509,882)     68,022,719    12,429,849
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Notes 7 and 9)       10,678,976     248,753,976    18,079,702
                                                                                    --------------  --------------  ------------
Total -- representing net assets applicable to outstanding capital stock            $1,824,269,923  $1,679,081,197  $191,960,884
                                                                                    ==============  ==============  ============
Shares outstanding                                                                     171,153,440     121,431,081    14,604,276
                                                                                    --------------  --------------  ------------
Net asset value per share of outstanding capital stock                              $        10.66  $        13.83  $      13.14
                                                                                    --------------  --------------  ------------
* Including securities on loan, at value (Note 6)                                   $   30,193,200  $   31,393,856  $         --
                                                                                    --------------  --------------  ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
80   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of assets and liabilities (continued)
RiverSource Variable Portfolio Funds
                                                                                  RiverSource VP - RiverSource VP - RiverSource VP -
                                                                                        Global     Global Inflation      Growth
                                                                                         Bond    Protected Securities     Fund
Aug. 31, 2005                                                                            Fund            Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $548,217,601 $115,188,941 and $371,796,816)                      $565,867,366   $116,041,776 $ 393,243,032
Cash in bank on demand deposit                                                             76,636        737,173       129,785
Foreign currency holdings for RiverSource VP - Global Bond Fund (identified cost
$5,149,539) (Note 1)                                                                    5,189,374             --            --
Receivable for investment securities sold                                               5,671,977             --     3,841,419
Dividends and accrued interest receivable                                               6,455,613        585,987       298,073
Unrealized appreciation on foreign currency contracts held, at value (Note 5)             103,303             --            --
Unrealized appreciation on swap transactions, at value (Note 9)                           198,029             --            --
                                                                                     ------------   ------------ -------------
Total assets                                                                          583,562,298    117,364,936   397,512,309
                                                                                     ------------   ------------ -------------
Liabilities
Dividends payable to shareholders (Note 1)                                              1,123,713        230,081       167,211
Payable for investment securities purchased                                             5,967,951        666,996     5,103,997
Payable for securities purchased on a forward-commitment basis (Note 1)                   537,876             --            --
Unrealized depreciation on foreign currency contracts held, at value (Note 5)              27,554             --            --
Accrued investment management services fee                                                422,769         45,582       213,758
Accrued distribution fee                                                                   63,673         11,628        42,412
Accrued administrative services fee                                                        28,859          4,651        16,965
Other accrued expenses                                                                     97,587          9,035        66,841
                                                                                     ------------   ------------ -------------
Total liabilities                                                                       8,269,982        967,973     5,611,184
                                                                                     ------------   ------------ -------------
Net assets applicable to outstanding capital stock                                   $575,292,316   $116,396,963 $ 391,901,125
                                                                                     ============   ============ =============
Represented by
Capital stock -- $.01 par value (Note 1)                                             $    522,087   $    114,182 $     592,479
Additional paid-in capital                                                            555,177,749    115,428,587   490,171,675
Undistributed (excess of distributions over) net investment income                       (544,665)           782            --
Accumulated net realized gain (loss) (Note 10)                                          2,339,456            429  (120,309,207)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Notes 5, 7 and 9)   17,797,689        852,983    21,446,178
                                                                                     ------------   ------------ -------------
Total -- representing net assets applicable to outstanding capital stock             $575,292,316   $116,396,963 $ 391,901,125
                                                                                     ============   ============ =============
Shares outstanding                                                                     52,208,744     11,418,190    59,247,936
                                                                                     ------------   ------------ -------------
Net asset value per share of outstanding capital stock                               $      11.02   $      10.19 $        6.61
                                                                                     ------------   ------------ -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
81   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of assets and liabilities (continued)
RiverSource Variable Portfolio Funds
                                                                                  RiverSource VP - RiverSource VP - RiverSource VP -
                                                                                      High Yield        Income        International
                                                                                         Bond        Opportunities     Opportunity
Aug. 31, 2005                                                                            Fund            Fund             Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $1,211,616,181, $43,303,619 and $995,394,748)                      $1,219,217,603   $43,835,776 $1,186,728,982
Cash in bank on demand deposit                                                                 83,598        26,090         58,032
Foreign currency holdings for RiverSource VP - International Opportunity
   Fund (identified cost $1,102,402) (Note 1)                                                      --            --      1,098,229
Receivable for investment securities sold                                                  21,225,859       741,225             --
Dividends and accrued interest receivable                                                  20,880,198       795,551      2,244,850
Other receivable                                                                              629,139            --             --
                                                                                       --------------   ----------- --------------
Total assets                                                                            1,262,036,397    45,398,642  1,190,130,093
                                                                                       --------------   ----------- --------------
Liabilities
Dividends payable to shareholders (Note 1)                                                  7,013,491       210,093      3,215,736
Payable for investment securities purchased                                                 3,266,939       150,071      1,303,405
Payable for securities purchased on a forward-commitment basis (Note 1)                     4,219,341       418,950             --
Accrued investment management services fee                                                    694,748        24,832        899,137
Accrued distribution fee                                                                      140,741         4,850        133,524
Accrued administrative services fee                                                            55,187         1,940         54,029
Other accrued expenses                                                                        170,585        25,029        185,841
                                                                                       --------------   ----------- --------------
Total liabilities                                                                          15,561,032       835,765      5,791,672
                                                                                       --------------   ----------- --------------
Net assets applicable to outstanding capital stock                                     $1,246,475,365   $44,562,877 $1,184,338,421
                                                                                       --------------   ----------- --------------
Represented by
Capital stock -- $.01 par value (Note 1)                                               $    1,843,853   $    42,882 $    1,181,418
Additional paid-in capital                                                              1,454,691,006    43,749,315  1,683,356,219
Undistributed (excess of distributions over) net investment income                          4,068,451         8,000       (612,581)
Accumulated net realized gain (loss) (Note 10)                                           (222,358,506)      230,523   (690,998,245)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                           8,230,561       532,157    191,411,610
                                                                                       --------------   ----------- --------------
Total -- representing net assets applicable to outstanding capital stock               $1,246,475,365   $44,562,877 $1,184,338,421
                                                                                       ==============   =========== ==============
Shares outstanding                                                                        184,385,297     4,288,162    118,141,847
                                                                                       --------------   ----------- --------------
Net asset value per share of outstanding capital stock                                 $         6.76   $     10.39 $        10.02
                                                                                       --------------   ----------- --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
82   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of assets and liabilities (continued)
RiverSource Variable Portfolio Funds
                                                                                  RiverSource VP -RiverSource VP - RiverSource VP -
                                                                                      Large Cap       Large Cap         Mid Cap
                                                                                       Equity           Value           Growth
Aug. 31, 2005                                                                           Fund            Fund             Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,453,308,825, $13,478,870 and $204,206,933)                 $2,603,198,595    $14,126,334  $255,619,816
Cash in bank on demand deposit                                                                --        760,759        99,982
Receivable for investment securities sold                                             14,018,617         26,814     1,194,644
Dividends and accrued interest receivable                                              4,065,474         32,625       149,793
                                                                                  --------------    -----------  ------------
Total assets                                                                       2,621,282,686     14,946,532   257,064,235
                                                                                  --------------    -----------  ------------
Liabilities
Disbursements in excess of cash on demand deposit                                        642,259             --            --
Dividends payable to shareholders (Note 1)                                             5,955,728         48,953            --
Payable for investment securities purchased                                           16,397,501         30,939     1,595,133
Accrued investment management services fee                                             1,412,824          8,290       150,466
Accrued distribution fee                                                                 285,862          1,645        28,952
Accrued administrative services fee                                                      105,038            658        13,869
Payable upon return of securities loaned (Note 6)                                     85,758,400             --            --
Other accrued expenses                                                                   347,384         35,427        71,249
                                                                                  --------------    -----------  ------------
Total liabilities                                                                    110,904,996        125,912     1,859,669
                                                                                  --------------    -----------  ------------
Net assets applicable to outstanding capital stock                                $2,510,377,690    $14,820,620  $255,204,566
                                                                                  ==============    ===========  ============
Represented by
Capital stock -- $.01 par value (Note 1)                                          $    1,168,709    $    13,482  $    205,276
Additional paid-in capital                                                         2,789,070,553     13,867,930   190,702,436
Excess of distributions over net investment income                                      (114,369)        (2,179)           --
Accumulated net realized gain (loss) (Note 10)                                      (429,636,794)       293,923    12,883,971
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                    149,889,591        647,464    51,412,883
                                                                                  --------------    -----------  ------------
Total -- representing net assets applicable to outstanding capital stock          $2,510,377,690    $14,820,620  $255,204,566
                                                                                  ==============    ===========  ============
Shares outstanding                                                                   116,870,943      1,348,162    20,527,588
                                                                                  --------------    -----------  ------------
Net asset value per share of outstanding capital stock                            $        21.48    $     10.99  $      12.43
                                                                                  --------------    -----------  ------------
* Including securities on loan, at value (Note 6)                                 $   83,948,719    $        --  $         --
                                                                                  --------------    -----------  ------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
83   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of assets and liabilities (continued)
RiverSource Variable Portfolio Funds

                                                                                  RiverSource VP -RiverSource VP - RiverSource VP -
                                                                                       Mid Cap           New            S&P 500
                                                                                        Value        Dimensions          Index
Aug. 31, 2005                                                                           Fund            Fund             Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $6,474,960, $2,085,102,846 and $334,351,254)                    $6,941,643   $2,243,508,518  $367,947,017
Cash in bank on demand deposit                                                         389,685          103,595        94,589
Expense reimbursement receivable from Ameriprise Financial (formerly AEFC)                  --               --         4,950
Foreign currency holdings for RiverSource VP - New Dimensions
   Fund (identified cost $132) (Note 1)                                                     --              142            --
Receivable for investment securities sold                                               16,135       21,513,093       231,343
Dividends and accrued interest receivable                                                8,977        3,333,683       752,065
                                                                                    ----------   --------------  ------------
Total assets                                                                         7,356,440    2,268,459,031   369,029,964
                                                                                    ----------   --------------  ------------
Liabilities
Dividends payable to shareholders (Note 1)                                               7,912        3,103,263     1,340,385
Payable for investment securities purchased                                            225,459       30,965,874        99,260
Accrued investment management services fee                                               4,141        1,265,405        96,852
Accrued distribution fee                                                                   709          255,150        41,747
Accrued administrative services fee                                                        284           95,210        26,718
Payable upon return of securities loaned (Note 6)                                           --       32,850,000            --
Other accrued expenses                                                                   2,100          328,430        74,379
                                                                                    ----------   --------------  ------------
Total liabilities                                                                      240,605       68,863,332     1,679,341
                                                                                    ----------   --------------  ------------
Net assets applicable to outstanding capital stock                                  $7,115,835   $2,199,595,699  $367,350,623
                                                                                    ==========   ==============  ============
Represented by
Capital stock -- $.01 par value (Note 1)                                            $    6,230   $    1,425,895  $    442,410
Additional paid-in capital                                                           6,607,405    2,301,634,730   334,632,659
Undistributed (excess of distributions over) net investment income                         260                1       (18,268)
Accumulated net realized gain (loss) (Note 10)                                          35,256     (261,870,632)   (1,282,406)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 7)             466,684      158,405,705    33,576,228
                                                                                    ----------   --------------  ------------
Total -- representing net assets applicable to outstanding capital stock            $7,115,835   $2,199,595,699  $367,350,623
                                                                                    ==========   ==============  ============
Shares outstanding                                                                     623,021      142,589,501    44,241,047
                                                                                    ----------   --------------  ------------
Net asset value per share of outstanding capital stock                              $    11.42   $        15.43  $       8.30
                                                                                    ----------   --------------  ------------
* Including securities on loan, at value (Note 6)                                   $       --   $   32,556,000  $         --
                                                                                    ----------   --------------  ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
84   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of assets and liabilities (continued)
RiverSource Variable Portfolio Funds
                                                                                  RiverSource VP -RiverSource VP - RiverSource VP -
                                                                                       Select      Short Duration      Small Cap
                                                                                        Value      U.S. Government     Advantage
Aug. 31, 2005                                                                           Fund            Fund             Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $22,067,355, $498,733,654 and $208,843,721)                      $23,555,304   $496,354,284  $237,102,466
Cash in bank on demand deposit                                                            47,344         71,335        84,288
Expense reimbursement receivable from Ameriprise Financial                                 2,775             --            --
Receivable for investment securities sold                                                 55,054     32,736,866     1,793,235
Dividends and accrued interest receivable                                                 23,896      2,678,264       105,891
                                                                                     -----------   ------------  ------------
Total assets                                                                          23,684,373    531,840,749   239,085,880
                                                                                     -----------   ------------  ------------
Liabilities
Dividends payable to shareholders (Note 1)                                                15,876      1,160,748            --
Payable for investment securities purchased                                              149,956     17,455,717     1,090,709
Payable for securities purchased on a forward-commitment basis (Note 1)                       --     13,921,642            --
Accrued investment management services fee                                                16,597        267,593       354,745
Accrued distribution fee                                                                   2,561         54,835        26,535
Accrued administrative services fee                                                        1,229         21,934        12,737
Payable upon return of securities loaned (Note 6)                                             --             --     2,103,400
Other accrued expenses                                                                    24,917         87,565        52,198
Forward sale commitments, at value (proceeds receivable $14,247,473 for
   RiverSource VP - Short Duration U.S. Government Fund Fund) (Note 1)                        --     14,387,125            --
                                                                                     -----------   ------------  ------------
Total liabilities                                                                        211,136     47,357,159     3,640,324
                                                                                     -----------   ------------  ------------
Net assets applicable to outstanding capital stock                                   $23,473,237   $484,483,590  $235,445,556
                                                                                     ===========   ============  ============
Represented by
Capital stock -- $.01 par value (Note 1)                                             $    20,507   $    474,580  $    155,837
Additional paid-in capital                                                            21,670,639    494,132,687   178,093,107
Undistributed (excess of distributions over) net investment income                        (2,727)        38,457        53,169
Accumulated net realized gain (loss) (Note 10)                                           296,869     (7,670,015)   28,884,698
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 7)             1,487,949     (2,492,119)   28,258,745
                                                                                     -----------   ------------  ------------
Total -- representing net assets applicable to outstanding capital stock             $23,473,237   $484,483,590  $235,445,556
                                                                                     ===========   ============  ============
Shares outstanding                                                                     2,050,743     47,457,973    15,583,696
                                                                                     -----------   ------------  ------------
Net asset value per share of outstanding capital stock                               $     11.45   $      10.21  $      15.11
                                                                                     -----------   ------------  ------------
* Including securities on loan, at value (Note 6)                                    $        --   $         --  $  2,072,775
                                                                                     -----------   ------------  ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
85   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of assets and liabilities (continued)
RiverSource Variable Portfolio Funds
                                                                                        RiverSource VP -   RiverSource VP -
                                                                                            Small Cap          Strategy
                                                                                              Value           Aggressive
Aug. 31, 2005                                                                                 Fund               Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $375,928,159, $529,347,835)                                          $412,104,129    $   707,657,563
Cash in bank on demand deposit                                                                280,059             29,118
Receivable for investment securities sold                                                   3,877,227            243,370
Dividends and accrued interest receivable                                                     193,481            302,168
                                                                                         ------------    ---------------
Total assets                                                                              416,454,896        708,232,219
                                                                                         ------------    ---------------
Liabilities
Payable for investment securities purchased                                                 3,806,618          3,354,433
Accrued investment management services fee                                                    369,697            396,923
Accrued distribution fee                                                                       45,647             77,974
Accrued administrative services fee                                                            28,519             34,580
Payable upon return of securities loaned (Note 6)                                                  --         17,617,900
Other accrued expenses                                                                         94,949            105,209
                                                                                         ------------    ---------------
Total liabilities                                                                           4,345,430         21,587,019
                                                                                         ------------    ---------------
Net assets applicable to outstanding capital stock                                       $412,109,466    $   686,645,200
                                                                                         ============    ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                                 $    285,038    $       830,200
Additional paid-in capital                                                                344,795,055      1,845,692,516
Undistributed (excess of distributions over) net investment income                            169,285                 (1)
Accumulated net realized gain (loss) (Note 10)                                             30,684,118     (1,338,187,243)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                          36,175,970        178,309,728
                                                                                         ------------    ---------------
Total -- representing net assets applicable to outstanding capital stock                 $412,109,466    $   686,645,200
                                                                                         ============    ===============
Shares outstanding                                                                         28,503,827         83,019,997
                                                                                         ------------    ---------------
Net asset value per share of outstanding capital stock                                   $      14.46    $          8.27
                                                                                         ------------    ---------------
* Including securities on loan, at value (Note 6)                                        $         --    $    17,417,130
                                                                                         ------------    ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
86   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of operations
RiverSource Variable Portfolio Funds
                                                                               RiverSource VP -   RiverSource VP - RiverSource VP -
                                                                                   Balanced             Cash             Core
                                                                                     Fund            Management          Bond
Year ended Aug. 31, 2005                                                                                Fund             Fund
Investment income
Income:
Dividends                                                                       $ 40,162,482        $        --       $       --
Interest                                                                          42,352,858         18,339,546        1,862,263
Fee income from securities lending (Note 6)                                          263,715                 --               --
   Less foreign taxes withheld                                                      (322,914)                --               --
                                                                                ------------        -----------       ----------
Total income                                                                      82,456,141         18,339,546        1,862,263
                                                                                ------------        -----------       ----------
Expenses (Note 2):
Investment management services fee                                                16,475,472          3,618,791          290,514
Distribution fee                                                                   3,258,265            886,958           57,634
Administrative services fees and expenses                                            892,514            228,193           19,968
Custodian fees                                                                       326,925             52,955           57,746
Compensation of board members                                                         22,118             12,485            9,676
Printing and postage                                                                 458,928            146,240           11,055
Audit fees                                                                            26,500             20,000           19,500
Other                                                                                 48,114              9,579              557
                                                                                ------------        -----------       ----------
Total expenses                                                                    21,508,836          4,975,201          466,650
   Expenses waived/reimbursed by Ameriprise Financial (Note 2)                            --                 --          (28,302)
                                                                                ------------        -----------       ----------
                                                                                  21,508,836          4,975,201          438,348
   Earnings credits on cash balances (Note 2)                                         (2,863)            (1,574)          (5,873)
                                                                                ------------        -----------       ----------
Total net expenses                                                                21,505,973          4,973,627          432,475
                                                                                ------------        -----------       ----------
Investment income (loss) -- net                                                   60,950,168         13,365,919        1,429,788
                                                                                ------------        -----------       ----------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                161,598,063              1,275          265,895
   Foreign currency transactions                                                     (70,034)                --             (185)
   Futures contracts                                                                 614,455                 --           41,238
   Swap transactions                                                                (182,999)                --           (8,907)
                                                                                ------------        -----------       ----------
Net realized gain (loss) on investments                                          161,959,485              1,275          298,041
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 20,254,609                 --           (8,029)
                                                                                ------------        -----------       ----------
Net gain (loss) on investments and foreign currencies                            182,214,094              1,275          290,012
                                                                                ------------        -----------       ----------
Net increase (decrease) in net assets resulting from operations                 $243,164,262        $13,367,194       $1,719,800
                                                                                ============        ===========       ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
87   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of operations (continued)
RiverSource Variable Portfolio Funds
                                                                               RiverSource VP -   RiverSource VP - RiverSource VP -
                                                                                  Diversified        Diversified       Emerging
                                                                                     Bond           Equity Income       Markets
Year ended Aug. 31, 2005                                                             Fund               Fund             Fund
Investment income
Income:
Dividends                                                                        $        --       $ 30,534,184      $ 2,303,176
Interest                                                                          77,211,100            835,666          133,915
Fee income from securities lending (Note 6)                                          154,464            152,678               --
   Less foreign taxes withheld                                                            --           (255,472)        (287,245)
                                                                                 -----------       ------------      -----------
Total income                                                                      77,365,564         31,267,056        2,149,846
                                                                                 -----------       ------------      -----------
Expenses (Note 2):
Investment management services fee                                                10,446,764          7,790,892        1,128,628
Distribution fee                                                                   2,163,215          1,559,298          126,227
Administrative services fees and expenses                                            863,405            468,417           98,265
Custodian fees                                                                       214,024            355,460          146,667
Compensation of board members                                                         22,793             13,018            9,676
Printing and postage                                                                 355,670            265,560           22,521
Audit fees                                                                            26,500             22,000           20,000
Other                                                                                 39,660             14,296           13,013
                                                                                 -----------       ------------      -----------
Total expenses                                                                    14,132,031         10,488,941        1,564,997
   Earnings credits on cash balances (Note 2)                                         (3,850)              (810)          (3,983)
                                                                                 -----------       ------------      -----------
Total net expenses                                                                14,128,181         10,488,131        1,561,014
                                                                                 -----------       ------------      -----------
Investment income (loss) -- net                                                   63,237,383         20,778,925          588,832
                                                                                 -----------       ------------      -----------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 15,413,826         74,284,659       13,698,293
   Foreign currency transactions                                                    (127,527)            (8,928)        (162,228)
   Futures contracts                                                                (788,826)                --               --
   Swap transactions                                                                (345,127)                --               --
                                                                                 -----------       ------------      -----------
Net realized gain (loss) on investments                                           14,152,346         74,275,731       13,536,065
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 (4,469,293)       176,095,823       16,517,176
                                                                                 -----------       ------------      -----------
Net gain (loss) on investments and foreign currencies                              9,683,053        250,371,554       30,053,241
                                                                                 -----------       ------------      -----------
Net increase (decrease) in net assets resulting from operations                  $72,920,436       $271,150,479      $30,642,073
                                                                                 ===========       ============      ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
88   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of operations (continued)
RiverSource Variable Portfolio Funds
                                                                               RiverSource VP -   RiverSource VP - RiverSource VP -
                                                                                    Global        Global Inflation      Growth
                                                                                     Bond       Protected Securities     Fund
Year ended Aug. 31, 2005                                                             Fund              Fund(a)
Investment income
Income:
Dividends                                                                        $        --         $       --      $ 3,592,538
Interest                                                                          18,298,742          1,423,510          389,124
Fee income from securities lending (Note 6)                                           24,785                 --           28,779
   Less foreign taxes withheld                                                       (20,582)                --          (90,673)
                                                                                 -----------         ----------      -----------
Total income                                                                      18,302,945          1,423,510        3,919,768
                                                                                 -----------         ----------      -----------
Expenses (Note 2):
Investment management services fee                                                 4,107,042            167,833        2,023,076
Distribution fee                                                                     617,003             42,814          365,846
Administrative services fees and expenses                                            289,959             16,066          149,053
Custodian fees                                                                       179,440             34,503           63,060
Compensation of board members                                                         10,968              2,044           10,435
Printing and postage                                                                  94,060             15,100           61,070
Audit fees                                                                            23,500             19,500           20,500
Other                                                                                  6,218                100            2,931
                                                                                 -----------         ----------      -----------
Total expenses                                                                     5,328,190            297,960        2,695,971
   Expenses waived/reimbursed by Ameriprise Financial (Note 2)                            --            (40,988)              --
                                                                                 -----------         ----------      -----------
                                                                                   5,328,190            256,972        2,695,971
   Earnings credits on cash balances (Note 2)                                         (1,347)            (3,486)          (3,312)
                                                                                 -----------         ----------      -----------
Total net expenses                                                                 5,326,843            253,486        2,692,659
                                                                                 -----------         ----------      -----------
Investment income (loss) -- net                                                   12,976,102          1,170,024        1,227,109
                                                                                 -----------         ----------      -----------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 13,010,235              8,849       26,303,633
   Foreign currency transactions                                                   1,643,879                869           (3,840)
   Futures contracts                                                                (122,299)                --               --
   Options contracts written (Note 8)                                                     --                 --         (561,055)
   Swap transactions                                                                (100,114)                --               --
                                                                                 -----------         ----------      -----------
Net realized gain (loss) on investments                                           14,431,701              9,718       25,738,738
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                    955,738            853,992       17,284,007
                                                                                 -----------         ----------      -----------
Net gain (loss) on investments and foreign currencies                             15,387,439            863,710       43,022,745
                                                                                 -----------         ----------      -----------
Net increase (decrease) in net assets resulting from operations                  $28,363,541         $2,033,734      $44,249,854
                                                                                 ===========         ==========      ===========

(a) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
89   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of operations (continued)
RiverSource Variable Portfolio Funds
                                                                               RiverSource VP -   RiverSource VP - RiverSource VP -
                                                                                  High Yield           Income        International
                                                                                     Bond           Opportunities     Opportunity
Year ended Aug. 31, 2005                                                             Fund               Fund             Fund
Investment income
Income:
Dividends                                                                       $         --         $       --     $ 27,087,608
Interest                                                                          90,518,441          1,719,885          412,485
Fee income from securities lending (Note 6)                                               --                 --          642,537
   Less foreign taxes withheld                                                        (3,183)              (413)      (3,203,422)
                                                                                ------------         ----------     ------------
Total income                                                                      90,515,258          1,719,472       24,939,208
                                                                                ------------         ----------     ------------
Expenses (Note 2):
Investment management services fee                                                 7,533,530            165,239        8,953,186
Distribution fee                                                                   1,525,551             32,273        1,392,429
Administrative services fees and expenses                                            625,083             15,279          593,033
Custodian fees                                                                        93,250             23,697          398,819
Compensation of board members                                                         14,760              3,528           13,776
Printing and postage                                                                 273,668              3,586          242,031
Audit fees                                                                            26,500             19,500           26,000
Other                                                                                 16,064              2,216           19,794
                                                                                ------------         ----------     ------------
Total expenses                                                                    10,108,406            265,318       11,639,068
   Expenses waived/reimbursed by Ameriprise Financial (Note 2)                            --             (9,563)              --
                                                                                ------------         ----------     ------------
                                                                                  10,108,406            255,755       11,639,068
   Earnings credits on cash balances (Note 2)                                         (1,913)            (7,252)          (2,124)
                                                                                ------------         ----------     ------------
Total net expenses                                                                10,106,493            248,503       11,636,944
                                                                                ------------         ----------     ------------
Investment income (loss) -- net                                                   80,408,765          1,470,969       13,302,264
                                                                                ------------         ----------     ------------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 33,067,201            305,821      106,699,807
   Foreign currency transactions                                                          --                 --         (646,434)
                                                                                ------------         ----------     ------------
Net realized gain (loss) on investments                                           33,067,201            305,821      106,053,373
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 (6,289,026)           147,007      107,127,444
                                                                                ------------         ----------     ------------
Net gain (loss) on investments and foreign currencies                             26,778,175            452,828      213,180,817
                                                                                ------------         ----------     ------------
Net increase (decrease) in net assets resulting from operations                 $107,186,940         $1,923,797     $226,483,081
                                                                                ============         ==========     ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
90   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of operations (continued)
RiverSource Variable Portfolio Funds
                                                                               RiverSource VP -   RiverSource VP - RiverSource VP -
                                                                                   Large Cap          Large Cap         Mid Cap
                                                                                    Equity              Value           Growth
Year ended Aug. 31, 2005                                                             Fund               Fund             Fund
Investment income
Income:
Dividends                                                                       $ 47,068,166         $  260,163      $ 1,083,028
Interest                                                                           1,821,970              5,537          149,402
Fee income from securities lending (Note 6)                                          609,965                 --               --
   Less foreign taxes withheld                                                      (493,543)            (2,691)              --
                                                                                ------------         ----------      -----------
Total income                                                                      49,006,558            263,009        1,232,430
                                                                                ------------         ----------      -----------
Expenses (Note 2):
Investment management services fee                                                15,079,399             70,240        1,435,137
Distribution fee                                                                   3,171,288             13,898          310,975
Administrative services fees and expenses                                          1,227,017              5,559          151,155
Custodian fees                                                                       236,000            123,705           48,280
Compensation of board members                                                         21,085                 --            9,676
Printing and postage                                                                 500,900             50,845           55,300
Audit fees                                                                            27,000             19,000           19,000
Other                                                                                 50,238                 --            1,870
                                                                                ------------         ----------      -----------
Total expenses                                                                    20,312,927            283,247        2,031,393
   Expenses waived/reimbursed by Ameriprise Financial (Note 2)                            --           (166,423)              --
                                                                                ------------         ----------      -----------
                                                                                  20,312,927            116,824        2,031,393
   Earnings credits on cash balances (Note 2)                                         (1,170)            (5,757)          (3,943)
                                                                                ------------         ----------      -----------
Total net expenses                                                                20,311,757            111,067        2,027,450
                                                                                ------------         ----------      -----------
Investment income (loss) -- net                                                   28,694,801            151,942         (795,020)
                                                                                ------------         ----------      -----------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                211,305,211            357,850       19,871,209
   Foreign currency transactions                                                     (68,721)                --             (907)
                                                                                ------------         ----------      -----------
Net realized gain (loss) on investments                                          211,236,490            357,850       19,870,302
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 57,887,507            625,405       31,461,353
                                                                                ------------         ----------      -----------
Net gain (loss) on investments and foreign currencies                            269,123,997            983,255       51,331,655
                                                                                ------------         ----------      -----------
Net increase (decrease) in net assets resulting from operations                 $297,818,798         $1,135,197      $50,536,635
                                                                                ============         ==========      ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
91   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of operations (continued)
RiverSource Variable Portfolio Funds
                                                                               RiverSource VP -   RiverSource VP - RiverSource VP -
                                                                                    Mid Cap              New            S&P 500
                                                                                     Value           Dimensions          Index
Year ended Aug. 31, 2005                                                            Fund(a)             Fund             Fund
Investment income
Income:
Dividends                                                                           $ 23,968       $ 44,123,215      $ 6,974,503
Interest                                                                                 156          2,908,412          217,686
Fee income from securities lending (Note 6)                                               --             87,797               --
   Less foreign taxes withheld                                                           (35)          (123,320)              --
                                                                                    --------       ------------      -----------
Total income                                                                          24,089         46,996,104        7,192,189
                                                                                    --------       ------------      -----------
Expenses (Note 2):
Investment management services fee                                                    10,481         14,503,077          973,909
Distribution fee                                                                       1,795          3,323,835          419,788
Administrative services fees and expenses                                                718          1,284,313          272,087
Custodian fees                                                                         7,610            193,090           90,195
Compensation of board members                                                             --             23,776           10,210
Printing and postage                                                                   3,030            587,200           65,977
Licensing fees                                                                            --                 --           31,832
Audit fees                                                                            19,000             26,500           20,000
Other                                                                                     --             49,637            3,921
                                                                                    --------       ------------      -----------
Total expenses                                                                        42,634         19,991,428        1,887,919
   Expenses waived/reimbursed by Ameriprise Financial (Note 2)                       (27,089)                --         (224,165)
                                                                                    --------       ------------      -----------
                                                                                      15,545         19,991,428        1,663,754
   Earnings credits on cash balances (Note 2)                                           (300)              (986)          (6,515)
                                                                                    --------       ------------      -----------
Total net expenses                                                                    15,245         19,990,442        1,657,239
                                                                                    --------       ------------      -----------
Investment income (loss) -- net                                                        8,844         27,005,662        5,534,950
                                                                                    --------       ------------      -----------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                     34,458        141,472,104          363,278
   Foreign currency transactions                                                         (10)           (75,535)              --
   Futures contracts                                                                      --             31,708          904,140
   Options contracts written (Note 8)                                                     --           (770,318)              --
                                                                                    --------       ------------      -----------
Net realized gain (loss) on investments                                               34,448        140,657,959        1,267,418
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                    437,214         27,273,899       29,628,952
                                                                                    --------       ------------      -----------
Net gain (loss) on investments and foreign currencies                                471,662        167,931,858       30,896,370
                                                                                    --------       ------------      -----------
Net increase (decrease) in net assets resulting from operations                     $480,506       $194,937,520      $36,431,320
                                                                                    ========       ============      ===========

(a) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
92   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of operations (continued)
RiverSource Variable Portfolio Funds
                                                                               RiverSource VP -   RiverSource VP - RiverSource VP -
                                                                                    Select         Short Duration      Small Cap
                                                                                     Value         U.S. Government     Advantage
Year ended Aug. 31, 2005                                                             Fund               Fund             Fund
Investment income
Income:
Dividends                                                                         $  179,403        $        --      $ 1,559,010
Interest                                                                              69,992         17,469,695          154,639
Fee income from securities lending (Note 6)                                               --                 --           34,245
   Less foreign taxes withheld                                                        (1,738)                --           (3,428)
                                                                                  ----------        -----------      -----------
Total income                                                                         247,657         17,469,695        1,744,466
                                                                                  ----------        -----------      -----------
Expenses (Note 2):
Investment management services fee                                                   123,757          3,045,061        1,757,829
Distribution fee                                                                      19,359            623,988          275,040
Administrative services fees and expenses                                              9,292            258,743          132,967
Custodian fees                                                                         7,635             69,184          118,470
Compensation of board members                                                             --             11,193            9,676
Printing and postage                                                                   1,947            100,751           41,262
Audit fees                                                                            19,000             21,500           20,000
Other                                                                                     --              5,978              893
                                                                                  ----------        -----------      -----------
Total expenses                                                                       180,990          4,136,398        2,356,137
   Expenses waived/reimbursed by Ameriprise Financial (Note 2)                        (2,775)                --               --
                                                                                  ----------        -----------      -----------
                                                                                     178,215          4,136,398        2,356,137
   Earnings credits on cash balances (Note 2)                                             --             (1,429)            (146)
                                                                                  ----------        -----------      -----------
Total net expenses                                                                   178,215          4,134,969        2,355,991
                                                                                  ----------        -----------      -----------
Investment income (loss) -- net                                                       69,442         13,334,726         (611,525)
                                                                                  ----------        -----------      -----------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                    328,478         (2,981,388)      29,970,230
   Futures contracts                                                                      --           (221,881)          50,601
   Options contracts written (Note 8)                                                     --             41,887               --
                                                                                  ----------        -----------      -----------
Net realized gain (loss) on investments                                              328,478         (3,161,382)      30,020,831
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                  1,579,596         (3,182,742)      17,135,003
                                                                                  ----------        -----------      -----------
Net gain (loss) on investments and foreign currencies                              1,908,074         (6,344,124)      47,155,834
                                                                                  ----------        -----------      -----------
Net increase (decrease) in net assets resulting from operations                   $1,977,516        $ 6,990,602      $46,544,309
                                                                                  ==========        ===========      ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
93   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of operations (continued)
RiverSource Variable Portfolio Funds
                                                                               RiverSource VP -   RiverSource VP -
                                                                                   Small Cap          Strategy
                                                                                     Value           Aggressive
Year ended Aug. 31, 2005                                                             Fund               Fund
Investment income
Income:
Dividends                                                                        $ 3,186,761       $  2,621,092
Interest                                                                           1,246,576            716,232
Fee income from securities lending (Note 6)                                               --             78,917
   Less foreign taxes withheld                                                       (11,630)                --
                                                                                 -----------       ------------
Total income                                                                       4,421,707          3,416,241
                                                                                 -----------       ------------
Expenses (Note 2):
Investment management services fee                                                 3,087,940          4,288,049
Distribution fee                                                                     394,484            946,936
Administrative services fees and expenses                                            251,446            431,432
Custodian fees                                                                       205,993             61,900
Compensation of board members                                                         10,210             12,935
Printing and postage                                                                  62,715            152,510
Audit fees                                                                            20,500             23,500
Other                                                                                  2,834             13,438
                                                                                 -----------       ------------
Total expenses                                                                     4,036,122          5,930,700
   Earnings credits on cash balances (Note 2)                                             --             (1,129)
                                                                                 -----------       ------------
Total net expenses                                                                 4,036,122          5,929,571
                                                                                 -----------       ------------
Investment income (loss) -- net                                                      385,585         (2,513,330)
                                                                                 -----------       ------------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 31,279,697         65,875,966
   Foreign currency transactions                                                        (148)            (2,849)
                                                                                 -----------       ------------
Net realized gain (loss) on investments                                           31,279,549         65,873,117
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                 22,038,842         86,549,108
                                                                                 -----------       ------------
Net gain (loss) on investments and foreign currencies                             53,318,391        152,422,225
                                                                                 -----------       ------------
Net increase (decrease) in net assets resulting from operations                  $53,703,976       $149,908,895
                                                                                 ===========       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
94   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of changes in net assets
RiverSource Variable Portfolio Funds
                                                                             RiverSource VP -              RiverSource VP -
                                                                               Balanced Fund             Cash Management Fund
Year ended Aug. 31,                                                       2005             2004           2005           2004
Operations and distributions
Investment income (loss) -- net                                     $   60,950,168  $   53,859,632   $  13,365,919 $   3,650,350
Net realized gain (loss) on investments                                161,959,485      93,004,681           1,275            19
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                      20,254,609     121,962,828              --            --
                                                                    --------------  --------------   ------------- -------------
Net increase (decrease) in net assets resulting from operations        243,164,262     268,827,141      13,367,194     3,650,369
                                                                    --------------  --------------   ------------- -------------
Distributions to shareholders from:
   Net investment income                                               (61,685,753)    (53,848,054)    (13,366,319)   (3,649,950)
                                                                    --------------  --------------   ------------- -------------
Capital share transactions (Note 4)
Proceeds from sales                                                     33,994,949      31,554,087     278,245,964   407,746,489
Fund merger (Note 11)                                                           --     377,379,266              --    46,089,994
Reinvestment of distributions at net asset value                        61,564,207      52,211,162      12,094,809     3,353,286
Payments for redemptions                                              (503,321,951)   (428,968,239)   (375,917,897) (552,023,361)
                                                                    --------------  --------------   ------------- -------------
Increase (decrease) in net assets from capital share transactions     (407,762,795)     32,176,276     (85,577,124)  (94,833,592)
                                                                    --------------  --------------   ------------- -------------
Total increase (decrease) in net assets                               (226,284,286)    247,155,363     (85,576,249)  (94,833,173)
Net assets at beginning of year                                      2,663,610,611   2,416,455,248     773,181,376   868,014,549
                                                                    --------------  --------------   ------------- -------------
Net assets at end of year                                           $2,437,326,325  $2,663,610,611   $ 687,605,127 $ 773,181,376
                                                                    ==============  ==============   ============= =============
Undistributed (excess of distributions over) net investment income  $     (303,746) $     (634,659)  $          -- $         400
                                                                    --------------  --------------   ------------- -------------

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                             RiverSource VP -              RiverSource VP -
                                                                              Core Bond Fund             Diversified Bond Fund
Year ended Aug. 31,                                                       2005           2004(a)          2005           2004
Operations and distributions
Investment income (loss) -- net                                        $ 1,429,788   $   401,727    $   63,237,383  $   61,331,133
Net realized gain (loss) on investments                                    298,041      (189,295)       14,152,346     (12,291,058)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                          (8,029)      374,009        (4,469,293)     47,889,837
                                                                       -----------   -----------    --------------  --------------
Net increase (decrease) in net assets resulting from operations          1,719,800       586,441        72,920,436      96,929,912
                                                                       -----------   -----------    --------------  --------------
Distributions to shareholders from:
   Net investment income                                                (1,450,986)     (404,035)      (66,121,267)    (60,644,287)
                                                                       -----------   -----------    --------------  --------------
Capital share transactions (Note 4)
Proceeds from sales                                                     26,946,369    11,561,509       266,496,135     122,995,561
Fund merger (Note 11)                                                           --            --                --      82,520,680
Reinvestment of distributions at net asset value                         1,374,055       330,063        65,971,457      59,930,752
Payments for redemptions                                                (6,193,096)   (1,480,349)     (211,228,785)   (370,385,419)
                                                                       -----------   -----------    --------------  --------------
Increase (decrease) in net assets from capital share transactions       22,127,328    10,411,223       121,238,807    (104,938,426)
                                                                       -----------   -----------    --------------  --------------
Total increase (decrease) in net assets                                 22,396,142    10,593,629       128,037,976     (68,652,801)
Net assets at beginning of year (Note 1)                                35,543,649    24,950,020(b)  1,696,231,947   1,764,884,748
                                                                       -----------   -----------    --------------  --------------
Net assets at end of year                                              $57,939,791   $35,543,649    $1,824,269,923  $1,696,231,947
                                                                       ===========   ===========    ==============  ==============
Undistributed (excess of distributions over) net investment income     $    11,000   $      (312)   $     (137,182) $      230,380
                                                                       -----------   -----------    --------------  --------------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) Initial capital of $25,000,000 was contributed on Jan. 7, 2004. The Fund had a decrease in net assets resulting from operations of $49,980 during the period from Jan. 7, 2004 to Feb. 4, 2004 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
95  RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                        RiverSource VP - Diversified        RiverSource VP -
                                                                            Equity Income Fund           Emerging Markets Fund
Year ended Aug. 31,                                                           2005            2004            2005          2004
Operations and distributions
Investment income (loss) -- net                                     $   20,778,925    $ 10,967,407    $    588,832   $   195,481
Net realized gain (loss) on investments                                 74,275,731      18,962,648      13,536,065     2,910,195
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                     176,095,823      45,647,551      16,517,176      (611,215)
                                                                    --------------    ------------    ------------   -----------
Net increase (decrease) in net assets resulting from operations        271,150,479      75,577,606      30,642,073     2,494,461
                                                                    --------------    ------------    ------------   -----------
Distributions to shareholders from:
   Net investment income                                               (19,986,713)    (10,327,123)       (502,237)     (313,397)
   Net realized gain                                                            --              --      (2,148,317)           --
                                                                    --------------    ------------    ------------   -----------
Total distributions                                                    (19,986,713)    (10,327,123)     (2,650,554)     (313,397)
                                                                    --------------    ------------    ------------   -----------
Capital share transactions (Note 4)
Proceeds from sales                                                    586,505,709     406,109,798     121,975,171    31,500,657
Fund merger (Note 11)                                                           --      12,770,996              --            --
Reinvestment of distributions at net asset value                        17,749,939       7,522,149       2,508,714       235,868
Payments for redemptions                                               (19,307,264)    (18,803,894)     (6,438,923)   (4,264,788)
                                                                    --------------    ------------    ------------   -----------
Increase (decrease) in net assets from capital share transactions      584,948,384     407,599,049     118,044,962    27,471,737
                                                                    --------------    ------------    ------------   -----------
Total increase (decrease) in net assets                                836,112,150     472,849,532     146,036,481    29,652,801
Net assets at beginning of year                                        842,969,047     370,119,515      45,924,403    16,271,602
                                                                    --------------    ------------    ------------   -----------
Net assets at end of year                                           $1,679,081,197    $842,969,047    $191,960,884   $45,924,403
                                                                    ==============    ============    ============   ===========
Undistributed (excess of distributions over) net investment income  $     (460,246)   $    694,393    $     86,481   $    56,017
                                                                    --------------    ------------    ------------   -----------

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                                                             RiverSource VP -
                                                                             RiverSource VP -                Global Inflation
                                                                             Global Bond Fund            Protected Securities Fund
Year ended Aug. 31,                                                       2005             2004                   2005(a)
Operations and distributions
Investment income (loss) -- net                                       $ 12,976,102    $ 10,211,630               $  1,170,024
Net realized gain (loss) on investments                                 14,431,701      14,624,481                      9,718
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                         955,738       9,351,111                    853,992
                                                                      ------------    ------------               ------------
Net increase (decrease) in net assets resulting from operations         28,363,541      34,187,222                  2,033,734
                                                                      ------------    ------------               ------------
Distributions to shareholders from:
   Net investment income                                               (23,132,048)    (21,683,991)                (1,175,862)
   Net realized gain                                                            --              --                     (3,185)
                                                                      ------------    ------------               ------------
Total distributions                                                    (23,132,048)    (21,683,991)                (1,179,047)
                                                                      ------------    ------------               ------------
Capital share transactions (Note 4)
Proceeds from sales                                                    160,817,306      94,154,709                115,848,581
Reinvestment of distributions at net asset value                        23,811,853      20,466,297                    948,966
Payments for redemptions                                               (23,514,676)    (30,570,369)                (6,253,997)
                                                                      ------------    ------------               ------------
Increase (decrease) in net assets from capital share transactions      161,114,483      84,050,637                110,543,550
                                                                      ------------    ------------               ------------
Total increase (decrease) in net assets                                166,345,976      96,553,868                111,398,237
Net assets at beginning of year (Note 1)                               408,946,340     312,392,472                  4,998,726(b)
                                                                      ------------    ------------               ------------
Net assets at end of year                                             $575,292,316    $408,946,340               $116,396,963
                                                                      ============    ============               ============
Undistributed (excess of distributions over) net investment income    $   (544,665)   $   (632,421)              $        782
                                                                      ------------    ------------               ------------

(a) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(b) Initial capital of $5,000,000 was contributed on Sept. 8, 2004. The Fund had a decrease in net assets resulting from operations of $1,274 during the period from Sept. 8, 2004 to Sept. 13, 2004 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
96  RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                             RiverSource VP -              RiverSource VP -
                                                                                Growth Fund              High Yield Bond Fund
Year ended Aug. 31,                                                       2005             2004           2005           2004
Operations and distributions
Investment income (loss) -- net                                       $  1,227,109   $    712,105   $   80,408,765 $   75,141,855
Net realized gain (loss) on investments                                 25,738,738     22,550,457       33,067,201     46,539,857
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                      17,284,007    (12,844,248)      (6,289,026)     6,392,162
                                                                      ------------   ------------   -------------- --------------
Net increase (decrease) in net assets resulting from operations         44,249,854     10,418,314      107,186,940    128,073,874
                                                                      ------------   ------------   -------------- --------------
Distributions to shareholders from:
   Net investment income                                                (1,085,812)      (689,607)     (80,490,774)   (73,307,082)
                                                                      ------------   ------------   -------------- --------------
Capital share transactions (Note 4)
Proceeds from sales                                                    109,153,959     50,659,678      146,257,335    277,494,372
Reinvestment of distributions at net asset value                         1,123,472        484,737       80,093,618     71,998,362
Payments for redemptions                                               (22,493,936)   (23,073,984)    (135,588,640)  (117,945,342)
                                                                      ------------   ------------   -------------- --------------
Increase (decrease) in net assets from capital share transactions       87,783,495     28,070,431       90,762,313    231,547,392
                                                                      ------------   ------------   -------------- --------------
Total increase (decrease) in net assets                                130,947,537     37,799,138      117,458,479    286,314,184
Net assets at beginning of year                                        260,953,588    223,154,450    1,129,016,886    842,702,702
                                                                      ------------   ------------   -------------- --------------
Net assets at end of year                                             $391,901,125   $260,953,588   $1,246,475,365 $1,129,016,886
                                                                      ============   ============   ============== ==============
Undistributed (excess of distributions over) net investment income    $         --   $   (137,458)  $    4,068,451 $    4,150,460
                                                                      ------------   ------------   -------------- --------------

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                             RiverSource VP -              RiverSource VP -
                                                                         Income Opportunities Fund  International Opportunity Fund
Year ended Aug. 31,                                                       2005             2004(a)        2005           2004
Operations and distributions
Investment income (loss) -- net                                        $ 1,470,969    $   228,967   $   13,302,264  $   8,270,928
Net realized gain (loss) on investments                                    305,821         47,176      106,053,373     73,662,728
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                         147,007        493,990      107,127,444     26,990,475
                                                                       -----------    -----------   --------------  -------------
Net increase (decrease) in net assets resulting from operations          1,923,797        770,133      226,483,081    108,924,131
                                                                       -----------    -----------   --------------  -------------
Distributions to shareholders from:
   Net investment income                                                (1,466,967)      (229,533)     (14,185,535)    (8,834,774)
   Net realized gain                                                      (121,799)            --               --             --
                                                                       -----------    -----------   --------------  -------------
Total distributions                                                     (1,588,766)      (229,533)     (14,185,535)    (8,834,774)
                                                                       -----------    -----------   --------------  -------------
Capital share transactions (Note 4)
Proceeds from sales                                                     36,842,482         41,340       93,707,558     87,427,540
Fund merger (Note 11)                                                           --             --               --    185,670,291
Reinvestment of distributions at net asset value                         1,456,121        152,695       13,916,731      8,514,464
Payments for redemptions                                                (9,664,775)       (30,162)    (109,415,941)  (146,172,823)
                                                                       -----------    -----------   --------------  -------------
Increase (decrease) in net assets from capital share transactions       28,633,828        163,873       (1,791,652)   135,439,472
                                                                       -----------    -----------   --------------  -------------
Total increase (decrease) in net assets                                 28,968,859        704,473      210,505,894    235,528,829
Net assets at beginning of year (Note 1)                                15,594,018     14,889,545(b)   973,832,527    738,303,698
                                                                       -----------    -----------   --------------  -------------
Net assets at end of year                                              $44,562,877    $15,594,018   $1,184,338,421  $ 973,832,527
                                                                       ===========    ===========   ==============  =============
Undistributed (excess of distributions over) net investment income     $     8,000    $     3,998   $     (612,581) $     658,503
                                                                       -----------    -----------   --------------  -------------

(a) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) Initial capital of $15,000,000 was contributed on May 26, 2004. The Fund had a decrease in net assets resulting from operations of $110,455 during the period from May 26, 2004 to June 1, 2004 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
97  RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                             RiverSource VP -              RiverSource VP -
                                                                           Large Cap Equity Fund         Large Cap Value Fund
Year ended Aug. 31,                                                       2005             2004           2005           2004(a)
Operations and distributions
Investment income (loss) -- net                                     $   28,694,801  $   15,369,716     $   151,942    $   28,905
Net realized gain (loss) on investments                                211,236,490     162,346,824         357,850       (11,792)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                      57,887,507     (33,295,604)        625,405        33,353
                                                                    --------------  --------------     -----------    ----------
Net increase (decrease) in net assets resulting from operations        297,818,798     144,420,936       1,135,197        50,466
                                                                    --------------  --------------     -----------    ----------
Distributions to shareholders from:
   Net investment income                                               (28,626,032)    (15,364,313)       (151,392)      (30,866)
   Net realized gain                                                            --              --         (61,040)           --
                                                                    --------------  --------------     -----------    ----------
Total distributions                                                    (28,626,032)    (15,364,313)       (212,432)      (30,866)
                                                                    --------------  --------------     -----------    ----------
Capital share transactions (Note 4)
Proceeds from sales                                                    200,687,349      65,446,592       7,390,064     4,344,307
Fund merger (Note 11)                                                           --     678,508,195              --            --
Reinvestment of distributions at net asset value                        27,520,509      13,165,107         180,662        13,683
Payments for redemptions                                              (521,735,962)   (332,967,741)       (955,062)      (91,005)
                                                                    --------------  --------------     -----------    ----------
Increase (decrease) in net assets from capital share transactions     (293,528,104)    424,152,153       6,615,664     4,266,985
                                                                    --------------  --------------     -----------    ----------
Total increase (decrease) in net assets                                (24,335,338)    553,208,776       7,538,429     4,286,585
Net assets at beginning of year (Note 1)                             2,534,713,028   1,981,504,252       7,282,191     2,995,606(b)
                                                                    --------------  --------------     -----------    ----------
Net assets at end of year                                           $2,510,377,690  $2,534,713,028     $14,820,620    $7,282,191
                                                                    ==============  ==============     ===========    ==========
Excess of distributions over net investment income                  $     (114,369) $          (49)    $    (2,179)   $     (550)
                                                                    --------------  --------------     -----------    ----------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) Initial capital of $3,000,000 was contributed on Jan. 7, 2004. The Fund had a decrease in net assets resulting from operations of $4,394 during the period from Jan. 7, 2004 to Feb. 4, 2004 (date the Fund became available).

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                             RiverSource VP -              RiverSource VP -
                                                                            Mid Cap Growth Fund           Mid Cap Value Fund
Year ended Aug. 31,                                                       2005             2004           2005(a)
Operations and distributions
Investment income (loss) -- net                                       $   (795,020)   $ (1,049,687)         $    8,844
Net realized gain (loss) on investments                                 19,870,302      (5,223,928)             34,448
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                      31,461,353       3,899,551             437,214
                                                                      ------------    ------------          ----------
Net increase (decrease) in net assets resulting from operations         50,536,635      (2,374,064)            480,506
                                                                      ------------    ------------          ----------
Distributions to shareholders from:
   Net investment income                                                        --              --              (9,698)
                                                                      ------------    ------------          ----------
Capital share transactions (Note 4)
Proceeds from sales                                                     20,390,489      66,699,751           4,671,932
Reinvestment of distributions at net asset value                                --              --               1,787
Payments for redemptions                                               (40,608,349)     (9,789,197)            (58,967)
                                                                      ------------    ------------          ----------
Increase (decrease) in net assets from capital share transactions      (20,217,860)     56,910,554           4,614,752
                                                                      ------------    ------------          ----------
Total increase (decrease) in net assets                                 30,318,775      54,536,490           5,085,560
Net assets at beginning of year (Note 1)                               224,885,791     170,349,301           2,030,275(b)
                                                                      ------------    ------------          ----------
Net assets at end of year                                             $255,204,566    $224,885,791          $7,115,835
                                                                      ============    ============          ==========
Undistributed net investment income                                   $         --    $         --          $      260
                                                                      ------------    ------------          ----------

(a) For the period from May 2, 2005 (date the Fund became available ) to Aug. 31, 2005.

(b) Initial capital of $1,999,940 was contributed on April 28, 2005. The Fund had a increase in net assets resulting from operations of $30,335 during the period from April 28, 2005 to May 2, 2005 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
98  RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                             RiverSource VP -              RiverSource VP -
                                                                            New Dimensions Fund           S&P 500 Index Fund
Year ended Aug. 31,                                                       2005             2004           2005           2004
Operations and distributions
Investment income (loss) -- net                                     $   27,005,662  $   21,349,393    $  5,534,950  $  2,899,942
Net realized gain (loss) on investments                                140,657,959     113,281,860       1,267,418       307,230
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                      27,273,899     (56,933,106)     29,628,952    16,624,060
                                                                    --------------  --------------    ------------  ------------
Net increase (decrease) in net assets resulting from operations        194,937,520      77,698,147      36,431,320    19,831,232
                                                                    --------------  --------------    ------------  ------------
Distributions to shareholders from:
   Net investment income                                               (26,931,431)    (21,246,034)     (5,503,403)   (2,885,111)
                                                                    --------------  --------------    ------------  ------------
Total distributions                                                    (26,931,431)    (21,246,034)     (5,503,403)   (2,885,111)
                                                                    --------------  --------------    ------------  ------------
Capital share transactions (Note 4)
Proceeds from sales                                                     17,563,427     136,096,503      69,811,420   106,203,535
Reinvestment of distributions at net asset value                        29,634,120      20,376,110       5,036,258     2,508,534
Payments for redemptions                                              (947,752,244)   (395,590,246)    (21,521,879)  (13,865,522)
                                                                    --------------  --------------    ------------  ------------
Increase (decrease) in net assets from capital share transactions     (900,554,697)   (239,117,633)     53,325,799    94,846,547
                                                                    --------------  --------------    ------------  ------------
Total increase (decrease) in net assets                               (732,548,608)   (182,665,520)     84,253,716   111,792,668
Net assets at beginning of year                                      2,932,144,307   3,114,809,827     283,096,907   171,304,239
                                                                    --------------  --------------    ------------  ------------
Net assets at end of year                                           $2,199,595,699  $2,932,144,307    $367,350,623  $283,096,907
                                                                    ==============  ==============    ============  ============
Undistributed (excess of distributions over) net investment income  $            1  $        1,305    $    (18,268) $    (18,476)
                                                                    --------------  --------------    ------------  ------------

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                                                           RiverSource VP -
                                                                             RiverSource VP -               Short Duration
                                                                             Select Value Fund           U.S. Government Fund
Year ended Aug. 31,                                                       2005             2004(a)        2005           2004
Operations and distributions
Investment income (loss) -- net                                        $    69,442      $   16,415    $ 13,334,726  $ 11,305,758
Net realized gain (loss) on investments                                    328,478          17,217      (3,161,382)   (4,325,495)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                       1,579,596         (86,117)     (3,182,742)    1,235,800
                                                                       -----------      ----------    ------------  ------------
Net increase (decrease) in net assets resulting from operations          1,977,516         (52,485)      6,990,602     8,216,063
                                                                       -----------      ----------    ------------  ------------
Distributions to shareholders from:
   Net investment income                                                   (66,667)        (15,818)    (13,288,036)  (11,328,609)
   Net realized gain                                                       (54,328)             --        (148,999)   (2,271,221)
                                                                       -----------      ----------    ------------  ------------
Total distributions                                                       (120,995)        (15,818)    (13,437,035)  (13,599,830)
                                                                       -----------      ----------    ------------  ------------
Capital share transactions (Note 4)
Proceeds from sales                                                     13,500,858       5,846,593      53,612,824    88,108,864
Fund merger (Note 11)                                                           --              --              --    24,690,160
Reinvestment of distributions at net asset value                           117,486           3,451      13,354,736    13,262,385
Payments for redemptions                                                  (605,448)       (170,754)    (82,040,384)  (93,603,954)
                                                                       -----------      ----------    ------------  ------------
Increase (decrease) in net assets from capital share transactions       13,012,896       5,679,290     (15,072,824)   32,457,455
                                                                       -----------      ----------    ------------  ------------
Total increase (decrease) in net assets                                 14,869,417       5,610,987     (21,519,257)   27,073,688
Net assets at beginning of year (Note 1)                                 8,603,820       2,992,833(b)  506,002,847   478,929,159
                                                                       -----------      ----------    ------------  ------------
Net assets at end of year                                              $23,473,237      $8,603,820    $484,483,590  $506,002,847
                                                                       ===========      ==========    ============  ============
Undistributed (excess of distributions over) net investment income     $    (2,727)     $       --    $     38,457  $    (22,848)
                                                                       -----------      ----------    ------------  ------------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) Initial capital of $3,000,000 was contributed on Jan. 7, 2004. The Fund had a decrease in net assets resulting from operations of $7,167 during the period from Jan. 7, 2004 to Feb. 4, 2004 (date the Fund became available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
99  RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                             RiverSource VP -              RiverSource VP -
                                                                         Small Cap Advantage Fund        Small Cap Value Fund
Year ended Aug. 31,                                                       2005             2004           2005           2004
Operations and distributions
Investment income (loss) -- net                                       $   (611,525)   $   (657,062)   $    385,585  $   (372,960)
Net realized gain (loss) on investments                                 30,020,831      19,228,857      31,279,549    23,789,033
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                      17,135,003      (6,776,507)     22,038,842       815,713
                                                                      ------------    ------------    ------------  ------------
Net increase (decrease) in net assets resulting from operations         46,544,309      11,795,288      53,703,976    24,231,786
                                                                      ------------    ------------    ------------  ------------
Distributions to shareholders from:
   Net investment income                                                        --              --        (148,562)           --
   Net realized gain                                                    (9,460,720)             --     (22,655,414)   (2,498,969)
                                                                      ------------    ------------    ------------  ------------
Total distributions                                                     (9,460,720)             --     (22,803,976)   (2,498,969)
                                                                      ------------    ------------    ------------  ------------
Capital share transactions (Note 4)
Proceeds from sales                                                     24,255,001      76,014,037     137,742,641    81,763,916
Reinvestment of distributions at net asset value                         9,460,720              --      22,803,976     2,498,969
Payments for redemptions                                               (19,393,071)     (5,345,989)     (8,205,722)  (10,954,929)
                                                                      ------------    ------------    ------------  ------------
Increase (decrease) in net assets from capital share transactions       14,322,650      70,668,048     152,340,895    73,307,956
                                                                      ------------    ------------    ------------  ------------
Total increase (decrease) in net assets                                 51,406,239      82,463,336     183,240,895    95,040,773
Net assets at beginning of year                                        184,039,317     101,575,981     228,868,571   133,827,798
                                                                      ------------    ------------    ------------  ------------
Net assets at end of year                                             $235,445,556    $184,039,317    $412,109,466  $228,868,571
                                                                      ============    ============    ============  ============
Undistributed (excess of distributions over) net investment income    $     53,169    $     51,407    $    169,285  $    (13,343)
                                                                      ------------    ------------    ------------  ------------

Statements of changes in net assets (continued)
RiverSource Variable Portfolio Funds
                                                                 RiverSource VP - Strategy Aggressive Fund
Year ended Aug. 31,                                                       2005             2004
Operations
Investment income (loss) -- net                                      $  (2,513,330)  $  (3,987,624)
Net realized gain (loss) on investments                                 65,873,117     (54,072,544)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                      86,549,108      39,937,743
                                                                     -------------   -------------
Net increase (decrease) in net assets resulting from operations        149,908,895     (18,122,425)
                                                                     -------------   -------------
Capital share transactions (Note 4)
Proceeds from sales                                                      2,881,464      18,672,159
Payments for redemptions                                              (249,498,256)   (185,879,018)
                                                                     -------------   -------------
Increase (decrease) in net assets from capital share transactions     (246,616,792)   (167,206,859)
                                                                     -------------   -------------
Total increase (decrease) in net assets                                (96,707,897)   (185,329,284)
Net assets at beginning of year                                        783,353,097     968,682,381
                                                                     -------------   -------------
Net assets at end of year                                            $ 686,645,200   $ 783,353,097
                                                                     =============   =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
100   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Notes to Financial Statements

RiverSource Variable Portfolio Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, (non-diversified for RiverSource VP - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

The following Funds became available on Feb. 4, 2004. On Jan. 7, 2004, IDS Life Insurance Company (IDS Life) purchased the following shares of capital stock at $10 per share, which represented the initial capital in each Fund:

Fund                                                                                                       Number of shares
RiverSource VP - Core Bond Fund                                                                              2,500,000
RiverSource VP - Large Cap Value Fund                                                                          300,000
RiverSource VP - Select Value Fund                                                                             300,000

RiverSource VP - Income Opportunities Fund became available on June 1, 2004. On May 26, 2004, IDS Life purchased 1,500,000 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

RiverSource VP - Global Inflation Protected Securities Fund became available on Sept. 13, 2004. On Sept. 8, 2004, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) purchased 500,000 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

RiverSource VP - Mid Cap Value Fund became available on May 2, 2005. On April 28, 2005, Ameriprise Financial purchased 199,994 shares of capital stock at $10 per share, which represented the initial capital in the Fund.

The primary investments of each Fund are as follows:

RiverSource VP - Balanced Fund (formerly AXP VP - Managed Fund) invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

RiverSource VP - Cash Management Fund (formerly AXP VP - Cash Management
                 Fund) invests primarily in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed commercial paper.

RiverSource VP - Core Bond Fund (formerly AXP VP - Core Bond Fund) invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the "Index"), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

RiverSource VP - Diversified Bond Fund (formerly AXP VP - Diversified Bond
                 Fund) invests primarily in bonds and other debt securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

RiverSource VP - Diversified Equity Income Fund (formerly AXP VP -
                 Diversified Equity Income Fund) invests primarily in dividend-paying common and preferred stocks.

RiverSource VP - Emerging Markets Fund (formerly AXP VP - Threadneedle
                 Emerging Markets Fund) invests primarily in equity securities of companies in emerging market countries.

RiverSource VP - Global Bond Fund (formerly AXP VP - Global Bond Fund)
                 invests primarily in debt obligations of U.S. and foreign issuers.

RiverSource VP - Global Inflation Protected Securities Fund (formerly AXP
                 VP - Inflation Protected Securities Fund) invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations.

RiverSource VP - Growth Fund (formerly AXP VP - Growth Fund) invests primarily in common stocks that appear to offer growth opportunities.

RiverSource VP - High Yield Bond Fund (formerly AXP VP - High Yield Bond
                 Fund) invests primarily in high-yielding, high risk corporate bonds (junk bonds) issued by U.S. and foreign companies and governments.

RiverSource VP - Income Opportunities Fund (formerly AXP VP - Income
                 Opportunities Fund) invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

RiverSource VP - International Opportunity Fund (formerly AXP VP -
                 Threadneedle International Fund) invests primarily in equity securities of foreign issuers that offer strong growth potential.

RiverSource VP - Large Cap Equity Fund (formerly AXP VP - Large Cap Equity
                 Fund) invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

--------------------------------------------------------------------------------
101   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Large Cap Value Fund (formerly AXP VP - Large Cap Value
                 Fund) invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

RiverSource VP - Mid Cap Growth Fund (formerly AXP VP - Equity Select
                 Fund) invests primarily in common stocks of mid-capitalization companies.

RiverSource VP - Mid Cap Value Fund (formerly AXP VP - Mid Cap Value Fund)
                 invests primarily in equity securities of medium-sized companies.

RiverSource VP - New Dimensions Fund (formerly AXP VP - New Dimensions
                 Fund) invests primarily in common stocks showing potential for significant growth.

RiverSource VP - S&P 500 Index Fund (formerly AXP VP - S&P 500 Index Fund)
                 invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

RiverSource VP - Select Value Fund (formerly AXP VP - Partners Select
                 Value Fund) invests primarily in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Securities Dealers.

RiverSource VP - Short Duration U.S. Government Fund (formerly AXP VP -
                 Short Duration U.S. Government Fund) invests primarily in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities.

RiverSource VP - Small Cap Advantage Fund (formerly AXP VP - Small Cap
                 Advantage Fund) invests primarily in equity securities of small cap companies.

RiverSource VP - Small Cap Value Fund (formerly AXP VP - Partners Small
                 Cap Value Fund) invests primarily in equity securities of small capitalization companies.

RiverSource VP - Strategy Aggressive Fund (formerly AXP VP - Strategy
                 Aggressive Fund) invests primarily in securities of growth companies.

You may not buy (nor will you own) shares of each Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in each Fund.

Each Fund's significant accounting policies are summarized as follows:

Use of estimates

Preparing financial statements that conform to U.S generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities at the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities in all Funds, except RiverSource VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in RiverSource VP - Cash Management Fund are valued daily at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share.

--------------------------------------------------------------------------------
102   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Illiquid securities

At Aug. 31, 2005, investments in securities for RiverSource VP - Balanced Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - International Opportunity Fund and RiverSource VP - Small Cap Value Fund included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Aug. 31, 2005, was $17, $1, $21,370,705, $497,270 and
$20,600, representing 0.00%, 0.00%, 1.71%, 0.04% and 0.005% of net assets for
RiverSource VP - Balanced Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - International Opportunity Fund and RiverSource VP - Small Cap Value Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities, other forward-commitments and future capital commitments for limited partnership interests, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Aug. 31, 2005, the outstanding forward-commitments for the Funds are as follows:

                                                               When-issued               Other                  Future
Fund                                                           securities         forward-commitments     capital commitments
RiverSource VP - Balanced Fund                               $25,011,770             $3,428,013                  $--
RiverSource VP - Core Bond Fund                                3,907,593                     --                   --
RiverSource VP - Diversified Bond Fund                        75,803,440              7,570,943                   --
RiverSource VP - Global Bond Fund                                343,375                194,501                   --
RiverSource VP - High Yield Bond Fund                          4,219,341                     --                   --
RiverSource VP - Income Opportunities Fund                       316,581                102,369                   --
RiverSource VP - Short Duration U.S. Government Fund          13,921,642                     --                   --

Certain Funds may also enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for these Funds to "roll over" their purchase commitments, these Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except RiverSource VP - Cash Management Fund, may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Funds also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Funds, except RiverSource VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
103   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Aug. 31, 2005, foreign currency holdings for RiverSource VP - Emerging Markets Fund consisted of multiple denominations, primarily South African rands and Taiwan dollars, foreign currency holdings for RiverSource VP - Global Bond Fund consisted of multiple denominations, primarily European monetary units, foreign currency holdings for RiverSource VP - International Opportunity Fund consisted of multiple denominations and foreign currency holdings for RiverSource VP - New Dimensions consisted of Taiwan dollars.

The Funds, except RiverSource VP - Cash Management Fund and RiverSource VP - Short Duration U.S. Government Fund, may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Forward sale commitments

Certain Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

Total return swap transactions

Certain Funds may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the Funds either receive or pay the total return on a reference security or index applied to a notional principal amount. In return, the Funds agree to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Funds.

Guarantees and indemnifications

Under each Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the subaccounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

--------------------------------------------------------------------------------
104   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to paid-in capital by the following:

                                       RiverSource VP -        RiverSource VP -       RiverSource VP -        RiverSource VP -
                                           Balanced             Cash Management           Core Bond           Diversified Bond
                                             Fund                    Fund                   Fund                    Fund
Accumulated net realized gain (loss)     $  752,049                    $--                $(32,510)            $(2,516,322)
Undistributed net investment income       1,066,498                     --                  32,510               2,516,322
                                         ----------                    ---                 -------             -----------
Additional paid-in capital reduction
  (increase)                             $1,818,547                    $--                 $    --             $        --
                                         ----------                    ---                 -------             -----------

                                       RiverSource VP -        RiverSource VP -       RiverSource VP -        RiverSource VP -
                                          Diversified              Emerging              Global Bond          Global Inflation
                                         Equity Income              Markets                 Fund            Protected Securities
                                             Fund                    Fund                                           Fund
Accumulated net realized gain (loss)    $ 1,946,851               $ 56,131            $(10,243,702)                $(6,104)
Undistributed net investment income      (1,946,851)               (56,131)             10,243,702                   6,885
                                         ----------                -------              ----------                   -----
Additional paid-in capital reduction
  (increase)                            $        --                $    --            $         --                 $   781
                                        -----------                -------            ------------                 -------

                                       RiverSource VP -        RiverSource VP -       RiverSource VP -        RiverSource VP -
                                            Growth                High Yield               Income               International
                                             Fund                    Bond               Opportunities            Opportunity
                                                                     Fund                   Fund                    Fund
Accumulated net realized gain (loss)        $ 3,839                    $--                     $--                $443,454
Undistributed net investment income          (3,839)                    --                      --                (387,813)
                                            -------                    ---                     ---                --------
Additional paid-in capital reduction
  (increase)                                $    --                    $--                     $--                $ 55,641
                                            -------                    ---                     ---                --------

                                       RiverSource VP -        RiverSource VP -       RiverSource VP -        RiverSource VP -
                                           Large Cap               Large Cap               Mid Cap                 Mid Cap
                                            Equity                   Value                 Growth                   Value
                                             Fund                    Fund                   Fund                    Fund
Accumulated net realized gain (loss)      $ 403,097                $ 2,179                $    907                  $  808
Undistributed net investment income        (183,089)                (2,179)                795,020                     249
                                          ---------                -------                --------                  ------
Additional paid-in capital reduction
  (increase)                              $ 220,008                $    --                $795,927                  $1,057
                                          ---------                -------                --------                  ------

                                       RiverSource VP -        RiverSource VP -       RiverSource VP -        RiverSource VP -
                                              New                   S&P 500                Select              Short Duration
                                          Dimensions                 Index                  Value             U.S. Government
                                             Fund                    Fund                   Fund                    Fund
Accumulated net realized gain (loss)       $ 75,535               $ 31,339                 $ 5,502                $(14,615)
Undistributed net investment income         (75,535)               (31,339)                 (5,502)                 14,615
                                           --------               --------                 -------                --------
Additional paid-in capital reduction
  (increase)                               $     --               $     --                 $    --                $     --
                                           --------               --------                 -------                --------

                                       RiverSource VP -        RiverSource VP -       RiverSource VP -
                                           Small Cap               Small Cap              Strategy
                                           Advantage                 Value               Aggressive
                                             Fund                    Fund                   Fund
Accumulated net realized gain (loss)      $(613,287)              $ 51,627             $(3,450,845)
Undistributed net investment income         613,287                (54,395)              4,622,830
                                          ---------               --------             -----------
Additional paid-in capital reduction
  (increase)                              $      --               $ (2,768)            $ 1,171,985
                                          ---------               --------             -----------

--------------------------------------------------------------------------------
105   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended Aug. 31,                                                                         2005                    2004

RiverSource VP - Balanced Fund
Distributions paid from:
   Ordinary income                                                                     $61,685,753             $53,848,054
   Long-term capital gain                                                                       --                      --
RiverSource VP - Cash Management Fund
Distributions paid from:
   Ordinary income                                                                      13,366,319              $3,649,950
   Long-term capital gain                                                                       --                      --
RiverSource VP - Core Bond Fund(a)
Distributions paid from:
   Ordinary income                                                                       1,450,986                 404,035
   Long-term capital gain                                                                       --                      --
RiverSource VP - Diversified Bond Fund
Distributions paid from:
   Ordinary income                                                                      66,121,267              60,644,287
   Long-term capital gain                                                                       --                      --
RiverSource VP - Diversified Equity Income Fund
Distributions paid from:
   Ordinary income                                                                      19,986,713              10,327,123
   Long-term capital gain                                                                       --                      --
RiverSource VP - Emerging Markets Fund
Distributions paid from:
   Ordinary income                                                                         692,060                 313,397
   Long-term capital gain                                                                1,958,494                      --
RiverSource VP - Global Bond Fund
Distributions paid from:
   Ordinary income                                                                      23,132,048              21,683,991
   Long-term capital gain                                                                       --                      --
RiverSource VP - Global Inflation Protected Securities Fund(b)
Distributions paid from:
   Ordinary income                                                                       1,179,047                     N/A
   Long-term capital gain                                                                       --                     N/A
RiverSource VP - Growth Fund
Distributions paid from:
   Ordinary income                                                                       1,085,812                 689,607
   Long-term capital gain                                                                       --                      --
RiverSource VP - High Yield Bond Fund
Distributions paid from:
   Ordinary income                                                                      80,490,774              73,307,082
   Long-term capital gain                                                                       --                      --
RiverSource VP - Income Opportunities Fund(c)
Distributions paid from:
   Ordinary income                                                                       1,588,766                 229,533
   Long-term capital gain                                                                       --                      --
RiverSource VP - International Opportunity Fund
Distributions paid from:
   Ordinary income                                                                      14,185,535               8,834,774
   Long-term capital gain                                                                       --                      --
RiverSource VP - Large Cap Equity Fund
Distributions paid from:
   Ordinary income                                                                      28,626,032              15,364,313
   Long-term capital gain                                                                       --                      --
RiverSource VP - Large Cap Value Fund(a)
Distributions paid from:
   Ordinary income                                                                         211,363                  30,866
   Long-term capital gain                                                                    1,069                      --

--------------------------------------------------------------------------------
106   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Year ended Aug. 31,                                                                         2005                    2004

RiverSource VP - Mid Cap Growth Fund
Distributions paid from:
   Ordinary income                                                                     $        --             $        --
   Long-term capital gain                                                                       --                      --
RiverSource VP - Mid Cap Value Fund(d)
Distributions paid from:
   Ordinary income                                                                           9,698                     N/A
   Long-term capital gain                                                                       --                     N/A
RiverSource VP - New Dimensions Fund
Distributions paid from:
   Ordinary income                                                                      26,931,431              21,246,034
   Long-term capital gain                                                                       --                      --
RiverSource VP - S&P 500 Index Fund
Distributions paid from:
   Ordinary income                                                                       5,503,403               2,885,111
   Long-term capital gain                                                                       --                      --
RiverSource VP - Select Value Fund(a)
Distributions paid from:
   Ordinary income                                                                         120,939                  15,818
   Long-term capital gain                                                                       56                      --
RiverSource VP - Short Duration U.S. Government Fund
Distributions paid from:
   Ordinary income                                                                      13,288,036              13,187,954
   Long-term capital gain                                                                  148,999                 411,876
RiverSource VP - Small Cap Advantage Fund
Distributions paid from:
   Ordinary income                                                                              --                      --
   Long-term capital gain                                                                9,460,720                      --
RiverSource VP - Small Cap Value Fund
Distributions paid from:
   Ordinary income                                                                       9,597,221               2,379,486
   Long-term capital gain                                                               13,206,755                 119,483
RiverSource VP - Strategy Aggressive Fund
Distributions paid from:
   Ordinary income                                                                              --                      --
   Long-term capital gain                                                                       --                      --

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

At Aug. 31, 2005, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                            Accumulated            Unrealized
                                                                    Undistributed            long-term            appreciation
Fund                                                               ordinary income          gain (loss)          (depreciation)
RiverSource VP - Balanced Fund                                     $14,357,747           $  70,774,755            $133,566,771
RiverSource VP - Cash Management Fund                                1,764,743                  (1,797)                     --
RiverSource VP - Core Bond Fund                                        281,081                   8,561                 255,826
RiverSource VP - Diversified Bond Fund                               5,584,010            (136,697,943)              4,751,747
RiverSource VP - Diversified Equity Income Fund                     10,977,169              68,007,894             243,856,313
RiverSource VP - Emerging Markets Fund                               9,896,782               3,128,668              17,802,819
RiverSource VP - Global Bond Fund                                    1,278,938               2,322,502              17,114,753
RiverSource VP - Global Inflation Protected Securities Fund            319,838                      --                 764,437
RiverSource VP - Growth Fund                                           167,210            (115,755,420)             16,892,392
RiverSource VP - High Yield Bond Fund                                4,690,679            (222,337,062)             14,600,380
RiverSource VP - Income Opportunities Fund                             416,821                  45,133                 518,819
RiverSource VP - International Opportunity Fund                      8,050,591            (690,331,815)            185,297,744
RiverSource VP - Large Cap Equity Fund                               5,828,494            (416,160,189)            136,425,851
RiverSource VP - Large Cap Value Fund                                  258,522                 172,350                 557,289
RiverSource VP - Mid Cap Growth Fund                                        --              13,515,398              50,781,456
RiverSource VP - Mid Cap Value Fund                                     42,735                     798                 466,579

--------------------------------------------------------------------------------
107   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

                                                                                            Accumulated            Unrealized
                                                                    Undistributed            long-term            appreciation
Fund                                                               ordinary income          gain (loss)          (depreciation)
RiverSource VP - New Dimensions Fund                                $3,103,264         $  (254,908,325)           $151,443,398
RiverSource VP - S&P 500 Index Fund                                  2,231,600                      --              31,384,339
RiverSource VP - Select Value Fund                                     218,369                  91,649               1,487,949
RiverSource VP - Short Duration U.S. Government Fund                 1,273,765              (7,170,145)             (3,066,549)
RiverSource VP - Small Cap Advantage Fund                            7,295,152              22,110,008              27,791,452
RiverSource VP - Small Cap Value Fund                                9,563,421              22,259,357              35,206,595
RiverSource VP - Strategy Aggressive Fund                                   --          (1,337,919,255)            178,041,739

Dividends

At Aug. 31, 2005, dividends declared for each Fund payable Sept. 1, 2005 are as follows:

Fund                                                          Amount per share
RiverSource VP - Balanced Fund                                       $0.092
RiverSource VP - Cash Management Fund                                 0.003
RiverSource VP - Core Bond Fund                                       0.027
RiverSource VP - Diversified Bond Fund                                0.033
RiverSource VP - Diversified Equity Income Fund                       0.054
RiverSource VP - Emerging Markets Fund                                0.016
RiverSource VP - Global Bond Fund                                     0.022
RiverSource VP - Global Inflation Protected Securities Fund           0.022
RiverSource VP - Growth Fund                                          0.003
RiverSource VP - High Yield Bond Fund                                 0.038
RiverSource VP - Income Opportunities Fund                            0.051
RiverSource VP - International Opportunity Fund                       0.027
RiverSource VP - Large Cap Equity Fund                                0.051
RiverSource VP - Large Cap Value Fund                                 0.036
RiverSource VP - Mid Cap Value Fund                                   0.013
RiverSource VP - New Dimensions Fund                                  0.022
RiverSource VP - S&P 500 Index Fund                                   0.030
RiverSource VP - Select Value Fund                                    0.008
RiverSource VP - Short Duration U.S. Government Fund                  0.024

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly, when available, for RiverSource VP - Cash Management Fund, RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund. Dividends from net investment income are declared and distributed quarterly, when available, for RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund , RiverSource VP - New Dimensions Fund, RiverSource VP - S&P 500 Index Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Advantage Fund, RiverSource VP - Small Cap Value Fund and RiverSource VP - Strategy Aggressive Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
108   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

2. EXPENSES

The Funds have an Investment Management Services Agreement with RiverSource Investments, LLC (the Investment Manager) for managing investments, record keeping and other services that are based solely on the assets of each Fund. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                            Percentage range
RiverSource VP - Balanced Fund                                  0.630% to 0.550%
RiverSource VP - Cash Management Fund                           0.510% to 0.440%
RiverSource VP - Core Bond Fund                                 0.630% to 0.555%
RiverSource VP - Diversified Bond Fund                          0.610% to 0.535%
RiverSource VP - Diversified Equity Income Fund                 0.560% to 0.470%
RiverSource VP - Emerging Markets Fund                          1.170% to 1.095%
RiverSource VP - Global Bond Fund                               0.840% to 0.780%
RiverSource VP - Global Inflation Protected Securities Fund     0.490% to 0.415%
RiverSource VP - Growth Fund                                    0.630% to 0.570%
RiverSource VP - High Yield Bond Fund                           0.620% to 0.545%
RiverSource VP - Income Opportunities Fund                      0.640% to 0.565%
RiverSource VP - International Opportunity Fund                 0.870% to 0.795%
RiverSource VP - Large Cap Equity Fund                          0.630% to 0.570%
RiverSource VP - Large Cap Value Fund                           0.630% to 0.570%
RiverSource VP - Mid Cap Growth Fund                            0.650% to 0.560%
RiverSource VP - Mid Cap Value Fund                             0.730% to 0.610%
RiverSource VP - New Dimensions Fund                            0.630% to 0.570%
RiverSource VP - S&P 500 Index Fund                             0.290% to 0.260%
RiverSource VP - Select Value Fund                              0.810% to 0.720%
RiverSource VP - Short Duration U.S. Government Fund            0.610% to 0.535%
RiverSource VP - Small Cap Advantage Fund                       0.790% to 0.650%
RiverSource VP - Small Cap Value Fund                           1.020% to 0.920%
RiverSource VP - Strategy Aggressive Fund                       0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment of 0.08% for RiverSource VP - Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to the stated index up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. In certain circumstances, the board may approve a change in the index. If the performance difference is less than 0.50%, the adjustment will be zero. The index name and the amount the fee was increased (decreased) for each Fund for the year ended Aug. 31, 2005 are as follows:

                                                                                                                  Increase
Fund                                                       Index name                                            (decrease)
RiverSource VP - Balanced Fund                             Lipper Balanced Funds Index                         $   702,269
RiverSource VP - Diversified Equity Income Fund            Lipper Equity Income Funds Index                        957,131
RiverSource VP - Emerging Markets Fund                     Lipper Emerging Markets Funds Index                     (52,859)
RiverSource VP - Growth Fund                               Lipper Large-Cap Growth Funds Index                     179,212
RiverSource VP - International Opportunity Fund            Lipper International Large-Cap Core Funds Index        (444,320)
RiverSource VP - Large Cap Equity Fund                     Lipper Large-Cap Core Funds Index                      (592,373)
RiverSource VP - Large Cap Value Fund                      Lipper Large-Cap Value Funds Index                          196
RiverSource VP - Mid Cap Growth Fund                       Lipper Mid-Cap Growth Funds Index                      (181,465)
RiverSource VP - Mid Cap Value Fund                        Lipper Mid-Cap Value Funds Index                             --
RiverSource VP - New Dimensions Fund(a)                    Lipper Large-Cap Growth Funds Index                  (1,900,920)
RiverSource VP - Select Value Fund                         Lipper Multi-Cap Value Funds Index                       (1,689)
RiverSource VP - Small Cap Advantage Fund                  Lipper Small-Cap Core Funds Index                        19,577
RiverSource VP - Small Cap Value Fund                      Lipper Small-Cap Value Funds Index                     (117,658)
RiverSource VP - Strategy Aggressive Fund                  Lipper Mid-Cap Growth Funds Index                      (516,976)

(a) Effective Oct. 31, 2005, the performance for RiverSource VP - New Dimensions Fund will be measured against the Lipper Large-Cap Core Funds Index.

--------------------------------------------------------------------------------
109   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited, a direct wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of RiverSource VP - Emerging Markets Fund and RiverSource VP - International Opportunity Fund.

The Investment Manager has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect partially owned subsidiary of Ameriprise Financial, to subadvise the assets of RiverSource VP - Small Cap Advantage Fund.

The Investment Manager has a Subadvisory Agreement with GAMCO Asset Management, Inc., which does business under the name Gabelli Asset Management Company, to subadvise the assets of RiverSource VP - Select Value Fund.

The Investment Manager has Subadvisory Agreements with Royce & Associates, LLC, a direct wholly-owned subsidiary of Legg Mason Inc., Goldman Sachs Asset Management, L.P., Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc. and Franklin Portfolio Associates LLC, each which subadvises a portion of the assets of RiverSource VP - Small Cap Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse the Investment Manager an amount equal to the cost of certain expenses incurred and paid by the Investment Manager in connection with each Fund's operations. The Funds also pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of Ameriprise Financial. The reimbursement paid by RiverSource VP - Cash Management Fund will be limited to 0.25% of the Fund's average daily net assets.

The Funds have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The Funds have an Administrative Services Agreement with Ameriprise Financial. Under the current agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                            Percentage range
RiverSource VP - Balanced Fund                                  0.040% to 0.020%
RiverSource VP - Cash Management Fund                           0.030% to 0.020%
RiverSource VP - Core Bond Fund                                 0.050% to 0.025%
RiverSource VP - Diversified Bond Fund                          0.050% to 0.025%
RiverSource VP - Diversified Equity Income Fund                 0.040% to 0.020%
RiverSource VP - Emerging Markets Fund                          0.100% to 0.050%
RiverSource VP - Global Bond Fund                               0.060% to 0.040%
RiverSource VP - Global Inflation Protected Securities Fund     0.050% to 0.025%
RiverSource VP - Growth Fund                                    0.050% to 0.030%
RiverSource VP - High Yield Bond Fund                           0.050% to 0.025%
RiverSource VP - Income Opportunities Fund                      0.050% to 0.025%
RiverSource VP - International Opportunity Fund                 0.060% to 0.035%
RiverSource VP - Large Cap Equity Fund                          0.050% to 0.030%
RiverSource VP - Large Cap Value Fund                           0.050% to 0.030%
RiverSource VP - Mid Cap Growth Fund                            0.060% to 0.030%
RiverSource VP - Mid Cap Value Fund                             0.050% to 0.020%
RiverSource VP - New Dimensions Fund                            0.050% to 0.030%
RiverSource VP - S&P 500 Index Fund                             0.080% to 0.065%
RiverSource VP - Select Value Fund                              0.060% to 0.035%
RiverSource VP - Short Duration U.S. Government Fund            0.050% to 0.025%
RiverSource VP - Small Cap Advantage Fund                       0.060% to 0.035%
RiverSource VP - Small Cap Value Fund                           0.080% to 0.055%
RiverSource VP - Strategy Aggressive Fund                       0.060% to 0.035%

--------------------------------------------------------------------------------
110   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Effective Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declines annually as each Fund's assets increase as follows:

Fund                                                            Percentage range
RiverSource VP - Balanced Fund                                  0.060% to 0.030%
RiverSource VP - Cash Management Fund                           0.060% to 0.030%
RiverSource VP - Core Bond Fund                                 0.070% to 0.040%
RiverSource VP - Diversified Bond Fund                          0.070% to 0.040%
RiverSource VP - Diversified Equity Income Fund                 0.060% to 0.030%
RiverSource VP - Emerging Markets Fund                          0.080% to 0.050%
RiverSource VP - Global Bond Fund                               0.080% to 0.050%
RiverSource VP - Global Inflation Protected Securities Fund     0.070% to 0.040%
RiverSource VP - Growth Fund                                    0.060% to 0.030%
RiverSource VP - High Yield Bond Fund                           0.070% to 0.040%
RiverSource VP - Income Opportunities Fund                      0.070% to 0.040%
RiverSource VP - International Opportunity Fund                 0.080% to 0.050%
RiverSource VP - Large Cap Equity Fund                          0.060% to 0.030%
RiverSource VP - Large Cap Value Fund                           0.060% to 0.030%
RiverSource VP - Mid Cap Growth Fund                            0.060% to 0.030%
RiverSource VP - Mid Cap Value Fund                             0.060% to 0.030%
RiverSource VP - New Dimensions Fund                            0.060% to 0.030%
RiverSource VP - S&P 500 Index Fund                             0.060% to 0.030%
RiverSource VP - Select Value Fund                              0.060% to 0.030%
RiverSource VP - Short Duration U.S. Government Fund            0.070% to 0.040%
RiverSource VP - Small Cap Advantage Fund                       0.080% to 0.050%
RiverSource VP - Small Cap Value Fund                           0.080% to 0.050%
RiverSource VP - Strategy Aggressive Fund                       0.060% to 0.030%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

For the year ended Aug. 31, 2005, Ameriprise Financial and its affiliates waived certain fees and expenses to 0.95% for RiverSource VP - Core Bond Fund, 0.75% for RiverSource VP - Global Inflation Protected Securities Fund, 0.99% for RiverSource VP - Income Opportunities Fund, 1.05% for RiverSource VP - Large Cap Value Fund, 1.08% for RiverSource VP - Mid Cap Value Fund, 0.50% for RiverSource VP - S&P 500 Index Fund and 1.15% for RiverSource VP - Select Value Fund. In addition, Ameriprise Financial and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2006. Under this agreement, through Sept. 30, 2005, net expenses will not exceed the following percentage of the Fund's average daily net assets:

Fund                                                                Percentage
RiverSource VP - Core Bond Fund                                        0.950%
RiverSource VP - Emerging Markets Fund                                 1.750%
RiverSource VP - Global Inflation Protected Securities Fund            0.750%
RiverSource VP - Income Opportunities Fund                             0.990%
RiverSource VP - Large Cap Value Fund                                  1.050%
RiverSource VP - Mid Cap Growth Fund                                   1.100%
RiverSource VP - Mid Cap Value Fund                                    1.080%
RiverSource VP - S&P 500 Index Fund                                    0.495%
RiverSource VP - Select Value Fund                                     1.150%
RiverSource VP - Small Cap Value Fund                                  1.300%

Beginning Oct. 1, 2005, net expenses, before giving effect to any performance incentive adjustment, will not exceed the percentage listed above of each Fund's average daily net assets.

--------------------------------------------------------------------------------
111   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

During the year ended Aug. 31, 2005, the Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                 Reduction
RiverSource VP - Balanced Fund                                         $2,863
RiverSource VP - Cash Management Fund                                   1,574
RiverSource VP - Core Bond Fund                                         5,873
RiverSource VP - Diversified Bond Fund                                  3,850
RiverSource VP - Diversified Equity Income Fund                           810
RiverSource VP - Emerging Markets Fund                                  3,983
RiverSource VP - Global Bond Fund                                       1,347
RiverSource VP - Global Inflation Protected Securities Fund             3,486
RiverSource VP - Growth Fund                                            3,312
RiverSource VP - High Yield Bond Fund                                   1,913
RiverSource VP - Income Opportunities Fund                              7,252
RiverSource VP - International Opportunity Fund                         2,124
RiverSource VP - Large Cap Equity Fund                                  1,170
RiverSource VP - Large Cap Value Fund                                   5,757
RiverSource VP - Mid Cap Growth Fund                                    3,943
RiverSource VP - Mid Cap Value Fund                                       300
RiverSource VP - New Dimensions Fund                                      986
RiverSource VP - S&P 500 Index Fund                                     6,515
RiverSource VP - Short Duration U.S. Government Fund                    1,429
RiverSource VP - Small Cap Advantage Fund                                 146
RiverSource VP - Strategy Aggressive Fund                               1,129

3. SECURITIES TRANSACTIONS

For the year ended Aug. 31, 2005, cost of purchases and proceeds from sales of securities aggregated $2,966,959,422 and $3,046,173,275, respectively, for RiverSource VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                                                     Purchases              Proceeds
RiverSource VP - Balanced Fund                                                       $3,287,041,369         $3,625,995,701
RiverSource VP - Core Bond Fund                                                         162,004,337            142,008,684
RiverSource VP - Diversified Bond Fund                                                4,944,953,620          4,782,330,255
RiverSource VP - Diversified Equity Income Fund                                         878,821,385            307,577,543
RiverSource VP - Emerging Markets Fund                                                  225,580,079            115,651,532
RiverSource VP - Global Bond Fund                                                       510,125,049            366,465,035
RiverSource VP - Global Inflation Protected Securities Fund(a)                          119,957,877             11,103,118
RiverSource VP - Growth Fund                                                            512,324,387            429,268,589
RiverSource VP - High Yield Bond Fund                                                 1,292,139,337          1,212,002,554
RiverSource VP - Income Opportunities Fund                                               49,447,324             22,275,322
RiverSource VP - International Opportunity Fund                                         993,892,595            986,099,808
RiverSource VP - Large Cap Equity Fund                                                3,247,824,632          3,580,844,130
RiverSource VP - Large Cap Value Fund                                                    11,761,664              5,516,396
RiverSource VP - Mid Cap Growth Fund                                                     81,545,724            102,160,074
RiverSource VP - Mid Cap Value Fund(b)                                                    4,775,207                314,790
RiverSource VP - New Dimensions Fund                                                  2,253,626,466          3,050,217,860
RiverSource VP - S&P 500 Index Fund                                                      71,053,084             14,760,602
RiverSource VP - Select Value Fund                                                       13,012,058              4,020,511
RiverSource VP - Short Duration U.S. Government Fund                                    818,914,624            852,115,071
RiverSource VP - Small Cap Advantage Fund                                               246,130,650            239,910,914
RiverSource VP - Small Cap Value Fund                                                   282,021,673            177,907,115
RiverSource VP - Strategy Aggressive Fund                                               207,961,693            454,608,957

(a) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(b) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

--------------------------------------------------------------------------------
112   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with Ameriprise Financial for the year ended Aug. 31, 2005 are as follows:

Fund                                                             Amount paid
RiverSource VP - Balanced Fund                                       $ 3,299
RiverSource VP - Diversified Equity Income Fund                        1,052
RiverSource VP - Growth Fund                                             714
RiverSource VP - Large Cap Equity Fund                                14,132
RiverSource VP - New Dimensions Fund                                  11,952

Brokerage commissions paid to brokers affiliated with the subadvisers for RiverSource VP - Select Value Fund and RiverSource VP - Small Cap Value Fund were $3,655 and $754, respectively, for the year ended Aug. 31, 2005.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                                                  Year ended Aug. 31, 2005
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                   Balanced                 Cash                    Core
                                                                     Fund                Management                 Bond
                                                                                            Fund                    Fund
Sold                                                             2,282,339             278,345,632               2,692,666
Issued for reinvested distributions                              4,179,520              12,099,139                 137,378
Redeemed                                                       (33,801,683)           (376,052,554)               (618,126)
                                                               -----------            ------------                --------
Net increase (decrease)                                        (27,339,824)            (85,607,783)              2,211,918
                                                               -----------             -----------               ---------

                                                                                  Year ended Aug. 31, 2004
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                   Balanced                 Cash                    Core
                                                                     Fund                Management                 Bond
                                                                                            Fund                   Fund(a)
Sold                                                             2,270,005             407,892,748               1,167,565
Fund merger                                                     26,869,054              46,106,543                     N/A
Issued for reinvested distributions                              3,807,992               3,354,489                  33,416
Redeemed                                                       (30,822,612)           (552,221,480)               (150,706)
                                                               -----------            ------------                --------
Net increase (decrease)                                          2,124,439             (94,867,700)              1,050,275
                                                                 ---------             -----------               ---------

(a)  For the period from Feb. 4, 2004 (date the Fund became available) to Aug.
     31, 2004.

                                                                                  Year ended Aug. 31, 2005
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                  Diversified            Diversified              Emerging
                                                                     Bond               Equity Income              Markets
                                                                     Fund                   Fund                    Fund
Sold                                                            25,108,316              46,061,546              10,263,732
Issued for reinvested distributions                              6,211,707               1,430,499                 228,513
Redeemed                                                       (19,891,051)             (1,515,634)               (576,416)
                                                               -----------              ----------                --------
Net increase (decrease)                                         11,428,972              45,976,411               9,915,829
                                                                ----------              ----------               ---------

                                                                                  Year ended Aug. 31, 2004
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                  Diversified            Diversified              Emerging
                                                                     Bond               Equity Income              Markets
                                                                     Fund                   Fund                    Fund
Sold                                                            11,630,729              37,052,964               3,182,131
Fund merger                                                      7,879,202               1,133,932                     N/A
Issued for reinvested distributions                              5,685,611                 698,518                  25,814
Redeemed                                                       (35,168,272)             (1,803,706)               (448,306)
                                                               -----------              ----------                --------
Net increase (decrease)                                         (9,972,730)             37,081,708               2,759,639
                                                                ----------              ----------               ---------

--------------------------------------------------------------------------------
113   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

                                                                                Year ended Aug. 31, 2005
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                    Global            Global Inflation             Growth
                                                                     Bond           Protected Securities            Fund
                                                                     Fund                  Fund(a)
Sold                                                            14,405,822              11,437,594              16,903,922
Issued for reinvested distributions                              2,128,628                  92,952                 183,638
Redeemed                                                        (2,121,377)               (612,356)             (3,733,894)
                                                                ----------                --------              ----------
Net increase (decrease)                                         14,413,073              10,918,190              13,353,666
                                                                ----------              ----------              ----------

(a)  For the period from Sept. 13, 2004 (date the Fund became available) to Aug.
     31, 2005.

                                                                                  Year ended Aug. 31, 2004
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                    Global            Global Inflation             Growth
                                                                     Bond           Protected Securities            Fund
                                                                     Fund                   Fund
Sold                                                             8,683,374                     N/A               8,891,498
Issued for reinvested distributions                              1,907,183                     N/A                  83,497
Redeemed                                                        (2,842,102)                    N/A              (4,039,515)
                                                                ----------                    ----              ----------
Net increase (decrease)                                          7,748,455                     N/A               4,935,480
                                                                 ---------                    ----               ---------

                                                                                  Year ended Aug. 31, 2005
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                  High Yield               Income               International
                                                                     Bond               Opportunities            Opportunity
                                                                     Fund                   Fund                    Fund
Sold                                                            21,655,621               3,565,312              10,041,363
Issued for reinvested distributions                             11,919,547                 140,682               1,545,947
Redeemed                                                       (20,228,641)               (934,015)            (11,718,071)
                                                               -----------                --------             -----------
Net increase (decrease)                                         13,346,527               2,771,979                (130,761)
                                                                ----------               ---------                --------

                                                                                  Year ended Aug. 31, 2004
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                  High Yield               Income               International
                                                                     Bond               Opportunities            Opportunity
                                                                     Fund                  Fund(a)                  Fund
Sold                                                            42,800,480                   4,125              11,006,483
Fund merger                                                            N/A                     N/A              21,939,684
Issued for reinvested distributions                             11,120,215                  15,146               1,079,430
Redeemed                                                       (18,357,854)                 (2,993)            (18,496,473)
                                                               -----------                  ------             -----------
Net increase (decrease)                                         35,562,841                  16,278              15,529,124
                                                                ----------                  ------              ----------

(a)  For the period from June 1, 2004 (date the Fund became available) to Aug.
     31, 2004.

                                                                                  Year ended Aug. 31, 2005
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                   Large Cap              Large Cap                Mid Cap
                                                                    Equity                  Value                  Growth
                                                                     Fund                   Fund                    Fund
Sold                                                             9,638,209                 691,507               1,840,161
Issued for reinvested distributions                              1,352,452                  17,147                      --
Redeemed                                                       (25,298,441)                (88,533)             (3,566,894)
                                                               -----------                 -------              ----------
Net increase (decrease)                                        (14,307,780)                620,121              (1,726,733)
                                                               -----------                 -------              ----------

--------------------------------------------------------------------------------
114   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

                                                                                Year ended Aug. 31, 2004
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                   Large Cap              Large Cap                Mid Cap
                                                                    Equity                  Value                  Growth
                                                                     Fund                  Fund(a)                  Fund
Sold                                                             3,370,740                 435,972               6,310,689
Fund merger                                                     34,368,282                     N/A                     N/A
Issued for reinvested distributions                                678,836                   1,370                      --
Redeemed                                                       (17,070,590)                 (9,197)               (935,350)
                                                               -----------                  ------                --------
Net increase (decrease)                                         21,347,268                 428,145               5,375,339
                                                                ----------                 -------               ---------

(a)  For the period from Feb. 4, 2004 (date the Fund became available) to Aug.
     31, 2004.

                                                                                  Year ended Aug. 31, 2005
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                    Mid Cap                  New                   S&P 500
                                                                     Value               Dimensions                 Index
                                                                    Fund(a) Fund
Fund
Sold                                                               428,140               1,159,438               8,702,124
Issued for reinvested distributions                                    171               1,951,230                 631,315
Redeemed                                                            (5,284)            (62,428,710)             (2,660,665)
                                                                    ------             -----------              ----------
Net increase (decrease)                                            423,027             (59,318,042)              6,672,774
                                                                   -------             -----------               ---------

(a)  For the period from May 2, 2005 (date the Fund became available) to Aug.
     31, 2005.

                                                                                  Year ended Aug. 31, 2004
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                    Mid Cap                  New                   S&P 500
                                                                     Value               Dimensions                 Index
                                                                     Fund                   Fund                    Fund
Sold                                                                   N/A               9,122,276              14,172,187
Issued for reinvested distributions                                    N/A               1,368,805                 337,998
Redeemed                                                               N/A             (26,509,122)             (1,851,687)
                                                                      ----             -----------              ----------
Net increase (decrease)                                                N/A             (16,018,041)             12,658,498
                                                                      ----             -----------              ----------

                                                                                  Year ended Aug. 31, 2005
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                    Select             Short Duration             Small Cap
                                                                     Value             U.S. Government            Advantage
                                                                     Fund                   Fund                    Fund
Sold                                                             1,230,317               5,228,726               1,725,783
Issued for reinvested distributions                                 10,913               1,302,984                 666,902
Redeemed                                                           (55,353)             (8,014,535)             (1,369,479)
                                                                   -------              ----------              ----------
Net increase (decrease)                                          1,185,877              (1,482,825)              1,023,206
                                                                 ---------              ----------               ---------

                                                                                  Year ended Aug. 31, 2004
                                                               RiverSource VP -       RiverSource VP -        RiverSource VP -
                                                                    Select             Short Duration             Small Cap
                                                                     Value             U.S. Government            Advantage
                                                                    Fund(a)                 Fund
Fund
Sold                                                               581,840               8,475,468               5,947,797
Fund merger                                                            N/A               2,394,508                     N/A
Issued for reinvested distributions                                    342               1,274,589                      --
Redeemed                                                           (17,212)             (8,983,052)               (419,580)
                                                                   -------              ----------                --------
Net increase (decrease)                                            564,970               3,161,513               5,528,217
                                                                   -------               ---------               ---------

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

--------------------------------------------------------------------------------
115   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

                                                                        Year ended Aug. 31, 2005
                                                               RiverSource VP -        RiverSource VP-
                                                                   Small Cap              Strategy
                                                                     Value               Aggressive
                                                                     Fund                   Fund
Sold                                                             9,958,388                 375,667
Issued for reinvested distributions                              1,666,706                      --
Redeemed                                                          (593,056)            (32,505,903)
                                                                  --------             -----------
Net increase (decrease)                                         11,032,038             (32,130,236)
                                                                ----------             -----------

                                                                     Year ended Aug. 31, 2004
                                                               RiverSource VP -       RiverSource VP -
                                                                   Small Cap              Strategy
                                                                     Value               Aggressive
                                                                     Fund                   Fund
Sold                                                             6,391,238               2,637,965
Issued for reinvested distributions                                201,350                      --
Redeemed                                                          (868,840)            (26,077,460)
                                                                  --------             -----------
Net increase (decrease)                                          5,723,748             (23,439,495)
                                                                 ---------             -----------

5. FORWARD FOREIGN CURRENCY CONTRACTS

At Aug. 31, 2005, RiverSource VP - Global Bond Fund has entered into forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

RiverSource VP - Global Bond Fund
                                         Currency to            Currency to              Unrealized              Unrealized
Exchange date                           be delivered            be received             appreciation            depreciation
Sept. 14, 2005                            14,081,448          1,556,000,000               $     --                $ 4,422
                                         U.S. Dollar           Japanese Yen
Sept. 15, 2005                             9,220,000             11,483,694                103,303                     --
                              European Monetary Unit            U.S. Dollar
Sept. 29, 2005                            34,446,000              1,424,623                     --                 23,132
                                        Czech Koruna            U.S. Dollar
                                                                                          --------                -------
Total                                                                                     $103,303                $27,554
                                                                                          --------                -------

6. LENDING OF PORTFOLIO SECURITIES

Presented below is information regarding securities on loan at Aug. 31, 2005.

                                                  RiverSource VP -   RiverSource VP -    RiverSource VP -
                                                      Balanced          Diversified         Diversified
                                                        Fund               Bond            Equity Income
                                                                           Fund                Fund
Value of securities on loan to brokers             $30,653,472        $30,193,200        $31,393,856
                                                   -----------        -----------        -----------
Collateral received for securities loaned:
Cash                                               $31,055,150        $30,678,750        $31,891,100
U.S. government securities, at value                        --                 --                 --
                                                   -----------        -----------        -----------
Total collateral received for securities loaned    $31,055,150        $30,678,750        $31,891,100
                                                   -----------        -----------        -----------

                                                  RiverSource VP -   RiverSource VP -    RiverSource VP -     RiverSource VP -
                                                      Large Cap             New              Small Cap            Strategy
                                                       Equity           Dimensions           Advantage           Aggressive
                                                        Fund               Fund                Fund                 Fund
Value of securities on loan to brokers             $83,948,719        $32,556,000         $2,072,775           $17,417,130
                                                   -----------        -----------         ----------           -----------
Collateral received for securities loaned:
Cash                                               $85,758,400        $32,850,000         $2,103,400           $17,617,900
U.S. government securities, at value                        --                 --                 --                    --
                                                   -----------        -----------         ----------           -----------
Total collateral received for securities loaned    $85,758,400        $32,850,000         $2,103,400           $17,617,900
                                                   -----------        -----------         ----------           -----------

--------------------------------------------------------------------------------
116   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities."

Income from securities lending for the year ended Aug. 31, 2005 is as follows:

Fund                                                                  Amount
RiverSource VP - Balanced Fund                                      $263,715
RiverSource VP - Diversified Bond Fund                               154,464
RiverSource VP - Diversified Equity Income Fund                      152,678
RiverSource VP - Global Bond Fund                                     24,785
RiverSource VP - Growth Fund                                          28,779
RiverSource VP - International Opportunity Fund                      642,537
RiverSource VP - Large Cap Equity Fund                               609,965
RiverSource VP - New Dimensions Fund                                  87,797
RiverSource VP - Small Cap Advantage Fund                             34,245
RiverSource VP - Strategy Aggressive Fund                             78,917

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. FUTURES CONTRACTS

At Aug. 31, 2005, RiverSource VP - Balanced Fund's investments in securities included securities valued at $867,399 that were pledged as collateral to cover initial margin deposits on 122 open purchase interest rate futures contracts and 1,062 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Aug. 31, 2005 was $14,399,813 with a net unrealized gain of $205,387. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2005 was $117,663,832 with a net unrealized loss of $701,493. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2005, RiverSource VP - Core Bond Fund's investments in securities included securities valued at $30,979 that were pledged as collateral to cover initial margin deposits on 10 open purchase interest rate futures contracts and 52 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Aug. 31, 2005 was $1,180,313 with a net unrealized gain of $16,835. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2005 was $5,700,547 with a net unrealized loss of $38,021. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2005, RiverSource VP - Diversified Bond Fund's investments in securities included securities valued at $1,287,026 that were pledged as collateral to cover initial margin deposits on 228 open purchase interest rate futures contracts and 1,510 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Aug. 31, 2005 was $26,911,125 with a net unrealized gain of $383,838. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2005 was $168,036,053 with a net unrealized loss of $990,992. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2005, RiverSource VP - Global Bond Fund's investments in securities included securities valued at $577,933 that were pledged as collateral to cover initial margin deposits on 44 open purchase interest rate futures contracts denominated in euros and 238 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts denominated in euros at Aug. 31, 2005 was $6,727,804 with a net unrealized gain of $71,996. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2005 was $26,499,423 with a net unrealized loss of $198,000. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2005, RiverSource VP - S&P 500 Index Fund's investments in securities included securities valued at $674,251 that were pledged as collateral to cover initial margin deposits on 83 open purchase stock index futures contracts. The notional market value of the open purchase stock index futures contracts at Aug. 31, 2005 was $5,068,810 with a net unrealized loss of $19,535. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2005, RiverSource VP - Short Duration U.S. Government Fund's investments in securities included securities valued at $148,084 that were pledged as collateral to cover initial margin deposits on 94 open purchase interest rate futures contracts and 98 open sale interest rate futures contracts. The notional market value of the open purchase interest rate futures contracts at Aug. 31, 2005 was $19,466,813 with a net unrealized gain of $68,655. The notional market value of the open sale interest rate futures contracts at Aug. 31, 2005 was $10,624,344 with a net unrealized loss of $41,751. See "Summary of significant accounting policies" and "Notes to investments in securities."

--------------------------------------------------------------------------------
117   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written by RiverSource VP - Growth Fund during the year ended Aug. 31, 2005 are as follows:

                                                         Calls                                          Puts
                                           Contracts               Premiums               Contracts               Premiums
Balance Aug. 31, 2004                          --                 $     --                    --                $      --
Opened                                         72                   81,501                   920                  882,640
Closed                                        (72)                 (81,501)                 (920)                (882,640)
                                              ---                  -------                  ----                 --------
Balance Aug. 31, 2005                          --                 $     --                    --                $      --
                                              ---                 --------                  ----                ---------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by RiverSource VP - New Dimensions Fund during the year ended Aug. 31, 2005 are as follows:

                                                         Calls
                                           Contracts               Premiums
Balance Aug. 31, 2004                           --              $        --
Opened                                      19,999                2,726,429
Closed                                     (16,818)              (2,045,353)
Exercised                                   (1,981)                (594,080)
Expired                                     (1,200)                 (86,996)
                                           -------              -----------
Balance Aug. 31, 2005                           --              $        --
                                           -------              -----------

See "Summary of significant accounting policies."

Contracts and premiums associated with options contracts written by RiverSource VP - Short Duration U.S. Government Fund during the year ended Aug. 31, 2005 are as follows:

                                                         Puts
                                           Contracts               Premiums
Balance Aug. 31, 2004                           75                 $ 41,887
Expired                                        (75)                 (41,887)
                                               ---                 --------
Balance Aug. 31, 2005                           --                 $     --
                                               ---                 --------

See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
118   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

9. SWAP CONTRACTS

RiverSource VP - Balanced Fund

At Aug. 31, 2005, the Fund had the following open total return swap contracts:

                                                                                                        Unrealized
                                                             Termination           Notional            appreciation
                                                                date               principal          (depreciation)
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.55%.
Counterparty: Citigroup                                        09/01/05           $3,700,000             $  80,430
Receive total return on Lehman Brothers AAA 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.20%.
Counterparty: Citigroup                                        10/01/05            3,500,000                75,028
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.40%.
Counterparty: Citigroup                                        10/01/05            3,300,000                71,309
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.30%.
Counterparty: Citigroup                                        11/01/05            3,600,000               107,058
                                                               ----------          ---------               -------
Total                                                                                                     $333,825
                                                                                                          --------

RiverSource VP - Core Bond Fund

At Aug. 31, 2005, the Fund had the following open total return swap contracts:

                                                                                                        Unrealized
                                                             Termination           Notional            appreciation
                                                                date               principal          (depreciation)
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.55%.
Counterparty: Citigroup                                        09/01/05             $200,000              $  4,348
Receive total return on Lehman Brothers AAA 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.20%.
Counterparty: Citigroup                                        10/01/05              150,000                 3,216
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.40%.
Counterparty: Citigroup                                        10/01/05              150,000                 3,241
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.30%.
Counterparty: Citigroup                                        11/01/05              225,000                 6,691
                                                               --------              -------                 -----
Total                                                                                                      $17,496
                                                                                                           -------

--------------------------------------------------------------------------------
119   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

At Aug. 31, 2005, the Fund had the following open total return swap contracts:

                                                                                                        Unrealized
                                                             Termination           Notional            appreciation
                                                                date               principal          (depreciation)
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.55%.
Counterparty: Citigroup                                        09/01/05           $7,300,000              $158,687
Receive total return on Lehman Brothers AAA 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.20%.
Counterparty: Citigroup                                        10/01/05            6,600,000               141,482
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.40%.
Counterparty: Citigroup                                        10/01/05            5,600,000               121,009
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.30%.
Counterparty: Citigroup                                        11/01/05            7,500,000               223,037
                                                               --------            ---------               -------
Total                                                                                                     $644,215
                                                                                                          --------

RiverSource VP - Global Bond Fund

At Aug. 31, 2005, the Fund had the following open total return swap contracts:

                                                                                                        Unrealized
                                                             Termination           Notional            appreciation
                                                                date               principal          (depreciation)
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.55%.
Counterparty: Citigroup                                        09/01/05           $2,200,000             $  47,823
Receive total return on Lehman Brothers AAA 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.20%.
Counterparty: Citigroup                                        10/01/05            1,000,000                21,437
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.40%.
Counterparty: Citigroup                                        10/01/05            2,725,000                58,884
Receive total return on Lehman Brothers Aaa 8.5+
Commercial Mortgage-Backed Securities Index and
pay a floating rate based on 1-month LIBOR less 0.30%.
Counterparty: Citigroup                                        11/01/05            2,350,000                69,885
                                                               --------            ---------                ------
Total                                                                                                     $198,029
                                                                                                          --------

--------------------------------------------------------------------------------
120   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

10. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2005 are as follows:

Fund                                                              Carry-over
RiverSource VP - Balanced Fund(a)                             $   71,249,204
RiverSource VP - Cash Management Fund                                  1,797
RiverSource VP - Diversified Bond Fund                           136,697,943
RiverSource VP - Growth Fund                                     115,755,420
RiverSource VP - High Yield Bond Fund                            222,337,062
RiverSource VP - International Opportunity Fund                  690,331,815
RiverSource VP - Large Cap Equity Fund                           416,160,189
RiverSource VP - New Dimensions Fund                             254,908,325
RiverSource VP - Short Duration U.S. Government Fund               7,170,145
RiverSource VP - Strategy Aggressive Fund                      1,337,919,255

(a) As a result of the merger on July 9, 2004, the Fund acquired capital loss carry-overs, which are limited by the Internal Revenue Code Section 382, and unrealized capital gains.

At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

Fund                                                        2007             2008              2009
RiverSource VP - Balanced Fund                          $       --       $11,355,730     $ 59,893,474
RiverSource VP - Cash Management Fund                           --             1,797               --
RiverSource VP - Diversified Bond Fund                   5,732,021        53,324,465       47,894,894
RiverSource VP - Growth Fund                                    --                --               --
RiverSource VP - High Yield Bond Fund                           --                --       15,326,726
RiverSource VP - International Opportunity Fund                 --        26,384,784       18,436,163
RiverSource VP - Large Cap Equity Fund                          --                --      117,244,575
RiverSource VP - New Dimensions Fund                            --                --               --
RiverSource VP - Short Duration U.S. Government Fund            --                --               --
RiverSource VP - Strategy Aggressive Fund                       --                --      118,368,309

Fund                                                    2010           2011           2012          2013           2014
RiverSource VP - Balanced Fund                      $         --   $         --   $        --     $       --     $       --
RiverSource VP - Cash Management Fund                         --             --            --             --             --
RiverSource VP - Diversified Bond Fund                 9,863,475     15,651,825     4,231,263             --             --
RiverSource VP - Growth Fund                          36,012,947     79,742,473            --             --             --
RiverSource VP - High Yield Bond Fund                100,694,093    106,316,243            --             --             --
RiverSource VP - International Opportunity Fund      533,046,310     90,583,080    21,881,478             --             --
RiverSource VP - Large Cap Equity Fund                12,004,786    286,910,828            --             --             --
RiverSource VP - New Dimensions Fund                 104,527,778    150,380,547            --             --             --
RiverSource VP - Short Duration U.S. Government Fund          --         68,452            --      4,186,493      2,915,200
RiverSource VP - Strategy Aggressive Fund            869,472,336    310,534,170    39,544,440             --             --

The Funds, in connection with the mergers as described in Note 11, acquired the following capital loss carry-over:

Fund                                                              Carry-over
RiverSource VP - Balanced Fund                                  $ 93,466,496
RiverSource VP - Cash Management Fund                                     --
RiverSource VP - Diversified Bond Fund                             1,887,673
RiverSource VP - Diversified Equity Income Fund                      203,410
RiverSource VP - International Opportunity Fund                   65,239,405
RiverSource VP - Large Cap Equity Fund                           219,522,945
RiverSource VP - Short Duration U.S. Government Fund                 105,388

In addition to the acquired capital loss carry-overs, the Funds also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

--------------------------------------------------------------------------------
121   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

11. FUND MERGERS

RiverSource VP - Balanced Fund

At the close of business on July 9, 2004, RiverSource VP - Balanced Fund acquired the assets and assumed the identified liabilities of IDS Life Series Managed Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of RiverSource VP - Balanced Fund immediately before the acquisition were $2,327,723,407 and the combined net assets immediately after the acquisition were $2,705,102,673.

The merger was accomplished by a tax-free exchange of 28,120,071 shares of IDS Life Series Managed Portfolio valued at $377,379,266.

In exchange for the IDS Life Series Managed Portfolio shares and net assets, RiverSource VP - Balanced Fund issued 26,869,054 shares.

IDS Life Series Managed Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $377,379,266, which includes $463,274,174 of capital stock, $8,315,086 of unrealized appreciation, ($94,202,895) of accumulated net realized loss and ($7,099) of temporary book-to-tax differences.

RiverSource VP - Cash Management Fund

At the close of business on July 9, 2004, RiverSource VP - Cash Management Fund acquired the assets and assumed the identified liabilities of IDS Life Series Money Market Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of RiverSource VP - Cash Management Fund immediately before the acquisition were $715,812,600 and the combined net assets immediately after the acquisition were $761,902,594.

The merger was accomplished by a tax-free exchange of 46,093,550 shares of IDS Life Series Money Market Portfolio valued at $46,089,994.

In exchange for the IDS Life Series Money Market Portfolio shares and net assets, RiverSource VP - Cash Management Fund issued 46,106,543 shares.

IDS Life Series Money Market Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $46,089,994, which includes $46,089,994 of capital stock.

RiverSource VP - Diversified Bond Fund

At the close of business on July 9, 2004, RiverSource VP - Diversified Bond Fund acquired the assets and assumed the identified liabilities of IDS Life Series Income Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of RiverSource VP - Diversified Bond Fund immediately before the acquisition were $1,605,166,947 and the combined net assets immediately after the acquisition were $1,687,687,627.

The merger was accomplished by a tax-free exchange of 8,455,589 shares of IDS Life Series Income Portfolio valued at $82,520,680.

In exchange for the IDS Life Series Income Portfolio shares and net assets, RiverSource VP - Diversified Bond Fund issued 7,879,202 shares.

IDS Life Series Income Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $82,520,680, which includes $84,752,461 of capital stock, ($282,284) of unrealized depreciation and ($1,949,497) of accumulated net realized loss.

RiverSource VP - Diversified Equity Income Fund

At the close of business on July 9, 2004, RiverSource VP - Diversified Equity Income Fund acquired the assets and assumed the identified liabilities of IDS Life Series Equity Income Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of RiverSource VP - Diversified Equity Income Fund immediately before the acquisition were $784,736,631 and the combined net assets immediately after the acquisition were $797,507,627.

The merger was accomplished by a tax-free exchange of 1,171,233 shares of IDS Life Series Equity Income Portfolio valued at $12,770,996.

In exchange for the IDS Life Series Equity Income Portfolio shares and net assets, RiverSource VP - Diversified Equity Income Fund issued 1,133,932 shares.

--------------------------------------------------------------------------------
122   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

IDS Life Series Equity Income Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $12,770,996, which includes $11,141,310 of capital stock, $1,942,850 of unrealized appreciation and ($313,164) of accumulated net realized loss.

RiverSource VP - International Opportunity Fund

At the close of business on July 9, 2004, RiverSource VP - International Opportunity Fund acquired the assets and assumed the identified liabilities of IDS Life Series International Equity Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of RiverSource VP - International Opportunity Fund immediately before the acquisition were $823,057,521 and the combined net assets immediately after the acquisition were $1,008,727,812.

The merger was accomplished by a tax-free exchange of 16,165,428 shares of IDS Life Series International Equity Portfolio valued at $185,670,291.

In exchange for the IDS Life Series International Equity Portfolio shares and net assets, RiverSource VP - International Opportunity Fund issued 21,939,684 shares.

IDS Life Series International Equity Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $185,670,291, which includes $230,940,962 of capital stock, $20,280,571of unrealized appreciation, ($65,518,971) of accumulated net realized loss and ($32,271) of temporary book-to-tax differences.

RiverSource VP - Large Cap Equity Fund

At the close of business on July 9, 2004, RiverSource VP - Large Cap Equity Fund acquired the assets and assumed the identified liabilities of AXP VP - Blue Chip Advantage Fund, AXP VP - Stock Fund and IDS Life Series Equity Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of RiverSource VP - Large Cap Equity Fund immediately before the acquisition were $1,956,841,848 and the combined net assets immediately after the acquisition were $2,635,350,043.

The merger was accomplished by a tax-free exchange of the following:

                                                        Shares           Value
AXP VP - Blue Chip Advantage Fund                    9,018,701    $ 70,580,460
AXP VP - Stock Fund                                  1,802,859      15,558,284
IDS Life Series Equity Portfolio                    41,391,258     592,369,451

In exchange for the AXP VP - Blue Chip Advantage Fund, AXP VP - Stock Fund and IDS Life Series Equity Portfolio shares and net assets, RiverSource VP - Large Cap Equity Fund issued 34,368,282 shares.

AXP VP - Blue Chip Advantage Fund's, AXP VP - Stock Fund's and IDS Life Series Equity Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and temporary book-to tax differences.

                                             Total         Capital        Unrealized        Accumulated            Temporary
                                          net assets        stock        appreciation    net realized loss   book-to-tax differences
AXP VP - Blue Chip Advantage Fund       $ 70,580,460   $ 91,818,264      $   525,481     $ (21,763,285)              $  --
AXP VP - Stock Fund                       15,558,284     15,459,338          150,180           (51,233)                 (1)
IDS Life Series Equity Portfolio         592,369,451    773,667,893       18,050,167      (199,348,293)               (316)

RiverSource VP - Short Duration U.S. Government Fund

At the close of business on July 9, 2004, RiverSource VP - Short Duration U.S. Government Fund acquired the assets and assumed the identified liabilities of IDS Life Series Government Securities Portfolio. This reorganization was completed after shareholders approved the plan on June 9, 2004.

The aggregate net assets of RiverSource VP - Short Duration U.S. Government Fund immediately before the acquisition were $472,541,031 and the combined net assets immediately after the acquisition were $497,231,191.

The merger was accomplished by a tax-free exchange of 2,399,885 shares of IDS Life Series Government Securities Portfolio valued at $24,690,160.

In exchange for the IDS Life Series Government Securities Portfolio shares and net assets, RiverSource VP - Short Duration U.S. Government Fund issued 2,394,508 shares.

IDS Life Series Government Securities Portfolio's net assets after adjustments for any permanent book-to-tax differences at the merger date were $24,690,160, which includes $24,504,312 of capital stock, $292,495 of unrealized appreciation and ($106,647) of accumulated net realized loss.

--------------------------------------------------------------------------------
123   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

12. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, each Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. Each Fund had no borrowings outstanding during the year ended Aug. 31, 2005. Effective Sept. 20, 2005, each Fund entered into a new revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes, including funding shareholder redemptions.

13. SUBSEQUENT EVENT

Shareholders will be asked to approve a merger of RiverSource VP -New Dimensions Fund into RiverSource VP - Large Cap Equity Fund and RiverSource VP - Strategy Aggressive Fund into RiverSource VP - Mid Cap Growth Fund at a shareholder meeting on Feb. 15, 2006. This approval is not guaranteed.

14. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource VP - Balanced Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $14.17      $13.00     $12.32      $15.30      $20.81
                                                                         ------      ------     ------      ------      ------
Income from investment operations:
Net investment income (loss)                                                .35         .31        .31         .33         .44
Net gains (losses) (both realized and unrealized)                          1.02        1.17        .82       (1.88)      (4.32)
                                                                         ------      ------     ------      ------      ------
Total from investment operations                                           1.37        1.48       1.13       (1.55)      (3.88)
                                                                         ------      ------     ------      ------      ------
Less distributions:
Dividends from net investment income                                       (.36)       (.31)      (.31)       (.34)       (.39)
Distributions from realized gains                                            --          --       (.14)      (1.09)      (1.24)
                                                                         ------      ------     ------      ------      ------
Total distributions                                                        (.36)       (.31)      (.45)      (1.43)      (1.63)
                                                                         ------      ------     ------      ------      ------
Net asset value, end of period                                           $15.18      $14.17     $13.00      $12.32      $15.30
                                                                         ------      ------     ------      ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                  $2,437      $2,664     $2,416      $2,709      $3,759
Ratio of expenses to average daily net assets(b)                           .82%        .78%       .80%        .77%        .76%
Ratio of net investment income (loss) to average daily net assets         2.34%       2.16%      2.48%       2.31%       2.46%
Portfolio turnover rate (excluding short-term securities)                  131%        133%       119%        103%         63%
Total return(c)                                                           9.68%      11.39%      9.40%     (10.91%)    (19.37%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
124   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Cash Management Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                      $1.00       $1.00      $1.00       $1.00       $1.00
                                                                          -----       -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                .02          --        .01         .02         .05
                                                                          -----       -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                       (.02)         --       (.01)       (.02)       (.05)
                                                                          -----       -----      -----       -----       -----
Net asset value, end of period                                            $1.00       $1.00      $1.00       $1.00       $1.00
                                                                          -----       -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $688        $773       $868      $1,123      $1,063
Ratio of expenses to average daily net assets(b)                           .70%        .69%       .70%        .69%        .68%
Ratio of net investment income (loss) to average daily net assets         1.88%        .47%       .72%       1.61%       4.76%
Total return(c)                                                           1.92%        .48%       .72%       1.59%       4.94%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RiverSource VP - Core Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004(b)
Net asset value, beginning of period                                     $10.01      $ 9.98
                                                                         ------      ------
Income from investment operations:
Net investment income (loss)                                                .31         .14
Net gains (losses) (both realized and unrealized)                           .04         .03
                                                                         ------      ------
Total from investment operations                                            .35         .17
                                                                         ------      ------
Less distributions:
Dividends from net investment income                                       (.31)       (.14)
                                                                         ------      ------
Net asset value, end of period                                           $10.05      $10.01
                                                                         ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $58         $36
Ratio of expenses to average daily net assets(c),(d)                       .95%        .95%(e)
Ratio of net investment income (loss) to average daily net assets         3.10%       2.33%(e)
Portfolio turnover rate (excluding short-term securities)                  339%        221%
Total return(f)                                                           3.64%       1.67%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.01% and 1.13% for the periods ended Aug. 31, 2005 and 2004, respectively.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

--------------------------------------------------------------------------------
125   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Diversified Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $10.62      $10.40     $10.38      $10.61      $10.29
                                                                         ------      ------     ------      ------      ------
Income from investment operations:
Net investment income (loss)                                                .39         .38        .44         .56         .70
Net gains (losses) (both realized and unrealized)                           .06         .22        .02        (.23)        .30
                                                                         ------      ------     ------      ------      ------
Total from investment operations                                            .45         .60        .46         .33        1.00
                                                                         ------      ------     ------      ------      ------
Less distributions:
Dividends from net investment income                                       (.41)       (.38)      (.44)       (.56)       (.68)
                                                                         ------      ------     ------      ------      ------
Net asset value, end of period                                           $10.66      $10.62     $10.40      $10.38      $10.61
                                                                         ------      ------     ------      ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                  $1,824      $1,696     $1,765      $1,814      $1,626
Ratio of expenses to average daily net assets(b)                           .82%        .81%       .81%        .80%        .80%
Ratio of net investment income (loss) to average daily net assets         3.65%       3.60%      4.23%       5.41%       6.72%
Portfolio turnover rate (excluding short-term securities)                  293%        295%       251%        167%        122%
Total return(c)                                                           4.27%       5.84%      4.50%       3.20%      10.07%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RiverSource VP - Diversified Equity Income Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                              2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $11.17      $ 9.65      $8.41      $10.20      $10.05
                                                                         ------      ------      -----      ------      ------
Income from investment operations:
Net investment income (loss)                                                .20         .17        .17         .13         .11
Net gains (losses) (both realized and unrealized)                          2.65        1.51       1.24       (1.75)        .15
                                                                         ------      ------      -----      ------      ------
Total from investment operations                                           2.85        1.68       1.41       (1.62)        .26
                                                                         ------      ------      -----      ------      ------
Less distributions:
Dividends from net investment income                                       (.19)       (.16)      (.17)       (.13)       (.11)
Distributions from realized gains                                            --          --         --        (.04)         --
                                                                         ------      ------      -----      ------      ------
Total distributions                                                        (.19)       (.16)      (.17)       (.17)       (.11)
                                                                         ------      ------      -----      ------      ------
Net asset value, end of period                                           $13.83      $11.17      $9.65      $ 8.41      $10.20
                                                                         ------      ------      -----      ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                  $1,679        $843       $370        $267        $106
Ratio of expenses to average daily net assets(b)                           .84%        .86%       .76%        .87%        .91%(c)
Ratio of net investment income (loss) to average daily net assets         1.66%       1.77%      2.13%       1.59%       1.49%
Portfolio turnover rate (excluding short-term securities)                   25%         19%        39%         35%         68%
Total return(d)                                                          25.59%      17.53%     17.00%     (16.16%)      2.56%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.17% for the year ended Aug. 31, 2001.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
126   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Emerging Markets Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $ 9.80       $8.44      $7.04       $6.68      $ 9.61
                                                                         ------       -----      -----       -----      ------
Income from investment operations:
Net investment income (loss)                                                .06         .09        .04         .02         .01
Net gains (losses) (both realized and unrealized)                          3.72        1.39       1.38         .34       (2.94)
                                                                         ------       -----      -----       -----      ------
Total from investment operations                                           3.78        1.48       1.42         .36       (2.93)
                                                                         ------       -----      -----       -----      ------
Less distributions:
Dividends from net investment income                                       (.06)       (.12)      (.02)         --          --
Distributions from realized gains                                          (.38)         --         --          --          --
                                                                         ------       -----      -----       -----      ------
Total distributions                                                        (.44)       (.12)      (.02)         --          --
                                                                         ------       -----      -----       -----      ------
Net asset value, end of period                                           $13.14       $9.80      $8.44       $7.04      $ 6.68
                                                                         ------       -----      -----       -----      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                    $192         $46        $16         $10          $6
Ratio of expenses to average daily net assets(b)                          1.55%       1.61%(c)   1.75%(c)    1.68%(c)    1.75%(c)
Ratio of net investment income (loss) to average daily net assets          .58%        .65%       .67%        .31%        .20%
Portfolio turnover rate (excluding short-term securities)                  120%        117%       191%        215%        203%
Total return(d)                                                          39.60%      17.63%     20.25%       5.45%     (30.49%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.67%, 2.04%, 2.36% and 3.49% for the years ended Aug. 31, 2004,
     2003, 2002 and 2001, respectively.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RiverSource VP - Global Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $10.82      $10.40     $10.02      $ 9.76       $9.34
                                                                         ------      ------     ------      ------       -----
Income from investment operations:
Net investment income (loss)                                                .34         .35        .34         .38         .43
Net gains (losses) (both realized and unrealized)                           .39         .73        .61         .36         .23
                                                                         ------      ------     ------      ------       -----
Total from investment operations                                            .73        1.08        .95         .74         .66
                                                                         ------      ------     ------      ------       -----
Less distributions:
Dividends from net investment income                                       (.53)       (.66)      (.57)       (.48)       (.24)
                                                                         ------      ------     ------      ------       -----
Net asset value, end of period                                           $11.02      $10.82     $10.40      $10.02       $9.76
                                                                         ------      ------     ------      ------       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $575        $409       $312        $233        $191
Ratio of expenses to average daily net assets(b)                          1.08%       1.08%      1.09%       1.08%       1.07%
Ratio of net investment income (loss) to average daily net assets         2.63%       2.76%      3.08%       3.92%       4.54%
Portfolio turnover rate (excluding short-term securities)                   79%        105%       102%         46%         34%
Total return(c)                                                           6.75%      10.57%      9.56%       7.83%       7.14%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
127   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Global Inflation Protected Securities Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                          2005(b)
Net asset value, beginning of period                                  $10.00
                                                                      ------
Income from investment operations:
Net investment income (loss)                                             .32
Net gains (losses) (both realized and unrealized)                        .19
                                                                      ------
Total from investment operations                                         .51
                                                                      ------
Less distributions:
Dividends from net investment income                                    (.32)
                                                                      ------
Net asset value, end of period                                        $10.19
                                                                      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                 $116
Ratio of expenses to average daily net assets(c),(d)                    .75%(e)
Ratio of net investment income (loss) to average daily net assets      3.42%(e)
Portfolio turnover rate (excluding short-term securities)                29%
Total return(f)                                                        5.22%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 0.87% for the period ended Aug. 31, 2005.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

RiverSource VP - Growth Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                      $5.69       $5.45      $5.00      $ 6.48      $13.46
                                                                          -----       -----      -----      ------      ------
Income from investment operations:
Net investment income (loss)                                                .03         .02        .01          --        (.01)
Net gains (losses) (both realized and unrealized)                           .91         .24        .45       (1.48)      (6.97)
                                                                          -----       -----      -----      ------      ------
Total from investment operations                                            .94         .26        .46       (1.48)      (6.98)
                                                                          -----       -----      -----      ------      ------
Less distributions:
Dividends from net investment income                                       (.02)       (.02)      (.01)         --          --
                                                                          -----       -----      -----      ------      ------
Net asset value, end of period                                            $6.61       $5.69      $5.45      $ 5.00      $ 6.48
                                                                          -----       -----      -----      ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                    $392        $261       $223        $144        $177
Ratio of expenses to average daily net assets(b)                           .92%        .85%       .99%        .81%        .90%(c)
Ratio of net investment income (loss) to average daily net assets          .42%        .27%       .20%         --%       (.19%)
Portfolio turnover rate (excluding short-term securities)                  154%        192%       199%        272%         41%
Total return(d)                                                          16.74%       4.64%      9.29%     (22.80%)    (51.87%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 0.91% for the year ended Aug 31, 2001.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
128   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - High Yield Bond Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                      $6.60       $6.22      $5.66      $ 6.83       $7.76
                                                                          -----       -----      -----      ------       -----
Income from investment operations:
Net investment income (loss)                                                .44         .47        .48         .56         .79
Net gains (losses) (both realized and unrealized)                           .16         .38        .54       (1.17)       (.95)
                                                                          -----       -----      -----      ------       -----
Total from investment operations                                            .60         .85       1.02        (.61)       (.16)
                                                                          -----       -----      -----      ------       -----
Less distributions:
Dividends from net investment income                                       (.44)       (.47)      (.46)       (.56)       (.77)
                                                                          -----       -----      -----      ------       -----
Net asset value, end of period                                            $6.76       $6.60      $6.22      $ 5.66       $6.83
                                                                          -----       -----      -----      ------       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                  $1,246      $1,130       $843        $577        $609
Ratio of expenses to average daily net assets(b)                           .83%        .82%       .83%        .83%        .82%
Ratio of net investment income (loss) to average daily net assets         6.58%       7.30%      8.31%       8.91%      11.04%
Portfolio turnover rate (excluding short-term securities)                  106%        139%       141%        135%         86%
Total return(c)                                                           9.31%      14.03%     18.81%      (9.33%)     (1.89%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RiverSource VP - Income Opportunities Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004(b)
Net asset value, beginning of period                                     $10.29      $ 9.93
                                                                         ------      ------
Income from investment operations:
Net investment income (loss)                                                .59         .15
Net gains (losses) (both realized and unrealized)                           .18         .36
                                                                         ------      ------
Total from investment operations                                            .77         .51
                                                                         ------      ------
Less distributions:
Dividends from net investment income                                       (.59)       (.15)
Distributions from realized gains                                          (.08)         --
                                                                         ------      ------
Total distributions                                                        (.67)       (.15)
                                                                         ------      ------
Net asset value, end of period                                           $10.39      $10.29
                                                                         ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $45         $16
Ratio of expenses to average daily net assets(c),(d)                        .99        .99%(e)
Ratio of net investment income (loss) to average daily net assets         5.69%       6.03%(e)
Portfolio turnover rate (excluding short-term securities)                   93%         36%
Total return(f)                                                           7.73%       5.17%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.03% and 1.55% for the periods ended Aug. 31, 2005 and 2004, respectively.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

--------------------------------------------------------------------------------
129   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - International Opportunity Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $ 8.23       $7.19      $7.00      $ 8.39      $16.98
                                                                         ------       -----      -----      ------      ------
Income from investment operations:
Net investment income (loss)                                                .11         .08        .08         .07         .03
Net gains (losses) (both realized and unrealized)                          1.80        1.05        .16       (1.35)      (5.57)
                                                                         ------       -----      -----      ------      ------
Total from investment operations                                           1.91        1.13        .24       (1.28)      (5.54)
                                                                         ------       -----      -----      ------      ------
Less distributions:
Dividends from net investment income                                       (.12)       (.09)      (.05)       (.07)       (.03)
Distributions from realized gains                                            --          --         --        (.01)      (2.97)
Excess distributions from net investment income                              --          --         --        (.03)       (.05)
                                                                         ------       -----      -----      ------      ------
Total distributions                                                        (.12)       (.09)      (.05)       (.11)      (3.05)
                                                                         ------       -----      -----      ------      ------
Net asset value, end of period                                           $10.02       $8.23      $7.19      $ 7.00      $ 8.39
                                                                         ------       -----      -----      ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                  $1,184        $974       $738        $873      $1,310
Ratio of expenses to average daily net assets(b)                          1.04%        .98%      1.06%       1.07%       1.04%
Ratio of net investment income (loss) to average daily net assets         1.19%        .99%      1.19%        .83%        .31%
Portfolio turnover rate (excluding short-term securities)                   90%        142%       102%        140%        278%
Total return(c)                                                          23.29%      15.77%      3.48%     (15.38%)    (36.90%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RiverSource VP - Large Cap Equity Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $19.32      $18.04     $16.48      $20.87     $ 37.21
Income from investment operations:
Net investment income (loss)                                                .24         .14        .10         .10         .05
Net gains (losses) (both realized and unrealized)                          2.15        1.28       1.56       (2.83)     (12.96)
                                                                         ------      ------     ------      ------     -------
Total from investment operations                                           2.39        1.42       1.66       (2.73)     (12.91)
                                                                         ------      ------     ------      ------     -------
Less distributions:
Dividends from net investment income                                       (.23)       (.14)      (.10)       (.09)       (.04)
Distributions from realized gains                                            --          --         --       (1.57)      (3.39)
                                                                         ------      ------     ------      ------     -------
Total distributions                                                        (.23)       (.14)      (.10)      (1.66)      (3.43)
                                                                         ------      ------     ------      ------     -------
Net asset value, end of period                                           $21.48      $19.32     $18.04      $16.48     $ 20.87
                                                                         ------      ------     ------      ------     -------
Ratios/supplemental data
Net assets, end of period (in millions)                                  $2,510      $2,535     $1,982      $2,227      $3,270
Ratio of expenses to average daily net assets(b)                           .80%        .85%       .85%        .80%        .78%
Ratio of net investment income (loss) to average daily net assets         1.13%        .72%       .62%        .52%        .13%
Portfolio turnover rate (excluding short-term securities)                  132%        114%       115%        146%         62%
Total return(c)                                                          12.42%       7.87%     10.16%     (14.08%)    (36.48%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
130   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Large Cap Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004(b)
Net asset value, beginning of period                                     $10.00      $ 9.99
                                                                         ------      ------
Income from investment operations:
Net investment income (loss)                                                .14         .05
Net gains (losses) (both realized and unrealized)                          1.06         .02
                                                                         ------      ------
Total from investment operations                                           1.20         .07
                                                                         ------      ------
Less distributions:
Dividends from net investment income                                       (.14)       (.06)
Distributions from realized gains                                          (.07)         --
                                                                         ------      ------
Total distributions                                                        (.21)       (.06)
                                                                         ------      ------
Net asset value, end of period                                           $10.99      $10.00
                                                                         ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                     $15          $7
Ratio of expenses to average daily net assets(c),(d)                      1.05%       1.05%(e)
Ratio of net investment income (loss) to average daily net assets         1.37%       1.03%(e)
Portfolio turnover rate (excluding short-term securities)                   52%         24%
Total return(f)                                                          12.04%        .69%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 2.55% and 2.85% for the periods ended Aug. 31, 2005 and 2004, respectively.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

RiverSource VP - Mid Cap Growth Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005       2004       2003        2002      2001(b)
Net asset value, beginning of period                                     $10.11     $10.09     $ 8.54      $ 9.57     $10.27
                                                                         ------     ------     ------      ------     ------
Income from investment operations:
Net investment income (loss)                                               (.04)      (.05)      (.05)       (.04)      (.01)
Net gains (losses) (both realized and unrealized)                          2.36        .07       1.60        (.99)      (.69)
                                                                         ------     ------     ------      ------     ------
Total from investment operations                                           2.32        .02       1.55       (1.03)      (.70)
                                                                         ------     ------     ------      ------     ------
Net asset value, end of period                                           $12.43     $10.11     $10.09      $ 8.54     $ 9.57
                                                                         ------     ------     ------      ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                    $255       $225       $170         $72        $14
Ratio of expenses to average daily net assets(c)                           .82%       .85%      1.06%       1.10%(d)   1.10%(d),(e)
Ratio of net investment income (loss) to average daily net assets         (.32%)     (.49%)     (.71%)      (.76%)     (.45%)(e)
Portfolio turnover rate (excluding short-term securities)                   34%        25%        19%         20%        19%
Total return(f)                                                          23.03%       .13%     18.20%     (10.77%)    (6.82%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.39% and 2.99% for the periods ended Aug. 31, 2002 and 2001, respectively.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

--------------------------------------------------------------------------------
131   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Mid Cap Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                           2005(b)
Net asset value, beginning of period                                  $10.15
                                                                      ------
Income from investment operations:
Net investment income (loss)                                             .01
Net gains (losses) (both realized and unrealized)                       1.28
                                                                      ------
Total from investment operations                                        1.29
                                                                      ------
Less distributions:
Dividends from net investment income                                    (.02)
                                                                      ------
Net asset value, end of period                                        $11.42
                                                                      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $7
Ratio of expenses to average daily net assets(c),(d)                   1.08%(e)
Ratio of net investment income (loss) to average daily net assets       .62%(e)
Portfolio turnover rate (excluding short-term securities)                 7%
Total return(f)                                                       12.70%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 2.97% for the period ended Aug. 31, 2005.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

RiverSource VP - New Dimensions Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $14.52      $14.29     $13.06      $15.49      $25.03
                                                                         ------      ------     ------      ------      ------
Income from investment operations:
Net investment income (loss)                                                .15         .10        .08         .07         .02
Net gains (losses) (both realized and unrealized)                           .91         .23       1.23       (2.42)      (8.01)
                                                                         ------      ------     ------      ------      ------
Total from investment operations                                           1.06         .33       1.31       (2.35)      (7.99)
                                                                         ------      ------     ------      ------      ------
Less distributions:
Dividends from net investment income                                       (.15)       (.10)      (.08)       (.07)       (.02)
Distributions from realized gains                                            --          --         --        (.01)      (1.53)
                                                                         ------      ------     ------      ------      ------
Total distributions                                                        (.15)       (.10)      (.08)       (.08)      (1.55)
                                                                         ------      ------     ------      ------      ------
Net asset value, end of period                                           $15.43      $14.52     $14.29      $13.06      $15.49
                                                                         ------      ------     ------      ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                  $2,200      $2,932     $3,115      $3,045      $3,892
Ratio of expenses to average daily net assets(b)                           .75%        .72%       .82%        .79%        .79%
Ratio of net investment income (loss) to average daily net assets         1.01%        .66%       .64%        .47%        .12%
Portfolio turnover rate (excluding short-term securities)                   89%         55%        23%         27%         27%
Total return(c)                                                           7.28%       2.29%     10.11%     (15.17%)    (33.05%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
132   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                      $7.54       $6.88      $6.24      $ 7.71      $10.38
                                                                          -----       -----      -----      ------      ------
Income from investment operations:
Net investment income (loss)                                                .13         .09        .08         .07         .06
Net gains (losses) (both realized and unrealized)                           .76         .66        .64       (1.47)      (2.65)
                                                                          -----       -----      -----      ------      ------
Total from investment operations                                            .89         .75        .72       (1.40)      (2.59)
                                                                          -----       -----      -----      ------      ------
Less distributions:
Dividends from net investment income                                       (.13)       (.09)      (.08)       (.07)       (.06)
Distributions from realized gains                                            --          --         --          --        (.02)
                                                                          -----       -----      -----      ------      ------
Total distributions                                                        (.13)       (.09)      (.08)       (.07)       (.08)
                                                                          -----       -----      -----      ------      ------
Net asset value, end of period                                            $8.30       $7.54      $6.88      $ 6.24      $ 7.71
                                                                          -----       -----      -----      ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                    $367        $283       $171         $99         $56
Ratio of expenses to average daily net assets(b),(c)                       .50%        .49%       .50%        .50%        .49%
Ratio of net investment income (loss) to average daily net assets         1.65%       1.21%      1.31%       1.01%        .85%
Portfolio turnover rate (excluding short-term securities)                    5%        --%          5%         72%        137%
Total return(d)                                                          11.98%      10.84%     11.51%     (18.29%)    (24.96%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.56%, 0.57%, 0.64%, 0.82% and 1.31% for the years ended Aug. 31,
     2005, 2004, 2003, 2002 and 2001, respectively.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RiverSource VP - Select Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004(b)
Net asset value, beginning of period                                     $ 9.95       $9.98
                                                                         ------       -----
Income from investment operations:
Net investment income (loss)                                                .05         .02
Net gains (losses) (both realized and unrealized)                          1.55        (.03)
                                                                         ------       -----
Total from investment operations                                           1.60        (.01)
                                                                         ------       -----
Less distributions:
Dividends from net investment income                                       (.05)       (.02)
Distributions from realized gains                                          (.05)         --
                                                                         ------       -----
Total distributions                                                        (.10)       (.02)
                                                                         ------       -----
Net asset value, end of period                                           $11.45       $9.95
                                                                         ------       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $23          $9
Ratio of expenses to average daily net assets(c),(d)                      1.15%       1.15%(e)
Ratio of net investment income (loss) to average daily net assets          .45%        .50%(e)
Portfolio turnover rate (excluding short-term securities)                   31%         13%
Total return(f)                                                          16.18%       (.11%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 1.17% and 1.97% for the periods ended Aug. 31, 2005 and 2004, respectively.

(e)  Adjusted to an annual basis.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

--------------------------------------------------------------------------------
133   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $10.34      $10.46     $10.55      $10.34      $ 9.95
                                                                         ------      ------     ------      ------      ------
Income from investment operations:
Net investment income (loss)                                                .27         .25        .27         .34         .52
Net gains (losses) (both realized and unrealized)                          (.13)       (.07)      (.05)        .23         .39
                                                                         ------      ------     ------      ------      ------
Total from investment operations                                            .14         .18        .22         .57         .91
                                                                         ------      ------     ------      ------      ------
Less distributions:
Dividends from net investment income                                       (.27)       (.25)      (.27)       (.34)       (.52)
Distributions from realized gains                                            --        (.05)      (.04)       (.02)         --
                                                                         ------      ------     ------      ------      ------
Total distributions                                                        (.27)       (.30)      (.31)       (.36)       (.52)
                                                                         ------      ------     ------      ------      ------
Net asset value, end of period                                           $10.21      $10.34     $10.46      $10.55      $10.34
                                                                         ------      ------     ------      ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                    $484        $506       $479        $276        $106
Ratio of expenses to average daily net assets(b)                           .83%        .82%       .82%        .83%        .84%(c)
Ratio of net investment income (loss) to average daily net assets         2.67%       2.36%      2.47%       3.24%       4.94%
Portfolio turnover rate (excluding short-term securities)                  171%        135%       179%        292%         95%
Total return(d)                                                           1.43%       1.70%      2.06%       5.42%       9.29%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 0.87% for the year ended Aug. 31, 2001.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

RiverSource VP - Small Cap Advantage Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002        2001
Net asset value, beginning of period                                     $12.64      $11.25     $ 8.79      $10.13      $12.58
                                                                         ------      ------     ------      ------      ------
Income from investment operations:
Net investment income (loss)                                               (.04)       (.05)      (.02)       (.02)       (.01)
Net gains (losses) (both realized and unrealized)                          3.14        1.44       2.48       (1.32)      (2.09)
                                                                         ------      ------     ------      ------      ------
Total from investment operations                                           3.10        1.39       2.46       (1.34)      (2.10)
                                                                         ------      ------     ------      ------      ------
Less distributions:
Distributions from realized gains                                          (.63)         --         --          --        (.35)
                                                                         ------      ------     ------      ------      ------
Net asset value, end of period                                           $15.11      $12.64     $11.25     $  8.79      $10.13
                                                                         ------      ------     ------      ------      ------
Ratios/supplemental data
Net assets, end of period (in millions)                                    $235        $184       $102         $59         $49
Ratio of expenses to average daily net assets(b)                          1.07%       1.10%      1.19%       1.11%       1.16%(c)
Ratio of net investment income (loss) to average daily net assets         (.28%)      (.42%)     (.20%)      (.21%)      (.08%)
Portfolio turnover rate (excluding short-term securities)                  112%        104%       124%        156%        152%
Total return(d)                                                          24.88%      12.40%     27.96%     (13.28%)    (16.68%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 1.26% for the year ended Aug. 31, 2001.

(d) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
134   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

RiverSource VP - Small Cap Value Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002      2001(b)
Net asset value, beginning of period                                     $13.10      $11.39      $9.52       $9.84     $10.01
                                                                         ------      ------      -----       -----     ------
Income from investment operations:
Net investment income (loss)                                                .02        (.02)      (.03)       (.03)      (.01)
Net gains (losses) (both realized and unrealized)                          2.53        1.92       1.95        (.29)      (.16)
                                                                         ------      ------      -----       -----     ------
Total from investment operations                                           2.55        1.90       1.92        (.32)      (.17)
                                                                         ------      ------      -----       -----     ------
Less distributions:
Dividends from net investment income                                       (.01)         --       (.01)         --         --
Distributions from realized gains                                         (1.18)       (.19)      (.04)         --         --
                                                                         ------      ------      -----       -----     ------
Total distributions                                                       (1.19)       (.19)      (.05)         --         --
                                                                         ------      ------      -----       -----     ------
Net asset value, end of period                                           $14.46      $13.10     $11.39       $9.52      $9.84
                                                                         ------      ------      -----       -----     ------
Ratios/supplemental data
Net assets, end of period (in millions)                                    $412        $229       $134         $63         $5
Ratio of expenses to average daily net assets(c)                          1.28%       1.27%      1.55%       1.48%      1.50%(d),(e)
Ratio of net investment income (loss) to average daily net assets          .12%       (.20%)     (.43%)      (.67%)    (1.15%)(d)
Portfolio turnover rate (excluding short-term securities)                   65%         84%        87%         12%        --%
Total return(f)                                                          20.02%      16.78%     20.24%      (3.19%)    (1.77%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Aug. 14, 2001 (date the Fund became available) to Aug. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) Ameriprise Financial and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses would have been 6.86% for the period ended Aug. 31, 2001.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(g)  Not annualized.

RiverSource VP - Strategy Aggressive Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                               2005        2004       2003        2002       2001
Net asset value, beginning of period                                      $6.80       $6.99      $5.72      $ 8.29    $ 27.82
                                                                          -----       -----      -----      ------    -------
Income from investment operations:
Net investment income (loss)                                               (.04)       (.03)      (.03)       (.04)       .01
Net gains (losses) (both realized and unrealized)                          1.51        (.16)      1.30       (2.53)    (13.01)
                                                                          -----       -----      -----      ------    -------
Total from investment operations                                           1.47        (.19)      1.27       (2.57)    (13.00)
                                                                          -----       -----      -----      ------    -------
Less distributions:
Dividends from net investment income                                         --          --         --          --       (.02)
Distributions from realized gains                                            --          --         --          --      (6.51)
                                                                          -----       -----      -----      ------    -------
Total distributions                                                          --          --         --          --      (6.53)
                                                                          -----       -----      -----      ------    -------
Net asset value, end of period                                            $8.27       $6.80      $6.99      $ 5.72    $  8.29
                                                                          -----       -----      -----      ------    -------
Ratios/supplemental data
Net assets, end of period (in millions)                                    $687        $783       $969        $991     $1,815
Ratio of expenses to average daily net assets(b)                           .78%        .72%       .83%        .81%       .78%
Ratio of net investment income (loss) to average daily net assets         (.33%)      (.43%)     (.54%)      (.50%)      .10%
Portfolio turnover rate (excluding short-term securities)                   28%         53%        27%        180%       166%
Total return(c)                                                          21.58%      (2.67%)    22.16%     (30.97%)   (53.61%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
135   RIVERSOURCE VARIABLE PORTFOLIO FUNDS-- ANNUAL REPORT

Investments in Securities

RiverSource VP - Balanced Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (63.2%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (2.8%)
Boeing                                         98,124               $6,576,270
Empresa Brasileira de
  Aeronautica ADR                             218,511(c)             7,835,804
General Dynamics                               40,709                4,664,844
Goodrich                                       75,883                3,476,959
Honeywell Intl                                301,913               11,557,230
Lockheed Martin                               169,433               10,545,510
Northrop Grumman                              258,556               14,502,407
United Technologies                           205,255               10,262,750
Total                                                               69,421,774

Auto Components (0.1%)
Lear                                           36,332                1,369,716

Automobiles (0.1%)
General Motors                                 57,260(o)             1,957,719

Beverages (0.8%)
Coca-Cola                                      57,695                2,538,580
Coca-Cola Enterprises                         135,284                3,023,597
PepsiCo                                       273,201               14,985,075
Total                                                               20,547,252

Biotechnology (0.1%)
Biogen Idec                                    45,902(b)             1,934,769

Building Products (0.3%)
American Standard
  Companies                                    88,200                4,021,920
Masco                                         143,407                4,399,727
Total                                                                8,421,647

Capital Markets (3.0%)
Bank of New York                              343,625               10,504,616
E*TRADE Financial                             109,352(b)             1,749,632
Franklin Resources                             75,747                6,093,089
Investors Financial Services                  184,918                6,494,320
Legg Mason                                     36,014                3,764,543
Lehman Brothers Holdings                       90,350                9,546,381
Merrill Lynch & Co                            173,892                9,939,667
Morgan Stanley                                371,627               18,904,665
State Street                                  111,490                5,388,312
Total                                                               72,385,225

Chemicals (1.2%)
Dow Chemical                                  494,072               21,343,911
Eastman Chemical                               58,877                2,824,330
Lyondell Chemical                             148,999                3,844,174
RPM Intl                                       87,432                1,656,836
Total                                                               29,669,251

Commercial Banks (4.9%)
Bank of America                             1,192,451               51,311,166
Commerce Bancorp                              111,322(o)             3,753,778
PNC Financial
  Services Group                              144,244                8,110,840
Regions Financial                              74,465                2,436,495

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Banks (cont.)
US Bancorp                                    513,174              $14,994,944
Wachovia                                      337,537               16,748,586
Wells Fargo & Co                              380,351               22,676,527
Total                                                              120,032,336

Commercial Services & Supplies (0.4%)
Avery Dennison                                 64,885                3,467,454
Cendant                                       249,598                5,076,824
Total                                                                8,544,278

Communications Equipment (0.8%)
Cisco Systems                                 388,576(b)             6,846,709
Corning                                        81,610(b)             1,628,936
Motorola                                      209,939                4,593,465
Nokia ADR                                     463,885(c)             7,315,466
Total                                                               20,384,576

Computers & Peripherals (1.9%)
Dell                                          279,700(b)             9,957,320
EMC                                           437,615(b)             5,627,729
Hewlett-Packard                               558,544               15,505,181
Intl Business Machines                        187,335               15,102,948
Total                                                               46,193,178

Consumer Finance (0.9%)
Capital One Financial                         143,041               11,763,692
First Marblehead                               50,837(b,o)           1,470,714
MBNA                                          370,621                9,339,649
Total                                                               22,574,055

Containers & Packaging (0.3%)
Temple-Inland                                 183,872                7,077,233

Diversified Financial Services (3.3%)
Citigroup                                   1,184,765               51,857,164
Contax Participacoes ADR                       26,800(b,c)              17,447
JPMorgan Chase & Co                           852,211               28,881,431
Total                                                               80,756,042

Diversified Telecommunication Services (3.9%)
ALLTEL                                         40,993                2,541,156
BellSouth                                     602,336               15,835,413
Chunghwa Telecom ADR                          306,262(c)             5,895,544
Citizens Communications                       125,241                1,708,287
MCI                                           441,573               11,321,932
SBC Communications                            891,391               21,464,694
Sprint Nextel                                 761,978               19,758,090
Tele Norte Leste
  Participacoes ADR                            37,100(c)               557,984
Telewest Global                               111,724(b,c)           2,480,273
Verizon Communications                        416,059               13,609,290
Total                                                               95,172,663

Electric Utilities (2.0%)
Entergy                                       136,829               10,249,860
Exelon                                        266,322               14,352,092
FPL Group                                     120,810                5,205,703

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Electric Utilities (cont.)
PPL                                           173,954               $5,559,570
Southern                                      272,295                9,366,948
Xcel Energy                                   158,324                3,046,154
Total                                                               47,780,327

Electronic Equipment & Instruments (0.1%)
Flextronics Intl                              277,799(b,c)           3,628,055

Energy Equipment & Services (1.2%)
Cooper Cameron                                 59,549(b)             4,296,460
Halliburton                                   133,571                8,277,395
Schlumberger                                   34,583                2,982,092
Transocean                                    101,757(b)             6,007,733
Weatherford Intl                               99,232(b)             6,718,999
Total                                                               28,282,679

Food & Staples Retailing (0.6%)
CVS                                           132,731                3,898,309
Wal-Mart Stores                               229,040               10,297,639
Total                                                               14,195,948

Food Products (0.6%)
General Mills                                 161,819                7,463,093
Kellogg                                       152,613                6,917,947
Total                                                               14,381,040

Gas Utilities (0.2%)
ONEOK                                         156,507                5,321,238

Health Care Equipment & Supplies (0.7%)
Baxter Intl                                   207,049                8,350,286
Boston Scientific                              57,184(b)             1,537,106
Guidant                                        59,383                4,194,815
Hospira                                        89,099(b)             3,549,704
Total                                                               17,631,911

Health Care Providers & Services (0.8%)
Cardinal Health                                73,673                4,391,648
CIGNA                                          54,005                6,227,856
HCA                                           137,905                6,798,716
Medco Health Solutions                         51,154(b)             2,520,358
Total                                                               19,938,578

Hotels, Restaurants & Leisure (0.3%)
McDonald's                                    189,175(b)             6,138,729

Household Durables (0.1%)
Leggett & Platt                                68,331                1,654,294
Tempur-Pedic Intl                              45,158(b)               725,689
Total                                                                2,379,983

Household Products (1.3%)
Colgate-Palmolive                             148,129                7,776,773
Procter & Gamble                              237,015               13,149,592
Spectrum Brands                               372,393(b)            10,482,863
Total                                                               31,409,228

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
136   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Balanced Fund

Issuer                                         Shares                 Value(a)

Industrial Conglomerates (1.3%)
General Electric                              384,450              $12,921,365
Tyco Intl                                     652,022(c)            18,145,772
Total                                                               31,067,137

Insurance (3.5%)
ACE                                           400,141(c)            17,770,262
AFLAC                                          40,479                1,749,502
Allstate                                       65,413                3,676,865
American Intl Group                           565,400               33,471,679
Assurant                                       67,642                2,525,076
Chubb                                         138,877               12,076,744
Endurance Specialty
  Holdings                                     94,684(c)             3,474,903
First American                                 86,796                3,611,582
Hartford Financial
  Services Group                               97,882                7,150,280
Total                                                               85,506,893

Internet Software & Services (0.1%)
Google Cl A                                     4,327(b)             1,237,522

IT Services (0.5%)
Accenture Cl A                                103,481(b,c)           2,524,936
Affiliated Computer
  Services Cl A                               172,531(b)             8,962,986
Total                                                               11,487,922

Leisure Equipment & Products (0.1%)
Mattel                                        165,216                2,978,844

Machinery (0.6%)
Caterpillar                                   101,610                5,638,340
Illinois Tool Works                            33,772                2,846,304
Ingersoll-Rand Cl A                            38,202(c)             3,041,643
ITT Inds                                       28,160                3,072,819
Total                                                               14,599,106

Media (4.3%)
Comcast Cl A                                  241,454(b)             7,424,711
Comcast Special Cl A                          336,241(b)            10,147,753
EchoStar
  Communications Cl A                         103,514                3,098,174
Liberty Global Cl A                           113,964(b)             5,783,673
Liberty Media Cl A                          1,544,542(b)            12,835,144
News Corp Cl A                                143,150                2,320,462
NTL                                           231,856(b)            14,810,961
Time Warner                                   575,387               10,310,935
Tribune                                       186,779                7,017,287
Viacom Cl B                                   485,909               16,516,047
Vivendi Universal ADR                         159,143(c)             5,020,962
Walt Disney                                   372,512                9,383,577
Total                                                              104,669,686

Metals & Mining (0.3%)
Alcan                                         101,512(c)             3,354,972
Alcoa                                         130,755                3,502,926
Total                                                                6,857,898

Multi-Utilities & Unregulated Power (0.6%)
Dominion Resources                            199,874               15,286,364

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Multiline Retail (0.6%)
Federated Dept Stores                          51,646               $3,562,541
JC Penney                                      79,732                3,877,367
Target                                        147,465                7,926,244
Total                                                               15,366,152

Office Electronics (0.1%)
Xerox                                         116,381(b)             1,560,669

Oil & Gas (7.9%)
Anadarko Petroleum                            233,547               21,222,416
BP ADR                                        226,360(c)            15,478,497
Chevron                                       492,395               30,233,053
ConocoPhillips                                603,596               39,801,120
Devon Energy                                  122,189                7,425,426
Exxon Mobil                                 1,118,320               66,987,367
Newfield Exploration                          166,397(b)             7,857,266
Royal Dutch Shell
  Cl A ADR                                     69,710(c)             4,528,362
Total                                                              193,533,507

Paper & Forest Products (0.7%)
Bowater                                       162,164                5,031,949
Intl Paper                                    240,538                7,420,597
Weyerhaeuser                                   78,079                5,076,697
Total                                                               17,529,243

Personal Products (0.8%)
Avon Products                                 304,519                9,994,313
Gillette                                      155,665                8,385,674
Total                                                               18,379,987

Pharmaceuticals (2.3%)
Bristol-Myers Squibb                          185,597                4,541,559
GlaxoSmithKline ADR                            46,995(c)             2,289,596
Johnson & Johnson                              77,820                4,933,010
Merck & Co                                    193,246                5,455,335
Novartis ADR                                  116,774(c)             5,692,733
Pfizer                                        877,334               22,345,696
Schering-Plough                               296,728                6,352,946
Wyeth                                          92,454                4,233,469
Total                                                               55,844,344

Real Estate Investment Trust (0.7%)
Apartment Investment &
  Management Cl A                             102,005                4,070,000
Equity Office Properties Trust                319,995(o)            10,655,833
HomeBanc                                      179,813                1,433,110
Total                                                               16,158,943

Semiconductors & Semiconductor Equipment (1.3%)
Broadcom Cl A                                  68,947(b)             2,999,195
Credence Systems                              148,143(b)             1,314,028
Cypress Semiconductor                         507,833(b)             7,937,430
Freescale
  Semiconductor Cl A                          113,983(b)             2,721,914
Freescale
  Semiconductor Cl B                           37,409(b)               900,809

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Semiconductors & Semiconductor Equipment (cont.)
Intel                                         271,038               $6,971,097
MEMC Electronic Materials                     332,649(b)             5,608,462
Texas Instruments                              96,183                3,143,260
Total                                                               31,596,195

Software (0.8%)
Cadence Design Systems                        379,465(b)             6,075,235
Microsoft                                     351,985                9,644,388
Siebel Systems                                184,310                1,520,558
Symantec                                       67,586(b)             1,417,954
TIBCO Software                                109,415(b)               835,931
Total                                                               19,494,066

Specialty Retail (0.4%)
Gap                                           118,349                2,249,814
Home Depot                                    203,714                8,213,749
Total                                                               10,463,563

Thrifts & Mortgage Finance (2.0%)
Countrywide Financial                         507,733               17,156,298
Fannie Mae                                    344,500               17,583,280
Freddie Mac                                   192,062               11,596,704
Washington Mutual                              75,557                3,141,660
Total                                                               49,477,942

Tobacco (1.4%)
Altria Group                                  479,697               33,914,578

Wireless Telecommunication Services (0.2%)
Vodafone Group ADR                            218,522(c)             5,954,725

Total Common Stocks
(Cost: $1,324,957,472)                                          $1,540,494,716

Preferred Stocks & Other (--%)
Issuer                                         Shares                 Value(a)

Mexico Value Recovery Series D
  Rights                                    2,000,000(b,c)             $55,000
Mexico Value Recovery Series E
  Rights                                    2,000,000(b,c)              51,000
Paxson Communications
  13.25% Pay-in-kind                               --(e)                 1,160
Pegasus Satellite
  12.75% Cm Pay-in-kind Series B                    2(b,e,l)                16
Xerox
  6.25% Cv                                      5,390                  630,630

Total Preferred Stocks & Other
(Cost: $540,971)                                                      $737,806

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
137   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Balanced Fund

Bonds (36.4%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Sovereign (0.7%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%             6,661,000(c)            $8,622,596
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50              3,124,000(c)             5,861,554
United Mexican States
   09-27-34               6.75              1,684,000(c)             1,825,456
Total                                                               16,309,606

U.S. Government Obligations & Agencies (8.8%)
Federal Farm Credit Bank
   10-10-08               4.25              3,480,000                3,499,902
Federal Home Loan Bank
   05-22-06               2.88              7,120,000                7,067,241
   08-11-06               3.25             19,400,000               19,259,156
   04-18-08               4.13              1,240,000                1,242,634
Federal Home Loan Mtge Corp
   09-15-06               3.63              7,265,000                7,239,580
   06-15-08               3.88             18,465,000               18,371,198
   10-15-08               5.13              5,800,000                5,976,163
   03-18-09               3.76              2,790,000                2,756,417
   07-15-09               4.25                800,000                  803,487
   07-12-10               4.13             22,646,000               22,605,215
Federal Natl Mtge Assn
   05-15-08               6.00             13,985,000               14,672,545
U.S. Treasury
   02-15-07               2.25              5,000,000                4,889,845
   08-15-10               4.13                 65,000                   65,757
   05-15-15               4.13             19,480,000               19,605,549
   08-15-15               4.25             13,775,000               14,035,430
   08-15-23               6.25             32,588,000(n)            40,381,127
   02-15-26               6.00             16,650,000               20,418,361
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63              8,912,750(s)             8,902,131
Total                                                              211,791,738

Asset-Backed (1.6%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.74              5,183,061(d,m)           5,177,698
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                800,000(d)               783,729
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl A4 (FSA)
   02-12-09               3.55              1,500,000(g)             1,493,048
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              1,500,000(g)             1,483,359
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05              3,000,000(g)             2,986,407
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              2,200,000(d,g)           2,185,305
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10               2.84              1,000,000                  974,882
  Series 2005-1 Cl A4
   07-15-09               4.05              2,400,000                2,403,648

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (cont.)
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08%            $1,750,000               $1,738,275
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35                850,000                  852,350
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10              2,450,000                2,385,923
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              1,200,000                1,187,664
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              1,450,000(g)             1,434,877
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               5.51                675,000(d,m)             675,000
  Series 2004-2 Cl D
   10-20-10               6.86                450,000(d,m)             456,750
  Series 2004-2 Cl M
   10-20-10               4.00                800,000(m)               800,760
  Series 2005-1A Cl D
   03-21-11               5.51                400,000(d,m)             399,998
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              1,300,000                1,280,804
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              1,000,000                  989,640
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54              1,900,000                1,880,373
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49                925,000                  920,807
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                314,367(g)               313,682
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05              2,700,000(g)             2,686,392
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30              1,350,000                1,337,089
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54              2,750,000                2,722,115
Total                                                               39,550,575

Commercial Mortgage-Backed(f) (4.1%)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42               5.03              1,250,000                1,284,661
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16               3.74              2,000,000(d,m)           2,000,355

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed(f) (cont.)
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37               4.89%            $1,308,547               $1,322,439
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00              3,180,769                3,114,578
  Series 2004-T16 Cl A3
   02-13-46               4.03                960,000                  946,585
  Series 2005-PWR8 Cl A1
   06-11-41               4.21              2,448,130                2,441,862
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              3,322,914(d)             3,330,070
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30               5.68              1,700,000                1,793,535
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15              4,202,692(d)             4,187,795
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               3.79              1,660,000(d,m)           1,652,563
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49              1,890,234                1,892,931
  Series 2004-C1 Cl A2
   01-15-37               3.52              1,550,000                1,515,748
Federal Natl Mtge Assn
   08-25-12               4.72                320,000                  323,277
Federal Natl Mtge Assn #385717
   11-01-12               4.84              1,157,780                1,176,848
Federal Natl Mtge Assn #386599
   11-01-10               4.47                580,668                  578,288
Federal Natl Mtge Assn #555316
   02-01-13               4.87              1,730,709                1,768,955
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12              2,050,000                2,021,710
  Series 2005-C3 Cl A1
   07-10-45               4.59              1,630,000                1,642,192
  Series 2005-C3 Cl A2
   07-10-45               4.85              1,220,000                1,240,327
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35               4.77              2,650,000(d)             2,676,155
General Electric Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56              1,394,578                1,432,507
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55              1,700,000                1,696,444
  Series 2005-C1 Cl A1
   05-10-43               4.21              1,276,158                1,272,195

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
138   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Balanced Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed(f) (cont.)
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36               4.88%              $775,000                 $789,092
  Series 2005-GG3 Cl A1
   08-10-42               3.92              1,144,279                1,136,155
  Series 2005-GG3 Cl A3
   08-10-42               4.57              2,500,000                2,501,458
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38               4.96              1,500,000                1,529,135
  Series 2005-GG4 Cl A1
   07-10-39               4.37              2,130,849                2,132,127
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37              1,144,257                1,144,696
  Series 2003-CB6 Cl A2
   07-12-37               5.26              1,400,000                1,458,934
  Series 2003-LN1 Cl A1
   10-15-37               4.13              1,819,489                1,792,823
  Series 2003-ML1A Cl A1
   03-12-39               3.97              1,101,528                1,083,530
  Series 2004-CBX Cl A3
   01-12-37               4.18              1,000,000                  989,008
  Series 2004-CBX Cl A5
   01-12-37               4.65              1,500,000                1,506,407
  Series 2005-CB11 Cl A3
   08-12-37               5.20              1,750,000                1,810,813
  Series 2005-LDP2 Cl A1
   07-15-42               4.33              2,640,862                2,647,913
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              2,500,000                2,595,390
  Series 2002-C4 Cl A5
   09-15-31               4.85              1,000,000                1,016,750
  Series 2003-C8 Cl A2
   11-15-27               4.21              2,415,000                2,399,641
  Series 2003-C8 Cl A3
   11-15-27               4.83              1,625,000                1,647,523
  Series 2004-C2 Cl A3
   03-15-29               3.97              1,250,000                1,208,025
  Series 2004-C4 Cl A3
   06-15-29               5.16              1,150,000(m)             1,188,107
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,800,000                1,785,924
  Series 2004-C6 Cl A4
   08-15-29               4.58              1,550,000                1,555,506
  Series 2004-C7 Cl A2
   10-15-29               3.99              1,600,000                1,571,680
  Series 2004-C8 Cl A2
   12-15-29               4.20              2,000,000                1,982,240
  Series 2005-C3 Cl A1
   07-15-30               4.39              1,365,785                1,368,666
  Series 2005-C5 Cl A2
   09-15-40               4.89              1,625,000                1,649,018
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22              1,710,639                1,706,093

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed(f) (cont.)
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27%            $2,895,270               $2,769,259
  Series 2004-HQ4 Cl A5
   04-14-40               4.59              1,250,000                1,249,288
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,310,860                2,290,314
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              2,100,000                2,267,353
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67              1,562,571                1,526,981
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38              1,500,000                1,494,739
  Series 2005-C16 Cl A3
   10-15-41               4.62              2,000,000                2,005,669
Total                                                               97,112,277

Mortgage-Backed (13.4%)(f,q)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.27              1,853,989(i)             1,874,764
Banc of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.04              1,013,883(i)             1,000,186
  Series 2004-F Cl B1
   07-25-34               4.14              1,831,046(i)             1,816,746
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              1,949,172                1,976,382
  Series 2003-11 Cl 4A1
   01-25-19               4.75              1,333,412                1,329,814
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-10 Cl 13A1
   01-25-35               5.03              2,574,470(i)             2,579,659
Chaseflex Trust
  Series 2005-2 Cl 2A2
   06-25-35               6.50              3,215,359                3,308,807
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              1,481,669                1,473,230
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              2,125,435                2,227,808
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.63                973,578(i)               957,304
  Series 2005-R2 Cl 2A1
   06-25-35               7.00              2,852,108(d)             3,024,126
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.42              1,164,777(i)             1,146,550

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,g) (cont.)
Federal Home Loan Mtge Corp
   10-01-34               6.50%              $898,716                 $928,555
  Collateralized Mtge Obligation
   01-15-18               6.50              1,373,219                1,462,661
   02-15-27               5.00              2,700,000                2,732,637
   10-15-27               5.00              7,250,000                7,330,412
   06-15-28               5.00              4,500,000                4,555,260
   12-15-28               5.50              2,115,000                2,171,923
   02-15-33               5.50              2,274,787                2,358,484
  Interest Only
   02-15-14               7.40                805,214(k)                49,972
   07-15-17               0.92              2,817,955(k)               290,254
   08-01-20               8.00              3,589,506(k)               619,154
   10-15-22              14.56              3,386,869(k)               193,640
  Principal Only
   08-01-20               4.60              3,589,506(r)             2,949,066
Federal Home Loan Mtge Corp #A28602
   11-01-34               6.50              1,336,500                1,380,875
Federal Home Loan Mtge Corp #B10258
   10-01-18               5.00              3,774,142                3,806,099
Federal Home Loan Mtge Corp #B11835
   01-01-19               5.50                699,007                  714,570
Federal Home Loan Mtge Corp #C53878
   12-01-30               5.50              3,125,001                3,163,682
Federal Home Loan Mtge Corp #C65869
   04-01-32               6.00              1,885,820                1,934,017
Federal Home Loan Mtge Corp #C66871
   05-01-32               6.50              4,895,477                5,087,833
Federal Home Loan Mtge Corp #C71514
   07-01-32               6.50                200,232                  207,312
Federal Home Loan Mtge Corp #C77689
   03-01-33               6.50                613,463                  639,546
Federal Home Loan Mtge Corp #C90598
   10-01-22               6.50                674,364                  702,082
Federal Home Loan Mtge Corp #C90767
   12-01-23               6.00              3,424,655                3,527,718
Federal Home Loan Mtge Corp #D32310
   11-01-22               8.00                 23,505                   25,150
Federal Home Loan Mtge Corp #D55755
   08-01-24               8.00                 82,599                   88,625
Federal Home Loan Mtge Corp #D96300
   10-01-23               5.50                422,910                  430,481
Federal Home Loan Mtge Corp #D96348
   10-01-23               5.50              6,926,873                7,050,872
Federal Home Loan Mtge Corp #E01127
   02-01-17               6.50                462,357                  478,604
Federal Home Loan Mtge Corp #E01419
   05-01-18               5.50              1,968,038                2,011,854
Federal Home Loan Mtge Corp #E81009
   07-01-15               7.50                153,320                  162,135
Federal Home Loan Mtge Corp #E89496
   04-01-17               6.00              4,061,758                4,190,974
Federal Home Loan Mtge Corp #E96516
   05-01-13               4.50              1,480,055                1,478,049
Federal Home Loan Mtge Corp #E97591
   06-01-18               5.50                471,716                  483,093
Federal Home Loan Mtge Corp #E97855
   08-01-18               5.00              2,289,025                2,314,305

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
139   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Balanced Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,g) (cont.)
Federal Home Loan Mtge Corp #E98725
   08-01-18               5.00%            $4,673,221               $4,715,187
Federal Home Loan Mtge Corp #E99592
   10-01-18               5.00                234,472                  236,592
Federal Home Loan Mtge Corp #E99684
   10-01-18               5.00              2,190,374                2,210,353
Federal Home Loan Mtge Corp #G01410
   04-01-32               7.00                727,014                  760,709
Federal Home Loan Mtge Corp #G01535
   04-01-33               6.00              2,821,597                2,917,242
Federal Home Loan Mtge Corp #G30216
   04-01-22               6.50              5,874,977                6,118,665
Federal Natl Mtge Assn
   09-01-20               5.50              3,650,000(j)             3,727,563
   09-01-20               6.00              4,000,000(j)             4,127,500
   09-01-35               6.50              1,000,000(j)             1,033,125
   10-01-35               6.00              4,100,000(j)             4,189,688
  Collateralized Mtge Obligation
   12-25-26               8.00              1,100,840                1,169,593
  Interest Only
   12-25-12              13.29                672,830(k)                28,001
   12-25-22               8.27              1,071,392(k)               138,256
   12-25-31               1.19              2,294,144(k)               375,458
Federal Natl Mtge Assn #190899
   04-01-23               8.50                290,331                  313,122
Federal Natl Mtge Assn #190944
   05-01-24               6.00              1,095,200                1,125,645
Federal Natl Mtge Assn #190988
   06-01-24               9.00                178,308                  192,734
Federal Natl Mtge Assn #250322
   08-01-25               7.50                 25,121                   26,706
Federal Natl Mtge Assn #250384
   11-01-25               7.50                280,796                  298,511
Federal Natl Mtge Assn #250495
   03-01-26               7.00                407,720                  429,149
Federal Natl Mtge Assn #252381
   04-01-14               5.50              5,779,529                5,907,814
Federal Natl Mtge Assn #254259
   04-01-17               5.50                864,344                  883,577
Federal Natl Mtge Assn #254494
   08-01-22               7.00                359,876                  378,538
Federal Natl Mtge Assn #254675
   01-01-23               6.50                426,117                  443,753
Federal Natl Mtge Assn #254708
   02-01-23               7.00                597,202                  628,171
Federal Natl Mtge Assn #254916
   09-01-23               5.50              3,143,281                3,198,953
Federal Natl Mtge Assn #304279
   02-01-25               8.50                113,416                  123,726
Federal Natl Mtge Assn #309341
   05-01-25               8.50                164,970                  179,967
Federal Natl Mtge Assn #313049
   08-01-11               8.50                436,237                  461,340
Federal Natl Mtge Assn #323606
   03-01-29               6.50                 79,947                   82,988
Federal Natl Mtge Assn #440730
   12-01-28               6.00                289,399                  299,129

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,g) (cont.)
Federal Natl Mtge Assn #505122
   07-01-29               7.00%            $1,105,594               $1,160,399
Federal Natl Mtge Assn #50553
   04-01-22               8.00                131,369                  141,005
Federal Natl Mtge Assn #510587
   08-01-29               7.00                385,456                  404,563
Federal Natl Mtge Assn #540041
   02-01-29               7.00                761,587                  801,614
Federal Natl Mtge Assn #545684
   05-01-32               7.50                241,804                  256,410
Federal Natl Mtge Assn #545885
   08-01-32               6.50                415,845                  431,439
Federal Natl Mtge Assn #555375
   04-01-33               6.00              5,713,109                5,890,824
Federal Natl Mtge Assn #555376
   04-01-18               4.50              1,236,615                1,228,083
Federal Natl Mtge Assn #555458
   05-01-33               5.50              2,062,381                2,087,521
Federal Natl Mtge Assn #555734
   07-01-23               5.00              2,000,034                2,003,428
Federal Natl Mtge Assn #555740
   08-01-18               4.50              3,220,452                3,197,179
Federal Natl Mtge Assn #615135
   11-01-16               6.00                220,780                  228,028
Federal Natl Mtge Assn #616572
   03-01-17               6.50                926,450                  960,471
Federal Natl Mtge Assn #643381
   06-01-17               6.00                243,474                  251,486
Federal Natl Mtge Assn #645277
   05-01-32               7.00                145,905                  153,035
Federal Natl Mtge Assn #646446
   06-01-17               6.50                231,691                  240,183
Federal Natl Mtge Assn #650105
   08-01-17               6.50              1,091,345                1,131,347
Federal Natl Mtge Assn #662197
   09-01-32               6.50                514,184                  532,511
Federal Natl Mtge Assn #667604
   10-01-32               5.50                503,895                  509,663
Federal Natl Mtge Assn #670387
   08-01-32               7.00                378,228                  396,839
Federal Natl Mtge Assn #670461
   11-01-32               7.50                552,675                  585,974
Federal Natl Mtge Assn #670711
   10-01-32               7.00                670,188                  702,936
Federal Natl Mtge Assn #673179
   02-01-18               6.00                546,647                  564,635
Federal Natl Mtge Assn #676511
   12-01-32               7.00                385,733                  404,581
Federal Natl Mtge Assn #678397
   12-01-32               7.00              1,252,586                1,313,791
Federal Natl Mtge Assn #684601
   03-01-33               6.00              4,095,856                4,234,882
Federal Natl Mtge Assn #687736
   02-01-33               5.50              1,528,087                1,545,216
Federal Natl Mtge Assn #687887
   03-01-33               5.50              2,114,205                2,146,203
Federal Natl Mtge Assn #688002
   03-01-33               5.50              2,436,023                2,473,031

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,g) (cont.)
Federal Natl Mtge Assn #688034
   03-01-33               5.50%            $2,120,197               $2,150,407
Federal Natl Mtge Assn #689093
   07-01-28               5.50              1,132,483                1,146,212
Federal Natl Mtge Assn #694546
   03-01-33               5.50                994,756                1,005,907
Federal Natl Mtge Assn #694795
   04-01-33               5.50              4,343,379                4,409,314
Federal Natl Mtge Assn #701937
   04-01-33               6.00              2,215,916                2,270,281
Federal Natl Mtge Assn #703726
   02-01-33               5.00              3,562,894                3,539,877
Federal Natl Mtge Assn #703818
   05-01-33               6.00              2,455,575                2,519,875
Federal Natl Mtge Assn #709901
   06-01-18               5.00              2,155,886                2,174,536
Federal Natl Mtge Assn #710823
   05-01-33               5.50              2,470,805                2,506,031
Federal Natl Mtge Assn #720006
   07-01-33               5.50              2,584,846                2,613,822
Federal Natl Mtge Assn #720070
   07-01-23               5.50              2,907,228                2,958,719
Federal Natl Mtge Assn #720378
   06-01-18               4.50              2,953,266                2,932,890
Federal Natl Mtge Assn #725232
   03-01-34               5.00              7,754,480                7,723,694
Federal Natl Mtge Assn #725284
   11-01-18               7.00                339,176                  355,218
Federal Natl Mtge Assn #725431
   08-01-15               5.50                186,023                  190,115
Federal Natl Mtge Assn #725684
   05-01-18               6.00              3,987,177                4,118,317
Federal Natl Mtge Assn #725737
   08-01-34               4.53              6,088,215(i)             6,091,989
Federal Natl Mtge Assn #726940
   08-01-23               5.50                395,465                  400,926
Federal Natl Mtge Assn #730231
   08-01-23               5.50              2,766,909                2,815,914
Federal Natl Mtge Assn #737330
   09-01-18               5.50              2,101,606                2,149,589
Federal Natl Mtge Assn #737374
   09-01-18               5.50              2,544,358                2,605,632
Federal Natl Mtge Assn #747642
   11-01-28               5.50                440,366                  445,704
Federal Natl Mtge Assn #747784
   10-01-18               4.50                919,202                  912,861
Federal Natl Mtge Assn #753074
   12-01-28               5.50              2,252,878                2,280,190
Federal Natl Mtge Assn #753206
   01-01-34               6.00              1,771,118                1,814,570
Federal Natl Mtge Assn #755056
   12-01-23               5.50              2,319,773                2,360,859
Federal Natl Mtge Assn #755598
   11-01-28               5.00                722,413                  717,746
Federal Natl Mtge Assn #758947
   12-01-18               6.00                850,491                  878,031
Federal Natl Mtge Assn #761031
   01-01-34               5.00                592,241                  588,529

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
140   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Balanced Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,g) (cont.)
Federal Natl Mtge Assn #765760
   02-01-19               5.00%            $4,889,562               $4,928,098
Federal Natl Mtge Assn #766641
   03-01-34               5.00              2,667,257(j)             2,652,764
Federal Natl Mtge Assn #768117
   08-01-34               5.44              1,047,087(i)             1,064,695
Federal Natl Mtge Assn #775582
   05-01-34               6.50              4,374,590                4,521,144
Federal Natl Mtge Assn #790759
   09-01-34               4.84              2,859,523(i)             2,870,166
Federal Natl Mtge Assn #811925
   04-01-35               4.92              2,155,856(i)             2,170,467
Federal Natl Mtge Assn #815264
   05-01-35               5.25              4,062,061(i)             4,109,877
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.41              1,787,145(m)             1,822,941
  Series 2005-AA2 Cl 2A1
   04-25-35               5.43              2,124,329(m)             2,158,297
  Series 2005-AA3 Cl 3A1
   05-25-35               5.41              2,211,357(m)             2,235,350
Govt Natl Mtge Assn
   09-01-35               5.00              6,800,000(j)             6,821,250
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32               0.00                230,352(k)                24,699
Govt Natl Mtge Assn #604708
   10-15-33               5.50              2,244,367                2,289,957
Govt Natl Mtge Assn #780394
   12-15-08               7.00              1,043,570                1,074,520
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39              1,434,753(i)             1,416,372
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34              1,315,772(i)             1,329,746
Collateralized Mtge Obligation
Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35               4.50             66,926,694(i,k)             826,126
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.40              1,456,588(i)             1,437,506
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19               5.00              2,313,426                2,326,439
  Series 2004-4 Cl 2A1
   05-25-34               6.00              2,618,537                2,673,710
  Series 2004-7 Cl 8A1
   08-25-19               5.00              4,777,442                4,780,452
  Series 2004-8 Cl 7A1
   09-25-19               5.00              2,299,209                2,301,141
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-3AC Cl B1
   03-25-34               4.93              1,837,589(i)             1,831,856
  Series 2004-5 Cl B1
   05-25-34               4.61              1,320,626(i)             1,301,266

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,g) (cont.)
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50%            $4,786,529               $4,813,982
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07              2,400,000(i)             2,405,853
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                228,358                  222,885
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              2,341,769                2,415,609
Wells Fargo Mtge Backed Securities Trust
  Series 2005
   10-25-35               5.00              4,200,000(j)             4,221,656
  Series 2005-5 Cl 2A1
   05-25-35               5.50              3,883,237                3,937,747
  Series 2005-AR1 Cl 1A1
   02-25-35               4.56              9,875,595(i)             9,832,736
  Series 2005-AR4 Cl B1
   04-25-35               4.58                623,581(i)               606,477
Total                                                              325,037,841

Aerospace & Defense (--%)
L-3 Communications
   06-15-12               7.63                495,000                  524,700
   07-15-13               6.13                125,000                  126,250
Moog
  Sr Sub Nts
   01-15-15               6.25                 50,000                   50,000
Total                                                                  700,950

Automotive (0.1%)
DaimlerChrysler NA Holding
   11-15-13               6.50                735,000                  790,529
Ford Motor
   02-01-29               6.38                775,000                  566,512
Total                                                                1,357,041

Banking (1.9%)
Bank of America
  Sr Unsecured
   08-01-10               4.50              7,685,000                7,711,137
Bank United
   03-15-09               8.00              3,500,000                3,888,063
Banknorth Group
  Sr Nts
   05-01-08               3.75              3,385,000                3,348,137
Citigroup
   08-03-10               4.63             11,000,000               11,092,213
  Sr Nts
   05-29-15               4.70              1,085,000                1,083,742
HSBC Bank USA
  Sub Nts
   08-15-35               5.63              1,750,000                1,805,428
KFW Intl Finance
   10-17-05               2.50              6,250,000(c)             6,240,099

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Banking (cont.)
M&I Marshall & Ilsley Bank
  Sub Nts
   06-16-15               4.85%            $1,025,000               $1,032,148
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              8,420,000                9,248,730
Total                                                               45,449,697

Building Materials (--%)
Norcraft Companies LP/Finance
  Sr Sub Nts
  11-01-11                9.00                205,000                  215,250

Chemicals (--%)
Airgas
   10-01-11               9.13                225,000                  241,875
Compass Minerals Group
   08-15-11              10.00                305,000                  333,975
Georgia Gulf
  Sr Nts
   12-15-13               7.13                428,000                  444,050
MacDermid
   07-15-11               9.13                175,000                  188,125
Total                                                                1,208,025

Diversified Manufacturing (0.2%)
Tyco Intl Group
  02-15-11                6.75              5,385,000(c)             5,930,113

Electric (1.1%)
CMS Energy
  Sr Nts
   01-15-09               7.50                450,000                  474,750
Consumers Energy
  1st Mtge
   09-15-35               5.80              1,875,000                1,954,635
Dayton Power & Light
  1st Mtge
   10-01-13               5.13              1,175,000                1,210,004
Dominion Resources
   06-15-35               5.95              1,980,000                2,068,146
DPL
  Sr Nts
   09-01-11               6.88                975,000                1,067,625
Exelon
   06-15-35               5.63              1,515,000                1,524,920
IPALCO Enterprises
  Secured
   11-14-08               8.38                375,000                  402,188
   11-14-11               8.63                595,000                  669,375
NorthWestern Energy
  Secured
   11-01-14               5.88                215,000(d)               222,015
Ohio Edison
   06-15-09               5.65              1,425,000(d)             1,467,180
  Sr Nts
   05-01-15               5.45                425,000                  439,572

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
141   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Balanced Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Electric (cont.)
Ohio Power
  Sr Nts Series H
   01-15-14               4.85%            $2,530,000               $2,549,329
Pacific Gas & Electric
   03-01-34               6.05              1,605,000                1,758,743
Pacificorp
  1st Mtge
   06-15-35               5.25                985,000                  990,994
Potomac Edison
  1st Mtge
   11-15-14               5.35              1,035,000(d)             1,072,353
   08-15-15               5.13                890,000(d)               910,014
Southern California Edison
  1st Mtge
   07-15-35               5.35              2,035,000                2,078,079
Tenaska Alabama Partners LP
  Secured
   06-30-21               7.00                130,000(d)               135,615
Utilicorp Canada Finance
   06-15-11               7.75                675,000(c)               705,375
Westar Energy
  1st Mtge
   07-01-14               6.00              4,033,000                4,390,355
Total                                                               26,091,267

Entertainment (0.1%)
Time Warner
   05-15-29               6.63              1,715,000                1,865,693
United Artists Theatre
   07-01-15               9.30              1,579,696                1,563,899
Total                                                                3,429,592

Food and Beverage (0.1%)
Burns Philp Capital Property
  Sr Sub Nts
   02-15-11              10.75                250,000(c)               278,750
Cott Beverages
   12-15-11               8.00                310,000                  327,050
Kraft Foods
   06-01-12               6.25              1,840,000                2,019,297
Total                                                                2,625,097

Gaming (0.2%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                120,000                  127,800
   04-15-14               6.75                165,000                  168,506
Caesars Entertainment
  Sr Nts
   04-15-13               7.00                895,000                1,000,411
MGM MIRAGE
   10-01-09               6.00                265,000                  265,000
  Sr Nts
   02-27-14               5.88                115,000                  110,975
   07-15-15               6.63                770,000(d,j)             777,700
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                165,000                  167,063
  Sr Sub Nts
   04-01-12               8.00                310,000                  330,150

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Gaming (cont.)
Station Casinos
  Sr Nts
   04-01-12               6.00%              $345,000                 $347,588
  Sr Sub Nts
   03-01-16               6.88                540,000(d,j)             554,850
Total                                                                3,850,043

Gas Pipelines (0.1%)
ANR Pipeline
   03-15-10               8.88                440,000                  480,021
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                160,000(d)               158,800
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                410,000                  438,908
Southern Natural Gas
   03-15-10               8.88                290,000                  316,377
Southern Star Central
  Secured
   08-01-10               8.50                190,000                  205,200
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                400,000                  430,000
Total                                                                2,029,306

Health Care (0.2%)
Cardinal Health
   06-15-15               4.00              5,610,000                5,192,341
HCA
  Sr Nts
   03-15-14               5.75                340,000                  336,011
Triad Hospitals
  Sr Nts
   05-15-12               7.00                300,000                  310,500
Total                                                                5,838,852

Home Construction (0.1%)
DR Horton
   12-01-07               7.50                225,000                  237,301
   01-15-09               5.00                410,000                  408,548
  Sr Nts
   02-15-15               5.25              1,595,000                1,532,181
Meritage Homes
   03-15-15               6.25                130,000                  121,713
Standard-Pacific
  Sr Nts
   08-15-15               7.00                330,000                  325,050
Total                                                                2,624,793

Independent Energy (0.1%)
Chesapeake Energy
   01-15-15               7.75                450,000                  483,750
  Sr Nts
   06-15-14               7.50                 39,000                   42,120
  Sr Unsecured
   08-15-17               6.50                660,000(d)               673,200
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                180,000                  179,100

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Independent Energy (cont.)
Newfield Exploration
  Sr Nts
   03-01-11               7.63%               $50,000                  $54,500
  Sr Sub Nts
   08-15-12               8.38                880,000                  957,000
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                235,000                  250,275
Total                                                                2,639,945

Life Insurance (0.7%)
ASIF Global Financing XIX
  Secured
   01-17-13               4.90              2,030,000(d)             2,057,750
ING Security Life Institutional Funding
   01-15-10               4.25              4,065,000(d)             4,037,484
Metlife
  Sr Nts
   06-15-35               5.70              3,520,000                3,657,319
Metropolitan Life Global Funding I
  Sr Nts
   08-19-10               4.63                825,000(d)               831,422
Pricoa Global Funding I
   06-25-12               4.63              5,655,000(d)             5,665,478
Prudential Financial
   06-13-35               5.40              1,675,000                1,667,473
Total                                                               17,916,926

Lodging (--%)
Hilton Hotels
   12-01-12               7.63                495,000                  567,933
ITT
   11-15-15               7.38                225,000                  246,375
Total                                                                  814,308

Media Cable (0.1%)
Comcast
   03-15-11               5.50              1,845,000                1,907,637
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                180,000                  197,550
Videotron Ltee
   01-15-14               6.88                145,000(c)               148,988
Total                                                                2,254,175

Media Non Cable (0.2%)
Corus Entertainment
  Sr Sub Nts
   03-01-12               8.75                140,000(c)               150,500
Dex Media East LLC/Finance
   11-15-09               9.88                 75,000                   81,844
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                340,000                  367,625
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88                110,000                  110,000
Gray Television
   12-15-11               9.25                325,000                  351,813

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
142   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Balanced Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Non Cable (cont.)
Lamar Media
   01-01-13               7.25%              $165,000                 $173,663
  Sr Sub Nts
   08-15-15               6.63                285,000(d)               290,700
News America
   12-15-34               6.20              3,280,000                3,398,673
Quebecor Media
  Sr Nts
   07-15-11              11.13                 95,000(c)               104,500
Radio One
  Series B
   07-01-11               8.88                350,000                  374,062
Sun Media
   02-15-13               7.63                240,000(c)               253,500
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                300,000                  314,625
Total                                                                5,971,505

Metals (--%)
Peabody Energy
  Series B
  03-15-13                6.88                550,000                  572,688

Oil Field Services (0.1%)
Halliburton
   10-15-10               5.50              1,255,000                1,312,594
Key Energy Services
  Series C
   03-01-08               8.38                210,000                  217,350
Offshore Logistics
   06-15-13               6.13                 70,000                   68,250
Pride Intl
  Sr Nts
   07-15-14               7.38                140,000                  151,900
Total                                                                1,750,094

Other Financial Institutions (0.3%)
HSBC Finance
   06-30-15               5.00              5,535,000                5,563,820
Residential Capital
   06-30-10               6.38              2,340,000(d)             2,388,719
Total                                                                7,952,539

Packaging (--%)
Owens-Illinois Glass Container
   05-15-11               7.75                340,000                  360,400
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                155,000                  158,294
Total                                                                  518,694

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Paper (--%)
Crown Paper
  Sr Sub Nts
  09-01-05               11.00%            $1,000,000(b,h,l)               $--

Pharmaceuticals (--%)
Merck & Co
  03-01-15                4.75                505,000                  500,630

Property & Casualty (--%)
Willis Group North America
  07-15-15                5.63              1,180,000                1,198,148

Railroads (0.1%)
Union Pacific
   04-15-12               6.50                255,000                  281,276
   05-01-14               5.38              3,010,000                3,134,021
Total                                                                3,415,297

REIT (0.2%)
Archstone-Smith Operating Trust
   05-01-15               5.25              2,720,000                2,763,156
ERP Operating LP
   04-01-13               5.20                990,000                1,009,813
Simon Property Group LP
   06-15-15               5.10              1,715,000(d)             1,708,637
Total                                                                5,481,606

Retailers (0.1%)
Flooring America
  Series B
   10-15-07               9.25              1,849,000(b,h,l)                --
United Auto Group
   03-15-12               9.63                125,000                  134,219
Wal-Mart Stores
   09-01-35               5.25              1,940,000(j)             1,957,584
Total                                                                2,091,803

Transportation Services (0.1%)
ERAC USA Finance
  05-01-15                5.60              1,755,000(d)             1,812,575

Wireless (0.1%)
Nextel Communications
  Sr Nts Series E
   10-31-13               6.88                690,000                  739,040
US Cellular
  Sr Nts
   12-15-33               6.70              2,075,000                2,224,209
Total                                                                2,963,249

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Wirelines (1.6%)
BellSouth
  Sr Unsecured
   11-15-34               6.00%              $985,000               $1,039,908
Qwest
   03-15-12               8.88                350,000                  382,375
Sprint Capital
   01-30-11               7.63              9,430,000               10,777,764
   11-15-28               6.88                295,000                  338,054
Telecom Italia Capital
   09-30-34               6.00              2,225,000(c,d)           2,284,198
TELUS
   06-01-11               8.00              7,102,500(c)             8,261,649
Verizon Pennsylvania
  Series A
   11-15-11               5.65             14,270,000               14,921,711
Total                                                               38,005,659

Total Bonds
(Cost: $883,303,754)                                              $887,011,904

Short-Term Securities (3.2%)(p)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agency (1.2%)
Federal Natl Mtge Assn Disc Nt
  09-08-05                3.25%           $30,200,000              $30,178,190

Commercial Paper (2.0%)
Fairway Finance
   10-03-05               3.61             10,000,000(t)             9,967,000
HSBC Finance
   09-01-05               3.56             18,400,000               18,398,180
Ranger Funding
   09-26-05               3.56             15,000,000(t)            14,961,542
Windmill Funding
   09-01-05               3.42              5,000,000(t)             4,999,525
Total                                                               48,326,247

Total Short-Term Securities
(Cost: $78,511,936)                                                $78,504,437

Total Investments in Securities
(Cost: $2,287,314,133)(u)                                       $2,506,748,863

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
143   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Balanced Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2005, the value of foreign securities represented 6.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $53,598,234 or 2.2% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security description(s) to identify the insurer of the issue:

       AMBAC --     Ambac Assurance Corporation

       FSA   --     Financial Security Assurance

       MBIA  --     MBIA Insurance Corporation

(h)    Negligible market value.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(j) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $28,439,783.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2005.

(l) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2005, is as follows:

       Security                                 Acquisition              Cost
                                                   dates
       Crown Paper
         11.00% Sr Sub Nts 2005                  03-03-00            $580,109
       Flooring America
         9.25% Series B 2007              10-09-97 thru 12-17-02    2,058,360
       Pegasus Satellite
         12.75% Cm Pay-in-kind Series B          06-15-01               1,558

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(n) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

       Type of security                                         Notional amount

       Purchase contracts
       U.S. Long Bond, Dec. 2005, 20-year                         $12,200,000

       Sale contracts
       U.S. Treasury Note, Sept. 2005, 5-year                       7,100,000
       U.S. Treasury Note, Dec. 2005, 5-year                       31,400,000
       U.S. Treasury Note, Sept. 2005, 10-year                      6,100,000
       U.S. Treasury Note, Dec. 2005, 10-year                      61,600,000

(o) At Aug. 31, 2005, security was partially or fully on loan. See Note 6 to the financial statements.

(p) Cash collateral received from security lending activity is invested in short-term securities and represents 1.3% of net assets. See Note 6 to the financial statements. 1.9% of net assets is the Fund's cash equivalent position.

--------------------------------------------------------------------------------
144 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Balanced Fund

(q) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2005:

       Security                     Principal Settlement  Proceeds       Value
                                     amount      date    receivable
       Federal Natl Mtge Assn
         09-01-20 4.50%           $4,000,000    9-19-05 $3,920,625  $3,966,248
         09-01-20 5.00             6,405,000    9-19-05  6,399,996   6,449,034
         09-01-35 5.00             8,000,000    9-14-05  7,826,250   7,945,000
         09-01-35 5.50            17,000,000    9-14-05 16,972,969  17,170,000
       Federal Home Loan Mtge Corp
         09-01-35 6.50             5,000,000    9-14-05  5,156,250   5,164,060

(r) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2005.

(s) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(t) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $29,928,067 or 1.2% of net assets.

(u) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $2,300,814,408 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                   $253,768,394
       Unrealized depreciation                                    (47,833,939)
                                                                  -----------
       Net unrealized appreciation                               $205,934,455
                                                                 ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
145   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Cash Management Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Certificates of Deposit (5.2%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Certificate of Deposit
Barclays Bank
   06-01-06               3.46%            $5,000,000(c)            $4,999,627
Citibank
   09-16-05               3.41              5,000,000                5,000,000
   11-10-05               3.72              3,000,000                3,000,000
Credit Suisse First Boston NY
   02-14-06               3.76             10,000,000(c)            10,000,000
DEPFA Bank
   10-13-05               3.52              3,000,000                3,000,000
   11-09-05               3.72              5,000,000                5,000,000
SunTrust Banks
  05-12-06                3.73              5,000,000(c)             4,999,829

Total Certificates of Deposit
(Cost: $35,999,456)                                                $35,999,456

Commercial Paper (95.7%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (64.1%)
Alpine Securitization
   10-03-05               3.41%            $5,000,000(b)            $4,984,400
Amstel Funding
   09-07-05               2.85              6,800,000(b)             6,796,237
   09-19-05               3.18             10,000,000(b)             9,983,250
Amsterdam Funding
   09-14-05               3.26              4,000,000(b)             3,994,930
   10-12-05               3.53              8,000,000(b)             7,967,200
Beta Finance
   09-29-05               3.31              5,400,000                5,385,636
   10-20-05               3.47              5,500,000                5,473,649
   10-21-05               3.50             12,300,000               12,239,322
Bryant Park Funding LLC
   09-12-05               3.13              4,300,000(b)             4,295,520
   09-20-05               3.35              6,300,000(b)             6,288,296
   10-04-05               3.51              1,200,000(b)             1,196,040
   10-17-05               3.47              5,000,000(b)             4,977,447
   10-25-05               3.52              7,700,000(b)             7,658,767
CAFCO LLC
   09-02-05               1.70              3,100,000(b)             3,099,707
   09-27-05               3.42              3,000,000(b)             2,992,330
   10-07-05               3.53              8,100,000(b)             8,070,759
   10-25-05               3.55              7,000,000(b)             6,962,200
   11-02-05               3.67              2,400,000(b)             2,384,665
CC (USA)/Centari
   09-12-05               3.05              5,000,000                4,994,928
   09-15-05               3.21              5,600,000                5,592,508
   10-03-05               3.36              5,000,000                4,984,667

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (cont.)
CHARTA LLC
   09-08-05               3.02%            $5,000,000(b)            $4,996,646
   10-03-05               3.49              5,000,000(b)             4,984,044
   10-05-05               3.35              4,200,000(b)             4,186,355
   10-12-05               3.58              2,700,000(b)             2,688,776
   10-17-05               3.55              4,000,000(b)             3,981,549
   11-14-05               3.71              4,100,000(b)             4,068,522
Citibank Credit Card Dakota Notes
   10-19-05               3.50              5,200,000(b)             5,175,317
CRC Funding LLC
   09-21-05               3.29              3,400,000(b)             3,393,483
   09-23-05               3.38              3,000,000(b)             2,993,528
   10-14-05               3.55              6,000,000(b)             5,974,057
   10-18-05               3.58              2,700,000(b)             2,687,169
   11-01-05               3.65              3,500,000(b)             3,478,116
Dorado Finance
   09-12-05               3.05              5,000,000                4,994,928
   09-19-05               3.15              3,000,000                2,995,020
   10-24-05               3.55              2,300,000                2,287,810
   11-03-05               3.63              2,000,000                1,987,190
Edison Asset Securitization
   12-13-05               3.76              3,000,000(b)             2,967,727
Emerald Certificates MBNA MCCT
   09-01-05               3.22              5,300,000(b)             5,300,000
   09-27-05               3.31              9,000,000(b)             8,977,705
   11-08-05               3.71              5,000,000(b)             4,964,678
   11-16-05               3.76              5,000,000(b)             4,960,100
Fairway Finance
   01-03-06               3.64              5,000,000(c)             4,999,830
Falcon Asset Securitization
   09-13-05               3.16              9,800,000(b)             9,788,828
FCAR Owner Trust
   12-02-05               3.76              6,300,000                6,239,472
FCAR Owner Trust I
   09-07-05               2.85             11,000,000               10,993,913
   10-17-05               3.51             10,000,000                9,954,319
Five Finance
   11-28-05               3.76              2,800,000                2,774,196
Galaxy Funding
   09-16-05               3.15              3,300,000(b)             3,295,394
   10-06-05               3.49              2,200,000(b)             2,192,343
   10-27-05               3.56             11,500,000(b)            11,435,600
   10-28-05               3.57              4,300,000(b)             4,275,422
Grampian Funding LLC
   09-01-05               3.21              5,000,000(b)             5,000,000
   10-20-05               3.48              5,000,000(b)             4,975,976
   11-04-05               3.60              7,000,000(b)             6,954,827
   11-08-05               3.64              4,400,000(b)             4,369,498

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (cont.)
Greyhawk Funding LLC
   09-12-05               3.05%            $5,800,000(b)            $5,794,116
K2 (USA) LLC
   09-22-05               3.20             14,500,000               14,471,665
   09-26-05               3.29              2,300,000                2,294,553
   11-04-05               3.65              5,000,000                4,967,289
   01-17-06               3.52              3,500,000(c)             3,499,746
Nieuw Amsterdam
   09-09-05               3.10              5,000,000(b)             4,996,122
   09-28-05               3.45              2,200,000(b)             2,194,110
   10-21-05               3.50              2,300,000(b)             2,288,660
   10-24-05               3.52              7,500,000(b)             7,460,581
Old Line Funding
   10-05-05               3.52              7,500,000(b)             7,474,429
Scaldis Capital LLC
   10-24-05               3.52              7,400,000(b)             7,361,107
   10-31-05               3.56              5,700,000(b)             5,665,800
   11-08-05               3.66              3,900,000(b)             3,872,817
Sedna Finance
   10-27-05               3.61              3,000,000                2,982,967
   11-02-05               3.66              3,500,000                3,477,697
   11-23-05               3.75              4,800,000                4,758,389
   08-15-06               3.74             10,000,000(c)            10,000,000
Sigma Finance
   11-03-05               3.61              4,600,000                4,570,698
   03-20-06               3.57             15,000,000(c)            14,999,457
Thames Asset Global Securitization No 1
   09-20-05               3.37              9,900,000(b)             9,881,504
Variable Funding Capital
   09-06-05               2.82              3,500,000(b)             3,498,357
   09-21-05               3.28              8,500,000(b)             8,483,756
White Pine Finance LLC
   02-10-06               3.53              5,500,000(c)             5,499,512
   03-15-06               3.53              5,000,000(c)             4,999,399
Windmill Funding
   11-02-05               3.65              3,000,000(b)             2,980,935
Total                                                              444,088,462

Banking (14.6%)
DekaBank Deutsche Girozentrale
   08-18-06               3.61              4,000,000(c)             4,000,000
DEPFA Bank
   06-15-06               3.42             10,000,000(c)            10,000,000
Nordea Bank
   09-06-05               2.82             12,900,000               12,893,944
   09-26-05               3.28              4,200,000                4,190,083
Northern Rock
   10-14-05               3.48              5,000,000(b)             4,978,799
   10-26-05               3.54              5,800,000(b)             5,768,277
   02-03-06               3.54              5,000,000(c)             5,000,000
   07-07-06               3.41             10,700,000(c)            10,700,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
146   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Cash Management Fund

Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Banking (cont.)
Skandinaviska Enskilda Banken
   09-18-06               3.58%           $10,000,000(c)           $10,000,000
   12-31-40               3.55              5,000,000(c)             5,000,000
Societe Generale North America
   09-06-05               2.73              3,500,000                3,498,410
   12-14-05               3.77              7,800,000                7,715,275
Wells Fargo Bank
   09-01-06               3.49              5,000,000(c)             5,000,000
Westpac Banking
   07-11-06               3.40             10,700,000(c)            10,700,000
Westpac Capital
   11-14-05               3.61              2,000,000                1,985,077
Total                                                              101,429,865

Brokerage (7.7%)
Bear Stearns Companies
   09-08-05               2.99              2,500,000                2,498,342
   11-07-05               3.66             10,000,000                9,931,325
   09-15-06               3.58              5,000,000(c)             5,000,000
   09-28-06               3.68              5,000,000(c)             5,000,000
Goldman Sachs Group
   05-24-06               3.61              5,000,000(b,c)           5,000,000
   05-25-06               3.54              5,000,000(b,c)           5,000,000
   09-15-06               3.56              5,000,000(c)             5,000,000

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Brokerage (cont.)
Lehman Brothers Holdings
   06-22-06               3.70%            $8,000,000(c)            $8,000,000
Merrill Lynch & Co
   02-03-06               3.60              5,000,000(c)             5,000,000
Morgan Stanley & Co
   10-05-05               3.55              3,000,000                2,989,687
Total                                                               53,419,354

Foreign Local Government (0.7%)
Westdeutsche Landesbank Girozentrale
  09-08-06                3.58              5,000,000(c)             5,000,000

Life Insurance (3.8%)
Irish Life & Permanent
   10-11-05               3.46              7,000,000(b)             6,972,545
   10-13-05               3.46              5,000,000(b)             4,979,408
   10-27-05               3.55              5,000,000(b)             4,972,078
   11-14-05               3.73              2,600,000(b)             2,579,958
   11-15-05               3.68              2,200,000(b)             2,183,042
   09-21-06               3.64              5,000,000(c)             4,999,490
Total                                                               26,686,521

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Non Captive Consumer (2.5%)
SLM
   03-15-06               3.57%            $7,500,000(c)            $7,500,000
   08-18-06               3.61             10,000,000(c)            10,000,000
Total                                                               17,500,000

Other Financial Institutions (0.7%)
HSBC Finance
  09-25-06                3.63              5,000,000(c)             5,000,000

Pharmaceuticals (0.7%)
Eli Lilly Services
  09-01-06                3.72              5,000,000                5,000,000

Total Commercial Paper
(Cost: $658,124,202)                                              $658,124,202

Total Investments in Securities
(Cost: $694,123,658)(d)                                           $694,123,658

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $324,103,809 or 47.1% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) Also represents the cost of securities for federal income tax purposes at Aug. 31, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
147   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Core Bond Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Bonds (93.4%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Sovereign (1.7%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%               409,000(c)              $529,446
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50                180,000(c)               337,734
United Mexican States
   09-27-34               6.75                115,000(c)               124,660
Total                                                                  991,840

U.S. Government Obligations & Agencies (28.3%)
Federal Farm Credit Bank
   10-10-08               4.25                225,000                  226,287
Federal Home Loan Bank
   09-22-05               2.13                275,000                  274,761
   08-11-06               3.25                850,000                  843,829
Federal Home Loan Mtge Corp
   09-15-06               3.63                895,000                  891,868
   06-15-08               3.88                870,000                  865,580
   10-15-08               5.13                185,000                  190,619
   03-18-09               3.76                125,000                  123,495
   07-12-10               4.13                962,000                  960,267
Federal Natl Mtge Assn
   05-15-07               3.88              1,250,000                1,247,275
   05-15-08               6.00                580,000                  608,515
   02-15-09               3.25              1,215,000                1,182,083
U.S. Treasury
   11-30-06               2.88                 75,000                   74,150
   08-15-07               2.75                815,000                  798,478
   07-15-10               3.88              1,375,000                1,375,054
   08-15-10               4.13                670,000                  677,799
   02-15-15               4.00                630,000                  628,154
   05-15-15               4.13                125,000                  125,806
   08-15-15               4.25                485,000                  494,169
   08-15-23               6.25              1,522,000(h)             1,885,973
   02-15-26               6.00              1,958,000                2,401,151
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63                534,765(m)               534,128
Total                                                               16,409,441

Asset-Backed (3.2%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.74                297,301(d,j)             296,993
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                 50,000(d,e)              48,983
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl A4 (FSA)
   02-12-09               3.55                100,000(e)                99,537
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00                 50,000(e)                49,445
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05                150,000(e)               149,320

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (cont.)
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29%              $100,000(d,e)             $99,332
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10               2.84                 50,000                   48,744
  Series 2005-1 Cl A4
   07-15-09               4.05                125,000                  125,190
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08                100,000                   99,330
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35                 50,000                   50,138
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
   03-15-12               4.15                 25,000(e)                24,972
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53                 50,000                   49,486
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                 50,000(e)                49,479
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               4.00                 50,000(j)                50,048
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                 60,000                   59,114
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                 50,000                   49,482
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54                 75,000                   74,225
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49                 55,000                   54,751
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05                150,000(e)               149,244
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11               3.17                 54,603                   53,841
  Series 2004-3 Cl A3
   03-17-09               3.30                 50,000                   49,522
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54                100,000                   98,986
Total                                                                1,830,162

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed(f) (10.4%)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42               5.03%               $75,000                  $77,080
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37               4.89                 60,163                   60,802
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42               4.57                100,000                  100,224
  Series 2004-T16 Cl A3
   02-13-46               4.03                195,000                  192,275
  Series 2005-PWR8 Cl A1
   06-11-41               4.21                146,888                  146,512
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46                166,146(d)               166,503
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A1
   05-15-19               5.25                156,978                  161,341
  Series 2002-FX1 Cl A2
   11-15-30               5.68                100,000                  105,502
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15                186,786(d)               186,124
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               3.79                 50,000(d,j)              49,776
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49                246,550                  246,903
  Series 2004-C1 Cl A2
   01-15-37               3.52                 50,000                   48,895
Federal Natl Mtge Assn
   08-25-12               4.72                100,000                  101,024
Federal Natl Mtge Assn #385717
   11-01-12               4.84                 96,536                   98,126
Federal Natl Mtge Assn #386599
   11-01-10               4.47                 24,195                   24,095
Federal Natl Mtge Assn #386768
   01-01-11               4.23                 97,757                   96,848
Federal Natl Mtge Assn #555806
   10-01-13               5.11                185,613                  192,679
Federal Natl Mtge Assn #735029
   09-01-13               5.28                148,338                  154,483
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56                 60,634                   62,283
  Series 2004-C2 Cl A2
   03-10-40               4.12                 50,000                   49,310
  Series 2005-C1 Cl A5
   06-10-48               4.77                100,000                  100,988

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
148   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Core Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed(f) (cont.)
GE Capital Commercial Mtge (cont.)
  Series 2005-C3 Cl A1
   07-10-45               4.59%              $110,000                 $110,823
  Series 2005-C3 Cl A2
   07-10-45               4.85                 80,000                   81,333
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35               4.77                175,000(d)               176,727
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55                100,000                   99,791
  Series 2005-C1 Cl A1
   05-10-43               4.21                 73,625                   73,396
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76                125,000                  126,299
  Series 2004-GG1 Cl A5
   06-10-36               4.88                 50,000                   50,909
  Series 2005-GG3 Cl A1
   08-10-42               3.92                 45,771                   45,446
  Series 2005-GG3 Cl A3
   08-10-42               4.57                150,000                  150,088
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38               4.96                 75,000                   76,457
  Series 2005-GG4 Cl A1
   07-10-39               4.37                123,887                  123,961
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37                 66,015                   66,040
  Series 2003-CB6 Cl A2
   07-12-37               5.26                 50,000                   52,105
  Series 2003-LN1 Cl A1
   10-15-37               4.13                113,718                  112,051
  Series 2003-ML1A Cl A1
   03-12-39               3.97                 45,897                   45,147
  Series 2004-C2 Cl A2
   05-15-41               5.26                100,000(j)               103,020
  Series 2004-CBX Cl A3
   01-12-37               4.18                 50,000                   49,450
  Series 2004-CBX Cl A5
   01-12-37               4.65                 50,000                   50,214
  Series 2005-CB11 Cl A3
   08-12-37               5.20                100,000                  103,475
  Series 2005-LDP2 Cl A1
   07-15-42               4.33                244,524                  245,177
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56                 60,000                   60,074
  Series 2003-C8 Cl A2
   11-15-27               4.21                180,000                  178,855
  Series 2003-C8 Cl A3
   11-15-27               4.83                100,000                  101,386
  Series 2004-C2 Cl A3
   03-15-29               3.97                 50,000                   48,321
  Series 2004-C4 Cl A3
   06-15-29               5.16                 50,000(j)                51,657

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed(f) (cont.)
JPMorgan Chase Commercial Mtge Securities (cont.)
  Series 2004-C6 Cl A2
   08-15-29               4.19%              $100,000                  $99,218
  Series 2004-C6 Cl A4
   08-15-29               4.58                125,000                  125,444
  Series 2004-C7 Cl A2
   10-15-29               3.99                 50,000                   49,115
  Series 2004-C8 Cl A2
   12-15-29               4.20                 75,000                   74,334
  Series 2005-C3 Cl A1
   07-15-30               4.39                 73,167                   73,321
  Series 2005-C5 Cl A2
   09-15-40               4.89                100,000                  101,478
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22                 97,751                   97,491
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27                136,491                  130,551
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                 75,000                   74,957
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98                125,000                  134,962
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67                 86,810                   84,832
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38                100,000                   99,649
  Series 2005-C16 Cl A3
   10-15-41               4.62                100,000                  100,283
Total                                                                6,049,610

Mortgage-Backed (32.6%)(f,i)
Adjustable Rate Mtge Trust
  Series 2005-3 Cl 7A1
   07-25-35               5.10                141,670(g)               142,579
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 4A1
   01-25-19               4.75                 80,813                   80,595
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-10 Cl 13A1
   01-25-35               5.03                152,723(g)               153,031
  Series 2004-12 Cl 3A1
   02-25-35               5.19                101,963(g)               102,441
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                 49,389                   49,108
  Series 2005-6CB Cl 1A1
   04-25-35               7.50                116,782                  122,407
Countrywide Home Loans
  Series 2005-R2 Cl 2A1
   06-25-35               7.00                175,880(d)               186,488

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,i) (cont.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18               6.50%               $70,421                  $75,008
   10-15-27               5.00                300,000                  303,306
   06-15-28               5.00                275,000                  278,377
   12-15-28               5.50                125,000                  128,364
  Collateralized Mtge Obligation
  Interest Only
   07-15-17               0.92                304,644(k)                31,379
   08-01-20               8.00                247,552(k)                42,700
  Collateralized Mtge Obligation
  Principal Only
   08-01-20               4.60                250,000(l)               205,395
Federal Home Loan Mtge Corp #B11452
   12-01-18               6.00                192,300                  198,419
Federal Home Loan Mtge Corp #B11835
   01-01-19               5.50                155,335                  158,793
Federal Home Loan Mtge Corp #B12280
   02-01-19               5.50                190,762                  195,009
Federal Home Loan Mtge Corp #C46101
   08-01-29               6.50                386,707                  401,316
Federal Home Loan Mtge Corp #C90613
   01-01-23               5.00                 64,546                   64,640
Federal Home Loan Mtge Corp #C90683
   06-01-23               5.00                127,834                  128,018
Federal Home Loan Mtge Corp #C90767
   12-01-23               6.00                 67,150                   69,171
Federal Home Loan Mtge Corp #D96348
   10-01-23               5.50                192,220                  195,661
Federal Home Loan Mtge Corp #G01410
   04-01-32               7.00                111,848                  117,032
Federal Natl Mtge Assn
   09-01-20               5.00                550,000(b)               553,781
   09-01-20               5.50                540,000(b)               551,475
   09-01-20               6.00                500,000(b)               515,938
   09-01-35               5.50                300,000(b)               303,000
   10-01-35               6.00              1,550,000(b)             1,583,906
Federal Natl Mtge Assn #252440
   05-01-29               7.00                221,249                  232,216
Federal Natl Mtge Assn #254560
   11-01-32               5.00                 27,860                   27,756
Federal Natl Mtge Assn #255788
   06-01-15               5.50                437,208                  447,727
Federal Natl Mtge Assn #323715
   05-01-29               6.00                101,214                  103,912
Federal Natl Mtge Assn #545869
   07-01-32               6.50                 61,654                   64,098
Federal Natl Mtge Assn #545874
   08-01-32               6.50                182,344                  189,422
Federal Natl Mtge Assn #555340
   04-01-33               5.50                185,968                  188,792
Federal Natl Mtge Assn #615135
   11-01-16               6.00                239,178                  247,030
Federal Natl Mtge Assn #650009
   09-01-31               7.50                 56,312                   59,794
Federal Natl Mtge Assn #667604
   10-01-32               5.50                229,043                  231,665

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
149   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Core Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,i) (cont.)
Federal Natl Mtge Assn #677089
   01-01-33               5.50%              $221,820                 $224,358
Federal Natl Mtge Assn #677695
   02-01-33               6.50                469,842                  488,994
Federal Natl Mtge Assn #683116
   02-01-33               6.00                390,907                  400,504
Federal Natl Mtge Assn #704610
   06-01-33               5.50                223,297                  225,800
Federal Natl Mtge Assn #720378
   06-01-18               4.50                 73,832                   73,322
Federal Natl Mtge Assn #724867
   06-01-18               5.00                144,526                  145,781
Federal Natl Mtge Assn #725232
   03-01-34               5.00                484,655                  482,731
Federal Natl Mtge Assn #725284
   11-01-18               7.00                 60,567                   63,432
Federal Natl Mtge Assn #725431
   08-01-15               5.50                128,291                  131,114
Federal Natl Mtge Assn #725719
   07-01-33               4.85                 88,237(g)                87,741
Federal Natl Mtge Assn #725737
   08-01-34               4.53                 95,877(g)                95,937
Federal Natl Mtge Assn #735160
   12-01-34               4.40                 95,811(g)                95,614
Federal Natl Mtge Assn #743455
   10-01-18               5.50                254,541                  260,236
Federal Natl Mtge Assn #743579
   11-01-33               5.50                140,538                  142,113
Federal Natl Mtge Assn #747784
   10-01-18               4.50                259,775                  257,982
Federal Natl Mtge Assn #749745
   11-01-18               4.50                339,933                  337,587
Federal Natl Mtge Assn #753074
   12-01-28               5.50                176,006                  178,140
Federal Natl Mtge Assn #759330
   01-01-19               6.50                170,852                  177,109
Federal Natl Mtge Assn #759342
   01-01-34               6.50                139,528                  144,983
Federal Natl Mtge Assn #761031
   01-01-34               5.00                225,563                  224,149
Federal Natl Mtge Assn #763754
   02-01-29               5.50                179,973                  182,067
Federal Natl Mtge Assn #765760
   02-01-19               5.00                174,200                  175,573
Federal Natl Mtge Assn #790759
   09-01-34               4.84                219,963(g)               220,782
Federal Natl Mtge Assn #791447
   10-01-34               6.00                480,789                  492,209
Federal Natl Mtge Assn #794958
   10-01-19               6.00                266,454                  275,173
Federal Natl Mtge Assn #800137
   11-01-34               6.50                197,085                  203,687
Federal Natl Mtge Assn #811925
   04-01-35               4.92                143,724(g)               144,698
Federal Natl Mtge Assn #815264
   05-01-35               5.25                386,863(g)               391,417
Federal Natl Mtge Assn #829227
   08-01-35               6.00                500,000                  511,884

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,i) (cont.)
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.41%               $72,945(j)               $74,406
  Series 2005-AA2 Cl 2A1
   04-25-35               5.44                111,807                  113,595
  Series 2005-AA3 Cl 3A1
   05-25-35               5.42                113,987                  115,224
  Series 2005-AA4 Cl B1
   06-25-35               5.39                129,935                  132,106
Govt Natl Mtge Assn
   09-01-35               5.00                100,000(b)               100,313
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34                 66,904(g)                67,614
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19               5.00                137,360                  138,132
  Series 2004-4 Cl 2A1
   05-25-34               6.00                106,157                  108,394
  Series 2004-7 Cl 8A1
   08-25-19               5.00                 57,989                   58,026
  Series 2004-8 Cl 7A1
   09-25-19               5.00                 89,290                   89,365
  Series 2005-3 Cl 1A2
   04-25-35               5.50                300,000                  303,618
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-5 Cl B1
   05-25-34               4.61                 99,670(g)                98,209
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                186,488                  187,558
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07                125,000(g)               125,305
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                258,519                  252,322
  Series 2005-AR11 Cl A1B1
   08-25-45               3.93                300,000(g)               300,000
  Series 2005-AR8 Cl 2AB1
   07-25-45               3.89                442,828(g)               442,690
Wells Fargo Mtge Backed Securities Trust
  Series 2005
   10-25-35               5.00                275,000(b)               276,418
  Series 2005-5 Cl 2A1
   05-25-35               5.50                194,162                  196,887
  Series 2005-AR1 Cl 1A1
   02-25-35               4.56                160,765(g)               160,068
Total                                                               18,905,116

Automotive (0.2%)
DaimlerChrysler NA Holding
   11-15-13               6.50                 45,000                   48,400
Lear
  Series B
   08-01-14               5.75                 65,000                   57,769
Total                                                                  106,169

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Banking (4.1%)
Bank of America
  Sr Unsecured
   08-01-10               4.50%              $520,000                 $521,769
Banknorth Group
  Sr Nts
   05-01-08               3.75                155,000                  153,312
Citigroup
   08-03-10               4.63                700,000                  705,867
  Sr Nts
   05-29-15               4.70                105,000                  104,878
KFW Intl Finance
   10-17-05               2.50                225,000(c)               224,644
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                615,000                  675,531
Total                                                                2,386,001

Diversified Manufacturing (0.7%)
Tyco Intl Group
  02-15-11                6.75                345,000(c)               379,924

Electric (2.1%)
Consumers Energy
  1st Mtge
   09-15-35               5.80                125,000                  130,309
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                 60,000                   61,787
Dominion Resources
   06-15-35               5.95                115,000                  120,120
Exelon
   06-15-35               5.63                 90,000                   90,589
Ohio Power
  Sr Nts Series H
   01-15-14               4.85                155,000                  156,184
Pacific Gas & Electric
   03-01-34               6.05                 85,000                   93,142
Pacificorp
  1st Mtge
   06-15-35               5.25                 55,000                   55,335
Potomac Edison
  1st Mtge
   08-15-15               5.13                120,000(d)               122,699
Southern California Edison
  1st Mtge
   07-15-35               5.35                120,000                  122,540
Westar Energy
  1st Mtge
   07-01-14               6.00                230,000                  250,380
Total                                                                1,203,085

Entertainment (0.2%)
Time Warner
  05-15-29                6.63                115,000                  125,105

Food and Beverage (0.2%)
Kraft Foods
  06-01-12                6.25                 85,000                   93,283

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
150   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Core Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Health Care (0.6%)
Cardinal Health
  06-15-15                4.00%              $353,000                 $326,720

Life Insurance (1.8%)
ASIF Global Financing XIX
  Secured
   01-17-13               4.90                135,000(d)               136,845
ING Security Life Institutional Funding
   01-15-10               4.25                220,000(d)               218,511
Metlife
  Sr Nts
   06-15-35               5.70                215,000                  223,387
Metropolitan Life Global Funding I
  Sr Nts
   08-19-10               4.63                100,000(d)               100,778
Pricoa Global Funding I
   06-25-12               4.63                250,000(d)               250,464
Prudential Financial
   06-13-35               5.40                100,000                   99,551
Total                                                                1,029,536

Media Cable (0.2%)
Comcast
  03-15-11                5.50                125,000                  129,244

Media Non Cable (0.3%)
News America
  12-15-34                6.20                190,000                  196,874

Oil Field Services (0.1%)
Halliburton
  10-15-10                5.50                 80,000                   83,671

Other Financial Institutions (0.9%)
HSBC Finance
   06-30-15               5.00                360,000                  361,875
Residential Capital
   06-30-10               6.38                155,000(d)               158,227
Total                                                                  520,102

Pharmaceuticals (--%)
Merck & Co
  03-01-15                4.75                 25,000                   24,784

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Property & Casualty (0.1%)
Willis Group North America
  07-15-15                5.63%               $70,000                  $71,077

Railroads (0.4%)
Union Pacific
   04-15-12               6.50                 20,000                   22,061
   05-01-14               5.38                180,000                  187,416
Total                                                                  209,477

REITS (0.6%)
Archstone-Smith Operating Trust
   05-01-15               5.25                170,000                  172,697
ERP Operating LP
   04-01-13               5.20                 60,000                   61,201
Simon Property Group LP
   06-15-15               5.10                115,000(d)               114,573
Total                                                                  348,471

Retailers (0.2%)
Wal-Mart Stores
  09-01-35                5.25                130,000(b)               131,178

Transportation Services (0.2%)
ERAC USA Finance
  05-01-15                5.60                 90,000(d)                92,953

Wireless (0.2%)
US Cellular
  Sr Nts
  12-15-33                6.70                115,000                  123,269

Wirelines (4.1%)
BellSouth
  Sr Unsecured
   11-15-34               6.00                 65,000                   68,623
Sprint Capital
   01-30-11               7.63                560,000                  640,037
   11-15-28               6.88                 40,000                   45,838
Telecom Italia Capital
   09-30-34               6.00                135,000(c,d)             138,592

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Wirelines (cont.)
TELUS
   06-01-11               8.00%              $395,000(c)              $459,465
Verizon Pennsylvania
  Series A
   11-15-11               5.65                960,000                1,003,843
Total                                                                2,356,398

Total Bonds
(Cost: $53,812,827)                                                $54,123,490

Short-Term Securities (14.1%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agencies (9.7%)
Federal Home Loan Bank Disc Nt
   09-23-05               3.48%              $700,000                 $698,448
Federal Home Loan Mtge Corp Disc Nts
   09-06-05               3.43              2,500,000                2,498,571
   09-20-05               3.43              1,000,000                  998,100
Federal Natl Mtge Assn Disc Nts
   09-08-05               3.25                900,000                  899,350
   10-05-05               3.49                500,000                  498,308
Total                                                                5,592,777

Commercial Paper (4.4%)
General Electric Capital
   09-01-05               3.56              1,100,000                1,099,891
Rabobank USA Financial
   09-09-05               3.50              1,500,000                1,498,688
Total                                                                2,598,579

Total Short-Term Securities
(Cost: $8,192,141)                                                  $8,191,356

Total Investments in Securities
(Cost: $62,004,968)(n)                                             $62,314,846

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,907,593.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2005, the value of foreign securities represented 3.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $2,544,568 or 4.4% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

       AMBAC --    Ambac Assurance Corporation

       FGIC  --    Financial Guaranty Insurance Company

       FSA   --    Financial Security Assurance

       MBIA  --    MBIA Insurance Corporation

--------------------------------------------------------------------------------
151   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Core Bond Fund

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

       Type of security                                       Notional amount

       Purchase contracts
       U.S. Long Bond, Dec. 2005, 20-year                          $1,000,000

       Sale contracts
       U.S. Treasury Note, Sept. 2005, 5-year                         800,000
       U.S. Treasury Note, Sept. 2005, 10-year                        100,000
       U.S. Treasury Note, Dec. 2005, 5-year                        2,700,000
       U.S. Treasury Note, Dec. 2005, 10-year                       1,600,000

(i) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2005:

       Security              Principal  Settlement   Proceeds           Value
                                amount     date    receivable
       Federal Natl Mtge Assn
         09-01-20 4.50%        $50,000    9-19-05     $49,008         $49,578
         09-01-35 5.00         500,000    9-14-05     489,140         496,563

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2005.

(l) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2005.

(m) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $62,028,410 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                      $ 479,699
       Unrealized depreciation                                       (193,263)
                                                                     --------
       Net unrealized appreciation                                  $ 286,436
                                                                    ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
152   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Diversified Bond Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Bonds (99.1%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Sovereign (1.8%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%            13,364,000(c)           $17,299,561
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50              6,159,000(c)            11,556,118
United Mexican States
   09-27-34               6.75              3,591,000(c)             3,892,644
Total                                                               32,748,323

U.S. Government Obligations & Agencies (26.7%)
Federal Farm Credit Bank
   10-10-08               4.25              7,115,000                7,155,691
Federal Home Loan Bank
   09-22-05               2.13             12,775,000               12,763,891
   05-22-06               2.88             19,005,000               18,864,173
   08-11-06               3.25             12,875,000               12,781,528
   04-18-08               4.13              3,310,000                3,317,030
Federal Home Loan Mtge Corp
   09-15-06               3.63              9,085,000                9,053,212
   06-15-08               3.88             33,800,000               33,628,296
   10-15-08               5.13             23,060,000               23,760,401
   03-18-09               3.76              5,110,000                5,048,491
   07-12-10               4.13             30,380,000               30,325,286
Federal Natl Mtge Assn
   04-13-06               2.15             20,300,000               20,076,984
   02-15-09               3.25             45,124,000               43,901,501
U.S. Treasury
   11-15-05               5.75              7,461,000                7,493,351
   12-31-05               1.88             10,255,000               10,194,516
   11-30-06               2.88              6,520,000                6,446,141
   08-15-07               3.25             29,000,000               28,683,958
   05-15-15               4.13             30,350,000(r)            30,545,606
   08-15-15               4.25             23,355,000               23,796,550
   08-15-23               6.25            109,797,000(p)           136,053,963
   02-15-26               6.00              4,610,000                5,653,372
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63             17,784,756(h)            17,763,567
Total                                                              487,307,508

Asset-Backed (4.1%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.74             10,197,772(d,m)          10,187,220
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85              1,333,333(d,l)           1,333,251
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76              1,500,000(d,l)           1,469,492

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (cont.)
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl A4 (FSA)
   02-12-09               3.55%            $1,000,000(l)              $995,365
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              2,750,000(l)             2,719,492
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05              5,800,000(l)             5,773,720
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              3,900,000(d,l)           3,873,949
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10               2.84              2,000,000                1,949,764
  Series 2005-1 Cl A4
   07-15-09               4.05              5,200,000                5,207,904
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08              3,100,000                3,079,230
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35              1,600,000                1,604,423
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10                300,000                  292,154
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              2,200,000                2,177,384
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              2,500,000(l)             2,473,925
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               5.51              1,625,000(d,m)           1,625,000
  Series 2004-2 Cl D
   10-20-10               6.86                850,000(d,m)             862,750
  Series 2004-2 Cl M
   10-20-10               4.00              1,600,000(m)             1,601,520
  Series 2005-1A Cl D
   03-21-11               5.51                900,000(d,m)             899,997
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              2,500,000                2,463,085
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              1,500,000                1,484,461
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54              3,400,000                3,364,878
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49              1,815,000                1,806,773

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (cont.)
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86%              $628,734(l)              $627,363
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05              5,000,000(l)             4,974,800
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30              8,200,000                8,121,577
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54              4,500,000                4,454,370
Total                                                               75,423,847

Commercial Mortgage-Backed(f) (10.6%)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42               5.03              2,250,000                2,312,389
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16               3.74              3,800,000(d,m)           3,800,675
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37               4.89              2,316,279                2,340,869
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                358,766                  351,300
  Series 2004-PWR5 Cl A3
   07-11-42               4.57              1,790,000                1,794,017
  Series 2004-T16 Cl A3
   02-13-46               4.03              2,140,000                2,110,097
  Series 2005-PWR8 Cl A1
   06-11-41               4.21              4,798,334                4,786,050
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              5,221,721(d)             5,232,965
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30               5.68              3,275,000                3,455,193
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15              7,471,452(d)             7,444,967
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               3.79              3,400,000(d,m)           3,384,768
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49              4,355,756                4,361,970
  Series 2004-C1 Cl A2
   01-15-37               3.52              1,750,000                1,711,328
Federal Natl Mtge Assn #385683
   02-01-13               4.83              3,136,681                3,194,557

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
153   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed(f) (cont.)
Federal Natl Mtge Assn #385717
   11-01-12               4.84%            $2,312,028               $2,350,107
Federal Natl Mtge Assn #386599
   11-01-10               4.47              1,064,558                1,060,195
Federal Natl Mtge Assn #555316
   02-01-13               4.87                981,380                1,003,067
Federal Natl Mtge Assn #555806
   10-01-13               5.11                976,911                1,014,102
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56              2,425,352                2,491,317
  Series 2004-C2 Cl A2
   03-10-40               4.12              5,150,000                5,078,930
  Series 2005-C1 Cl A5
   06-10-48               4.77              2,200,000                2,221,741
  Series 2005-C3 Cl A1
   07-10-45               4.59              3,350,000                3,375,056
  Series 2005-C3 Cl A2
   07-10-45               4.85              2,520,000                2,561,987
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35               4.77              5,625,000(d)             5,680,518
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55              3,235,000                3,228,233
  Series 2005-C1 Cl A1
   05-10-43               4.21              3,239,479                3,229,418
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76              3,200,000                3,233,245
  Series 2004-GG1 Cl A5
   06-10-36               4.88              1,625,000                1,654,547
  Series 2005-GG3 Cl A1
   08-10-42               3.92              2,105,474                2,090,525
  Series 2005-GG3 Cl A3
   08-10-42               4.57              5,000,000                5,002,917
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38               4.96              3,000,000                3,058,270
  Series 2005-GG4 Cl A1
   07-10-39               4.37              4,013,925                4,016,333
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37              2,464,555                2,465,499
  Series 2003-CB6 Cl A1
   07-12-37               4.39              3,825,953                3,806,823
  Series 2003-CB6 Cl A2
   07-12-37               5.26              2,500,000                2,605,240
  Series 2003-LN1 Cl A1
   10-15-37               4.13              2,274,361                2,241,029
  Series 2003-ML1A Cl A1
   03-12-39               3.97              1,927,675                1,896,177
  Series 2004-C2 Cl A2
   05-15-41               5.26              1,000,000(m)             1,030,201
  Series 2004-CBX Cl A3
   01-12-37               4.18              1,950,000                1,928,566
  Series 2004-CBX Cl A5
   01-12-37               4.65              3,000,000                3,012,815

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed(f) (cont.)
JPMorgan Chase Commercial Mtge Securities (cont.)
  Series 2005-CB11 Cl A3
   08-12-37               5.20%            $3,150,000               $3,259,464
  Series 2005-LDP2 Cl A1
   07-15-42               4.33              5,086,104                5,099,684
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              3,590,000                3,726,980
  Series 2002-C4 Cl A5
   09-15-31               4.85              3,000,000                3,050,250
  Series 2003-C8 Cl A2
   11-15-27               4.21              4,600,000                4,570,744
  Series 2003-C8 Cl A3
   11-15-27               4.83              4,550,000                4,613,063
  Series 2004-C2 Cl A3
   03-15-29               3.97              2,200,000                2,126,124
  Series 2004-C4 Cl A3
   06-15-29               5.16              2,100,000(m)             2,169,587
  Series 2004-C6 Cl A2
   08-15-29               4.19              3,175,000                3,150,172
  Series 2004-C6 Cl A4
   08-15-29               4.58              2,925,000                2,935,391
  Series 2004-C7 Cl A2
   10-15-29               3.99              3,200,000                3,143,360
  Series 2004-C8 Cl A2
   12-15-29               4.20              3,700,000                3,667,144
  Series 2005-C3 Cl A1
   07-15-30               4.39              2,731,569                2,737,333
  Series 2005-C5 Cl A2
   09-15-40               4.89              3,350,000                3,399,513
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22              3,250,213                3,241,578
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              6,121,427                5,855,003
  Series 2004-HQ4 Cl A5
   04-14-40               4.59              2,400,000                2,398,632
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,836,055                2,810,840
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              7,185,000                7,757,587
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67              2,821,310                2,757,049
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A3
   10-15-41               4.62              3,500,000                3,509,921
Total                                                              193,597,422

Mortgage-Backed(f,n) (35.5%)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.27              3,416,339(k)             3,454,621
  Series 2005-3 Cl 7A1
   07-25-35               5.10              1,133,361(k)             1,140,631

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,n) (cont.)
Banc of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.04%            $1,755,749(k)            $1,732,029
  Series 2004-F Cl B1
   07-25-34               4.14              3,167,216(k)             3,142,480
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              3,537,386                3,586,768
  Series 2003-11 Cl 4A1
   01-25-19               4.75              2,525,401                2,518,587
  Series 2004-3 Cl 1A1
   04-25-34               6.00              6,163,685                6,317,777
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-10 Cl 13A1
   01-25-35               5.03              5,301,663(k)             5,312,349
  Series 2004-12 Cl 3A1
   02-25-35               5.19              3,677,772(k)             3,694,984
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              2,679,351                2,664,090
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              4,059,347                4,254,869
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.62              1,997,084(k)             1,963,701
  Series 2005-R2 Cl 2A1
   06-25-35               7.00              5,704,216(d)             6,048,252
CS First Boston Mtge Securities
  Series 2003-29 Cl 8A1
   11-25-18               6.00              2,684,246                2,736,051
  Series 2004-AR5 Cl CB1
   06-25-34               4.42              2,056,946(k)             2,024,758
Federal Home Loan Mtge Corp
   10-01-34               6.50              1,120,323                1,157,520
  Collateralized Mtge Obligation
   01-15-18               6.50              2,570,384                2,737,801
   06-15-20               8.00                 13,031                   13,005
   03-15-22               7.00              1,736,403                1,733,484
   02-15-27               5.00              5,500,000                5,566,483
   10-15-27               5.00             13,400,000               13,548,600
   06-15-28               5.00              8,400,000                8,503,152
   12-15-28               5.50              4,175,000                4,287,366
   02-15-33               5.50              5,849,099                6,064,307
  Interest Only
   02-15-14               7.40              1,811,731(i)               112,436
   08-01-20               8.00              7,154,257(i)             1,234,038
   10-15-22              14.56              5,644,782(i)               322,733
  Principal Only
   08-01-20               4.60              7,154,257(j)             5,877,794
Federal Home Loan Mtge Corp #B11452
   12-01-18               6.00              1,888,192                1,948,272
Federal Home Loan Mtge Corp #C00356
   08-01-24               8.00                156,033                  167,416
Federal Home Loan Mtge Corp #C14412
   09-01-28               6.00              1,636,107                1,680,385
Federal Home Loan Mtge Corp #C53878
   12-01-30               5.50              1,357,887                1,374,695

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
154   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,n) (cont.)
Federal Home Loan Mtge Corp #C59161
   10-01-31               6.00%            $4,249,834               $4,358,452
Federal Home Loan Mtge Corp #C79930
   06-01-33               5.50              3,726,959                3,771,796
Federal Home Loan Mtge Corp #C80198
   08-01-24               8.00                104,801                  112,446
Federal Home Loan Mtge Corp #C80253
   01-01-25               9.00                 72,295                   79,709
Federal Home Loan Mtge Corp #C90767
   12-01-23               6.00              5,976,359                6,156,214
Federal Home Loan Mtge Corp #D95319
   03-01-22               6.00                569,409                  586,737
Federal Home Loan Mtge Corp #D96300
   10-01-23               5.50                422,910                  430,481
Federal Home Loan Mtge Corp #E01127
   02-01-17               6.50              4,068,739                4,211,717
Federal Home Loan Mtge Corp #E01419
   05-01-18               5.50              2,031,353                2,076,579
Federal Home Loan Mtge Corp #E77557
   06-01-14               6.50                369,808                  383,037
Federal Home Loan Mtge Corp #E96516
   05-01-13               4.50              1,769,631                1,767,232
Federal Home Loan Mtge Corp #E97591
   06-01-18               5.50                470,606                  481,957
Federal Home Loan Mtge Corp #E98725
   08-01-18               5.00              6,377,310                6,434,579
Federal Home Loan Mtge Corp #E99684
   10-01-18               5.00              4,928,341                4,973,294
Federal Home Loan Mtge Corp #G01108
   04-01-30               7.00              3,318,798(g)             3,474,334
Federal Home Loan Mtge Corp #G01427
   12-01-31               6.50                835,089                  865,023
Federal Home Loan Mtge Corp #G01535
   04-01-33               6.00                705,399                  729,311
Federal Home Loan Mtge Corp #G10198
   05-01-07               9.00                 54,664                   55,409
Federal Home Loan Mtge Corp #G30225
   02-01-23               6.00              7,377,434                7,601,943
Federal Natl Mtge Assn
   03-01-15               6.00              4,332,185                4,474,567
   09-01-20               5.00              6,205,000(g)             6,247,659
   09-01-20               5.50             15,000,000(g)            15,318,750
   09-01-20               6.00             17,000,000(g)            17,541,876
   12-01-33               6.50             10,840,772               11,217,927
   07-01-34               6.50              4,853,185                5,015,771
   10-01-35               6.00             16,700,000(g)            17,065,313
  Collateralized Mtge Obligation
   12-25-26               8.00              2,259,619                2,400,743
  Interest Only
   12-25-12              13.29              1,513,868(i)                63,001
   12-25-22               8.27              2,142,783(i)               276,511
   12-25-31               1.19              2,380,258(i)               389,551
Federal Natl Mtge Assn #125032
   11-01-21               8.00                 31,572                   33,854
Federal Natl Mtge Assn #125474
   02-01-27               7.50                940,619                  999,339
Federal Natl Mtge Assn #190764
   09-01-07               8.50                107,246                  107,875

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,n) (cont.)
Federal Natl Mtge Assn #190899
   04-01-23               8.50%              $414,746                 $447,304
Federal Natl Mtge Assn #190988
   06-01-24               9.00                441,495                  477,216
Federal Natl Mtge Assn #253883
   08-01-16               6.00                928,006                  958,471
Federal Natl Mtge Assn #254224
   02-01-17               7.00              1,431,892                1,499,560
Federal Natl Mtge Assn #254560
   11-01-32               5.00              4,082,971                4,067,666
Federal Natl Mtge Assn #254675
   01-01-23               6.50                183,849                  191,458
Federal Natl Mtge Assn #254906
   10-01-18               4.50              6,535,641                6,490,549
Federal Natl Mtge Assn #254916
   09-01-23               5.50              5,534,908                5,632,939
Federal Natl Mtge Assn #255788
   06-01-15               5.50              6,864,034                7,029,171
Federal Natl Mtge Assn #303727
   02-01-11               6.00                156,055                  160,845
Federal Natl Mtge Assn #442411
   11-01-28               6.50              2,045,430                2,123,256
Federal Natl Mtge Assn #445254
   12-01-13               5.50              2,818,163                2,880,159
Federal Natl Mtge Assn #446964
   10-01-28               6.00              4,338,667                4,454,284
Federal Natl Mtge Assn #450370
   01-01-29               6.50              2,232,967                2,317,929
Federal Natl Mtge Assn #484820
   04-01-14               5.50                 18,152                   18,552
Federal Natl Mtge Assn #50553
   04-01-22               8.00                121,106                  129,989
Federal Natl Mtge Assn #510587
   08-01-29               7.00                192,728                  202,282
Federal Natl Mtge Assn #545339
   11-01-31               6.50                144,267                  150,365
Federal Natl Mtge Assn #545342
   04-01-13               7.00              2,383,860                2,458,506
Federal Natl Mtge Assn #545869
   07-01-32               6.50              1,972,922                2,051,143
Federal Natl Mtge Assn #545885
   08-01-32               6.50              4,158,449                4,314,391
Federal Natl Mtge Assn #545910
   08-01-17               6.00              2,270,754                2,351,245
Federal Natl Mtge Assn #555375
   04-01-33               6.00             12,695,797               13,090,721
Federal Natl Mtge Assn #555376
   04-01-18               4.50                269,579                  267,719
Federal Natl Mtge Assn #555458
   05-01-33               5.50             13,994,728               14,165,323
Federal Natl Mtge Assn #555734
   07-01-23               5.00              3,960,068                3,966,787
Federal Natl Mtge Assn #555740
   08-01-18               4.50              2,377,001                2,359,823
Federal Natl Mtge Assn #609621
   11-01-31               7.00              3,402,761                3,570,206
Federal Natl Mtge Assn #617746
   08-01-32               6.50                313,110                  324,270

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,n) (cont.)
Federal Natl Mtge Assn #626720
   01-01-17               6.00%              $233,453                 $241,117
Federal Natl Mtge Assn #630599
   05-01-32               7.00              4,558,118                4,780,842
Federal Natl Mtge Assn #634367
   03-01-17               6.50              1,415,020                1,469,865
Federal Natl Mtge Assn #640961
   06-01-32               7.50                371,410                  393,787
Federal Natl Mtge Assn #646938
   06-01-32               7.00              2,242,301                2,351,866
Federal Natl Mtge Assn #647549
   08-01-17               6.00              2,157,074                2,228,055
Federal Natl Mtge Assn #650159
   10-01-32               6.50              3,221,741                3,361,384
Federal Natl Mtge Assn #652600
   02-01-18               5.50              7,868,452                8,043,529
Federal Natl Mtge Assn #667604
   10-01-32               5.50              7,438,465                7,523,603
Federal Natl Mtge Assn #667721
   03-01-33               6.00              2,527,263                2,594,014
Federal Natl Mtge Assn #667787
   02-01-18               5.50              1,065,657                1,089,321
Federal Natl Mtge Assn #669925
   09-01-17               6.50              3,296,105                3,428,708
Federal Natl Mtge Assn #670382
   09-01-32               6.00              7,980,500                8,176,428
Federal Natl Mtge Assn #670387
   08-01-32               7.00              1,113,755                1,168,556
Federal Natl Mtge Assn #672289
   12-01-17               5.50                654,282                  670,064
Federal Natl Mtge Assn #678028
   09-01-17               6.00                679,858                  702,230
Federal Natl Mtge Assn #683116
   02-01-33               6.00                390,907                  400,504
Federal Natl Mtge Assn #684585
   02-01-33               5.50                657,119                  665,248
Federal Natl Mtge Assn #684586
   03-01-33               6.00              2,446,718                2,513,216
Federal Natl Mtge Assn #684601
   03-01-33               6.00              1,499,576                1,550,477
Federal Natl Mtge Assn #687051
   01-01-33               6.00              6,571,307                6,727,496
Federal Natl Mtge Assn #687302
   11-01-32               7.00                780,443                  818,578
Federal Natl Mtge Assn #687736
   02-01-33               5.50              3,397,188                3,435,270
Federal Natl Mtge Assn #688691
   03-01-33               5.50                859,117                  868,748
Federal Natl Mtge Assn #689093
   07-01-28               5.50              1,981,845                2,005,871
Federal Natl Mtge Assn #694316
   03-01-18               5.50              2,467,739                2,524,930
Federal Natl Mtge Assn #694546
   03-01-33               5.50              2,233,589                2,258,628
Federal Natl Mtge Assn #694628
   04-01-33               5.50              2,917,227                2,958,810
Federal Natl Mtge Assn #694795
   04-01-33               5.50              3,691,873                3,747,917

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
155   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,n) (cont.)
Federal Natl Mtge Assn #694988
   03-01-33               5.50%            $7,585,066               $7,678,588
Federal Natl Mtge Assn #695202
   03-01-33               6.50              2,883,909                2,984,241
Federal Natl Mtge Assn #695220
   04-01-33               5.50                187,986                  190,093
Federal Natl Mtge Assn #695387
   04-01-18               5.00              1,377,762                1,393,049
Federal Natl Mtge Assn #705096
   06-01-18               5.00                647,697                  653,288
Federal Natl Mtge Assn #709901
   06-01-18               5.00              3,521,281                3,551,743
Federal Natl Mtge Assn #711501
   05-01-33               5.50              1,799,842                1,827,182
Federal Natl Mtge Assn #712109
   04-01-18               5.00              1,807,435                1,827,459
Federal Natl Mtge Assn #720006
   07-01-33               5.50              5,037,137                5,093,603
Federal Natl Mtge Assn #720378
   06-01-18               4.50              4,303,031                4,273,343
Federal Natl Mtge Assn #723687
   08-01-28               5.50              2,741,898                2,775,138
Federal Natl Mtge Assn #725232
   03-01-34               5.00             15,024,305               14,964,656
Federal Natl Mtge Assn #725284
   11-01-18               7.00                193,815                  202,982
Federal Natl Mtge Assn #725684
   05-01-18               6.00              6,997,104                7,227,243
Federal Natl Mtge Assn #725719
   07-01-33               4.85              3,750,087(k)             3,729,011
Federal Natl Mtge Assn #725737
   08-01-34               4.53              3,595,402(k)             3,597,632
Federal Natl Mtge Assn #726940
   08-01-23               5.50                 79,093                   80,185
Federal Natl Mtge Assn #730153
   08-01-33               5.50                729,348                  737,524
Federal Natl Mtge Assn #730231
   08-01-23               5.50              8,148,027                8,292,340
Federal Natl Mtge Assn #731075
   07-01-18               5.50                170,921                  174,961
Federal Natl Mtge Assn #731417
   09-01-18               5.50              2,126,394                2,175,116
Federal Natl Mtge Assn #732094
   08-01-18               5.50                145,819                  149,199
Federal Natl Mtge Assn #735160
   12-01-34               4.40              2,491,093(k)             2,485,961
Federal Natl Mtge Assn #737330
   09-01-18               5.50              1,752,975                1,792,998
Federal Natl Mtge Assn #742840
   10-01-18               5.50              1,615,410                1,651,856
Federal Natl Mtge Assn #743262
   10-01-18               5.00              3,471,315                3,498,337
Federal Natl Mtge Assn #743455
   10-01-18               5.50              6,132,783                6,270,000
Federal Natl Mtge Assn #747584
   11-01-28               5.50              4,705,739                4,762,787
Federal Natl Mtge Assn #753919
   12-01-33               4.95              4,175,469(k)             4,191,905

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,n) (cont.)
Federal Natl Mtge Assn #756844
   02-01-19               5.00%            $2,919,713               $2,941,733
Federal Natl Mtge Assn #759342
   01-01-34               6.50              1,088,315                1,130,867
Federal Natl Mtge Assn #761031
   01-01-34               5.00                601,501                  597,731
Federal Natl Mtge Assn #765758
   02-01-19               5.00              3,304,594                3,330,638
Federal Natl Mtge Assn #765760
   02-01-19               5.00                348,400                  351,145
Federal Natl Mtge Assn #776962
   04-01-29               5.00             10,392,429               10,327,284
Federal Natl Mtge Assn #776987
   04-01-29               5.00                336,071                  333,964
Federal Natl Mtge Assn #790759
   09-01-34               4.84              3,695,383(k)             3,709,137
Federal Natl Mtge Assn #811925
   04-01-35               4.92              4,527,297(k)             4,557,981
Federal Natl Mtge Assn #837258
   09-01-35               4.92              2,475,000(g,k)           2,488,043
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.41              3,246,038(m)             3,311,056
  Series 2005-AA2 Cl 2A1
   04-25-35               5.44              3,913,237(m)             3,975,810
  Series 2005-AA3 Cl 3A1
   05-25-35               5.42              4,194,739(m)             4,240,252
  Series 2005-AA4 Cl B1
   06-25-35               5.39              2,473,767                2,515,104
Govt Natl Mtge Assn
   09-01-35               5.00              8,900,000(g)             8,927,813
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-70 Cl IC
   08-20-32               0.00              4,859,624(i)               636,375
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32               0.00              1,209,350(i)               129,669
Govt Natl Mtge Assn #604708
   10-15-33               5.50              4,850,729                4,949,261
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39              2,383,149(k)             2,352,619
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34              2,475,435(k)             2,501,726
  Series 2005-AR8 Cl AX1
 Collateralized Mtge Obligation
  Interest Only
   04-25-35               4.50            130,589,613(i,k)           1,611,966
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.40              2,542,856(k)             2,509,545

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed(f,n) (cont.)
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19               5.00%            $4,626,852               $4,652,878
  Series 2004-7 Cl 8A1
   08-25-19               5.00              2,984,229                2,986,109
  Series 2004-8 Cl 7A1
   09-25-19               5.00              4,107,325                4,110,775
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-3AC Cl B1
   03-25-34               4.93              3,210,318(k)             3,200,302
  Series 2004-5 Cl B1
   05-25-34               4.61              2,367,160(k)             2,332,458
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              8,516,292                8,565,138
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07              4,425,000(k)             4,435,792
  Series 2004-CB2 Cl 6A
   07-25-19               4.50              2,757,534                2,691,436
  Series 2004-CB3 Cl 4A
   10-25-19               6.00              3,833,042                3,970,499
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              1,923,596                1,984,250
  Series 2005-AR11 Cl A1B1
   08-25-45               3.93              9,200,000(k)             9,200,000
  Series 2005-AR8 Cl 2AB1
   07-25-45               3.89              7,065,565(k)             7,063,357
Wells Fargo Mtge Backed Securities Trust
  Series 2005
   10-25-35               5.00              8,800,000(g)             8,845,375
 Series 2005-5 Cl 2A1
   05-25-35               5.50              6,795,665                6,891,057
  Series 2005-AR1 Cl 1A1
   02-25-35               4.56              6,315,787(k)             6,288,377
  Series 2005-AR4 Cl B1
   04-25-35               4.58              1,097,503(k)             1,067,399
Total                                                              647,422,953

Aerospace & Defense (0.1%)
L-3 Communications
   06-15-12               7.63              1,460,000                1,547,600
   07-15-13               6.13                  5,000                    5,050
Moog
  Sr Sub Nts
   01-15-15               6.25                 85,000                   85,000
Total                                                                1,637,650

Automotive (0.2%)
DaimlerChrysler NA Holding
   11-15-13               6.50              1,565,000                1,683,236
Ford Motor
   02-01-29               6.38              1,895,000                1,385,213
Total                                                                3,068,449

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
156   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Banking (3.7%)
Bank of America
  Sr Unsecured
   08-01-10               4.50%            $1,025,000               $1,028,486
Banknorth Group
  Sr Nts
   05-01-08               3.75              3,405,000                3,367,920
Citigroup
   08-03-10               4.63             23,800,000               23,999,515
  Sr Nts
   05-29-15               4.70              2,050,000                2,047,624
HSBC Bank USA
  Sub Nts
   08-15-35               5.63              4,000,000                4,126,692
KFW Intl Finance
   10-17-05               2.50             11,250,000(c)            11,232,179
M&I Marshall & Ilsley Bank
  Sub Nts
   06-16-15               4.85              1,925,000                1,938,425
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45             17,620,000(p)            19,354,231
Total                                                               67,095,072

Building Materials (--%)
Norcraft Companies LP/Finance
  Sr Sub Nts
  11-01-11                9.00                300,000                  315,000

Chemicals (0.1%)
Airgas
   10-01-11               9.13                800,000                  860,000
Compass Minerals Group
   08-15-11              10.00                535,000                  585,825
Georgia Gulf
  Sr Nts
   12-15-13               7.13                792,000                  821,700
MacDermid
   07-15-11               9.13                290,000                  311,750
Total                                                                2,579,275

Diversified Manufacturing (0.7%)
Tyco Intl Group
  02-15-11                6.75             11,010,000(c)            12,124,520

Electric (2.8%)
CMS Energy
  Sr Nts
   01-15-09               7.50                860,000                  907,300
Consumers Energy
  1st Mtge
   09-15-35               5.80              3,900,000                4,065,641
Dayton Power & Light
  1st Mtge
   10-01-13               5.13              2,220,000                2,286,136
Dominion Resources
   06-15-35               5.95              3,930,000                4,104,956
DPL
  Sr Nts
   09-01-11               6.88              1,841,000                2,015,895

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Electric (cont.)
Exelon
   06-15-35               5.63%            $3,015,000               $3,034,742
IPALCO Enterprises
  Secured
   11-14-08               8.38                265,000                  284,213
   11-14-11               8.63              1,765,000                1,985,625
NorthWestern Energy
  Secured
   11-01-14               5.88                400,000(d)               413,051
Ohio Edison
   06-15-09               5.65              2,895,000(d)             2,980,692
  Sr Nts
   05-01-15               5.45                785,000                  811,915
Ohio Power
  Sr Nts Series H
   01-15-14               4.85              5,080,000                5,118,811
Pacific Gas & Electric
   03-01-34               6.05              3,260,000                3,572,275
Pacificorp
  1st Mtge
   06-15-35               5.25              1,970,000                1,981,987
Potomac Edison
  1st Mtge
   11-15-14               5.35              1,865,000(d)             1,932,308
   08-15-15               5.13              2,095,000(d)             2,142,112
Southern California Edison
  1st Mtge
   07-15-35               5.35              4,020,000                4,105,099
Tenaska Alabama Partners LP
  Secured
   06-30-21               7.00                245,000(d)               255,582
Utilicorp Canada Finance
   06-15-11               7.75              1,290,000(c)             1,348,050
Westar Energy
  1st Mtge
   07-01-14               6.00              7,940,000                8,643,548
Total                                                               51,989,938

Entertainment (0.4%)
Time Warner
   05-15-29               6.63              3,640,000                3,959,840
United Artists Theatre
   07-01-15               9.30              2,929,618                2,900,321
Total                                                                6,860,161

Food and Beverage (0.3%)
Burns Philp Capital Property
  Sr Sub Nts
   02-15-11              10.75                435,000(c)               485,025
Cott Beverages
   12-15-11               8.00                555,000                  585,525
Kraft Foods
   06-01-12               6.25              3,365,000                3,692,899
Total                                                                4,763,449

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Gaming (0.4%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75%              $215,000                 $228,975
   04-15-14               6.75                300,000                  306,375
Caesars Entertainment
  Sr Nts
   04-15-13               7.00              1,710,000                1,911,402
MGM MIRAGE
   10-01-09               6.00                355,000                  355,000
  Sr Nts
   02-27-14               5.88                370,000                  357,050
   07-15-15               6.63              1,550,000(d,g)           1,565,500
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                290,000                  293,625
  Sr Sub Nts
   04-01-12               8.00                380,000                  404,700
Station Casinos
  Sr Nts
   04-01-12               6.00                530,000                  533,975
  Sr Sub Nts
   03-01-16               6.88              1,090,000(d,g)           1,119,975
Total                                                                7,076,577

Gas Pipelines (0.2%)
ANR Pipeline
   03-15-10               8.88                880,000                  960,041
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                295,000(d)               292,788
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                640,000                  685,124
Southern Natural Gas
   03-15-10               8.88                410,000                  447,292
Southern Star Central
  Secured
   08-01-10               8.50                345,000                  372,600
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                910,000                  978,250
Total                                                                3,736,095

Health Care (0.6%)
Cardinal Health
   06-15-15               4.00             11,375,000               10,528,143
HCA
  Sr Nts
   03-15-14               5.75                595,000                  588,019
Triad Hospitals
  Sr Nts
   05-15-12               7.00                550,000                  569,250
Total                                                               11,685,412

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
157   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Home Construction (0.3%)
DR Horton
   12-01-07               7.50%              $520,000                 $548,429
   01-15-09               5.00                535,000                  533,106
  Sr Nts
   02-15-15               5.25              3,180,000                3,054,755
Meritage Homes
   03-15-15               6.25                235,000                  220,019
Standard-Pacific
  Sr Nts
   08-15-15               7.00                670,000                  659,950
Total                                                                5,016,259

Independent Energy (0.3%)
Chesapeake Energy
   01-15-15               7.75                860,000                  924,500
  Sr Nts
   06-15-14               7.50                 69,000                   74,520
 Sr Unsecured
   08-15-17               6.50              1,335,000(d)             1,361,700
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                325,000                  323,375
Kerr-McGee
   10-15-05               8.13                500,000                  502,076
Newfield Exploration
  Sr Nts
   03-01-11               7.63              1,500,000                1,635,000
  Sr Sub Nts
   08-15-12               8.38                270,000                  293,625
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                400,000                  426,000
Total                                                                5,540,796

Life Insurance (2.0%)
ASIF Global Financing XIX
  Secured
   01-17-13               4.90              4,190,000(d)             4,247,277
ING Security Life Institutional Funding
   01-15-10               4.25              8,315,000(d)             8,258,716
Metlife
  Sr Nts
   06-15-35               5.70              7,065,000                7,340,613
Metropolitan Life Global Funding I
  Sr Nts
   08-19-10               4.63              2,065,000(d)             2,081,074
Pricoa Global Funding I
   06-25-12               4.63             10,280,000(d)            10,299,049
Prudential Financial
   06-13-35               5.40              3,425,000                3,409,608
Total                                                               35,636,337

Lodging (0.1%)
Hilton Hotels
   12-01-12               7.63                675,000                  774,455
ITT
   11-15-15               7.38                430,000                  470,850
Total                                                                1,245,305

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Cable (0.2%)
Comcast
   03-15-11               5.50%            $2,695,000               $2,786,495
DIRECTV Holdings LLC
  Sr Nts
   03-15-13               8.38                320,000                  351,200
Videotron Ltee
   01-15-14               6.88                255,000(c)               262,013
Total                                                                3,399,708

Media Non Cable (0.6%)
Corus Entertainment
  Sr Sub Nts
   03-01-12               8.75                240,000(c)               258,000
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                795,000                  859,593
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88                200,000                  200,000
Gray Television
   12-15-11               9.25                 25,000                   27,063
Lamar Media
   01-01-13               7.25                335,000                  352,588
  Sr Sub Nts
   08-15-15               6.63                585,000(d)               596,700
News America
   12-15-34               6.20              6,535,000                6,771,442
Quebecor Media
  Sr Nts
   07-15-11              11.13                295,000(c)               324,500
Radio One
  Series B
   07-01-11               8.88                535,000                  571,781
Sun Media
   02-15-13               7.63                400,000(c)               422,500
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                450,000                  471,938
Total                                                               10,856,105

Metals (0.1%)
Peabody Energy
  Series B
  03-15-13                6.88                970,000                1,010,013

Oil Field Services (0.2%)
Halliburton
   10-15-10               5.50              2,520,000                2,635,648
Key Energy Services
  Series C
   03-01-08               8.38                235,000                  243,225
Offshore Logistics
   06-15-13               6.13                135,000                  131,625
Pride Intl
  Sr Nts
   07-15-14               7.38                250,000                  271,250
Total                                                                3,281,748

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Other Financial Institutions (0.9%)
HSBC Finance
   06-30-15               5.00%           $11,435,000              $11,494,542
Residential Capital
   06-30-10               6.38              4,970,000(d)             5,073,475
Total                                                               16,568,017

Other Industry (--%)
ARAMARK Services
  12-01-06                7.10                500,000                  513,567

Packaging (--%)
Owens-Illinois Glass Container
   05-15-11               7.75                575,000                  609,500
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                295,000                  301,269
Total                                                                  910,769

Paper (0.1%)
Crown Paper
  Sr Sub Nts
   09-01-05              11.00              3,450,000(b,o,q)                --
Louisiana-Pacific
  Sr Nts
   08-15-10               8.88              1,440,000                1,627,553
Total                                                                1,627,553

Pharmaceuticals (0.1%)
Merck & Co
  03-01-15                4.75              1,060,000                1,050,827

Property & Casualty (0.1%)
Willis Group North America
  07-15-15                5.63              2,385,000                2,421,681

Railroads (0.4%)
Union Pacific
   04-15-12               6.50              2,280,000                2,514,940
   05-01-14               5.38              4,530,000                4,716,650
Total                                                                7,231,590

REITS (0.6%)
Archstone-Smith Operating Trust
   05-01-15               5.25              5,535,000                5,622,818
ERP Operating LP
   04-01-13               5.20              1,970,000                2,009,426
Simon Property Group LP
   06-15-15               5.10              3,655,000(d)             3,641,440
Total                                                               11,273,684

Retailers (0.2%)
Flooring America
  Series B
   10-15-07               9.25                185,000(b,o,q)                --
United Auto Group
   03-15-12               9.63                240,000                  257,700
Wal-Mart Stores
   09-01-35               5.25              4,120,000(g)             4,157,344
Total                                                                4,415,044

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
158   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Transportation Services (0.2%)
ERAC USA Finance
   05-01-15               5.60%            $3,330,000(d)            $3,439,244
Greater Beijing First Expressways
  Sr Nts
   06-15-07               9.50              2,290,000(b,o,q)                --
Total                                                                3,439,244

Wireless (0.3%)
Nextel Communications
  Sr Nts Series E
   10-31-13               6.88              1,025,000                1,097,850
US Cellular
  Sr Nts
   12-15-33               6.70              4,175,000                4,475,216
Total                                                                5,573,066

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Wirelines (4.3%)
BellSouth
  Sr Unsecured
   11-15-34               6.00%            $2,025,000               $2,137,882
Qwest
   03-15-12               8.88                655,000                  715,588
Sprint Capital
   01-30-11               7.63             18,765,000               21,446,950
   11-15-28               6.88                855,000                  979,783
Telecom Italia Capital
   09-30-34               6.00              4,540,000(c,d)           4,660,791
TELUS
   06-01-11               8.00             13,955,000(c)            16,232,498
Verizon Pennsylvania
  Series A
   11-15-11               5.65             30,293,000               31,676,480
Total                                                               77,849,972

Total Bonds
(Cost: $1,797,018,246)                                          $1,808,292,936

Preferred Stock (--%)
Issuer                                         Shares                 Value(a)

Pegasus Satellite
  12.75% Cm Pay-in-kind
  Series B                                         --(b,e,o)                $1

Total Preferred Stock
(Cost: $123)                                                                $1

Short-Term Securities (8.4%)(s)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agencies (3.9%)
Federal Home Loan Bank Disc Nt
   10-14-05               3.65%           $15,000,000              $14,933,445
Federal Home Loan Mtge Corp Disc Nt
   09-20-05               3.43             20,000,000               19,962,000
Federal Natl Mtge Assn Disc Nt
   09-08-05               3.25             35,900,000               35,874,073
Total                                                               70,769,518

Commercial Paper (4.5%)
Amsterdam Funding
   10-03-05               3.61             15,000,000(t)            14,950,500
Nieuw Amsterdam
   09-21-05               3.54             20,000,000(t)            19,958,817
Ranger Funding LLC
   09-01-05               3.51              5,000,000(t)             4,999,513
   09-26-05               3.56             15,000,000(t)            14,961,542
Sheffield Receivables
   09-01-05               3.56             23,100,000(t)            23,097,715
Windmill Funding
   09-01-05               3.42              5,000,000(t)             4,999,525
Total                                                               82,967,612

Total Short-Term Securities
(Cost: $153,754,035)                                              $153,737,130

Total Investments in Securities
(Cost: $1,950,772,404)(u)                                       $1,962,030,067

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2005, the value of foreign securities represented 4.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $106,205,278 or 5.8% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $83,374,383.

(h) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2005.

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2005.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

--------------------------------------------------------------------------------
159   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

(l) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

       AMBAC --   Ambac Assurance Corporation

       FGIC  --   Financial Guaranty Insurance Company

       FSA   --   Financial Security Assurance

       MBIA  --   MBIA Insurance Corporation

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(n) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2005:

       Security              Principal  Settlement      Proceeds        Value
                                amount     date       receivable
       Federal Natl Mtge Assn
         09-01-20 4.50%     $1,000,000    9-19-05      $980,156      $991,562
         09-01-35 5.00      15,500,000    9-14-05    15,163,359    15,393,437
         09-01-35 5.50      30,000,000    9-14-05    29,942,906    30,300,000
         09-01-35 6.50      14,500,000    9-14-05    14,965,020    14,980,313

(o) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2005, is as follows:

       Security                                  Acquisition              Cost
                                                    dates
       Crown Paper
         11.00% Sr Sub Nts 2005            02-10-00 thru 02-14-00   $2,093,399
       Flooring America
         9.25% Series B 2007               10-09-97 thru 12-17-02      205,934
       Greater Beijing First Expressways
         (U.S. Dollar) 9.50% Sr Nts 2007   06-12-97 thru 11-03-98      380,438
       Pegasus Satellite
         12.75% Cm Pay-in-kind Series B 2007      06-15-01                 123

(p) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

       Type of security                                        Notional amount

       Purchase contracts
       U.S. Long Bond, Dec. 2005, 20-year                          $22,800,000

       Sale contracts
       U.S. Treasury Note, Sept. 2005, 5-year                        8,100,000
       U.S. Treasury Note, Sept. 2005, 10-year                      10,100,000
       U.S. Treasury Note, Dec. 2005, 5-year                        27,000,000
       U.S. Treasury Note, Dec. 2005, 10-year                      105,800,000

(q)    Negligible market value.

(r) At Aug. 31, 2005, security was partially or fully on loan. See Note 6 to the financial statements.

(s) Cash collateral received from security lending activity is invested in short-term securities and represents 1.7% of net assets. See Note 6 to the financial statements. 6.7% of net assets is the Fund's cash equivalent position.

(t) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $82,967,612 or 4.5% of net assets.

(u) At Aug 31, 2005, the cost of securities for federal income tax purposes was $1,955,077,199 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $ 18,687,671
       Unrealized depreciation                                     (11,734,803)
                                                                   -----------
       Net unrealized appreciation                                $  6,952,868
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
160 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Diversified Equity Income Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (98.0%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (2.9%)
Goodrich                                      252,700              $11,578,714
Honeywell Intl                                597,000               22,853,160
United Technologies                           291,000               14,550,000
Total                                                               48,981,874

Airlines (0.8%)
AMR                                           796,500(b,d)          10,027,935
Continental Airlines Cl B                      52,500(b)               701,925
Northwest Airlines                            645,400(b,d)           3,246,362
Total                                                               13,976,222

Auto Components (0.3%)
Ballard Power Systems                         280,500(b,c)           1,582,020
Dana                                          216,500                2,914,090
Total                                                                4,496,110

Building Products (1.8%)
Ameron Intl                                     1,900                   80,674
YORK Intl                                     514,700               29,533,486
Total                                                               29,614,160

Capital Markets (1.9%)
Lehman Brothers Holdings                       50,900                5,378,094
Mellon Financial                              356,700               11,574,915
Merrill Lynch & Co                            164,400                9,397,104
Morgan Stanley                                 92,800                4,720,736
Total                                                               31,070,849

Chemicals (1.8%)
Air Products & Chemicals                       32,600                1,806,040
Cabot                                          42,400                1,399,200
Dow Chemical                                  309,600               13,374,720
EI du Pont de
  Nemours & Co                                247,300                9,785,661
Olin                                          179,107                3,345,719
Total                                                               29,711,340

Commercial Banks (3.7%)
Bank of America                               761,900               32,784,557
US Bancorp                                    275,300                8,044,266
Wachovia                                      262,300               13,015,326
Wells Fargo & Co                              139,700                8,328,914
Total                                                               62,173,063

Commercial Services & Supplies (2.0%)
Avery Dennison                                 30,100                1,608,544
Cendant                                       496,400               10,096,776
PHH                                            24,665(b)               745,870
Pitney Bowes                                   93,200                4,030,900
RR Donnelley & Sons                           250,900                9,373,624
Waste Management                              267,900                7,348,497
Total                                                               33,204,211

Computers & Peripherals (1.1%)
Hewlett-Packard                               663,900               18,429,864

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Construction & Engineering (2.7%)
Fluor                                         192,000              $11,886,720
Insituform Technologies Cl A                   92,100(b)             1,906,470
McDermott Intl                                896,200(b)            30,963,710
Total                                                               44,756,900

Construction Materials (1.6%)
CEMEX ADR                                     217,902(c)            10,387,388
Hanson ADR                                    310,900(c)            16,319,141
Total                                                               26,706,529

Consumer Finance (0.5%)
Capital One Financial                          98,800                8,125,312

Diversified Financial Services (3.4%)
Citigroup                                   1,290,000               56,463,300

Diversified Telecommunication Services (7.3%)
AT&T                                        1,003,600               19,750,848
BellSouth                                     589,800               15,505,842
BT Group                                    3,455,540(c)            13,444,516
MCI                                           180,100                4,617,764
SBC Communications                            826,900               19,911,752
Sprint Nextel                                 372,700                9,664,111
Telefonos de
  Mexico ADR Cl L                           1,326,600(c)            25,470,720
Verizon Communications                        451,300               14,762,023
Total                                                              123,127,576

Electrical Equipment (1.4%)
Cooper Inds Cl A                              106,900                7,102,436
Energy Conversion Devices                      80,600(b,d)           2,797,626
FuelCell Energy                               143,800(b,d)           1,637,882
Hubbell Cl B                                   32,600                1,473,520
Plug Power                                    237,200(b)             1,748,164
Rockwell Automation                           170,900                8,893,636
Total                                                               23,653,264

Energy Equipment & Services (8.1%)
Baker Hughes                                  529,100               31,084,625
GlobalSantaFe                                 179,100                8,396,208
Halliburton                                   688,800               42,684,936
Schlumberger                                  328,100               28,292,063
Tidewater                                     581,500               25,900,010
Total                                                              136,357,842

Food & Staples Retailing (0.9%)
Albertson's                                   441,000                8,877,330
Wal-Mart Stores                               131,900                5,930,224
Total                                                               14,807,554

Food Products (0.6%)
Archer-Daniels-Midland                        475,200               10,696,752

Gas Utilities (0.5%)
NiSource                                      379,400                9,158,716

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Providers & Services (1.0%)
CIGNA                                          62,400               $7,195,968
Tenet Healthcare                              738,400(b)             8,993,712
Total                                                               16,189,680

Hotels, Restaurants & Leisure (1.2%)
Royal Caribbean Cruises                       345,600               14,764,032
Starwood Hotels & Resorts
  Worldwide Unit                               93,900                5,474,370
Total                                                               20,238,402

Household Durables (0.9%)
Whirlpool                                     194,100               14,761,305

Industrial Conglomerates (3.6%)
General Electric                            1,102,508               37,055,294
Textron                                       204,400               14,573,720
Tomkins ADR                                   406,400(c,d)           8,355,584
Total                                                               59,984,598

Insurance (12.8%)
ACE                                           647,300(c)            28,746,593
American Intl Group                           134,000                7,932,800
Aon                                           497,900               14,897,168
Axis Capital Holdings                         349,200(c)             9,864,900
Endurance
  Specialty Holdings                          234,800(c)             8,617,160
Hartford Financial
  Services Group                               57,000                4,163,850
Jefferson-Pilot                               166,600                8,285,018
Lincoln Natl                                  166,700                8,266,653
Loews                                         236,400               20,729,916
Marsh & McLennan
  Companies                                   699,498               19,620,919
Montpelier Re Holdings                        276,000(c)             9,025,200
Safeco                                        237,700               12,393,678
St. Paul Travelers
  Companies                                   403,400               17,350,234
Torchmark                                     164,800                8,691,552
UnumProvident                                  76,300                1,474,116
XL Capital Cl A                               529,500(c)            36,800,249
Total                                                              216,860,006

IT Services (0.8%)
Electronic Data Systems                       600,889               13,459,914

Leisure Equipment & Products (0.6%)
Eastman Kodak                                 397,400                9,684,638

Machinery (8.4%)
Caterpillar                                 1,118,700               62,076,663
Crane                                         273,600                8,101,296
Deere & Co                                    264,058               17,264,112
Eaton                                         151,700                9,696,664
Ingersoll-Rand Cl A                           320,900(c)            25,550,058
Parker Hannifin                               283,100               18,242,964
Total                                                              140,931,757

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
161   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Diversified Equity Income Fund

Issuer                                         Shares                 Value(a)

Media (1.4%)
Gannett                                       129,300               $9,402,696
Time Warner                                   367,900                6,592,768
Viacom Cl B                                   226,000                7,681,740
Total                                                               23,677,204

Metals & Mining (0.8%)
Alcoa                                         307,900                8,248,641
Compass Minerals Intl                         164,100                4,038,501
Freeport-McMoRan
  Copper & Gold Cl B                           41,100                1,733,187
Total                                                               14,020,329

Multiline Retail (0.3%)
JC Penney                                      97,900                4,760,877

Oil & Gas (10.8%)
Anadarko Petroleum                             50,400                4,579,848
BP ADR                                        109,800(c)             7,508,124
Burlington Resources                          100,400                7,408,516
Chevron                                       548,618               33,685,145
ConocoPhillips                                193,800               12,779,172
Devon Energy                                   80,400                4,885,908
EnCana                                        226,200(c)            11,126,778
EOG Resources                                  49,600                3,165,968
Exxon Mobil                                    57,900                3,468,210
Kerr-McGee                                    110,352                9,714,287
Marathon Oil                                  406,100               26,116,291
Petroleo Brasileiro ADR                       462,500(c)            28,934,000
Pioneer Natural Resources                     179,900                8,887,060
Repsol ADR                                    268,000(c)             7,922,080
Total ADR                                      92,000(c,d)          12,129,280
Total                                                              182,310,667

Paper & Forest Products (1.7%)
Abitibi-Consolidated                          647,100(c)             2,808,414
Intl Paper                                    427,400               13,185,290
MeadWestvaco                                  128,600                3,725,542
Weyerhaeuser                                  137,800                8,959,756
Total                                                               28,679,002

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Pharmaceuticals (3.0%)
Abbott Laboratories                           223,500              $10,086,555
Bristol-Myers Squibb                          366,000(d)             8,956,020
Merck & Co                                    395,800               11,173,434
Pfizer                                        580,900               14,795,523
Wyeth                                         118,100                5,407,799
Total                                                               50,419,331

Real Estate Investment Trust (0.1%)
Rayonier                                       43,100                2,338,175

Road & Rail (1.7%)
Burlington Northern
  Santa Fe                                    335,300               17,777,606
Union Pacific                                 166,600               11,373,782
Total                                                               29,151,388

Semiconductors & Semiconductor Equipment (1.1%)
Intel                                         616,200               15,848,664
Linear Technology                              82,800                3,140,604
Total                                                               18,989,268

Software (0.6%)
Microsoft                                     355,900                9,751,660

Thrifts & Mortgage Finance (1.9%)
Fannie Mae                                    478,100               24,402,224
Washington Mutual                             167,900                6,981,282
Total                                                               31,383,506

Tobacco (1.9%)
Altria Group                                  452,800               32,012,960

Total Common Stocks
(Cost: $1,396,763,242)                                          $1,645,116,105

Preferred Stocks (0.3%)
Issuer                                         Shares                 Value(a)

Schering-Plough
  6.00% Cv                                     66,600               $3,623,972
Xerox
  6.25% Cv                                      6,410                  749,970

Total Preferred Stocks
(Cost: $3,971,000)                                                  $4,373,942

Short-Term Securities (4.6%)(e)
Issuer                 Effective               Amount                 Value(a)
                         Yield               payable at
                                              maturity

U.S. Government Agency (0.9%)
Federal Home Loan Bank
  09-02-05                3.39%           $15,000,000              $14,997,177

Commercial Paper (3.7%)
Amsterdam Funding
   10-03-05               3.61             15,000,000(f)            14,950,500
Jupiter Securitization
   09-29-05               3.60             10,000,000(f)             9,971,080
Nieuw Amsterdam
   10-03-05               3.61             10,000,000(f)             9,967,000
Old Line Funding
   09-01-05               3.56             11,700,000(f)            11,698,843
Windmill Funding
   09-01-05               3.42             15,000,000(f)            14,998,575
Total                                                               61,585,998

Total Short-Term Securities
(Cost: $76,590,711)                                                $76,583,175

Total Investments in Securities
(Cost: $1,477,324,953)(g)                                       $1,726,073,222

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
162   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Diversified Equity Income Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 15.8% of net assets.

(d) At Aug. 31, 2005, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.9% of net assets. See Note 6 to the financial statements. 2.7% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $61,585,998 or 3.7% of net assets.

(g) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $1,482,222,616 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $279,737,503
       Unrealized depreciation                                     (35,886,897)
                                                                   -----------
       Net unrealized appreciation                                $243,850,606
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
163   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Emerging Markets Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (94.8%)(c)
Issuer                                         Shares                 Value(a)

Argentina (1.0%)

Real Estate
IRSA Inversiones y
  Representaciones GDR                        154,129(b)            $1,872,667

Brazil (9.6%)

Diversified Financial Services (--%)
Contax Participacoes ADR                      122,064(b)                79,464

Diversified Telecommunication Services (1.0%)
Tele Norte Leste
  Participacoes ADR                           122,064                1,835,843

Metals & Mining (3.8%)
Cia Vale do Rio Doce ADR                      198,699                5,960,970
Companhia Siderurgica
  Nacional ADR                                 69,462                1,344,784
Total                                                                7,305,754

Oil & Gas (3.8%)
Petroleo Brasileiro ADR                       132,690                7,296,623

Specialty Retail (1.0%)
Lojas Renner                                   94,157(b)             1,998,239

China (6.2%)

Diversified Telecommunication Services (1.0%)
China Telecom Cl H                          5,058,000                1,899,139

Insurance (1.3%)
China Life Insurance Cl H                   3,114,000(b)             2,426,223

Oil & Gas (3.9%)
CNOOC                                       6,895,000                4,972,868
PetroChina Cl H                             3,250,000                2,634,660
Total                                                                7,607,528

Czechoslovakia Federated Republic (1.4%)

Pharmaceuticals
Zentiva                                        68,824                2,718,738

Egypt (1.4%)

Commercial Banks (0.5%)
Commercial Intl Bank                          103,960                  883,922

Wireless Telecommunication Services (0.9%)
Orascom Telecom GDR                            38,448(d)             1,777,836

Finland (0.9%)

Auto Components
Nokian Renkaat                                 77,500                1,649,414

Hong Kong (2.9%)

Multiline Retail (0.6%)
Lifestyle Intl Holdings                       756,500                1,230,540

Specialty Retail (2.3%)
Esprit Holdings                               278,000                2,059,282
Giordano Intl                               3,270,000                2,194,565
Sa Sa Intl Holdings                           336,000                  157,176
Total                                                                4,411,023

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Hungary (2.0%)

Commercial Banks (0.6%)
OTP Bank                                       31,300               $1,245,942

Oil & Gas (0.6%)
MOL Magyar Olaj-es Gazipari                    11,011                1,215,426

Pharmaceuticals (0.8%)
Gedeon Richter                                  8,693                1,391,841

India (6.8%)

Commercial Banks (1.9%)
ICICI Bank ADR                                 83,454                1,951,155
State Bank of India GDR                        38,938(d)             1,752,210
Total                                                                3,703,365

Construction Materials (0.5%)
Grasim Inds GDR                                34,710                1,023,945

IT Services (1.6%)
Infosys Technologies                           56,994                3,076,627

Oil & Gas (1.1%)
Oil & Natural Gas                              91,528                2,034,785

Tobacco (1.1%)
ITC                                            52,510                2,067,911

Wireless Telecommunication Services (0.6%)
Bharti Tele-Ventures                          167,947(b)             1,202,923

Indonesia (0.4%)

Machinery
PT United Tractors                          1,788,109                  679,127

Israel (3.0%)

Chemicals (0.7%)
Makhteshin-Agan Inds                          233,572                1,321,017

Electronic Equipment & Instruments (1.6%)
Lipman Electronic
  Engineering                                  60,078                1,918,291
Orbotech                                       46,199(b)             1,140,653
Total                                                                3,058,944

Pharmaceuticals (0.7%)
Teva Pharmaceutical
  Inds ADR                                     41,650                1,351,126

Mexico (9.4%)

Beverages (1.6%)
Grupo Modelo Series C                         975,400                3,154,732

Commercial Banks (0.7%)
Grupo Financiero
  Banorte Cl O                                160,465                1,320,607

Construction Materials (0.5%)
CEMEX ADR                                      19,955                  951,255

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Mexico (cont.)

Food & Staples Retailing (1.1%)
Wal-Mart de Mexico
  Series V                                    471,506               $2,054,659

Household Durables (0.7%)
Urbi Desarrollos Urbanos                      220,800(b)             1,348,392

Media (1.7%)
Grupo Televisa ADR                             51,672                3,245,002

Metals & Mining (0.5%)
Grupo Mexico SA de CV
  Series B                                    507,330                  894,969

Wireless Telecommunication Services (2.6%)
America Movil ADR Series L                    230,769                5,076,917

Netherlands (1.0%)

Beverages
Efes Breweries Intl GDR                        47,458(b,d)           1,874,591

Poland (0.1%)

Media
TVN                                             8,324(b)               129,477

Russia (6.1%)

Food & Staples Retailing (0.5%)
Pyaterochka Holding GDR                        55,496(b,d)             914,574

Metals & Mining (0.5%)
Evraz Group GDR                                60,105(b)               921,410

Oil & Gas (4.0%)
LUKOIL ADR                                    122,579                5,969,598
Novatek GDR                                    83,548(d)             1,838,056
Total                                                                7,807,654

Wireless Telecommunication Services (1.1%)
Mobile Telesystems ADR                         56,509                2,090,833

South Africa (9.9%)

Commercial Banks (2.7%)
ABSA Group                                    157,353                2,273,974
Standard Bank Group                           272,785                2,987,004
Total                                                                5,260,978

Food & Staples Retailing (1.0%)
Massmart Holdings                             253,699                1,908,198

Metals & Mining (2.8%)
Gold Fields                                   181,742                2,104,781
Impala Platinum Holdings                       30,878                3,244,657
Total                                                                5,349,438

Oil & Gas (1.9%)
Sasol                                         110,215                3,709,395

Wireless Telecommunication Services (1.5%)
MTN Group                                     385,172                2,806,781

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
164   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Emerging Markets Fund

Issuer                                         Shares                 Value(a)

South Korea (15.6%)

Automobiles (1.5%)
Hyundai Motor                                  41,799               $2,894,475

Commercial Banks (3.8%)
Kookmin Bank                                   89,770                4,557,814
Shinhan Financial Group                        91,780                2,725,892
Total                                                                7,283,706

Construction & Engineering (1.2%)
Hyundai Development                            83,670                2,259,977

Electric Utilities (1.3%)
Korea Electric Power                           76,100                2,417,483

Food & Staples Retailing (1.6%)
Shinsegae                                       8,753                3,138,241

Semiconductors & Semiconductor Equipment (6.2%)
Samsung Electronics                            22,697               12,068,746

Taiwan (10.9%)

Commercial Banks (0.9%)
Chinatrust Financial
  Holding                                   1,820,118                1,742,853

Computers & Peripherals (2.5%)
Acer                                        1,158,019                2,254,077
Asustek Computer                              628,980                1,572,324
Quanta Computer                               605,000                  989,196
Total                                                                4,815,597

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Taiwan (cont.)

Electronic Equipment & Instruments (2.7%)
AU Optronics                                1,759,800               $2,681,523
Hon Hai Precision Industry                    479,000                2,542,326
Total                                                                5,223,849

Industrial Conglomerates (0.7%)
Far Eastern Textile                         1,949,400                1,298,125

Insurance (0.9%)
Cathay Financial Holding                      947,000                1,821,347

Semiconductors & Semiconductor Equipment (3.2%)
Taiwan Semiconductor Mfg                    2,372,898                3,995,922
United Microelectronics                     3,193,000                1,980,757
Total                                                                5,976,679

Thailand (3.2%)

Commercial Banks (2.3%)
Bangkok Bank                                  795,500                2,156,298
Kasikornbank                                1,467,600                2,259,558
Total                                                                4,415,856

Oil & Gas (0.9%)
PTT Public                                    280,300                1,672,824

Turkey (1.6%)

Commercial Banks (0.9%)
Akbank                                        264,001                1,591,516

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Turkey (cont.)

Household Durables (0.7%)
Arcelik                                       238,266               $1,427,777

United Kingdom (1.4%)

Metals & Mining
Anglo American                                106,166                2,694,914

Total Common Stocks
(Cost: $164,201,395)                                              $181,929,759

Preferred Stock (0.8%)(c)
Issuer                                         Shares                 Value(a)

Brazil
Banco Bradesco                                 35,686               $1,514,686

Total Preferred Stock
(Cost: $1,182,618)                                                  $1,514,686

Short-Term Security (3.4%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
General Electric Capital
  09-01-05                3.56%            $6,600,000               $6,599,347

Total Short-Term Security
(Cost: $6,600,000)                                                  $6,599,347

Total Investments in Securities
(Cost: $171,984,013)(e)                                           $190,043,792

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c)    Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $8,157,267 or 4.2% of net assets.

(e) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $172,260,896 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $19,172,051
       Unrealized depreciation                                      (1,389,155)
                                                                    ----------
       Net unrealized appreciation                                 $17,782,896
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
165   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Global Bond Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Bonds (94.4%)(c)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Australia (1.7%)
Burns Philp Capital Property
  Sr Sub Nts
   02-15-11              10.75%               $70,000                  $78,050
Commonwealth Bank of Australia
  (European Monetary Unit)
   11-12-09               3.38                610,000                  773,617
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00              7,755,000                6,221,869
Telstra
   04-01-12               6.38                450,000                  493,839
Western Australian Treasury
  (Australian Dollar)
   10-16-06               5.50              3,050,000                2,304,514
Total                                                                9,871,889

Austria (1.0%)
Republic of Austria
  (European Monetary Unit)
  01-15-10                5.50              4,325,000                5,981,429

Belgium (1.9%)
Kingdom of Belgium
  (European Monetary Unit)
  03-28-10                3.00              8,495,000               10,688,648

Brazil (0.2%)
Federal Republic of Brazil
  01-15-18                8.00              1,055,000                1,090,343

Canada (2.3%)
Canada Housing Trust #1
  (Canadian Dollar)
   06-15-06               5.53              3,150,000                2,707,439
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10               4.90                395,000(d)               349,110
Corus Entertainment
  Sr Sub Nts
   03-01-12               8.75                 30,000                   32,250
Govt of Canada
   11-05-08               5.25              1,000,000                1,039,944
Province of British Columbia
  (Canadian Dollar)
   08-23-10               6.38              6,150,000                5,875,250
Province of Ontario
  (Canadian Dollar)
   03-08-06               5.90              3,270,000                2,796,170
Sun Media
   02-15-13               7.63                 50,000                   52,813
Utilicorp Canada Finance
   06-15-11               7.75                150,000                  156,750
Videotron Ltee
   01-15-14               6.88                 35,000                   35,963
Total                                                               13,045,689

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Czechoslovakia Federated Republic (0.2%)
Republic of Czechoslovakia
  (Czech Crown)
  06-16-13                3.70%            32,900,000               $1,435,148

Denmark (0.7%)
Realkredit Danmark
  (Danish Krone)
  01-01-08                4.00             23,000,000                3,944,158

Finland (2.0%)
Republic of Finland
  (European Monetary Unit)
  07-04-07                5.00              9,070,000               11,743,640

France (6.4%)
Dexia Municipal Agency
  (European Monetary Unit)
   09-03-07               4.25                600,000                  767,971
France Telecom
   03-01-06               7.95                550,000                  558,206
Govt of France
  (European Monetary Unit)
   04-25-12               5.00              9,135,000               12,777,670
   04-25-13               4.00              9,170,000               12,156,079
   10-25-16               5.00              7,370,000               10,623,275
Total                                                               36,883,201

Germany (10.8%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
   09-02-09               5.00              1,955,000(d)             2,629,365
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13               1.40            282,000,000                2,611,093
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-10               5.38                520,000                  715,973
   07-04-13               3.75             11,830,000               15,424,798
   07-04-27               6.50              7,130,000               12,726,644
   07-04-28               4.75              1,965,000                2,862,344
   07-04-34               4.75              4,610,000                6,859,001
Bundesschatzanweisungen
  (European Monetary Unit)
   12-16-05               2.75              7,060,000                8,723,398
DEPFA Deutsche Pfandbriefbank
  (European Monetary Unit)
   01-15-10               5.50              2,090,000                2,888,321
Deutsche Bank
  (European Monetary Unit)
   07-28-09               4.25                375,000                  492,824

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Germany (cont.)
Landesbank Berlin Girozentrale
  (European Monetary Unit)
   04-30-07               5.00%             1,990,000               $2,560,648
Rheinische Hypothekenbank
  (European Monetary Unit)
   07-05-10               5.75              2,125,000                2,990,012
Total                                                               61,484,421

Greece (4.0%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06               2.75              7,435,000                9,213,057
   04-19-07               4.65              5,735,000                7,344,379
   10-22-22               5.90              4,060,000                6,407,553
Total                                                               22,964,989

Italy (4.6%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   03-01-07               4.50              7,330,000                9,350,679
   10-15-07               5.00              8,425,000               10,980,708
   11-01-26               7.25              3,445,191                6,414,218
Total                                                               26,745,605

Japan (7.9%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12               1.40            629,000,000                5,870,434
Govt of Japan
  (Japanese Yen)
   12-21-09               1.70          2,531,000,000               24,071,211
   03-22-10               1.70            328,000,000                3,122,384
   06-20-12               1.40            672,000,000                6,277,671
   12-20-12               1.00            418,000,000                3,784,364
   12-20-14               1.30            233,000,000                2,107,632
   12-20-34               2.40             54,000,000                  490,408
Total                                                               45,724,104

Luxembourg (0.5%)
Telecom Italia Capital
  09-30-34                6.00              2,620,000(d)             2,689,708

Malaysia (0.3%)
Petronas Capital
  05-22-12                7.00              1,475,000(d)             1,671,184

Mexico (0.4%)
Govt of Mexico
  (Mexican Peso)
   12-24-09               9.00             15,350,000                1,438,291
United Mexican States
   09-27-34               6.75                381,000                  413,004
  (Japanese Yen)
   06-06-06               6.75             48,000,000                  454,728
Total                                                                2,306,023

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
166   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Global Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Netherlands (2.9%)
Bank Nederlandse Gemeenten
  (British Pound)
   08-06-07               7.38%             1,050,000               $1,990,442
Govt of Netherlands
  (European Monetary Unit)
   01-15-08               2.50              9,150,000               11,339,988
   07-15-12               5.00              2,565,000                3,587,635
Total                                                               16,918,065

New Zealand (1.1%)
Govt of New Zealand
  (New Zealand Dollar)
  11-15-06                8.00              8,550,000                6,087,681

Norway (1.1%)
Govt of Norway
  (Norwegian Krone)
  05-16-11                6.00             36,180,000                6,480,741

Poland (1.1%)
Republic of Poland
  (Polish Zloty)
  03-24-10                5.75             20,595,000                6,596,351

South Africa (0.3%)
Republic of South Africa
  (South African Rand)
  08-31-10               13.00              9,890,000                1,891,127

South Korea (0.1%)
Korea Development Bank
  (Japanese Yen)
  06-25-08                 .98             65,000,000                  592,970

Spain (4.4%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
   03-25-11               3.50              2,900,000                3,707,227
Govt of Spain
  (European Monetary Unit)
   07-30-09               5.15             11,475,000               15,550,681
   07-30-10               3.25              4,850,000                6,151,975
Total                                                               25,409,883

Supra-National (1.0%)
European Investment Bank
  (British Pound)
  12-07-11                5.50              2,875,000                5,499,507

Sweden (0.5%)
Govt of Sweden
  (Swedish Krona)
   04-20-06               3.50             16,550,000                2,215,927
   08-15-07               8.00              4,600,000                  677,169
Total                                                                2,893,096

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United Kingdom (4.3%)
BT Group
   12-15-10               8.38%              $550,000                 $645,814
HBOS Treasury Services
  (European Monetary Unit)
   02-12-09               3.50              1,900,000                2,420,421
United Kingdom Treasury
  (British Pound)
   03-07-12               5.00              6,150,000               11,644,536
   09-07-14               5.00              5,355,000               10,265,706
Total                                                               24,976,477

United States (32.7%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.74              3,141,358(d,g)           3,138,109
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85                133,333(d,h)             133,325
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                500,000(d,h)             489,831
Airgas
   10-01-11               9.13                 75,000                   80,625
Allied Waste North America
  Series B
   04-01-08               8.88                 35,000                   36,925
AmeriCredit Automobile Receivables Trust
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05              1,700,000(h)             1,692,297
ANR Pipeline
   03-15-10               8.88                 75,000                   81,822
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              1,000,000(d,h)             993,320
ASIF Global Financing XIX
  Secured
   01-17-13               4.90              3,500,000(d)             3,547,844
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42               5.03                650,000(f)               668,024
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16               3.74              1,400,000(d,f,g)         1,400,249
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37               4.89                752,039(f)               760,022
Bayerische Landesbank
  Sub Nts
   12-01-08               5.88                800,000                  842,221
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                350,016(f)               342,732
  Series 2004-T16 Cl A3
   02-13-46               4.03                480,000(f)               473,293
  Series 2005-PWR8 Cl A1
   06-11-41               4.21              1,468,878(f)             1,465,117

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75%               $25,000                  $26,625
   04-15-14               6.75                155,000                  158,294
Caesars Entertainment
  Sr Nts
   04-15-13               7.00                510,000(i)               570,067
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              1,898,808(d,f)           1,902,896
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10               2.84                700,000                  682,417
  Series 2005-1 Cl A4
   07-15-09               4.05              1,400,000                1,402,128
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08              1,000,000                  993,300
Cardinal Health
   06-15-15               4.00              1,300,000(i)             1,203,216
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35                500,000                  501,382
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30               5.68              1,000,000(f)             1,055,021
Chesapeake Energy
   01-15-15               7.75                105,000                  112,875
  Sr Nts
   06-15-14               7.50                 15,000                   16,200
  Sr Unsecured
   08-15-17               6.50                165,000(d)               168,300
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10               3.88              2,580,000                3,341,795
Citigroup Commercial Mtge Trust
  Series 2005-C3 Cl A1
   05-15-43               4.39                980,726(f)               981,506
  Series 2005-EMG Cl A1
   09-20-51               4.15              2,241,435(d,f)           2,233,491
CMS Energy
  Sr Nts
   01-15-09               7.50                150,000                  158,250
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                 35,000(d)                34,738
Comcast Cable Communications Holdings
   03-15-13               8.38                 48,000                   57,997
Compass Minerals Group
   08-15-11              10.00                 75,000                   82,125
Cott Beverages
   12-15-11               8.00                195,000                  205,725
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              1,223,877(f)             1,282,826

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
167   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Global Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49%            $1,150,577(f)            $1,152,219
  Series 2004-C1 Cl A2
   01-15-37               3.52                150,000(f)               146,685
  Series 2005-C4 Cl A1
   08-15-38               4.77              2,250,000(f)             2,273,262
DaimlerChrysler NA Holding
  (European Monetary Unit)
   01-16-07               5.63                655,000                  841,305
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                135,000                  145,969
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                 45,000                   49,388
DR Horton
  Sr Nts
   02-15-15               5.25                665,000                  638,809
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                145,000                  155,223
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88                 25,000                   25,000
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                 45,000                   44,775
ERAC USA Finance
   05-01-15               5.60              1,515,000(d)             1,564,701
Federal Home Loan Mtge Corp
   07-12-10               4.13              6,650,000                6,638,023
 (European Monetary Unit)
   02-15-07               4.63              3,570,000                4,551,984
Federal Home Loan Mtge Corp #A11799
   08-01-33               6.50                142,635(f)               147,561
Federal Home Loan Mtge Corp #A15881
   11-01-33               5.00                919,493(f)               915,916
Federal Home Loan Mtge Corp #E01377
   05-01-18               4.50                717,707(f)               712,982
Federal Home Loan Mtge Corp #E91326
   09-01-17               6.50                241,450(f)               249,904
Federal Home Loan Mtge Corp #E99967
   10-01-18               5.00                763,461(f)               770,413
Federal Home Loan Mtge Corp #G01535
   04-01-33               6.00              1,114,531(f)             1,152,311
Federal Natl Mtge Assn
   10-15-06               4.38              2,910,000                2,922,464
Federal Natl Mtge Assn #255377
   08-01-34               7.00              1,214,344(f)             1,273,104
Federal Natl Mtge Assn #360800
   01-01-09               5.74                636,665(f)               661,161
Federal Natl Mtge Assn #386599
   11-01-10               4.47                362,918(f)               361,430
Federal Natl Mtge Assn #440730
   12-01-28               6.00                964,665(f)               997,096
Federal Natl Mtge Assn #555316
   02-01-13               4.87                797,673(f)               815,301

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Federal Natl Mtge Assn #555734
   07-01-23               5.00%              $680,012(f)              $681,166
Federal Natl Mtge Assn #555740
   08-01-18               4.50                383,387(f)               380,617
Federal Natl Mtge Assn #575487
   04-01-17               6.50                515,043(f)               536,367
Federal Natl Mtge Assn #621581
   12-01-31               6.50                423,897(f)               441,769
Federal Natl Mtge Assn #631315
   02-01-17               5.50                283,123(f)               289,920
Federal Natl Mtge Assn #639965
   08-01-17               6.00                917,357(f)               950,669
Federal Natl Mtge Assn #640996
   05-01-32               7.50                327,235(f)               346,951
Federal Natl Mtge Assn #646147
   06-01-32               7.00                268,127(f)               282,271
Federal Natl Mtge Assn #652284
   08-01-32               6.50                286,231(f)               296,433
Federal Natl Mtge Assn #653145
   07-01-17               6.00                186,003(f)               192,758
Federal Natl Mtge Assn #654121
   09-01-17               6.00                663,486(f)               687,601
Federal Natl Mtge Assn #655589
   08-01-32               6.50              1,194,913(f)             1,244,751
Federal Natl Mtge Assn #666424
   08-01-32               6.50                253,099(f)               262,120
Federal Natl Mtge Assn #670461
   11-01-32               7.50                455,985(f)               483,458
Federal Natl Mtge Assn #684595
   03-01-33               6.00              1,145,044(f)             1,173,155
Federal Natl Mtge Assn #687583
   04-01-33               6.00              2,546,363(f)             2,610,445
Federal Natl Mtge Assn #688034
   03-01-33               5.50                353,366(f)               358,401
Federal Natl Mtge Assn #688691
   03-01-33               5.50                715,931(f)               723,956
Federal Natl Mtge Assn #720786
   09-01-33               5.50              1,406,046(f)             1,421,808
Federal Natl Mtge Assn #735029
   09-01-13               5.28                692,243(f)               720,918
Federal Natl Mtge Assn #739474
   10-01-33               5.50                771,708(f)               782,996
Federal Natl Mtge Assn #741850
   09-01-33               5.50              2,028,819(f)             2,051,562
Federal Natl Mtge Assn #748110
   10-01-33               6.50              2,543,515(f)             2,632,003
Federal Natl Mtge Assn #753507
   12-01-18               5.00              2,682,312(f)             2,703,340
Federal Natl Mtge Assn #755498
   11-01-18               5.50              1,797,119(f)             1,837,532
Federal Natl Mtge Assn #756799
   11-01-33               6.50                701,961(f)               731,499
Federal Natl Mtge Assn #756844
   02-01-19               5.00                631,422(f)               636,184
Federal Natl Mtge Assn #791393
   10-01-19               5.50              3,062,628(f)             3,130,352
Ford Motor
   10-01-28               6.63                391,000                  290,852

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
   03-15-12               4.15%              $800,000(h)              $799,114
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56                727,606(f)               747,395
  Series 2005-C1 Cl A5
   06-10-48               4.77                500,000(f)               504,941
  Series 2005-C3 Cl A1
   07-10-45               4.59              1,060,000(f)             1,067,928
  Series 2005-C3 Cl A2
   07-10-45               4.85                790,000(f)               803,163
General Electric Capital
  (European Monetary Unit)
   06-20-07               5.13                540,000                  697,759
  (New Zealand Dollar)
   02-04-10               6.63              3,435,000                2,401,031
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35               4.77              1,775,000(d,f)           1,792,519
Genworth Financial
  (Japanese Yen)
   06-20-11               1.60            120,000,000                1,095,938
Georgia Gulf
  Sr Nts
   12-15-13               7.13                100,000                  103,750
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55                900,000(f)               898,117
  Series 2005-C1 Cl A1
   05-10-43               4.21                785,328(f)               782,889
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32               0.00                863,822(e,f)              92,621
Govt Natl Mtge Assn #604708
   10-15-33               5.50                868,787(f)               886,435
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76                800,000(f)               808,311
  Series 2004-GG1 Cl A5
   06-10-36               4.88                500,000(f)               509,091
  Series 2005-GG3 Cl A1
   08-10-42               3.92                549,254(f)               545,354
  Series 2005-GG3 Cl A3
   08-10-42               4.57              1,550,000(f)             1,550,904
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38               4.96                900,000(f)               917,481
  Series 2005-GG4 Cl A1
   07-10-39               4.37              1,214,088(f)             1,214,817
HCA
  Sr Nts
   03-15-14               5.75                100,000                   98,827
Hilton Hotels
   12-01-12               7.63                100,000                  114,734

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
168   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Global Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53%              $600,000                 $593,832
HSBC Bank USA
  Sub Nts
   08-15-35               5.63              2,750,000                2,837,101
ING Security Life Institutional Funding
   01-15-10               4.25              1,180,000(d)             1,172,013
Intl Paper
  (European Monetary Unit)
   08-11-06               5.38                500,000                  633,327
IPALCO Enterprises
  Secured
   11-14-08               8.38                140,000                  150,150
ITT
   11-15-15               7.38                125,000                  136,875
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37                792,178(f)               792,482
  Series 2003-LN1 Cl A1
   10-15-37               4.13                363,898(f)               358,565
  Series 2003-ML1A Cl A1
   03-12-39               3.97                413,073(f)               406,324
  Series 2004-CBX Cl A5
   01-12-37               4.65                700,000(f)               702,990
  Series 2005-CB11 Cl A3
   08-12-37               5.20                950,000(f,i)             983,013
Key Energy Services
  Series C
   03-01-08               8.38                 65,000                   67,275
L-3 Communications
   06-15-12               7.63                230,000                  243,800
Lamar Media
   01-01-13               7.25                 50,000                   52,625
  Sr Sub Nts
   08-15-15               6.63                180,000(d)               183,600
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A3
   11-15-27               4.83                900,000(f)               912,474
  Series 2004-C2 Cl A3
   03-15-29               3.97                650,000(f)               628,173
  Series 2004-C4 Cl A3
   06-15-29               5.16                850,000(f,g)             878,166
  Series 2004-C6 Cl A1
   08-15-29               3.88              1,234,264(f)             1,220,869
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,100,000(f)             1,091,398
  Series 2004-C6 Cl A4
   08-15-29               4.58                950,000(f)               953,375
  Series 2004-C7 Cl A2
   10-15-29               3.99                800,000(f)               785,840
  Series 2004-C8 Cl A2
   12-15-29               4.20              1,000,000(f)               991,120
  Series 2005-C3 Cl A1
   07-15-30               4.39                878,004(f)               879,857
  Series 2005-C5 Cl A2
   09-15-40               4.89              1,050,000(f)             1,065,519

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40%              $600,000(h)              $593,742
MacDermid
   07-15-11               9.13                 20,000                   21,500
Meritage Homes
   03-15-15               6.25                 25,000                   23,406
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22              1,124,134(f)             1,121,147
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               4.00                275,000(g)               275,261
Metropolitan Life Global Funding I
  Sr Nts
   08-19-10               4.63                700,000(d)               705,449
MGM MIRAGE
   10-01-09               6.00                 25,000                   25,000
  Sr Nts
   02-27-14               5.88                125,000                  120,625
   07-15-15               6.63                190,000(b,d)             191,900
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                 30,000                   30,375
  Sr Sub Nts
   04-01-12               8.00                 50,000                   53,250
Moog
  Sr Sub Nts
   01-15-15               6.25                 10,000                   10,000
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                690,000(f)               689,607
Morgan Stanley Group
  (European Monetary Unit)
   03-16-06               5.25              2,045,000                2,561,131
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              1,350,000(f)             1,457,584
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38                320,000                  348,000
Nextel Communications
  Sr Nts Series E
   10-31-13               6.88                185,000                  198,149
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54                900,000                  890,703
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                 20,000                   21,000
NorthWestern Energy
  Secured
   11-01-14               5.88                 10,000(d)                10,326
Offshore Logistics
   06-15-13               6.13                 15,000                   14,625
Owens-Illinois Glass Container
   05-15-11               7.75                150,000                  159,000

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Peabody Energy
  Series B
   03-15-13               6.88%              $145,000                 $150,981
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                 50,000                   53,250
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49                560,000                  557,462
Potomac Edison
  1st Mtge
   11-15-14               5.35                 75,000(d)                77,707
Pricoa Global Funding I
   06-25-12               4.63              2,935,000(d)             2,940,439
Pride Intl
  Sr Nts
   07-15-14               7.38                 25,000                   27,125
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67                824,691(f)               805,907
Qwest
   03-15-12               8.88                130,000                  142,025
Residential Capital
   06-30-10               6.38              1,085,000(d)             1,107,590
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                 30,000                   30,638
Simon Property Group LP
   06-15-15               5.10              1,680,000(d)             1,673,767
Southern Natural Gas
   03-15-10               8.88                100,000                  109,095
Southern Star Central
  Secured
   08-01-10               8.50                 50,000                   54,000
Sprint Capital
   11-15-28               6.88              1,470,000                1,684,539
Standard-Pacific
  Sr Nts
   08-15-15               7.00                 85,000                   83,725
Station Casinos
  Sr Nts
   04-01-12               6.00                 90,000                   90,675
  Sr Sub Nts
   03-01-16               6.88                335,000(b,d)             344,213
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                115,000                  120,606
Toyota Motor Credit
  (Japanese Yen)
   06-09-08               0.75            292,000,000                2,666,411
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                 85,000                   91,375
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05              1,500,000(h)             1,492,440

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
169   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Global Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Triad Hospitals
  Sr Nts
   05-15-12               7.00%              $100,000                 $103,500
U.S. Treasury
   02-15-08               3.38              1,795,000                1,775,366
   05-15-15               4.13                540,000                  543,480
   08-15-15               4.25              3,935,000                4,009,395
   08-15-23               6.25              6,600,000                8,178,331
   02-15-26               6.00              1,590,000(i)             1,949,862
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63              5,678,695(j)             5,671,929
United Auto Group
   03-15-12               9.63                 35,000                   37,581
Verizon Pennsylvania
  Series A
   11-15-11               5.65              7,005,000                7,324,918

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

United States (cont.)
Wachovia Bank Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-35               3.89%              $750,000(f)              $737,943
  Series 2005-C16 Cl A3
   10-15-41               4.62              1,050,000(f)             1,052,976
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              2,365,000                2,597,773
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54              1,100,000                1,088,846
Total                                                              187,457,302

Total Bonds
(Cost: $525,421,390)                                              $543,073,379

Short-Term Securities (4.0%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agency (0.9%)
Federal Home Loan Bank
  09-09-05                3.41%            $5,000,000               $4,995,737

Commercial Paper (3.1%)
HSBC Finance
   09-01-05               3.56%           $12,800,000              $12,798,735
Natl Australia Funding
   09-01-05               3.49              5,000,000(k)             4,999,515
Total                                                               17,798,250

Total Short-Term Securities
(Cost: $22,796,211)                                                $22,793,987

Total Investments in Securities
(Cost: $548,217,601)(l)                                           $565,867,366

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
170   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Global Bond Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $537,876.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $33,145,694 or 5.8% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(h) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

       AMBAC --    Ambac Assurance Corporation

       FGIC  --    Financial Guaranty Insurance Company

       FSA   --    Financial Security Assurance

       MBIA  --    MBIA Insurance Corporation

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

       Type of security                                        Notional amount

       Purchase contracts
       Eurodollar, Sept. 2005, 10-year                              $4,400,000

       Sale contracts
       U.S. Treasury Note, Sept. 2005, 5-year                        1,200,000
       U.S. Treasury Note, Sept. 2005, 10-year                       1,400,000
       U.S. Treasury Note, Dec. 2005, 5-year                         3,900,000
       U.S. Treasury Note, Dec. 2005, 10-year                       17,300,000

(j) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $4,999,515 or 0.9% of net assets.

(l) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $548,386,831 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $20,882,490
       Unrealized depreciation                                      (3,401,955)
                                                                    ----------
       Net unrealized appreciation                                 $17,480,535
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
171   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Global Inflation Protected Securities Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Bonds (98.5%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Sovereign (1.0%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%               578,000(c)              $748,215
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50                235,000(c)               440,930
Total                                                                1,189,145

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

U.S. Government Obligations & Agencies (97.5%)(b)
U.S. Treasury
Inflation-Indexed Bond
   01-15-07               3.38%           $11,772,780              $12,202,474
   01-15-08               3.63              9,896,140               10,495,066
   01-15-09               3.88              6,890,428                7,492,391
   04-15-10               0.88              5,328,417                5,203,373
   07-15-12               3.00             14,895,560               16,301,026
   01-15-14               2.00             14,747,206               15,202,559
   07-15-14               2.00              8,424,892                8,695,247
   01-15-15               1.63              8,026,568                8,017,005
   01-15-25               2.38              5,334,561                5,784,153
   04-15-28               3.63             13,780,994               18,318,682
   04-15-29               3.88              4,129,089                5,742,916
Total                                                              113,454,892

Total Bonds
(Cost: $113,791,069)                                              $114,644,037

Short-Term Securities (1.2%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                               maturity

U.S. Government Agencies
Federal Home Loan Mtge Corp Disc Nt
   09-20-05               3.43%              $700,000                 $698,670
Federal Natl Mtge Assn Disc Nt
  09-14-05                3.42                700,000                  699,069

Total Short-Term Securities
(Cost: $1,397,872)                                                  $1,397,739

Total Investments in Securities
(Cost: $115,188,941)(d)                                           $116,041,776

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2005, the value of foreign securities represented 1.0% of net assets.

(d) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $115,277,487 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                        $783,988
       Unrealized depreciation                                         (19,699)
                                                                       -------
       Net unrealized appreciation                                    $764,289
                                                                      --------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
172   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Growth Fund
Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (95.7%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (1.1%)
Boeing                                         21,502               $1,441,064
Goodrich                                        8,567                  392,540
Honeywell Intl                                 14,806                  566,774
Lockheed Martin                                33,670                2,095,620
Total                                                                4,495,998

Beverages (1.2%)
PepsiCo                                        88,183                4,836,838

Biotechnology (3.1%)
Amgen                                          75,961(b)             6,069,283
Biogen Idec                                    28,185(b)             1,187,998
Genentech                                      39,138(b)             3,676,624
Gilead Sciences                                32,556(b)             1,399,908
Total                                                               12,333,813

Capital Markets (0.8%)
Franklin Resources                             16,062                1,292,027
Investors Financial Services                   42,241                1,483,504
State Street                                   11,237                  543,084
Total                                                                3,318,615

Chemicals (0.6%)
Monsanto                                       39,885                2,546,258

Commercial Banks (0.1%)
ICICI Bank ADR                                 21,845(c)               510,736

Commercial Services & Supplies (0.1%)
Cendant                                        18,317                  372,568

Communications Equipment (4.0%)
CIENA                                         177,980(b)               400,455
Cisco Systems                                 329,132(b)             5,799,306
Motorola                                       91,345                1,998,629
Nokia ADR                                     370,967(c)             5,850,149
QUALCOMM                                       40,713                1,616,713
Total                                                               15,665,252

Computers & Peripherals (3.3%)
Dell                                          201,860(b)             7,186,216
EMC                                           281,874(b)             3,624,900
Hewlett-Packard                                71,762                1,992,113
Total                                                               12,803,229

Consumer Finance (0.4%)
Capital One Financial                           6,110                  502,486
First Marblehead                               32,798(b)               948,847
Total                                                                1,451,333

Diversified Financial Services (0.5%)
Contax Participacoes                           45,600(b,c)              29,686
streetTRACKS Gold Trust                        45,505(b)             1,974,007
Total                                                                2,003,693

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Diversified Telecommunication Services (19.2%)
ALLTEL                                         27,166               $1,684,020
Brasil Telecom
  Participacoes ADR                            14,800(c)               539,460
Chunghwa Telecom                               72,430(c)             1,394,278
France Telecom                                 31,211(c)               943,561
MCI                                           265,100                6,797,164
Sprint Nextel                               1,900,537               49,280,924
Tele Norte Leste
  Participacoes                                63,200(c)               950,528
Telewest Global                               578,623(b,c)          12,845,431
Verizon Communications                         16,236                  531,080
Total                                                               74,966,446

Electronic Equipment & Instruments (0.2%)
Flextronics Intl                               50,403(b,c)             658,263

Energy Equipment & Services (1.0%)
Halliburton                                    32,389                2,007,146
Nabors Inds                                     6,055(b,c)             405,685
Schlumberger                                    9,277                  799,956
Transocean                                     12,960(b)               765,158
Total                                                                3,977,945

Food & Staples Retailing (1.1%)
Rite Aid                                      192,600(b)               785,808
Safeway                                        16,300                  386,799
Wal-Mart Stores                                72,776                3,272,009
Total                                                                4,444,616

Food Products (0.7%)
Kellogg                                        61,640                2,794,141

Health Care Equipment & Supplies (2.8%)
Alcon                                           6,754(c)               797,310
Baxter Intl                                   123,528                4,981,885
Boston Scientific                              49,765(b)             1,337,683
Guidant                                        47,924                3,385,351
Hospira                                        13,900(b)               553,776
Total                                                               11,056,005

Health Care Providers & Services (5.5%)
Aetna                                          15,959                1,271,454
AmerisourceBergen                              11,932                  890,962
Cardinal Health                                92,692                5,525,370
HCA                                           101,913                5,024,311
HealthSouth                                    55,731(b)               295,374
Magellan Health Services                       50,738(b)             1,798,662
McKesson                                       15,126                  705,930
Medco Health Solutions                         43,829(b)             2,159,455
UnitedHealth Group                             70,881                3,650,372
WellPoint                                       4,530(b)               336,353
Total                                                               21,658,243

Hotels, Restaurants & Leisure (0.2%)
McDonald's                                     22,150                  718,768

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Household Durables (0.1%)
Harman Intl Inds                                1,306                 $135,040
Tempur-Pedic Intl                              17,639(b)               283,459
Total                                                                  418,499

Household Products (2.4%)
Procter & Gamble                               59,529                3,302,669
Spectrum Brands                               217,277(b)             6,116,347
Total                                                                9,419,016

Industrial Conglomerates (1.3%)
General Electric                               28,070                  943,433
Tyco Intl                                     148,504(c)             4,132,866
Total                                                                5,076,299

Insurance (2.3%)
ACE                                            47,797(c)             2,122,665
American Intl Group                            93,242                5,519,926
Chubb                                           4,157                  361,493
Hartford Financial
  Services Group                               14,668                1,071,497
Total                                                                9,075,581

Internet & Catalog Retail (0.2%)
eBay                                           15,167(b)               614,112

Internet Software & Services (2.0%)
Google Cl A                                    26,796(b)             7,663,656

Media (11.9%)
Comcast Cl A                                  169,404(b)             5,209,173
Grupo Televisa ADR                              5,535(c)               347,598
Liberty Global Cl A                            68,635(b)             3,483,226
News Corp Cl A                                 56,455                  915,136
NTL                                           440,298(b)            28,126,237
Time Warner                                    62,811(b)             1,125,573
Viacom Cl B                                    22,121                  751,893
Vivendi Universal ADR                         197,160(c)             6,220,398
Total                                                               46,179,234

Metals & Mining (3.0%)
Agnico-Eagle Mines                             28,201(c)               368,869
Barrick Gold                                   25,187(c)               660,403
Coeur d'Alene Mines                           579,462(b)             2,115,036
Glamis Gold                                    35,199(b,c)             669,485
Harmony Gold Mining ADR                       123,159(c)               932,314
Kinross Gold                                   80,667(b,c)             509,815
Newmont Mining                                137,210                5,430,773
PAN American Silver                            56,000(b,c)             873,040
Stillwater Mining                              33,478(b)               268,828
Total                                                               11,828,563

Multiline Retail (0.4%)
JC Penney                                      11,011                  535,465
Kohl's                                         19,885(b)             1,042,968
Total                                                                1,578,433

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
173   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Growth Fund

Issuer                                         Shares                 Value(a)

Oil & Gas (4.3%)
Anadarko Petroleum                             25,618               $2,327,908
Burlington Resources                           24,859                1,834,346
Chevron                                        35,445                2,176,323
ConocoPhillips                                 40,906                2,697,341
Devon Energy                                   26,185                1,591,262
EnCana                                          8,330(c)               409,753
Exxon Mobil                                    32,290                1,934,171
Kinder Morgan
  Management LLC                                   --(b)                     1
Marathon Oil                                   23,638                1,520,160
Valero Energy                                  22,548                2,401,361
Total                                                               16,892,626

Personal Products (2.5%)
Avon Products                                  11,139                  365,582
Gillette                                      176,159                9,489,685
Total                                                                9,855,267

Pharmaceuticals (7.8%)
Abbott Laboratories                            63,096                2,847,522
AstraZeneca                                    12,349(c)               566,970
Bristol-Myers Squibb                           58,258                1,425,573
GlaxoSmithKline ADR                            32,394(c)             1,578,236
Johnson & Johnson                              88,884                5,634,357
Novartis ADR                                   79,865(c)             3,893,419
Pfizer                                        314,755                8,016,809
Roche Holding                                  20,680(c)             2,869,652
Schering-Plough                                52,426                1,122,441
Wyeth                                          53,496                2,449,582
Total                                                               30,404,561

Semiconductors & Semiconductor Equipment (3.4%)
Applied Materials                              20,202                  369,899
Freescale
  Semiconductor Cl A                           68,897(b)             1,645,260
Freescale
  Semiconductor Cl B                           37,150(b)               894,572
Intel                                         255,751                6,577,916
MEMC Electronic Materials                     143,201(b)             2,414,369
Texas Instruments                              45,608                1,490,469
Total                                                               13,392,485

Software (4.0%)
Adobe Systems                                  13,899                  375,829
BMC Software                                   18,140(b)               362,800
Compuware                                      52,600(b)               476,556
Electronic Arts                                20,192(b)             1,156,598
Macromedia                                     20,555(b)               759,507
Mercury Interactive                            43,663(b)             1,601,122
Microsoft                                     194,495                5,329,164
Novell                                         62,656(b)               412,276
Oracle                                        226,561(b)             2,938,496
Siebel Systems                                148,080                1,221,660
Symantec                                       42,897(b)               899,979
Total                                                               15,533,987

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Specialty Retail (--%)
Gap                                             7,353                 $139,781

Thrifts & Mortgage Finance (0.8%)
Countrywide Financial                          40,669                1,374,205
Fannie Mae                                     23,467                1,197,756
Freddie Mac                                     7,816                  471,930
Total                                                                3,043,891

Tobacco (0.8%)
Altria Group                                   43,275                3,059,543

Wireless Telecommunication Services (2.6%)
Hutchison Telecommunications
  Intl ADR                                     41,132(b,c)             746,546
KT Freetel                                      7,750(c)               187,754
LG Telecom                                     38,503(b,c)             207,782
Millicom Intl Cellular                         46,138(b,c)             886,311
NeuStar Cl A                                   81,137(b)             2,232,079
O2                                            277,378(c)               767,990
Orascom Telecom GDR                            74,302(c)             3,435,724
Telesp Celular Participacoes                   91,685(c)               380,493
Turkcell Iletisim
  Hizmetleri ADR                               59,080(c)               793,444
Vodafone Group ADR                             24,663(c)               672,067
Total                                                               10,310,190

Total Common Stocks
(Cost: $353,587,807)                                              $375,098,484

Options Purchased (0.2%)
Issuer        Contracts      Exercise        Expiration               Value(a)
                               price            date

Calls
Sprint Nextel    920          $27.50          Jan. 2006               $625,600

Puts
S&P 500 Index    135           1,135          Dec. 2005                135,000

Total Options Purchased
(Cost: $823,415)                                                      $760,600

Short-Term Securities (4.4%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agencies (2.6%)
Federal Home Loan Mtge Corp Disc Nt
   09-20-05               3.43%            $2,300,000               $2,295,624
Federal Natl Mtge Assn Disc Nt
   09-14-05               3.31              8,000,000                7,989,702
Total                                                               10,285,326

Commercial Paper (1.8%)
Bear Stearns Companies
   09-09-05               3.43                900,000                  899,228
Citibank
   09-01-05               3.51              5,000,000(d)             4,999,513
Old Line Funding
   09-01-05               3.56              1,200,000(d)             1,199,881
Total                                                                7,098,622

Total Short-Term Securities
(Cost: $17,385,594)                                                $17,383,948

Total Investments in Securities
(Cost: $371,796,816)(e)                                           $393,243,032

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
174   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Growth Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 15.1% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $6,199,394 or 1.6% of net assets.

(e) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $376,792,457 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $22,666,204
       Unrealized depreciation                                      (6,215,629)
                                                                    ----------
       Net unrealized appreciation                                 $16,450,575
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
175   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - High Yield Bond Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Bonds (93.2%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Aerospace & Defense (3.2%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00%            $4,300,000               $4,439,750
CPI Holdco
  Sr Nts
   02-01-15               9.67              4,200,000(h)             4,164,896
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88              3,190,000                3,229,875
L-3 Communications
   06-15-12               7.63              7,425,000                7,870,500
   07-15-13               6.13              7,425,000                7,499,250
  Sr Sub Nts
   10-15-15               6.38              8,100,000(d)             8,221,500
Moog
  Sr Sub Nts
   01-15-15               6.25              1,660,000                1,660,000
Standard Aero Holdings
   09-01-14               8.25              2,895,000                2,895,000
Total                                                               39,980,771

Automotive (3.6%)
Affinia Group
   11-30-14               9.00              5,455,000(d)             4,500,375
ArvinMeritor
   02-15-09               6.80              3,920,000                3,861,200
GMAC
   09-15-11               6.88             13,440,000               12,727,452
IAAI Finance
  Sr Unsecured
   04-01-13              11.00              4,900,000(d)             5,116,384
Lear
  Series B
   08-01-14               5.75              9,375,000                8,332,031
Tenneco Automotive
  Series B
   07-15-13              10.25              5,250,000                5,958,750
TRW Automotive
  Sr Nts
   02-15-13               9.38              4,325,000                4,800,750
Total                                                               45,296,942

Brokerage (0.7%)
LaBranche & Co
  Sr Nts
   05-15-09               9.50                830,000                  879,800
   05-15-12              11.00              6,855,000                7,574,775
Total                                                                8,454,575

Building Materials (2.0%)
Ainsworth Lumber
   10-01-12               7.25              5,595,000(c)             5,231,325
Compression Polymers Holdings
  Sr Nts
   07-01-13              10.50              2,425,000(d)             2,437,125

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Building Materials (cont.)
Euramax
  Term Loan B
   08-08-13              10.56%            $6,000,000               $6,075,000
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00              5,190,000                5,449,500
Norcraft Holdings/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
  thereafter 9.75%)
   09-01-12               9.80              6,090,000(f)             4,323,900
NTK Holdings
  Sr Disc Nts (Zero coupon through 09-01-09,
  thereafter 10.375%)
   03-01-14              11.12              2,695,000(d,f)           1,549,625
Total                                                               25,066,475

Chemicals (2.9%)
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63              3,438,000                3,897,833
BCP Crystal US Holdings/Sub3
  Sr Disc Nts Series B
  (Zero coupon through 10-01-09,
  thereafter 10.50%)
   10-01-14               9.37              3,774,000(f)             2,698,410
Equistar Chemicals LP/Funding
  Sr Nts
   05-01-11              10.63              3,875,000                4,301,250
Georgia Gulf
  Sr Nts
   12-15-13               7.13              4,005,000                4,155,188
INVISTA
   05-01-12               9.25             13,360,000(d)            14,629,199
Nell
  Sr Nts
   08-15-15               8.38              3,440,000(c,d)           3,478,700
PQ
   02-15-13               7.50              3,580,000(d)             3,597,900
Total                                                               36,758,480

Construction Machinery (2.1%)
Columbus McKinnon
  Sr Sub Nts
   11-01-13               8.88              1,510,000(d,g)           1,528,875
Gardner Denver
   05-01-13               8.00                460,000(d)               487,600
NationsRent Companies
  Secured
   10-15-10               9.50              7,070,000                7,741,650
Neff Rental LLC/Finance
  Secured
   06-15-12              11.25              2,540,000(d)             2,705,100

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Construction Machinery (cont.)
United Rentals North America
   02-15-12               6.50%            $6,425,000               $6,272,406
  Sr Sub Nts
   02-15-14               7.00              7,295,000                6,948,488
Total                                                               25,684,119

Consumer Cyclical Services (0.1%)
Da-Lite Screen
  Sr Nts
  05-15-11                9.50              1,195,000                1,269,688

Consumer Products (2.5%)
AAC Group Holding
  Sr Disc Nts (Zero coupon through 10-01-08,
  thereafter 10.25%)
   10-01-12              10.07              3,225,000(d,f)           2,386,500
ACCO Brands
  Sr Sub Nts
   08-15-15               7.63              2,840,000(d)             2,847,100
Amscan Holdings
  Sr Sub Nts
   05-01-14               8.75              1,895,000                1,804,988
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25              3,995,000                4,264,663
Simmons Bedding
  Sr Disc Nts (Zero coupon through 12-15-09,
  thereafter 10.00%)
   12-15-14              10.00              2,265,000(d,f)           1,302,375
  Sr Sub Nts
   01-15-14               7.88              5,665,000                5,438,399
Spectrum Brands
   02-01-15               7.38              5,885,000                5,664,312
Visant
   10-01-12               7.63              5,105,000                5,245,388
Visant Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13              10.14              3,350,000(f)             2,437,125
Total                                                               31,390,850

Diversified Manufacturing (0.7%)
ALH Finance LLC
  Sr Sub Nts
   01-15-13               8.50              5,605,000                5,422,838
TriMas
   06-15-12               9.88              3,815,000                3,261,825
Total                                                                8,684,663

Electric (4.6%)
Aquila
  Sr Nts
   11-15-09               7.63              6,185,000                6,416,938
   02-01-11               9.95              3,645,000                4,055,063

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
176   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Electric (cont.)
CMS Energy
  Sr Nts
   08-01-10               7.75%            $5,905,000               $6,406,925
Midwest Generation LLC
  Series B
   01-02-16               8.56              6,910,160                7,601,176
Mirant Americas Generation LLC
  Sr Nts
   10-01-21               8.50              3,615,000(b)             4,247,625
NRG Energy
   12-15-13               8.00              2,943,000                3,178,440
Reliant Energy
  Secured
   12-15-14               6.75              8,665,000                8,491,700
Tenaska Alabama Partners LP
  Secured
   06-30-21               7.00              4,990,000(d)             5,205,518
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88              9,238,000(d)             9,584,424
Utilicorp Canada Finance
   06-15-11               7.75              2,005,000(c)             2,095,225
Total                                                               57,283,034

Entertainment (2.3%)
Hit Entertainment
  Term Loan B
   02-24-12               8.88              2,700,000(g)             2,740,500
Loews Cineplex
   08-01-14               9.00             11,850,000(d)            11,642,625
Six Flags
  Sr Nts
   06-01-14               9.63              4,115,000                4,125,288
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75              6,425,000                6,649,875
United Artists Theatre
   07-01-15               9.30              3,092,333                3,061,410
Total                                                               28,219,698

Environmental (2.4%)
Allied Waste North America
  Secured
   02-15-14               6.13              6,740,000                6,285,050
  Series B
   09-01-12               9.25                695,000                  759,288
  Sr Nts
   04-15-13               7.88              5,180,000                5,335,400
Clean Harbors
  Secured
   07-15-12              11.25              5,350,000(d)             5,992,000
Waste Services
  Sr Sub Nts
   04-15-14               9.50              7,030,000(d)             7,012,424
  Term Loan B
   03-31-11               5.28              4,505,779                4,573,366
Total                                                               29,957,528

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Food and Beverage (1.9%)
American Seafoods Group LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
   11-01-11              12.12%           $10,755,000(f)            $8,039,363
Burns Philp Capital Property
  Sr Sub Nts
   02-15-11              10.75             13,645,000(c)            15,214,175
Total                                                               23,253,538

Gaming (5.5%)
Boyd Gaming
  Sr Sub Nts
   04-15-14               6.75             15,500,000               15,829,374
CCM Merger
   08-01-13               8.00              3,225,000(d)             3,289,500
MGM MIRAGE
  Sr Nts
   02-27-14               5.88             15,345,000               14,807,924
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13              6,175,000                6,252,188
  Sr Sub Nts
   04-01-12               8.00              6,277,000                6,685,005
Penn Natl Gaming
  Sr Sub Nts
   03-01-15               6.75              3,135,000                3,103,650
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75              6,105,000                6,700,238
Seneca Gaming
  Sr Nts
   05-01-12               7.25              3,405,000                3,541,200
Station Casinos
  Sr Nts
   04-01-12               6.00              7,605,000                7,662,038
Wheeling Island Gaming
   12-15-09              10.13                560,000                  592,900
Total                                                               68,464,017

Gas Pipelines (2.9%)
ANR Pipeline
   03-15-10               8.88              8,045,000                8,776,741
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95              4,775,000(d)             4,739,188
El Paso CGP
   06-15-10               7.75                650,000                  666,250
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63              9,185,000                9,832,607
Southern Natural Gas
   03-15-10               8.88              4,925,000                5,372,958
Southern Star Central
  Secured
   08-01-10               8.50              6,190,000                6,685,200
Total                                                               36,072,944

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Health Care (7.7%)
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50%            $6,060,000               $6,128,175
DaVita
  Sr Nts
   03-15-13               6.63              1,885,000(d)             1,913,275
  Sr Sub Nts
   03-15-15               7.25              7,875,000(d)             8,002,969
Fisher Scientific Intl
  Sr Sub Nts
   07-01-15               6.13              5,500,000(d)             5,500,000
HCA
  Sr Nts
   03-15-14               5.75              3,425,000                3,384,814
  Sr Unsecured
   12-01-09               5.50              3,410,000                3,395,201
   01-15-15               6.38              6,370,000                6,539,939
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75              7,500,000                8,081,250
LifeCare Holdings
  Sr Sub Nts
   08-15-13               9.25              5,070,000(d)             4,993,950
MedCath Holdings
  Sr Nts
   07-15-12               9.88              5,610,000                6,227,100
Select Medical
   02-01-15               7.63              6,095,000                5,927,388
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                335,000                  356,775
   02-01-15               9.25              1,080,000(d)             1,115,100
Triad Hospitals
  Sr Nts
   05-15-12               7.00              9,955,000               10,303,424
US Oncology
   08-15-12               9.00              3,050,000                3,324,500
   08-15-14              10.75              2,215,000                2,502,950
US Oncology Holdings
  Sr Nts
   03-15-15               8.62              6,280,000(d,h)           6,280,000
Vanguard Health Holding I LLC
  Sr Disc Nts (Zero coupon through 10-01-09,
  thereafter 11.25%)
   10-01-15              10.69              4,665,000(f)             3,463,763
Vanguard Health Holding II LLC
  Sr Sub Nts
   10-01-14               9.00              8,150,000                8,863,124
Total                                                               96,303,697

Home Construction (1.6%)
Meritage Homes
   03-15-15               6.25              4,930,000                4,615,713
Standard Pacific
  Sr Nts
   08-15-10               6.50                860,000                  853,550
  Sr Sub Nts
   04-15-12               9.25              1,250,000                1,371,875

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
177   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Home Construction (cont.)
Stanley-Martin Communities LLC
  Sr Sub Nts
   08-15-15               9.75%            $2,820,000(d)            $2,848,200
WCI Communities
   03-15-15               6.63              6,795,000                6,200,437
William Lyon Homes
  Sr Nts
   12-15-12               7.63                985,000                  940,675
   02-15-14               7.50              3,430,000                3,241,350
Total                                                               20,071,800

Independent Energy (3.1%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50                800,000                  860,000
   06-15-14               7.50              2,177,000                2,351,160
   08-15-14               7.00              7,341,000                7,744,755
   06-15-15               6.38              3,060,000                3,121,200
   01-15-16               6.88              1,760,000                1,823,800
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25              2,300,000                2,288,500
   07-15-15               6.00              5,000,000(d)             4,893,750
Hilcorp Energy I/Finance
  Sr Nts
   09-01-10              10.50              6,660,000(d)             7,342,650
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38              4,163,000                4,527,263
   09-01-14               6.63              3,970,000                4,158,575
Total                                                               39,111,653

Lodging (0.8%)
Vail Resorts
  Sr Sub Nts
  02-15-14                6.75             10,290,000               10,521,525

Media Cable (6.8%)
Cablevision Systems
  Sr Nts Series B
   04-15-12               8.00              2,235,000                2,221,031
CCO Holdings LLC/Capital
  Sr Nts
   12-15-10               7.54              3,520,000(d,h)           3,484,800
   11-15-13               8.75              8,885,000                8,818,363
Charter Communications Holdings LLC/Capital
  Sr Disc Nts
   01-15-10              11.75              3,270,000                2,779,500
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00              9,580,000(d)             9,699,749
CSC Holdings
  Sr Nts
   04-15-12               7.00              5,100,000(d)             4,870,500
  Sr Sub Deb
   05-15-16              10.50              2,175,000                2,354,438
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38              9,970,000               10,942,074
   06-15-15               6.38              5,000,000(d)             4,987,500

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Cable (cont.)
Echostar DBS
   10-01-14               6.63%            $4,045,000               $4,009,606
  Sr Nts
   10-01-11               6.38              6,345,000                6,305,344
Insight Midwest LP/Capital
  Sr Nts
   11-01-10              10.50              2,370,000                2,506,275
Kabel Deutschland
   07-01-14              10.63              6,350,000(c,d)           7,096,125
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50              5,260,000                5,352,050
Videotron Ltee
   01-15-14               6.88              8,570,000(c)             8,805,675
Total                                                               84,233,030

Media Non Cable (9.2%)
CanWest Media
  Series B
   04-15-13               7.63              3,910,000(c)             4,183,700
Corus Entertainment
  Sr Sub Nts
   03-01-12               8.75              7,925,000(c)             8,519,375
Dex Media
   11-15-13               8.00              8,515,000                9,047,188
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13              10.11              3,200,000(f)             2,600,000
Dex Media West LLC/Finance
  Sr Sub Nts Series B
   08-15-13               9.88              5,345,000                6,046,531
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88             11,345,000               11,344,999
Inmarsat Finance
   06-30-12               7.63              2,815,000(c)             2,959,269
Intelsat Bermuda
  Sr Nts
   01-15-12               8.70              1,550,000(c,d,h)         1,577,125
Lamar Media
   01-01-13               7.25              5,775,000                6,078,188
  Sr Sub Nts
   08-15-15               6.63              3,475,000(d)             3,544,500
Liberty Media
  Sr Nts
   05-15-13               5.70             18,240,000               16,879,605
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50              2,920,000                3,197,400
Medianews Group
  Sr Sub Nts
   04-01-14               6.38              3,700,000                3,552,000
PanAmSat
   08-15-14               9.00              1,580,000                1,662,950
Quebecor Media
  Sr Nts
   07-15-11              11.13              4,455,000(c)             4,900,500

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Non Cable (cont.)
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75%            $8,115,000(d)            $8,835,206
  Sr Sub Deb
   09-01-14              10.38              3,775,000(d)             4,303,500
RH Donnelley
  Sr Nts
   01-15-13               6.88              8,430,000                8,577,525
Sinclair Broadcast Group
   03-15-12               8.00              1,840,000                1,897,500
Sun Media
   02-15-13               7.63              3,830,000(c)             4,045,438
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38              1,295,000                1,358,131
Total                                                              115,110,630

Metals (0.4%)
Earle M Jorgensen
  Secured
  06-01-12                9.75              4,390,000                4,796,075

Oil Field Services (0.8%)
Grant Prideco
  Sr Unsecured
   08-15-15               6.13              1,485,000(d)             1,503,563
Key Energy Services
  Series C
   03-01-08               8.38              2,335,000                2,416,725
  Sr Nts
   05-01-13               6.38              5,505,000                5,505,000
Offshore Logistics
   06-15-13               6.13                775,000                  755,625
Total                                                               10,180,913

Other Financial Institutions (2.5%)
Cardtronics
  Sr Sub Nts
   08-15-13               9.25              4,215,000(d)             4,288,763
Dow Jones CDX HY
   06-29-10               8.25             11,880,000(d)            12,065,624
Residential Capital
   06-30-10               6.38             10,140,000(d)            10,351,115
Triad Acquisition
   05-01-13              11.13              4,060,000(d)             4,222,400
Total                                                               30,927,902

Other Industry (0.3%)
JohnsonDiversey
  Series B
   05-15-12               9.63              2,735,000                2,796,538
Kinetek
  Sr Nts Series D
   11-15-06              10.75                782,000                  750,720
Total                                                                3,547,258

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
178   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Packaging (2.4%)
Crown European Holdings
  Secured
   03-01-11               9.50%            $6,305,000(c)            $6,951,263
   03-01-13              10.88              3,700,000(c)             4,366,000
Graham Packaging
   10-15-12               8.50              4,755,000                4,897,650
Owens-Illinois Glass Container
   05-15-11               7.75              1,985,000                2,104,100
   05-15-13               8.25              6,660,000                7,126,200
  Secured
   11-15-12               8.75              3,970,000                4,327,300
Total                                                               29,772,513

Paper (3.9%)
Boise Cascade LLC
   10-15-14               7.13              5,065,000                4,925,713
Cascades
  Sr Nts
   02-15-13               7.25              5,760,000(c)             5,846,400
Crown Paper
  Sr Sub Nts
   09-01-05              11.00              4,785,000(b,i,j)                --
Domtar
   12-01-13               5.38              7,500,000(c)             6,738,585
   08-15-15               7.13              5,215,000(c)             5,199,277
JSG Funding
  Sr Nts
   10-01-12               9.63              6,640,000(c)             6,789,400
  Sr Sub Nts
   04-01-15               7.75              5,650,000(c)             4,972,000
NewPage
  Secured
   05-01-12              10.00              1,585,000(d)             1,592,925
  Sr Sub Nts
   05-01-13              12.00              9,160,000(d)             8,701,999
Norampac
  Sr Nts
   06-01-13               6.75              4,018,000(c)             4,088,315
Total                                                               48,854,614

Pharmaceuticals (1.2%)
CDRV Investors
  Sr Disc Nts (Zero coupon through 01-01-10,
  thereafter 9.63%)
   01-01-15              10.41              5,300,000(f)             3,074,000
VWR Intl
  Sr Sub Nts
   04-15-14               8.00              1,870,000                1,855,975
Warner Chilcott
   02-01-15               8.75             10,225,000(d)            10,122,750
Total                                                               15,052,725

Railroads (0.2%)
TFM
  Sr Nts
  05-01-12                9.38              1,890,000(c,d)           2,041,200

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Retailers (3.4%)
Duane Reade
  Sr Sub Nts
   08-01-11               9.75%            $3,960,000               $3,128,400
Flooring America
  Series B
   10-15-07               9.25              1,109,000(b,i,j)                --
General Nutrition Centers
   01-15-11               8.63              4,890,000                4,792,200
  Sr Sub Nts
   12-01-10               8.50              5,635,000                4,986,975
Movie Gallery
  Sr Unsecured
   05-01-12              11.00              2,755,000(d)             2,799,769
Rite Aid
   12-15-08               6.13              2,285,000(d)             2,147,900
Toys "R" Us
   04-15-13               7.88              2,890,000                2,586,550
  Term Loan B
   08-21-06               8.88             14,000,000(i)            13,999,999
United Auto Group
   03-15-12               9.63              7,070,000                7,591,413
Total                                                               42,033,206

Technology (1.0%)
Sanmina-SCI
   03-01-13               6.75              2,795,000                2,669,225
SunGard
   01-15-14               4.88              6,665,000                5,865,200
  Sr Sub Nts
   08-15-15              10.25              1,570,000(d)             1,640,650
Syniverse Technologies
  Sr Sub Nts
   08-15-13               7.75              2,260,000(d)             2,305,200
Total                                                               12,480,275

Transportation Services (1.1%)
Quality Distribution LLC/Capital
  01-15-12                8.10             14,055,000(d,h)          13,492,800

Wireless (4.4%)
Alamosa Delaware
   07-31-10              11.00              2,755,000                3,120,038
  Sr Nts
   01-31-12               8.50              1,590,000                1,725,150
American Cellular
  Sr Nts Series B
   08-01-11              10.00              1,960,000                2,087,400
American Tower
  Sr Nts
   10-15-12               7.13              5,035,000                5,274,163
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14               8.13              3,360,000                3,570,000
Dobson Cellular Systems
  Secured
   11-01-12               9.88              6,890,000                7,578,999

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Wireless (cont.)
Rogers Communications
  Secured
   12-15-10               6.54%            $1,605,000(c,h)          $1,673,213
   12-15-12               7.25              1,765,000(c)             1,892,963
  Sr Sub Nts
   12-15-12               8.00              6,780,000(c)             7,254,599
Rural Cellular
  Secured
   03-15-12               8.25              5,070,000                5,323,500
  Sr Sub Nts Series B
   05-15-08               9.63              2,330,000                2,341,650
SBA Telecommunications/Communications
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11               8.54              7,195,000(f)             6,601,413
UbiquiTel Operating
  Sr Nts
   03-01-11               9.88              3,380,000                3,768,700
US Unwired
  Secured Series B
   06-15-12              10.00              2,175,000                2,523,000
Total                                                               54,734,788

Wirelines (5.0%)
Cincinnati Bell
   07-15-13               7.25              5,350,000                5,737,875
   02-15-15               7.00              3,740,000                3,665,200
  Sr Sub Nts
   01-15-14               8.38              2,055,000                2,075,550
Citizens Communications
  Sr Nts
   01-15-13               6.25              8,870,000                8,570,638
GCI
  Sr Nts
   02-15-14               7.25             11,520,000               11,260,799
Qwest
  Sr Nts
   06-15-15               7.63              6,470,000(d)             6,631,750
Qwest
  Term Loan B
   06-30-10               6.95             10,555,000               10,528,612
Qwest Services
  Secured
   12-15-10              13.50              7,963,000                9,177,358
Valor Telecommunications Enterprises LLC/Finance
  Sr Nts
   02-15-15               7.75              4,795,000(d)             4,711,088
Total                                                               62,358,870

Total Bonds
(Cost: $1,149,649,004)                                          $1,161,462,796

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
179   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

Common Stock (--%)
Issuer                                         Shares                 Value(a)

Link Energy LLC Unit                          494,265(b)               $64,254

Total Common Stock
(Cost: $3,913,363)                                                     $64,254

Preferred Stocks & Other (0.7%)
Issuer                                         Shares                 Value(a)

GNC
  12.00% Pay-in-kind
  Series A                                      2,105(k)            $1,578,750
Pegasus Satellite
  12.75% Cm Pay-in-kind
  Series B                                         --(b,i,k)                 5
SGW Holding
  12.50% Cm Pay-in-kind
  Series B                                     20,650(b,i,j,k)              --
  Cv Series A                                   9,677(b,i,j)                --
  Warrants                                        250(b,i,j)                --
Varde Fund V LP                             5,000,000(b,e,i)         4,317,600
Wayland Investment LLC                      6,000,000(b,e,i)         3,053,100

Total Preferred Stocks & Other
(Cost: $9,307,887)                                                  $8,949,455

Short-Term Securities (3.9%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
HSBC Finance
   09-01-05               3.56%           $24,400,000              $24,397,588
Morgan Stanley & Co
   09-21-05               3.57             10,000,000                9,979,233
Natl Australia Funding
   09-01-05               3.49              3,100,000(l)             3,099,699
Nieuw Amsterdam
   10-03-05               3.61             10,000,000(l)             9,967,000
Sedna Finance
  09-19-05                3.54              1,300,000                1,297,578

Total Short-Term Securities
(Cost: $48,745,927)                                                $48,741,098

Total Investments in Securities
(Cost: $1,211,616,181)(m)                                       $1,219,217,603

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2005, the value of foreign securities represented 10.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $282,162,432 or 22.6% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,219,341.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(i) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2005, is as follows:

       Security                                 Acquisition               Cost
                                                   dates
       Crown Paper
        11.00% Sr Sub Nts 2005             12-22-98 thru 03-14-00    $3,902,511
       Flooring America
        9.25% Series B 2007                10-09-97 thru 12-17-02     1,236,852
       Pegasus Satellite
        12.75% Cm Pay-in-kind Series B            06-15-01                  450
       SGW Holding
        12.50% Cm Pay-in kind Series B     08-12-97 thru 04-15-03       271,392
        Cv Series A                               08-12-97              100,002
        Warrants                                  08-12-97               78,900
       Toys "R" Us
        8.88% Term Loan B 2006                    08-24-05           13,920,472
       Varde Fund V LP                    04-27-00 thru 06-19-00             --*
       Wayland Investment LLC                    05-19-00            6,671,880

* The original cost for this position in the prior year was $5,000,000. During the current year, $5,000,000 was returned to the fund in the form of return of capital.

--------------------------------------------------------------------------------
180   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - High Yield Bond Fund

(j)    Negligible market value.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $13,066,699 or 1.0% of net assets.

(m) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $1,207,499,117 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $ 34,919,203
       Unrealized depreciation                                     (23,200,717)
                                                                   -----------
       Net unrealized appreciation                                $ 11,718,486
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
181   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Income Opportunities Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Bonds (94.6%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (1.2%)
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               5.51%              $175,000(b,d)            $175,000
  Series 2004-2 Cl D
   10-20-10               6.86                275,000(b,d)             279,125
  Series 2005-1A Cl D
   03-21-11               5.51                 75,000(b,d)              75,000
Total                                                                  529,125

Aerospace & Defense (4.1%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00                270,000                  278,775
CPI Holdco
  Sr Nts
   02-01-15               9.67                200,000(b)               198,328
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88                220,000                  222,750
L-3 Communications
   06-15-12               7.63                150,000                  159,000
  Sr Sub Nts
   01-15-15               5.88                225,000                  222,188
   10-15-15               6.38                100,000(d)               101,500
Moog
  Sr Sub Nts
   01-15-15               6.25                110,000                  110,000
Standard Aero Holdings
   09-01-14               8.25                140,000                  140,000
TransDigm
   07-15-11               8.38                355,000                  376,300
Total                                                                1,808,841

Automotive (4.2%)
ArvinMeritor
   02-15-09               6.80                100,000                   98,500
GMAC
   09-15-11               6.88                750,000                  710,237
   11-01-31               8.00                100,000                   93,014
Lear
  Series B
   05-15-09               8.11                220,000                  227,700
   08-01-14               5.75                270,000                  239,963
Tenneco Automotive
   11-15-14               8.63                150,000                  155,625
TRW Automotive
  Sr Nts
   02-15-13               9.38                310,000                  344,100
Total                                                                1,869,139

Brokerage (0.6%)
LaBranche & Co
  Sr Nts
  05-15-12               11.00                225,000                  248,625

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Building Materials (1.7%)
Ainsworth Lumber
   10-01-12               7.25%              $225,000(c)              $210,375
Compression Polymers Holdings
  Sr Nts
   07-01-13              10.50                 65,000(d)                65,325
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                470,000                  493,500
Total                                                                  769,200

Chemicals (4.6%)
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63                126,000                  142,853
Equistar Chemicals LP/Funding
  Sr Nts
   05-01-11              10.63                150,000                  166,500
Georgia Gulf
  Sr Nts
   12-15-13               7.13                365,000                  378,688
INVISTA
   05-01-12               9.25                380,000(d)               416,099
MacDermid
   07-15-11               9.13                275,000                  295,625
Nell
  Sr Nts
   08-15-15               8.38                110,000(c,d)             111,238
PQ
   02-15-13               7.50                385,000(d)               386,925
Resolution Performance Products LLC/Capital
  Secured
   04-15-10               9.50                150,000                  155,250
Total                                                                2,053,178

Construction Machinery (3.3%)
Case New Holland
   08-01-11               9.25                145,000                  154,425
Columbus McKinnon
  Sr Sub Nts
   11-01-13               8.88                 50,000(d,e)              50,625
Gardner Denver
   05-01-13               8.00                255,000(d)               270,300
NationsRent Companies
  Secured
   10-15-10               9.50                435,000                  476,325
Neff Rental LLC/Finance
  Secured
   06-15-12              11.25                 60,000(d)                63,900
United Rentals North America
   02-15-12               6.50                445,000                  434,431
Total                                                                1,450,006

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Consumer Cyclical Services (0.2%)
Da-Lite Screen
  Sr Nts
  05-15-11                9.50%              $100,000                 $106,250

Consumer Products (1.4%)
ACCO Brands
  Sr Sub Nts
   08-15-15               7.63                130,000(d)               130,325
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25                215,000                  229,513
Visant
   10-01-12               7.63                255,000                  262,012
Total                                                                  621,850

Diversified Manufacturing (1.2%)
ALH Finance LLC
  Sr Sub Nts
   01-15-13               8.50                125,000                  120,938
Ispat Inland ULC
  Secured
   04-01-14               9.75                 55,000(c)                64,350
TriMas
   06-15-12               9.88                 95,000                   81,225
Valmont Inds
   05-01-14               6.88                245,000                  250,206
Total                                                                  516,719

Electric (7.8%)
Aquila
  Sr Nts
   11-15-09               7.63                 80,000                   83,000
   02-01-11               9.95                 50,000                   55,625
CMS Energy
  Sr Nts
   02-01-12               6.30                180,000                  183,600
DPL
  Sr Nts
   09-01-11               6.88                 54,000                   59,130
IPALCO Enterprises
  Secured
   11-14-08               8.38                 65,000                   69,713
   11-14-11               8.63                345,000                  388,125
Midwest Generation LLC
  Series B
   01-02-16               8.56                359,536                  395,489
NRG Energy
   12-15-13               8.00                 95,000                  102,600
Pacificorp
  1st Mtge
   06-15-35               5.25                250,000                  251,521
Potomac Edison
  1st Mtge
   11-15-14               5.35                310,000(d)               321,188

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
182   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Income Opportunities Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Electric (cont.)
Reliant Energy
  Secured
   07-15-13               9.50%              $185,000                 $205,813
Sierra Pacific Power
   04-15-12               6.25                 75,000                   77,250
Southern California Edison
  1st Mtge
   07-15-35               5.35                375,000                  382,938
Tenaska Alabama Partners LP
  Secured
   06-30-21               7.00                300,000(d)               312,957
Utilicorp Canada Finance
   06-15-11               7.75                570,000(c)               595,649
Total                                                                3,484,598

Entertainment (0.7%)
Loews Cineplex
   08-01-14               9.00                125,000(d)               122,813
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                200,000                  207,000
Total                                                                  329,813

Environmental (1.6%)
Allied Waste North America
  Secured
   04-15-11               6.38                 75,000                   72,281
 Secured Series B
   02-15-11               5.75                 85,000                   79,369
  Series B
   09-01-12               9.25                235,000                  256,738
Clean Harbors
  Secured
   07-15-12              11.25                260,000(d)               291,200
Total                                                                  699,588

Food and Beverage (3.0%)
American Seafoods Group LLC
   04-15-10              10.13                250,000                  268,125
American Seafoods Group LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
   11-01-11               9.83                175,000(f)               130,813
Burns Philp Capital Property
   11-15-10               9.50                140,000(c)               153,300
  Sr Sub Nts
   02-15-11              10.75                400,000(c)               446,000
Cott Beverages
   12-15-11               8.00                325,000                  342,875
Total                                                                1,341,113

Gaming (7.9%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                245,000                  260,925
   04-15-14               6.75                 50,000                   51,063

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Gaming (cont.)
Caesars Entertainment
  Sr Nts
   04-15-13               7.00%              $245,000                 $273,855
  Sr Sub Nts
   03-15-10               7.88                 50,000                   54,813
CCM Merger
   08-01-13               8.00                270,000(d)               275,399
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
   03-01-12              10.13                200,000                  211,000
MGM MIRAGE
   09-15-10               8.50                170,000                  186,575
  Sr Nts
   12-15-11               6.38                100,000                  100,875
   09-01-12               6.75                225,000                  230,625
   07-15-15               6.63                100,000(d,e)             101,000
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                115,000                  116,438
MTR Gaming Group
  Series B
   04-01-10               9.75                165,000                  179,231
Penn Natl Gaming
  Sr Sub Nts
   12-01-11               6.88                 50,000                   50,500
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75                285,000                  312,787
Riviera Holdings
   06-15-10              11.00                 75,000                   81,750
Seneca Gaming
  Sr Nts
   05-01-12               7.25                190,000                  197,600
Station Casinos
  Sr Nts
   04-01-12               6.00                100,000                  100,750
  Sr Sub Nts
   03-01-16               6.88                260,000(d,e)             267,150
Virgin River Casino
  Secured
   1-15-12                9.00                230,000(d)               242,650
Wheeling Island Gaming
   12-15-09              10.13                210,000                  222,338
Total                                                                3,517,324

Gas Pipelines (6.0%)
ANR Pipeline
   03-15-10               8.88                300,000                  327,287
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                185,000(d)               183,613
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                185,000                  198,044
Energy Transfer Partners LP
   02-01-15               5.95                145,000                  148,768
  Sr Nts
   08-01-12               5.65                250,000(d)               252,818

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Gas Pipelines (cont.)
Southern Natural Gas
   09-15-08               6.13%              $200,000                 $202,029
   03-15-10               8.88                 50,000                   54,548
   03-01-32               8.00                175,000                  202,807
Southern Star Central
  Secured
   08-01-10               8.50                330,000                  356,399
Transcontinental Gas Pipe Line
   12-01-26               7.25                150,000                  168,000
  Series B
   08-15-11               7.00                 75,000                   80,625
  Sr Nts Series B
   07-15-12               8.88                100,000                  117,500
Williams Companies
   03-15-32               8.75                120,000                  145,800
  Series A
   01-15-31               7.50                200,000                  217,500
Total                                                                2,655,738

Health Care (5.1%)
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                 55,000                   55,619
Coventry Health Care
  Sr Nts
   01-15-12               5.88                215,000                  220,375
DaVita
  Sr Nts
   03-15-13               6.63                340,000(d)               345,099
Fisher Scientific Intl
  Sr Sub Nts
   07-01-15               6.13                175,000(d)               175,000
HCA
  Sr Nts
   02-01-11               7.88                 75,000                   82,255
   05-01-12               6.95                 50,000                   52,830
   03-15-14               5.75                385,000                  380,482
  Sr Unsecured
   12-01-09               5.50                 40,000                   39,826
MedCath Holdings
  Sr Nts
   07-15-12               9.88                180,000                  199,800
Select Medical
   02-01-15               7.63                195,000                  189,638
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                 40,000                   42,600
Triad Hospitals
  Sr Nts
   05-15-12               7.00                155,000                  160,425
  Sr Sub Nts
   11-15-13               7.00                155,000                  159,069
US Oncology
   08-15-12               9.00                160,000                  174,400
Total                                                                2,277,418

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
183   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Income Opportunities Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Home Construction (2.9%)
DR Horton
  Sr Nts
   02-15-15               5.25%              $115,000                 $110,471
  Sr Sub Nts
   09-15-10               9.75                100,000                  116,937
KB HOME
  Sr Sub Nts
   02-01-10               7.75                100,000                  105,441
Meritage Homes
   03-15-15               6.25                205,000                  191,931
Standard Pacific
  Sr Nts
   08-15-10               6.50                150,000                  148,875
   05-15-11               6.88                 75,000                   75,000
Stanley-Martin Communities LLC
  Sr Sub Nts
   08-15-15               9.75                 90,000(d)                90,900
WCI Communities
   05-01-12               9.13                100,000                  105,000
   03-15-15               6.63                140,000                  127,750
William Lyon Homes
   04-01-13              10.75                100,000                  110,000
  Sr Nts
   12-15-12               7.63                100,000                   95,500
Total                                                                1,277,805

Independent Energy (2.5%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50                 70,000                   75,250
   06-15-14               7.50                 15,000                   16,200
   08-15-14               7.00                230,000                  242,650
   06-15-15               6.38                 35,000                   35,700
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                500,000                  497,500
Hilcorp Energy I/Finance
  Sr Nts
   09-01-10              10.50                100,000(d)               110,250
Newfield Exploration
  Sr Nts
   03-01-11               7.63                 35,000                   38,150
  Sr Sub Nts
   08-15-12               8.38                100,000                  108,750
Total                                                                1,124,450

Lodging (1.1%)
ITT
   11-15-15               7.38                125,000                  136,875
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75                345,000                  352,763
Total                                                                  489,638

Media Cable (4.0%)
Charter Communications Holdings LLC/Capital
  Sr Nts
   04-30-14               8.38                145,000(d)               146,088
  Sr Nts
   04-30-12               8.00                200,000(d)               202,500

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Cable (cont.)
CSC Holdings
  Sr Nts
   07-15-08               7.25%               $75,000                  $75,844
  Sr Nts Series B
   07-15-09               8.13                125,000                  128,125
   04-01-11               7.63                145,000                  145,363
DIRECTV Holdings LLC
  Sr Nts
   06-15-15               6.38                310,000(d)               309,224
Echostar DBS
   10-01-14               6.63                210,000                  208,163
  Sr Nts
   10-01-11               6.38                 60,000                   59,625
Kabel Deutschland
   07-01-14              10.63                215,000(c,d)             240,262
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                 40,000                   40,700
Videotron Ltee
   01-15-14               6.88                245,000(c)               251,737
Total                                                                1,807,631

Media Non Cable (9.5%)
CanWest Media
  Series B
   04-15-13               7.63                100,000(c)               107,000
Corus Entertainment
  Sr Sub Nts
   03-01-12               8.75                325,000(c)               349,375
Dex Media East LLC/Finance
   11-15-12              12.13                 50,000                   59,125
  Sr Nts
   11-15-11               5.88                 50,000                   49,125
  Sr Sub Nts Series B
   08-15-13               9.88                445,000                  503,405
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88                460,000                  459,999
Entercom Radio LLC/Capital
   03-01-14               7.63                160,000                  167,000
Lamar Media
   01-01-13               7.25                310,000                  326,275
  Sr Sub Nts
   08-15-15               6.63                110,000(d)               112,200
Liberty Media
  Sr Nts
   05-15-13               5.70                440,000                  407,183
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50                 35,000                   38,325
PanAmSat
   08-15-14               9.00                 25,000                   26,313
Radio One
  Series B
   07-01-11               8.88                160,000                  171,000
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75                130,000(d)               141,538

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Non Cable (cont.)
RH Donnelley
   12-15-12              10.88%              $250,000                 $289,063
Salem Communications
   12-15-10               7.75                474,000                  495,922
Sun Media
   02-15-13               7.63                200,000(c)               211,250
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                310,000                  325,113
Total                                                                4,239,211

Metals (0.2%)
Earle M Jorgensen
  Secured
   06-01-12               9.75                 50,000                   54,625
Peabody Energy
  Series B
   03-15-13               6.88                 50,000                   52,063
Total                                                                  106,688

Oil Field Services (1.2%)
Grant Prideco
  Sr Unsecured
   08-15-15               6.13                 40,000(d)                40,500
Key Energy Services
  Series C
   03-01-08               8.38                100,000                  103,500
  Sr Nts
   05-01-13               6.38                 45,000                   45,000
Offshore Logistics
   06-15-13               6.13                250,000                  243,750
Pride Intl
  Sr Nts
   07-15-14               7.38                 95,000                  103,075
Total                                                                  535,825

Other Financial Institutions (1.7%)
Cardtronics
  Sr Sub Nts
   08-15-13               9.25                245,000(d)               249,288
Residential Capital
   06-30-10               6.38                430,000(d)               438,952
Triad Acquisition
   05-01-13              11.13                 55,000(d)                57,200
Total                                                                  745,440

Other Industry (0.3%)
JohnsonDiversey
  Series B
  05-15-12                9.63                140,000                  143,150

Packaging (3.1%)
Crown European Holdings
  Secured
   03-01-11               9.50                 25,000(c)                27,563
   03-01-13              10.88                455,000(c)               536,899

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
184   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Income Opportunities Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Packaging (cont.)
Owens-Illinois Glass Container
   05-15-11               7.75%              $280,000                 $296,800
   05-15-13               8.25                 90,000                   96,300
  Secured
   11-15-12               8.75                150,000                  163,500
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                250,000                  255,313
Total                                                                1,376,375

Paper (3.3%)
Boise Cascade LLC
   10-15-14               7.13                145,000                  141,013
Cascades
  Sr Nts
   02-15-13               7.25                125,000(c)               126,875
Domtar
   12-01-13               5.38                250,000(c)               224,620
   08-15-15               7.13                180,000(c)               179,457
Georgia-Pacific
   02-01-10               8.88                250,000                  279,999
JSG Funding
  Sr Nts
   10-01-12               9.63                335,000(c)               342,537
NewPage
  Secured
   05-01-12              10.00                 80,000(d)                80,400
Norampac
  Sr Nts
   06-01-13               6.75                 75,000(c)                76,313
Total                                                                1,451,214

Pharmaceuticals (0.6%)
Athena Neurosciences Finance LLC
   02-21-08               7.25                100,000                   95,750
VWR Intl
  Sr Nts
   04-15-12               6.88                170,000                  169,575
Total                                                                  265,325

Railroads (0.6%)
TFM
  Sr Nts
  05-01-12                9.38                245,000(c,d)             264,600

Retailers (1.5%)
General Nutrition Centers
   01-15-11               8.63                135,000                  132,300
Rite Aid
   12-15-28               6.88                175,000                  132,125
Toys "R" Us
   04-15-13               7.88                 55,000                   49,225
   10-15-18               7.38                110,000                   88,825
United Auto Group
   03-15-12               9.63                270,000                  289,913
Total                                                                  692,388

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Technology (1.3%)
Flextronics Intl
  Sr Sub Nts
   11-15-14               6.25%              $260,000(c)              $258,375
Saniminia-SCI
   01-15-10              10.38                 75,000                   83,250
SunGard
   01-15-14               4.88                180,000                  158,400
Syniverse Technologies
  Sr Sub Nts
   08-15-13               7.75                 75,000(d)                76,500
Total                                                                  576,525

Transportation Services (0.2%)
Interpool
  08-01-07                7.20                100,000                  102,250

Wireless (2.2%)
American Cellular
  Sr Nts Series B
   08-01-11              10.00                135,000                  143,775
Nextel Communications
  Sr Nts Series E
   10-31-13               6.88                265,000                  283,835
Rogers Communications
  Secured
   12-15-10               6.54                 40,000(b,c)              41,700
   05-01-11               9.63                125,000(c)               145,781
   12-15-12               7.25                150,000(c)               160,875
   03-01-14               6.38                150,000(c)               152,625
  Sr Sub Nts
   12-15-12               8.00                 40,000(c)                42,800
Total                                                                  971,391

Wirelines (3.8%)
Cincinnati Bell
   07-15-13               7.25                200,000                  214,500
Citizens Communications
   05-15-11               9.25                100,000                  110,750
GCI
  Sr Nts
   02-15-14               7.25                300,000                  293,250
MCI
  Sr Nts
   05-01-09               7.69                 80,000                   83,200
   05-01-14               8.74                 35,000                   39,200
Qwest
   11-15-08               5.63                 25,000                   24,688
   03-15-12               8.88                705,000                  770,212
  Sr Nts
   06-15-13               6.67                 80,000(b,d)              83,800
Valor Telecommunications Enterprises LLC/Finance
  Sr Nts
   02-15-15               7.75                 70,000(d)                68,775
Total                                                                1,688,375

Total Bonds
(Cost: $41,604,483)                                                $42,136,806

Short-Term Securities (3.8%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agency (1.6%)
Federal Natl Mtge Assn Disc Nt
  09-14-05                3.42%              $700,000                 $699,069

Commercial Paper (2.2%)
Alpine Securitization
  09-01-05                3.56              1,000,000(g)               999,901

Total Short-Term Securities
(Cost: $1,699,136)                                                  $1,698,970

Total Investments in Securities
(Cost: $43,303,619)(h)                                             $43,835,776

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
185   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Income Opportunities Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Aug. 31, 2005, the value of foreign securities represented 11.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $7,729,226 or 17.3% of net assets.

(e) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $418,950.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $999,901 or 2.2% of net assets.

(h) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $43,316,957 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                       $ 652,500
       Unrealized depreciation                                        (133,681)
                                                                      --------
       Net unrealized appreciation                                   $ 518,819
                                                                     ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
186   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - International Opportunity Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (98.1%)(c)
Issuer                                         Shares                 Value(a)

Australia (1.9%)

Metals & Mining (1.5%)
BHP Billiton                                  925,623              $14,506,015
Newcrest Mining                               252,107                3,271,912
Total                                                               17,777,927

Real Estate (0.4%)
Lend Lease                                    453,238                4,529,394

Austria (1.0%)

Building Products (0.5%)
Wienerberger                                  154,827                6,382,481

Commercial Banks (0.5%)
Erste Bank der Oesterreichischen
  Sparkassen                                  108,014                5,998,522

Brazil (0.9%)

Metals & Mining
Cia Vale do Rio Doce ADR                      346,800               10,404,000

Canada (0.6%)

Metals & Mining
Cameco                                        135,000                6,806,876

China (0.6%)

Oil & Gas
PetroChina Cl H                             8,308,000                6,735,003

Czechoslovakia Federated Republic (0.5%)

Pharmaceuticals
Zentiva GDR                                   159,541(b,d)           6,209,368

Denmark (1.3%)

Marine
AP Moller - Maersk                              1,385               14,980,842

Finland (1.6%)

Electric Utilities (0.8%)
Fortum                                        457,200                8,905,585

Oil & Gas (0.8%)
Neste Oil                                     311,988(b)            10,487,658

France (10.0%)

Beverages (0.7%)
Pernod-Ricard                                  45,317                7,876,485

Construction & Engineering (0.7%)
VINCI                                          91,744                8,160,977

Construction Materials (0.4%)
Imerys                                         71,906                5,303,639

Diversified Telecommunication Services (0.5%)
France Telecom                                177,711                5,372,501

Electrical Equipment (0.8%)
Schneider Electric                            117,117                9,242,286

Health Care Equipment & Supplies (0.6%)
Essilor Intl                                   92,919                7,269,528

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

France (cont.)

Insurance (1.7%)
AXA                                           753,891              $20,135,850

IT Services (0.7%)
Atos Origin                                   113,259(b)             8,617,625

Office Electronics (0.8%)
Neopost                                       103,866                9,626,371

Oil & Gas (2.5%)
Total                                         111,318               29,360,358

Pharmaceuticals (0.6%)
Sanofi-Aventis                                 87,597                7,500,794

Germany (7.6%)

Auto Components (1.0%)
Continental                                   147,382               11,701,311

Automobiles (0.5%)
DaimlerChrysler                               117,701                6,086,206

Capital Markets (0.3%)
Deutsche Postbank                              64,622                3,561,565

Computers & Peripherals (0.7%)
Wincor Nixdorf                                 93,637                8,759,910

Diversified Telecommunication Services (0.8%)
Deutsche Telekom                              508,083                9,687,881

Electric Utilities (1.4%)
E.ON                                          157,904               15,119,921

Health Care Equipment & Supplies (0.5%)
Fresenius Medical Care                         67,303                6,122,946

Health Care Providers & Services (0.8%)
Celesio                                       105,738                9,249,429

Machinery (0.7%)
MAN                                           161,946                8,185,878

Thrifts & Mortgage Finance (0.9%)
Hypo Real Estate Holding                      222,352               10,968,063

Greece (0.5%)

Commercial Banks
EFG Eurobank Ergasias                         213,810                6,446,494

Hong Kong (2.9%)

Real Estate (2.4%)
Cheung Kong Holdings                          610,000                6,663,017
New World Development                       4,033,400                5,181,553
Sun Hung Kai Properties                     1,010,000               10,278,230
Swire Pacific Cl A                            690,000                6,585,254
Total                                                               28,708,054

Specialty Retail (0.5%)
Esprit Holdings                               815,000                6,037,103

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Hungary (0.3%)

Commercial Banks
OTP Bank                                       96,001               $3,821,459

Ireland (0.8%)

Construction Materials
CRH                                           333,919                9,089,769

Italy (3.9%)

Diversified Telecommunication Services (0.4%)
FastWeb                                       122,568(b)             5,298,375

Energy Equipment & Services (0.6%)
Saipem                                        423,874                7,156,824

Oil & Gas (2.9%)
Eni                                         1,120,435               33,218,061

Japan (20.7%)

Automobiles (1.8%)
Honda Motor                                   134,500                7,242,453
Toyota Motor                                  332,300               13,614,256
Total                                                               20,856,709

Beverages (0.4%)
Asahi Breweries                               369,300                4,566,704

Building Products (0.5%)
Asahi Glass                                   529,000                5,460,077

Capital Markets (1.0%)
Nikko Cordial                                 804,000                3,984,577
Nomura Holdings                               423,500                5,829,738
Tokai Tokyo Securities                        734,000                2,404,307
Total                                                               12,218,622

Chemicals (1.0%)
Showa Denko                                 1,361,000                4,111,354
Sumitomo Chemical                           1,336,000                7,464,420
Total                                                               11,575,774

Commercial Banks (2.7%)
Bank of Yokohama                            1,130,000                7,297,944
Mitsubishi Tokyo
  Financial Group                               1,323               13,656,030
Mizuho Financial Group                          1,058                5,921,247
Sumitomo Mitsui
  Financial Group                                 550                4,513,218
Total                                                               31,388,439

Commercial Services & Supplies (0.4%)
Toppan Printing                               486,000                4,866,254

Computers & Peripherals (0.3%)
NEC                                           591,000                3,185,547

Construction & Engineering (0.9%)
Nishimatsu Construction                     1,709,000                6,564,136
Okumura                                       703,000                4,375,434
Total                                                               10,939,570

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
187   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - International Opportunity Fund

Issuer                                         Shares                 Value(a)

Japan (cont.)

Consumer Finance (0.6%)
ACOM                                          100,670               $6,662,016

Diversified Telecommunication Services (0.3%)
Nippon Telegraph & Telephone                      803                3,504,476

Electric Utilities (0.1%)
Tokyo Electric Power                           65,900                1,622,819

Electronic Equipment & Instruments (0.5%)
Hoya                                           27,200                3,566,443
Keyence                                         9,650                2,280,865
Total                                                                5,847,308

Household Durables (1.1%)
Daito Trust Construction                      177,900                7,453,530
Pioneer                                       197,700                3,082,671
Victor Company of Japan                       421,000                2,664,344
Total                                                               13,200,545

Insurance (0.5%)
T&D Holdings                                   96,500                5,523,482

Internet Software & Services (0.4%)
eAccess                                         7,229                5,306,189

Machinery (0.9%)
Amada                                         580,000                4,506,924
Kurita Water Inds                             225,700                4,036,969
Takuma                                        342,000                2,471,781
Total                                                               11,015,674

Metals & Mining (1.5%)
Mitsui Mining & Smelting                    1,268,000                6,317,897
Nippon Steel                                2,404,000                7,071,494
Nisshin Steel                               1,414,000                4,110,589
Total                                                               17,499,980

Multiline Retail (0.5%)
Daiei                                          38,450(b)               722,390
Marui                                         311,000                5,114,643
Total                                                                5,837,033

Office Electronics (0.8%)
Canon                                         147,800                7,486,009
Ricoh                                         155,000                2,415,574
Total                                                                9,901,583

Oil & Gas (0.6%)
Nippon Oil                                    932,000                7,532,380

Pharmaceuticals (0.8%)
Astellas Pharma                               159,700                5,710,877
Chugai Pharmaceutical                         228,600                4,316,561
Total                                                               10,027,438

Real Estate (1.1%)
Mitsui Fudosan                                509,000                6,593,638
TOC                                           729,750                2,964,161
Tokyu                                         782,000                3,689,117
Total                                                               13,246,916

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Japan (cont.)

Software (0.4%)
Nintendo                                       46,700               $4,924,771

Specialty Retail (0.5%)
Komeri                                        189,800                6,143,882

Textiles, Apparel & Luxury Goods (0.4%)
ONWARD Kashiyama                              334,000                5,016,957

Transportation Infrastructure (0.4%)
Mitsubishi Logistics                          416,000                4,517,026

Wireless Telecommunication Services (0.3%)
NTT DoCoMo                                      2,013                3,248,220

Mexico (1.2%)

Food & Staples Retailing (0.7%)
Wal-Mart de Mexico
  Series V                                  1,936,225                8,437,393

Media (0.5%)
Grupo Televisa ADR                             87,091                5,469,315
Netherlands (2.3%)

Diversified Financial Services (1.1%)
ING Groep                                     452,310               13,198,460

Food Products (1.2%)
Royal Numico                                  342,001(b)            14,207,774

Singapore (1.0%)

Commercial Banks (0.4%)
DBS Group Holdings                            521,000                4,855,998

Real Estate (0.6%)
City Developments                           1,382,000                7,020,943

South Africa (0.9%)

Metals & Mining
Anglo American                                405,191               10,282,338

South Korea (2.7%)

Commercial Banks (1.1%)
Kookmin Bank                                  137,690                6,990,816
Shinhan Financial Group                       188,060                5,585,435
Total                                                               12,576,251

Metals & Mining (0.2%)
POSCO                                          11,874                2,470,215

Semiconductors & Semiconductor Equipment (1.4%)
Samsung Electronics                            31,220               16,600,708

Spain (3.0%)

Commercial Banks (2.3%)
Banco Bilbao
  Vizcaya Argentaria                          681,969               11,376,330
Banco Santander
  Central Hispano                           1,293,258               15,878,203
Total                                                               27,254,533

IT Services (0.7%)
Indra Sistemas                                386,656                7,846,528

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Sweden (1.5%)

Communications Equipment (0.5%)
Telefonaktiebolaget LM
  Ericsson Cl B                             1,861,633               $6,501,531

Tobacco (1.0%)
Swedish Match                                 907,400               11,562,495

Switzerland (8.9%)

Capital Markets (1.8%)
UBS                                           261,795               21,474,621

Chemicals (0.9%)
Syngenta                                      100,648(b)            10,727,253

Food Products (1.4%)
Nestle                                         60,124               16,903,724

Health Care Equipment & Supplies (0.9%)
Nobel Biocare Holding                          48,635               10,632,813

Metals & Mining (0.7%)
Xstrata                                       335,012                7,877,177

Pharmaceuticals (2.7%)
Roche Holding                                 230,187               31,941,809

Textiles, Apparel & Luxury Goods (0.5%)
Swatch Group Cl B                              40,498                5,627,580

Taiwan (1.5%)

Commercial Banks (0.6%)
Chinatrust Financial
  Holding                                   6,952,538                6,657,400

Semiconductors & Semiconductor Equipment (0.9%)
Taiwan
  Semiconductor Mfg                         6,536,402               11,007,195

Thailand (0.3%)

Commercial Banks
Bangkok Bank                                1,242,100                3,366,861

United Kingdom (19.8%)

Aerospace & Defense (0.7%)
Rolls-Royce Group                           1,407,836(b)             8,589,465

Commercial Banks (3.7%)
Barclays                                      907,910                9,083,978
HSBC Holdings                                 644,357               10,394,925
Standard Chartered Bank                     1,139,471               24,421,479
Total                                                               43,900,382

Electric Utilities (0.5%)
British Energy Group                          648,287(b)             5,602,209

Food & Staples Retailing (2.6%)
Tesco                                       3,652,123               21,523,128
Wm Morrison
  Supermarkets                              2,810,545                9,166,119
Total                                                               30,689,247

Hotels, Restaurants & Leisure (1.7%)
Carnival                                      236,908               12,288,072
Enterprise Inns                               547,272                8,165,035
Total                                                               20,453,107

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
188   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - International Opportunity Fund

Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Household Products (0.6%)
Reckitt Benckiser                             214,111               $6,644,035

Insurance (1.9%)
Britannic Group                               697,093                7,806,900
Legal & General Group                       2,601,095                5,236,522
Prudential                                  1,091,290                9,997,416
Total                                                               23,040,838

Oil & Gas (4.1%)
BG Group                                    2,118,257               19,168,607
BP                                          1,267,788               14,489,339
Royal Dutch Shell Cl A                        482,976               15,752,921
Total                                                               49,410,867

Pharmaceuticals (1.0%)
GlaxoSmithKline                               486,271               11,785,470

Semiconductors & Semiconductor Equipment (0.6%)
ARM Holdings                                3,214,358                6,686,929

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Wireless Telecommunication Services (2.4%)
O2                                          3,247,510               $8,991,544
Vodafone Group                              7,018,398               19,213,019
Total                                                               28,204,563

Total Common Stocks
(Cost: $974,665,366)                                            $1,162,047,737

Preferred Stock & Other (1.1%)(c)
Issuer                                         Shares                 Value(a)

Germany (1.1%)
Porsche                                        16,782              $13,085,073

Singapore (--%)
City Development
  Warrants                                    138,200(b,f)             497,270

Total Preferred Stock & Other
(Cost: $9,629,382)                                                 $13,582,343

Short-Term Security (0.9%)
Issuer                 Effective               Amount                 Value(a)
                         Yield               payable at
                                              maturity

Commercial Paper
Alpine Securitization
  09-01-05                3.56%           $11,100,000(e)           $11,098,902

Total Short-Term Security
(Cost: $11,100,000)                                                $11,098,902

Total Investments in Securities
(Cost: $995,394,748)(g)                                         $1,186,728,982

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c)    Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $6,209,368 or 0.5% of net assets.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $11,098,902 or 0.9% of net assets.

(f) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2005, is as follows:

       Security                            Acquisition                    Cost
                                              date
       City Development
         Warrants                           05-04-04                       $--

(g) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $1,001,508,614 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $195,763,999
       Unrealized depreciation                                     (10,543,631)
       Net unrealized appreciation                                $185,220,368

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
189   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Large Cap Equity Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (97.6%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (3.1%)
Boeing                                        212,396              $14,234,781
Empresa Brasileira de
  Aeronautica ADR                             161,855(c)             5,804,120
General Dynamics                               21,380                2,449,934
Goodrich                                      167,030                7,653,315
Honeywell Intl                                348,182               13,328,407
Lockheed Martin                               226,556               14,100,845
Northrop Grumman                              135,790                7,616,461
United Technologies                           256,113               12,805,650
Total                                                               77,993,513

Auto Components (--%)
Lear                                           19,081                  719,354

Automobiles (0.2%)
Ford Motor                                    135,585                1,351,782
General Motors                                 71,387(d)             2,440,722
Harley-Davidson                                20,809                1,025,051
Total                                                                4,817,555

Beverages (1.0%)
Coca-Cola                                      30,301                1,333,244
Coca-Cola Enterprises                          71,049                1,587,945
PepsiCo                                       401,200               22,005,820
Total                                                               24,927,009

Biotechnology (1.7%)
Amgen                                         275,847(b)            22,040,176
Biogen Idec                                   130,235(b)             5,489,405
Charles River
  Laboratories Intl                            17,603(b)               894,584
Genentech                                      95,361(b)             8,958,213
Gilead Sciences                               100,770(b)             4,333,110
MedImmune                                      60,712(b)             1,817,110
Total                                                               43,532,598

Building Products (0.2%)
American Standard
  Companies                                    46,321                2,112,238
Masco                                          75,315                2,310,664
Total                                                                4,422,902

Capital Markets (2.7%)
Bank of New York                              180,467                5,516,876
E*TRADE Financial                             176,195(b)             2,819,120
Franklin Resources                            122,073                9,819,552
Investors Financial Services                  243,157                8,539,674
Legg Mason                                     18,914                1,977,080
Lehman Brothers Holdings                       82,741                8,742,414
Merrill Lynch & Co                             91,326                5,220,194
Morgan Stanley                                318,794               16,217,052
Natl Financial Partners                        15,418                  676,850
State Street                                  146,180                7,064,879
Total                                                               66,593,691

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Chemicals (1.1%)
Dow Chemical                                  328,894              $14,208,222
Eastman Chemical                               30,921                1,483,280
EI du Pont de Nemours & Co                     70,797                2,801,437
Lyondell Chemical                              78,252                2,018,902
Monsanto                                       88,060                5,621,750
RPM Intl                                       45,918                  870,146
Total                                                               27,003,737

Commercial Banks (4.4%)
Bank of America                             1,037,695               44,652,015
Commerce Bancorp                              174,618(d)             5,888,119
Fifth Third Bancorp                            43,227                1,790,030
ICICI Bank ADR                                 61,620(c)             1,440,676
PNC Financial
  Services Group                              158,556                8,915,604
Regions Financial                              39,108                1,279,614
US Bancorp                                    269,512                7,875,141
Wachovia                                      331,484               16,448,236
Wells Fargo & Co                              370,828               22,108,765
Western Alliance Bancorp                          500(b)                14,750
Total                                                              110,412,950

Commercial Services & Supplies (0.6%)
Apollo Group Cl A                              11,710(b)               921,109
Avery Dennison                                 34,077                1,821,075
Cendant                                       499,946               10,168,901
Waste Management                               43,383                1,189,996
Total                                                               14,101,081

Communications Equipment (2.2%)
CIENA                                         400,994(b)               902,237
Cisco Systems                               1,331,729(b)            23,465,065
Corning                                       202,863(b)             4,049,145
Motorola                                      313,044                6,849,403
Nokia ADR                                   1,098,333(c)            17,320,711
QUALCOMM                                       89,889                3,569,492
Total                                                               56,156,053

Computers & Peripherals (3.2%)
Dell                                          797,850(b)            28,403,459
EMC                                         1,235,067(b)            15,882,962
Hewlett-Packard                               658,985               18,293,424
Intl Business Machines                        232,287               18,726,978
Total                                                               81,306,823

Consumer Finance (1.1%)
Capital One Financial                         162,791               13,387,932
First Marblehead                              156,367(b,d)           4,523,697
MBNA                                          342,908                8,641,282
Total                                                               26,552,911

Containers & Packaging (0.1%)
Temple-Inland                                  96,567                3,716,864

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Diversified Financial Services (6.1%)
Citigroup                                     971,360              $42,516,426
Consumer Discretionary
  Select Sector SPDR Fund                     321,153(d)            10,758,626
Contax Participacoes ADR                      173,600(b,c)             113,014
Energy Select Sector
  SPDR Fund                                   353,229(d)            17,880,452
Health Care Select Sector
  SPDR Fund                                   242,356                7,663,297
Industrial Select Sector
  SPDR Fund                                   443,512(d)            13,207,787
iShares Dow Jones US
  Healthcare Sector
  Index Fund                                        1                       63
Jer Investors Trust                            52,027(b)               939,608
JPMorgan Chase & Co                           666,690               22,594,124
Materials Select Sector
  SPDR Trust                                  564,765(d)            15,525,390
streetTRACKS Gold Trust                       100,469(b)             4,358,345
Utilities Select Sector
  SPDR Fund                                   560,728(d)            18,212,445
Total                                                              153,769,577

Diversified Telecommunication Services (10.0%)
ALLTEL                                        104,162                6,457,002
BellSouth                                     316,339                8,316,552
Brasil Telecom
  Participacoes ADR                            51,700(c)             1,884,465
Chunghwa Telecom ADR                          323,483(c,d)           6,227,048
Citizens Communications                        65,775                  897,171
France Telecom                                108,944(c)             3,293,559
MCI                                           824,087               21,129,591
SBC Communications                            719,396               17,323,056
Sprint Nextel                               5,634,019              146,090,113
Tele Norte Leste
  Participacoes ADR                           240,500(c)             3,617,120
Telewest Global                             1,312,384(b,c)          29,134,925
Verizon Communications                        269,794                8,824,962
Total                                                              253,195,564

Electric Utilities (1.2%)
Entergy                                        71,861                5,383,108
Exelon                                        187,497               10,104,212
FPL Group                                      63,448                2,733,974
PPL                                            91,358                2,919,802
Southern                                      197,695                6,800,708
TXU                                            17,077                1,656,811
Xcel Energy                                    83,150                1,599,806
Total                                                               31,198,421

Electrical Equipment (0.1%)
Emerson Electric                               30,604                2,059,037

Electronic Equipment & Instruments (0.2%)
Flextronics Intl                              332,270(b,c)           4,339,446

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
190   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

Issuer                                         Shares                 Value(a)

Energy Equipment & Services (1.2%)
Cooper Cameron                                 31,274(b)            $2,256,419
Halliburton                                   178,637               11,070,135
Nabors Inds                                    13,245(b,c)             887,415
Schlumberger                                   82,125                7,081,639
Transocean                                     82,054(b)             4,844,468
Weatherford Intl                               52,115(b)             3,528,707
Total                                                               29,668,783

Food & Staples Retailing (1.0%)
CVS                                           219,965                6,460,372
Rite Aid                                      419,200(b)             1,710,336
Safeway                                        35,100                  832,923
Wal-Mart Stores                               375,996               16,904,780
Total                                                               25,908,411

Food Products (0.8%)
General Mills                                  84,985                3,919,508
Kellogg                                       382,428               17,335,461
Total                                                               21,254,969

Gas Utilities (0.1%)
ONEOK                                          82,195                2,794,630

Health Care Equipment & Supplies (1.9%)
Alcon                                          14,912(c)             1,760,362
Baxter Intl                                   512,718               20,677,916
Boston Scientific                             198,870(b)             5,345,626
Guidant                                       136,997                9,677,468
Hospira                                        76,728(b)             3,056,844
Medtronic                                     119,572                6,815,604
Total                                                               47,333,820

Health Care Providers & Services (2.9%)
Aetna                                          55,600                4,429,652
AmerisourceBergen                              26,344                1,967,106
Cardinal Health                               273,923               16,328,550
Caremark Rx                                    32,244(b)             1,506,762
CIGNA                                          28,363                3,270,821
HCA                                           329,087               16,223,989
HealthSouth                                   141,385(b)               749,341
Magellan Health Services                      112,023(b)             3,971,215
McKesson                                       33,396                1,558,591
Medco Health Solutions                        123,633(b)             6,091,398
UnitedHealth Group                            247,029               12,721,994
WellPoint                                      52,714(b)             3,914,015
Total                                                               72,733,434

Hotels, Restaurants & Leisure (0.3%)
Carnival Unit                                  38,990                1,923,767
McDonald's                                    189,666                6,154,661
Total                                                                8,078,428

Household Durables (0.3%)
Fortune Brands                                 11,386                  990,354
Harman Intl Inds                                3,093                  319,816
Leggett & Platt                                35,886                  868,800
Tempur-Pedic Intl                             275,326(b,d)           4,424,489
Total                                                                6,603,459

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Household Products (2.6%)
Colgate-Palmolive                             118,267               $6,209,018
Procter & Gamble                              541,006               30,015,013
Spectrum Brands                             1,061,963(b)            29,894,258
Total                                                               66,118,289

Industrial Conglomerates (2.5%)
3M                                             17,455                1,241,923
General Electric                            1,017,112               34,185,135
Tyco Intl                                     941,711(c)            26,207,817
Total                                                               61,634,875

Insurance (3.8%)
ACE                                           390,185(c)            17,328,116
AFLAC                                          78,342                3,385,941
Allstate                                       34,354                1,931,038
American Intl Group                           764,411               45,253,132
Assurant                                       35,525                1,326,148
Chubb                                         104,029                9,046,362
Endurance Specialty
  Holdings                                     49,718(c)             1,824,651
First American                                 45,584                1,896,750
Hartford Financial
  Services Group                              128,507                9,387,436
State Auto Financial                          104,098                3,171,866
Total                                                               94,551,440

Internet & Catalog Retail (0.2%)
eBay                                          121,971(b)             4,938,606

Internet Software & Services (0.8%)
Google Cl A                                    61,381(b)            17,554,966
Yahoo!                                         98,159(b)             3,272,621
Total                                                               20,827,587

IT Services (0.6%)
Accenture Cl A                                101,620(b,c)           2,479,528
Affiliated Computer
  Services Cl A                               108,745(b)             5,649,302
Automatic Data Processing                      20,638                  882,275
First Data                                     12,429                  516,425
Infosys Technologies ADR                       13,582(c)               961,470
Ness Technologies                              98,103(b,c)             850,553
Paychex                                        53,322                1,819,880
Satyam Computer
  Services ADR                                 27,410(c)               750,212
Total                                                               13,909,645

Leisure Equipment & Products (0.1%)
Mattel                                         86,769                1,564,445

Machinery (0.5%)
Caterpillar                                   102,033                5,661,811
Illinois Tool Works                            37,671                3,174,912
Ingersoll-Rand Cl A                            20,063(c)             1,597,416
ITT Inds                                       14,789                1,613,776
Total                                                               12,047,915

Media (7.7%)
Comcast Cl A                                  575,821(b)            17,706,496
Comcast Special Cl A                          176,589(b)             5,329,456

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Media (cont.)
EchoStar
  Communications Cl A                          54,364               $1,627,115
Grupo Televisa ADR                             12,719(c)               798,753
Liberty Global Cl A                           210,881(b)            10,702,211
Liberty Media Cl A                          1,152,241(b)             9,575,123
News Corp Cl A                                584,264                9,470,919
NTL                                         1,138,226(b)            72,709,876
Time Warner                                   884,077               15,842,660
Tribune                                        98,094                3,685,392
Viacom Cl B                                   479,046               16,282,774
Vivendi Universal ADR                         822,960(c)            25,964,387
Walt Disney                                   195,638                4,928,121
Total                                                              194,623,283

Metals & Mining (1.3%)
Agnico-Eagle Mines                             65,018(c)               850,435
Alcan                                          53,313(c)             1,761,995
Alcoa                                         132,671                3,554,256
Barrick Gold                                   55,779(c)             1,462,525
Coeur d'Alene Mines                         1,279,365(b)             4,669,682
Glamis Gold                                    77,714(b,c)           1,478,120
Harmony Gold Mining ADR                       271,783(c)             2,057,397
Kinross Gold                                  178,101(b,c)           1,125,598
Newmont Mining                                309,346               12,243,916
PAN American Silver                           134,400(b,c)           2,095,296
Stillwater Mining                              77,252(b)               620,334
Total                                                               31,919,554

Multi-Utilities & Unregulated Power (0.5%)
Dominion Resources                            129,630                9,914,102
Duke Energy                                    67,922                1,969,059
Total                                                               11,883,161

Multiline Retail (1.1%)
Dollar General                                 26,594                  506,882
Federated Dept Stores                          60,134                4,148,043
JC Penney                                     139,253                6,771,873
Kohl's                                        128,843(b)             6,757,815
Target                                        175,628                9,440,006
Total                                                               27,624,619

Office Electronics (0.1%)
Xerox                                         172,334(b)             2,310,999

Oil & Gas (7.6%)
Anadarko Petroleum                            179,217               16,285,448
Apache                                         24,598                1,761,709
BP ADR                                        118,881(c)             8,129,083
Burlington Resources                           82,748                6,105,975
Chevron                                       490,295               30,104,112
ConocoPhillips                                508,005               33,497,849
Devon Energy                                  139,808                8,496,132
EnCana                                         18,850(c)               927,232
Exxon Mobil                                 1,126,305               67,465,669
Marathon Oil                                   52,190                3,356,339
Newfield Exploration                           87,389(b)             4,126,509
Occidental Petroleum                           29,325                2,434,855
Royal Dutch Shell Cl A ADR                     36,611(c)             2,378,251
Valero Energy                                  68,445                7,289,393
Total                                                              192,358,556

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
191   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

Issuer                                         Shares                 Value(a)

Paper & Forest Products (0.4%)
Bowater                                        85,166               $2,642,701
Intl Paper                                    126,327                3,897,188
Weyerhaeuser                                   41,006                2,666,210
Total                                                                9,206,099

Personal Products (1.6%)
Avon Products                                 312,470               10,255,265
Gillette                                      560,910               30,216,222
Total                                                               40,471,487

Pharmaceuticals (6.0%)
Abbott Laboratories                           269,161               12,147,236
AstraZeneca                                    31,023(c)             1,424,335
Bristol-Myers Squibb                          294,908                7,216,399
Eli Lilly & Co                                 61,250                3,369,975
GlaxoSmithKline ADR                            96,201(c)             4,686,913
Johnson & Johnson                             412,398               26,141,909
Merck & Co                                    127,934                3,611,577
Novartis ADR                                  307,602(c)            14,995,598
Pfizer                                      1,610,146               41,010,418
Roche Holding                                 112,058(c)            15,549,684
Schering-Plough                               477,781               10,229,291
Wyeth                                         298,415               13,664,423
Total                                                              154,047,758

Real Estate Investment Trust (0.5%)
Apartment Investment &
  Management Cl A                              53,572                2,137,523
Equity Office Properties Trust                168,057                5,596,298
HomeBanc                                      634,867                5,059,890
Total                                                               12,793,711

Road & Rail (0.1%)
Norfolk Southern                               41,035                1,461,256

Semiconductors & Semiconductor Equipment (3.3%)
Analog Devices                                118,687                4,326,141
Applied Materials                             112,740                2,064,269
Broadcom Cl A                                 179,263(b)             7,797,941
Credence Systems                               75,197(b)               666,997
Cypress Semiconductor                         266,707(b)             4,168,630
Freescale
  Semiconductor Cl A                          289,706(b)             6,918,179
Freescale
  Semiconductor Cl B                          234,094(b)             5,636,984
Intel                                       1,155,828               29,727,897
Linear Technology                              77,272                2,930,927
Maxim Integrated Products                          61                    2,602
MEMC Electronic Materials                     488,562(b)             8,237,155
Texas Instruments                             319,700               10,447,796
Total                                                               82,925,518

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Software (2.7%)
Adobe Systems                                 118,585               $3,206,538
BMC Software                                   40,756(b)               815,120
Cadence Design Systems                        199,290(b)             3,190,633
Compuware                                     152,296(b)             1,379,802
Electronic Arts                                62,535(b)             3,582,005
Macromedia                                     67,159(b)             2,481,525
Mercury Interactive                           104,857(b)             3,845,106
Microsoft                                   1,006,411               27,575,661
Novell                                        144,536(b)               951,047
Oracle                                        762,775(b)             9,893,192
Siebel Systems                                499,099                4,117,567
Symantec                                      255,176(b)             5,353,592
TIBCO Software                                 57,770(b)               441,363
Total                                                               66,833,151

Specialty Retail (0.9%)
AutoZone                                        4,766(b)               450,387
Bed Bath & Beyond                              23,455(b)               951,100
Best Buy                                       79,393                3,783,870
Circuit City Stores                            20,108                  339,624
Gap                                            79,124                1,504,147
Home Depot                                    265,948               10,723,024
Lowe's Companies                               56,053                3,604,768
Staples                                        54,137                1,188,849
Total                                                               22,545,769

Textiles, Apparel & Luxury Goods (0.1%)
Nike Cl B                                      16,650                1,313,852

Thrifts & Mortgage Finance (2.1%)
BankAtlantic Bancorp Cl A                      12,521                  213,483
Countrywide Financial                         570,011               19,260,671
Fannie Mae                                    370,369               18,903,634
Freddie Mac                                   212,849               12,851,823
Washington Mutual                              56,600                2,353,428
Total                                                               53,583,039

Tobacco (1.5%)
Altria Group                                  527,252               37,276,716

Wireless Telecommunication Services (1.2%)
Hutchison Telecommunications
  Intl ADR                                    102,867(b,c)           1,867,036
KT Freetel                                     36,500(c)               884,260
LG Telecom                                    181,420(b,c)             979,036
Millicom Intl Cellular                        101,865(b,c)           1,956,827
NeuStar Cl A                                  188,350(b)             5,181,509
O2                                          1,060,231(c)             2,935,515
Orascom Telecom GDR                           178,294(c,d)           8,244,314
Telesp Celular
  Participacoes ADR                           200,515(c)               832,137
Turkcell Iletisim
  Hizmetleri ADR                              130,441(c)             1,751,823
Vodafone Group ADR                            175,898(c)             4,793,221
Total                                                               29,425,678

Total Common Stocks
(Cost: $2,299,487,510)                                          $2,449,392,028

Short-Term Securities (6.1%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agencies (2.4%)
Federal Home Loan Bank
   09-09-05               3.41%           $25,000,000              $24,978,687
Federal Natl Mtge Assn Disc Nts
   09-07-05               3.25             20,000,000               19,987,362
   09-14-05               3.31             14,600,000               14,581,206
Total                                                               59,547,255

Commercial Paper (3.7%)
Fairway Finance
   10-03-05               3.62             15,000,000(f)            14,950,363
Falcon Asset Securitization
   09-14-05               3.51             10,000,000(f)             9,986,350
HSBC Finance
   09-01-05               3.56              4,400,000                4,399,565
Jupiter Securitization
   09-29-05               3.60             10,000,000(f)             9,971,080
Nieuw Amsterdam
   09-12-05               3.51             10,000,000(f)             9,988,300
   10-03-05               3.61             10,000,000(f)             9,967,000
Thunder Bay Funding LLC
   09-01-05               3.47             15,000,000 (f)           14,998,554
Windmill Funding
   09-01-05               3.42             20,000,000(f)            19,998,100
Total                                                               94,259,312

Total Short-Term Securities
(Cost: $153,821,315)                                              $153,806,567

Total Investments in Securities
(Cost: $2,453,308,825)(g)                                       $2,603,198,595

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
192   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 9.5% of net assets.

(d) At Aug. 31, 2005, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.4% of net assets. See Note 6 to the financial statements. 2.7% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $89,859,747 or 3.6% of net assets.

(g) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $2,466,772,565 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $202,510,414
       Unrealized depreciation                                     (66,084,384)
                                                                   -----------
       Net unrealized appreciation                                $136,426,030
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
193   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Large Cap Value Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (95.3%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (4.3%)
Boeing                                            900                  $60,318
Empresa Brasileira de
  Aeronautica ADR                               1,907(c)                68,385
General Dynamics                                  373                   42,742
Goodrich                                          696                   31,891
Honeywell Intl                                  2,768                  105,959
Lockheed Martin                                 1,554                   96,721
Northrop Grumman                                2,371                  132,989
United Technologies                             1,882                   94,100
Total                                                                  633,105

Auto Components (0.1%)
Lear                                              333                   12,554

Automobiles (0.1%)
General Motors                                    525                   17,950

Beverages (1.3%)
Coca-Cola                                         529                   23,276
Coca-Cola Enterprises                           1,240                   27,714
PepsiCo                                         2,505                  137,399
Total                                                                  188,389

Biotechnology (0.1%)
Biogen Idec                                       421(b)                17,745

Building Products (0.5%)
American Standard Companies                       809                   36,890
Masco                                           1,315                   40,345
Total                                                                   77,235

Capital Markets (4.5%)
Bank of New York                                3,151                   96,326
E*TRADE Financial                               1,003(b)                16,048
Franklin Resources                                695                   55,906
Investors Financial Services                    1,662                   58,369
Legg Mason                                        330                   34,495
Lehman Brothers Holdings                          828                   87,486
Merrill Lynch & Co                              1,594                   91,113
Morgan Stanley                                  3,407                  173,315
State Street                                    1,022                   49,393
Total                                                                  662,451

Chemicals (1.8%)
Dow Chemical                                    4,530                  195,696
Eastman Chemical                                  540                   25,904
Lyondell Chemical                               1,366                   35,243
RPM Intl                                          802                   15,198
Total                                                                  272,041

Commercial Banks (7.4%)
Bank of America                                10,934                  470,490
Commerce Bancorp                                1,021                   34,428
PNC Financial Services Group                    1,323                   74,392
Regions Financial                                 683                   22,348
US Bancorp                                      4,705                  137,480

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Banks (cont.)
Wachovia                                        3,095                 $153,574
Wells Fargo & Co                                3,487                  207,895
Total                                                                1,100,607

Commercial Services & Supplies (0.5%)
Avery Dennison                                    595                   31,797
Cendant                                         2,288                   46,538
Total                                                                   78,335

Communications Equipment (1.3%)
Cisco Systems                                   3,977(b)                70,075
Corning                                           748(b)                14,930
Motorola                                        1,925                   42,119
Nokia ADR                                       4,253(c)                67,070
Total                                                                  194,194

Computers & Peripherals (2.9%)
Dell                                            2,565(b)                91,314
EMC                                             4,013(b)                51,607
Hewlett-Packard                                 5,121                  142,159
Intl Business Machines                          1,718                  138,505
Total                                                                  423,585

Consumer Finance (1.4%)
Capital One Financial                           1,312                  107,898
First Marblehead                                  450(b)                13,019
MBNA                                            3,398                   85,630
Total                                                                  206,547

Containers & Packaging (0.4%)
Temple-Inland                                   1,686                   64,894

Diversified Financial Services (5.0%)
Citigroup                                      10,863                  475,474
Contax Participacoes ADR                          250(b,c)                 163
JPMorgan Chase & Co                             7,814                  264,816
Total                                                                  740,453

Diversified Telecommunication Services (5.9%)
ALLTEL                                            376                   23,308
BellSouth                                       5,523                  145,200
Chunghwa Telecom ADR                            2,808(c)                54,054
Citizens Communications                         1,148                   15,659
MCI                                             4,049                  103,816
SBC Communications                              8,173                  196,806
Sprint Nextel                                   6,981                  181,017
Tele Norte Leste
  Participacoes ADR                               350(c)                 5,264
Telewest Global                                 1,024(b,c)              22,733
Verizon Communications                          3,814                  124,756
Total                                                                  872,613

Electric Utilities (3.0%)
Entergy                                         1,255                   94,012
Exelon                                          2,442                  131,600
FPL Group                                       1,108                   47,744

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Electric Utilities (cont.)
PPL                                             1,594                  $50,944
Southern                                        2,497                   85,897
Xcel Energy                                     1,452                   27,936
Total                                                                  438,133

Electronic Equipment & Instruments (0.2%)
Flextronics Intl                                2,547(b,c)              33,264

Energy Equipment & Services (1.7%)
Cooper Cameron                                    546(b)                39,394
Halliburton                                     1,225                   75,913
Schlumberger                                      317                   27,335
Transocean                                        933(b)                55,084
Weatherford Intl                                  910(b)                61,616
Total                                                                  259,342

Food & Staples Retailing (0.9%)
CVS                                             1,217                   35,743
Wal-Mart Stores                                 2,100                   94,416
Total                                                                  130,159

Food Products (0.9%)
General Mills                                   1,484                   68,442
Kellogg                                         1,399                   63,417
Total                                                                  131,859

Gas Utilities (0.3%)
ONEOK                                           1,435                   48,790

Health Care Equipment & Supplies (1.1%)
Baxter Intl                                     1,898                   76,547
Boston Scientific                                 524(b)                14,085
Guidant                                           544                   38,428
Hospira                                           817(b)                32,549
Total                                                                  161,609

Health Care Providers & Services (1.2%)
Cardinal Health                                   676                   40,296
CIGNA                                             495                   57,083
HCA                                             1,264                   62,316
Medco Health Solutions                            469(b)                23,108
Total                                                                  182,803

Hotels, Restaurants & Leisure (0.4%)
McDonald's                                      1,735                   56,301

Household Durables (0.1%)
Leggett & Platt                                   627                   15,180
Tempur-Pedic Intl                                 414(b)                 6,653
Total                                                                   21,833

Household Products (1.9%)
Colgate-Palmolive                               1,358                   71,295
Procter & Gamble                                2,173                  120,558
Spectrum Brands                                 3,414(b)                96,104
Total                                                                  287,957

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
194   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Large Cap Value Fund

Issuer                                         Shares                 Value(a)

Industrial Conglomerates (1.9%)
General Electric                                3,525                 $118,475
Tyco Intl                                       5,978(c)               166,368
Total                                                                  284,843

Insurance (5.3%)
ACE                                             3,669(c)               162,939
AFLAC                                             371                   16,035
Allstate                                          600                   33,726
American Intl Group                             5,184                  306,892
Assurant                                          620                   23,145
Chubb                                           1,273                  110,700
Endurance Specialty Holdings                      868(c)                31,856
First American                                    796                   33,122
Hartford Financial Services Group                 897                   65,526
Total                                                                  783,941

Internet Software & Services (0.1%)
Google Cl A                                        40(b)                11,440

IT Services (0.7%)
Accenture Cl A                                    949(b,c)              23,156
Affiliated Computer
  Services Cl A                                 1,582(b)                82,185
Total                                                                  105,341

Leisure Equipment & Products (0.2%)
Mattel                                          1,515                   27,315

Machinery (0.9%)
Caterpillar                                       932                   51,716
Illinois Tool Works                               310                   26,127
Ingersoll-Rand Cl A                               350(c)                27,867
ITT Inds                                          258                   28,153
Total                                                                  133,863

Media (6.5%)
Comcast Cl A                                    2,214(b)                68,081
Comcast Special Cl A                            3,083(b)                93,045
EchoStar
  Communications Cl A                             949                   28,404
Liberty Global Cl A                             1,045(b)                53,034
Liberty Media Cl A                             14,162(b)               117,686
News Corp Cl A                                  1,313                   21,284
NTL                                             2,126(b)               135,809
Time Warner                                     5,276                   94,546
Tribune                                         1,713                   64,357
Viacom Cl B                                     4,455                  151,425
Vivendi Universal ADR                           1,459(c)                46,031
Walt Disney                                     3,416                   86,049
Total                                                                  959,751

Metals & Mining (0.4%)
Alcan                                             931(c)                30,770
Alcoa                                           1,199                   32,121
Total                                                                   62,891

Multi-Utilities & Unregulated Power (0.9%)
Dominion Resources                              1,833                  140,188

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Multiline Retail (1.0%)
Federated Dept Stores                             474                  $32,697
JC Penney                                         732                   35,597
Target                                          1,352                   72,670
Total                                                                  140,964

Office Electronics (0.1%)
Xerox                                           1,067(b)                14,308

Oil & Gas (12.1%)
Anadarko Petroleum                              2,141                  194,553
BP ADR                                          2,076(c)               141,957
Chevron                                         4,515                  277,221
ConocoPhillips                                  5,528                  364,516
Devon Energy                                    1,120                   68,062
Exxon Mobil                                    10,264                  614,813
Newfield Exploration                            1,526(b)                72,058
Royal Dutch Shell Cl A ADR                        639(c)                41,509
Total                                                                1,774,689

Paper & Forest Products (1.1%)
Bowater                                         1,487                   46,142
Intl Paper                                      2,206                   68,055
Weyerhaeuser                                      716                   46,554
Total                                                                  160,751

Personal Products (1.1%)
Avon Products                                   2,792                   91,634
Gillette                                        1,427                   76,872
Total                                                                  168,506

Pharmaceuticals (3.5%)
Bristol-Myers Squibb                            1,702                   41,648
GlaxoSmithKline ADR                               431(c)                20,998
Johnson & Johnson                                 714                   45,260
Merck & Co                                      1,768                   49,911
Novartis ADR                                    1,071(c)                52,211
Pfizer                                          8,044                  204,881
Schering-Plough                                 2,722                   58,278
Wyeth                                             848                   38,830
Total                                                                  512,017

Real Estate Investment Trust (1.0%)
Apartment Investment &
  Management Cl A                                 935                   37,307
Equity Office Properties Trust                  2,934                   97,701
HomeBanc                                        1,649                   13,143
Total                                                                  148,151

Semiconductors & Semiconductor Equipment (1.9%)
Broadcom Cl A                                     632(b)                27,492
Credence Systems                                1,296(b)                11,496
Cypress Semiconductor                           4,656(b)                72,773
Freescale Semiconductor Cl A                    1,035(b)                24,716
Freescale Semiconductor Cl B                      343(b)                 8,259
Intel                                           2,485                   63,914
MEMC Electronic Materials                       3,050(b)                51,423
Texas Instruments                                 879                   28,726
Total                                                                  288,799

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Software (1.2%)
Cadence Design Systems                          3,479(b)               $55,698
Microsoft                                       3,227                   88,419
Siebel Systems                                  1,690                   13,943
Symantec                                          620(b)                13,008
TIBCO Software                                  1,015(b)                 7,755
Total                                                                  178,823

Specialty Retail (0.6%)
Gap                                             1,085                   20,626
Home Depot                                      1,868                   75,318
Total                                                                   95,944

Thrifts & Mortgage Finance (3.1%)
Countrywide Financial                           4,655                  157,292
Fannie Mae                                      3,162                  161,389
Freddie Mac                                     1,759                  106,208
Washington Mutual                                 693                   28,815
Total                                                                  453,704

Tobacco (2.1%)
Altria Group                                    4,398                  310,939

Wireless Telecommunication Services (0.4%)
Vodafone Group ADR                              1,997(c)                54,418

Total Common Stocks
(Cost: $13,478,870)                                                $14,126,334

Total Investments in Securities
(Cost: $13,478,870)(d)                                             $14,126,334

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
195   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Large Cap Value Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 7.1% of net assets.

(d) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $13,569,045 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                       $ 942,828
       Unrealized depreciation                                        (385,539)
                                                                      --------
       Net unrealized appreciation                                   $ 557,289
                                                                     ---------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
196   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Mid Cap Growth Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (98.3%)
Issuer                                         Shares                 Value(a)

Biotechnology (8.0%)
Biogen Idec                                    52,016(b)            $2,192,474
Gilead Sciences                                62,586(b)             2,691,198
Invitrogen                                     60,944(b)             5,163,785
MedImmune                                     118,573(b)             3,548,890
OSI Pharmaceuticals                            31,342(b)             1,028,018
Techne                                        102,844(b)             5,859,023
Total                                                               20,483,388

Capital Markets (5.3%)
Investors Financial Services                   73,695                2,588,168
Legg Mason                                     71,907                7,516,439
T Rowe Price Group                             53,502                3,370,626
Total                                                               13,475,233

Chemicals (2.1%)
Sigma-Aldrich                                  86,800                5,416,320

Commercial Services & Supplies (5.1%)
Cintas                                         95,974                3,958,928
Robert Half Intl                              195,344                6,579,185
Strayer Education                              25,739                2,597,580
Total                                                               13,135,693

Communications Equipment (0.9%)
Juniper Networks                              100,182(b)             2,278,139

Computers & Peripherals (1.0%)
Network Appliance                             107,132(b)             2,543,314

Construction Materials (1.9%)
Martin Marietta Materials                      65,300                4,722,496

Electrical Equipment (1.7%)
American Power Conversion                     166,181                4,348,957

Energy Equipment & Services (6.0%)
BJ Services                                    52,132                3,288,487
ENSCO Intl                                    110,306                4,507,103
Nabors Inds                                    51,887(b,c)           3,476,429
Noble                                          49,841                3,553,663
Tidewater                                       9,890                  440,501
Total                                                               15,266,183

Food & Staples Retailing (3.9%)
Whole Foods Market                             77,345                9,997,615

Health Care Equipment & Supplies (7.1%)
Biomet                                         94,308                3,479,022
Diagnostic Products                           146,457                7,908,677
Kinetic Concepts                               67,897(b)             3,720,756
St. Jude Medical                               65,115(b)             2,988,779
Total                                                               18,097,234

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Providers & Services (9.1%)
Dendrite Intl                                 249,712(b)            $4,522,284
Express Scripts                                76,810(b)             4,444,227
Health Management
  Associates Cl A                             213,207                5,185,195
Lincare Holdings                              115,804(b)             4,903,141
Omnicare                                       83,108                4,367,325
Total                                                               23,422,172

Hotels, Restaurants & Leisure (4.4%)
Brinker Intl                                   67,792(b)             2,518,473
CBRL Group                                     22,978                  830,884
Cheesecake Factory                            148,214(b)             4,693,938
Panera Bread Cl A                              22,211(b)             1,238,041
Starbucks                                      17,958(b)               880,660
Station Casinos                                17,826                1,191,133
Total                                                               11,353,129

Household Durables (0.7%)
Pulte Homes                                    21,276                1,833,991

Internet Software & Services (0.8%)
Digital River                                  50,423(b)             1,915,066

IT Services (7.6%)
Acxiom                                        220,309                4,366,524
Fiserv                                        144,269(b)             6,473,350
Paychex                                       165,119                5,635,511
VeriFone Holdings                             131,348(b)             2,883,089
Total                                                               19,358,474

Machinery (0.9%)
Danaher                                        41,480                2,221,669

Media (3.6%)
Catalina Marketing                            159,380                3,815,557
Univision
  Communications Cl A                         112,694(b)             3,031,469
Westwood One                                  113,900                2,315,587
Total                                                                9,162,613

Oil & Gas (7.1%)
Denbury Resources                              34,781(b)             1,573,145
EOG Resources                                  80,769                5,155,484
Murphy Oil                                     63,626                3,477,161
Newfield Exploration                           73,432(b)             3,467,459
Pogo Producing                                 58,826                3,294,256
XTO Energy                                     31,032                1,235,074
Total                                                               18,202,579

Semiconductors & Semiconductor Equipment (5.6%)
Broadcom Cl A                                  60,956(b)             2,651,586
KLA-Tencor                                     39,454                2,002,685
Maxim Integrated Products                      65,216                2,781,462
Microchip Technology                          140,676                4,377,837
Novellus Systems                               92,548(b)             2,481,212
Total                                                               14,294,782

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Software (6.6%)
Advent Software                               120,384(b)            $3,317,783
BMC Software                                  207,118(b)             4,142,360
Fair Isaac                                    140,864                5,757,112
Kronos                                         28,289(b)             1,225,762
NAVTEQ                                         52,639(b)             2,449,819
Total                                                               16,892,836

Specialty Retail (4.6%)
Advance Auto Parts                             39,226(b)             2,390,040
Build-A-Bear Workshop                          34,052(b)               755,273
Chico's FAS                                    41,746(b)             1,449,004
Williams-Sonoma                               174,776(b)             7,034,734
Total                                                               11,629,051

Textiles, Apparel & Luxury Goods (1.9%)
Coach                                         143,414(b)             4,759,911

Trading Companies & Distributors (2.4%)
Fastenal                                       99,264                6,013,413

Total Common Stocks
(Cost: $199,410,911)                                              $250,824,258

Short-Term Securities (1.9%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agencies (1.0%)
Federal Home Loan Bank Disc Nt
   09-16-05               3.42%            $1,400,000               $1,397,875
Federal Home Loan Mtge Corp Disc Nt
   09-20-05               3.43              1,100,000                1,097,910
Total                                                                2,495,785

Commercial Paper (0.9%)
General Electric Capital
  09-01-05                3.56              2,300,000                2,299,773

Total Short-Term Securities
(Cost: $4,796,022)                                                  $4,795,558

Total Investments in Securities
(Cost: $204,206,933)(d)                                           $255,619,816

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
197   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Mid Cap Growth Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 1.4% of net assets.

(d) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $204,838,360 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $55,086,610
       Unrealized depreciation                                      (4,305,154)
                                                                    ----------
       Net unrealized appreciation                                 $50,781,456
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
198   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Mid Cap Value Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (97.6%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (1.0%)
Goodrich                                        1,514                  $69,371

Airlines (1.3%)
AMR                                             4,177(b)                52,588
Continental Airlines Cl B                       1,626(b)                21,740
Northwest Airlines                              3,310(b)                16,649
Total                                                                   90,977

Auto Components (0.6%)
Ballard Power Systems                           1,508(b,c)               8,505
Johnson Controls                                  417                   25,012
Lear                                              276                   10,405
Total                                                                   43,922

Building Products (2.5%)
American Standard
  Companies                                     1,427                   65,071
YORK Intl                                       1,974                  113,268
Total                                                                  178,339

Capital Markets (0.9%)
AMVESCAP                                        1,350(c)                 8,930
Mellon Financial                                1,670                   54,191
Total                                                                   63,121

Chemicals (4.6%)
Agrium                                          1,312(c)                28,208
Cabot                                           1,024                   33,792
Eastman Chemical                                1,612                   77,327
Imperial Chemical Inds ADR                      1,667(c)                34,807
Lubrizol                                          808                   33,411
Monsanto                                          970                   61,925
Mosaic                                          1,667(b)                26,922
PPG Inds                                          546                   34,387
Total                                                                  330,779

Commercial Banks (4.8%)
AmSouth Bancorporation                          3,110                   81,855
Comerica                                        1,417                   85,714
Hibernia Cl A                                   1,049                   33,306
Huntington Bancshares                           1,417                   33,994
KeyCorp                                         1,873                   62,034
North Fork Bancorporation                       1,721                   47,310
Total                                                                  344,213

Commercial Services & Supplies (1.7%)
Dun & Bradstreet                                  308(b)                19,610
Pitney Bowes                                      594                   25,691
Ritchie Bros Auctioneers                          700(c)                29,337
RR Donnelley & Sons                             1,292                   48,269
Total                                                                  122,907

Communications Equipment (0.3%)
Tellabs                                         2,800(b)                24,892

Computers & Peripherals (0.5%)
Diebold                                           672                   32,256

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Construction & Engineering (2.0%)
Fluor                                           1,149                  $71,134
Insituform Technologies Cl A                      404(b)                 8,363
McDermott Intl                                  1,792(b)                61,914
Total                                                                  141,411

Construction Materials (0.1%)
CEMEX ADR                                         175(c)                 8,342

Consumer Finance (0.8%)
Capital One Financial                             657                   54,032

Containers & Packaging (0.5%)
Temple-Inland                                     839                   32,293

Diversified Telecommunication Services (2.0%)
CenturyTel                                      1,832                   65,769
MCI                                             1,253                   32,127
Qwest Communications Intl                      11,250(b)                43,875
Total                                                                  141,771

Electric Utilities (3.5%)
Consolidated Edison                             1,100                   51,601
DPL                                             1,315                   35,492
DTE Energy                                        839                   38,401
Pinnacle West Capital                           2,490                  111,876
Xcel Energy                                       734                   14,122
Total                                                                  251,492

Electrical Equipment (2.2%)
Cooper Inds Cl A                                1,100                   73,084
Energy Conversion Devices                         291(b)                10,101
FuelCell Energy                                   700(b)                 7,973
Plug Power                                      1,060(b)                 7,812
Rockwell Automation                             1,123                   58,441
Total                                                                  157,411

Electronic Equipment & Instruments (0.7%)
Agilent Technologies                            1,024(b)                32,932
Solectron                                       3,421(b)                14,026
Total                                                                   46,958

Energy Equipment & Services (9.4%)
BJ Services                                     1,721                  108,561
Cooper Cameron                                  1,232(b)                88,889
GlobalSantaFe                                   4,700                  220,335
Nabors Inds                                     1,060(b,c)              71,020
Smith Intl                                      1,948                   67,674
Weatherford Intl                                1,612(b)               109,149
Total                                                                  665,628

Food Products (2.3%)
Archer-Daniels-Midland                          3,594                   80,901
Del Monte Foods                                 2,790(b)                30,160
Tyson Foods Cl A                                2,950                   52,451
Total                                                                  163,512

Gas Utilities (1.6%)
NiSource                                        4,600                  111,044

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Providers & Services (1.7%)
CIGNA                                             230                  $26,524
Service Corp Intl                               3,847                   32,661
Tenet Healthcare                                4,830(b)                58,829
Total                                                                  118,014

Hotels, Restaurants & Leisure (1.8%)
Royal Caribbean Cruises                         2,130                   90,994
Starwood Hotels & Resorts
  Worldwide Unit                                  594                   34,630
Total                                                                  125,624

Household Durables (2.9%)
Centex                                            368                   24,932
DR Horton                                         594                   21,930
KB HOME                                            94                    6,971
Lennar Cl A                                       373                   23,163
Mohawk Inds                                       335(b)                28,602
Stanley Works                                     824                   37,698
Whirlpool                                         795                   60,461
Total                                                                  203,757

Industrial Conglomerates (0.5%)
Textron                                           484                   34,509

Insurance (12.5%)
ACE                                             3,484(c)               154,724
Aon                                             5,230                  156,482
Bristol West Holdings                           1,852                   32,317
Everest Re Group                                  839(c)                77,683
Jefferson-Pilot                                 1,082                   53,808
Lincoln Natl                                      824                   40,862
Loews                                           1,253                  109,876
Torchmark                                       1,105                   58,278
Willis Group Holdings                           1,253(c)                43,855
XL Capital Cl A                                 2,340(c)               162,631
Total                                                                  890,516

IT Services (1.7%)
Computer Sciences                               1,024(b)                45,619
Electronic Data Systems                         3,316                   74,279
Total                                                                  119,898

Leisure Equipment & Products (1.1%)
Eastman Kodak                                   1,812                   44,158
Hasbro                                          1,484                   30,719
Total                                                                   74,877

Machinery (5.1%)
AGCO                                            3,361(b)                69,001
Crane                                             594                   17,588
Cummins                                           687                   59,405
Dover                                           1,812                   73,748
Eaton                                             367                   23,459
Ingersoll-Rand Cl A                             1,100(c)                87,583
Manitowoc                                         687                   32,014
Total                                                                  362,798

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
199   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Mid Cap Value Fund

Issuer                                         Shares                 Value(a)

Media (1.3%)
Dex Media                                       1,035                  $26,393
Interpublic Group
  of Companies                                  3,030(b)                36,753
Tribune                                           808                   30,357
Total                                                                   93,503

Metals & Mining (2.6%)
Compass Minerals Intl                           1,430                   35,192
Freeport-McMoRan
  Copper & Gold Cl B                            2,130                   89,822
Phelps Dodge                                      577                   62,045
Total                                                                  187,059

Multi-Utilities & Unregulated Power (3.2%)
CMS Energy                                      1,427(b)                22,975
Constellation Energy Group                        434                   25,498
Energy East                                     2,500                   65,550
Public Service
  Enterprise Group                              1,802                  116,318
Total                                                                  230,341

Multiline Retail (1.6%)
Family Dollar Stores                            1,822                   36,221
Federated Dept Stores                             618                   42,640
JC Penney                                         687                   33,409
Total                                                                  112,270

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Oil & Gas (6.7%)
Amerada Hess                                      450                  $57,195
El Paso                                         1,461                   16,948
Kerr-McGee                                        308                   27,113
Pioneer Natural Resources                       3,050                  150,669
Suncor Energy                                   2,130(c)               126,224
Sunoco                                          1,024                   74,445
Valero Energy                                     213                   22,685
Total                                                                  475,279

Paper & Forest Products (1.7%)
Abitibi-Consolidated                            1,954(c)                 8,480
Bowater                                         1,893                   58,740
Georgia-Pacific                                   531                   17,040
MeadWestvaco                                    1,253                   36,299
Total                                                                  120,559

Real Estate Investment Trust (3.2%)
Boston Properties                                 279                   19,851
Crescent Real Estate Equities                   3,050                   59,872
Equity Residential                              1,954                   73,803
Rayonier                                        1,413                   76,654
Total                                                                  230,180

Road & Rail (1.3%)
CSX                                             2,080                   91,374

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Semiconductors & Semiconductor Equipment (1.8%)
Intersil Cl A                                   1,751                  $36,771
Natl Semiconductor                              3,563                   88,826
Total                                                                  125,597

Software (0.7%)
BMC Software                                    2,600(b)                52,000

Specialty Retail (1.2%)
AnnTaylor Stores                                1,974(b)                50,535
AutoZone                                          186(b)                17,577
RadioShack                                        687                   17,216
Total                                                                   85,328

Textiles, Apparel & Luxury Goods (1.3%)
Liz Claiborne                                   1,623                   66,591
VF                                                467                   27,698
Total                                                                   94,289

Tobacco (0.6%)
Reynolds American                                 467                   39,200

Total Common Stocks
(Cost: $6,474,960)                                                  $6,941,643

Total Investments in Securities
(Cost: $6,474,960)(d)                                               $6,941,643

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 11.9% of net assets.

(d) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $6,475,065 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                        $522,500
       Unrealized depreciation                                         (55,922)
                                                                       -------
       Net unrealized appreciation                                    $466,578
                                                                      --------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
200   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - New Dimensions Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (98.5%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (7.0%)
Boeing                                      1,082,624              $72,557,460
Lockheed Martin                               459,049               28,571,210
United Technologies                         1,038,375               51,918,750
Total                                                              153,047,420

Beverages (1.4%)
PepsiCo                                       563,855               30,927,447

Biotechnology (2.9%)
Amgen                                         640,062(b)            51,140,954
Genzyme                                       111,442(b)             7,931,327
Gilead Sciences                               128,841(b)             5,540,163
Total                                                               64,612,444

Building Products (0.7%)
American Standard
   Companies                                  341,598               15,576,869

Capital Markets (2.8%)
Charles Schwab                              4,475,605               60,554,936

Chemicals (1.1%)
EI du Pont de
   Nemours & Co                               585,201               23,156,404

Commercial Banks (3.0%)
Bank of America                               517,448               22,265,787
Commerce Bancorp                              791,704(e)            26,696,260
US Bancorp                                    567,938               16,595,148
Total                                                               65,557,195

Commercial Services & Supplies (0.2%)
ITT Educational Services                       74,820(b)             3,803,849

Communications Equipment (5.1%)
Cisco Systems                               2,087,296(b)            36,778,156
Motorola                                    2,901,558               63,486,088
Nokia ADR                                     822,683(c)            12,973,711
Total                                                              113,237,955

Computers & Peripherals (8.7%)
Apple Computer                              1,078,900(b)            50,632,777
Dell                                          931,464(b)            33,160,118
EMC                                         3,405,154(b)            43,790,280
NCR                                         1,427,962(b)            48,864,860
SanDisk                                       404,851(b)            15,720,364
Total                                                              192,168,399

Diversified Financial Services (1.6%)
CapitalSource                                 798,720(b,e)          15,814,656
Citigroup                                     428,267               18,745,247
Total                                                               34,559,903

Diversified Telecommunication Services (1.2%)
Sprint Nextel                               1,007,163               26,115,737

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Energy Equipment & Services (2.6%)
GlobalSantaFe                                 321,761              $15,084,156
Halliburton                                   214,225               13,275,523
Schlumberger                                  138,515               11,944,148
Transocean                                    299,413(b)            17,677,344
Total                                                               57,981,171

Food & Staples Retailing (2.1%)
CVS                                           312,203                9,169,402
Safeway                                     1,384,536               32,855,040
Whole Foods Market                             33,378                4,314,440
Total                                                               46,338,882

Health Care Equipment & Supplies (3.4%)
Alcon                                         110,934(c)            13,095,759
Medtronic                                     864,661               49,285,676
St. Jude Medical                              260,924(b)            11,976,412
Total                                                               74,357,847

Health Care Providers & Services (3.7%)
Caremark Rx                                   616,053(b)            28,788,157
UnitedHealth Group                          1,019,368               52,497,452
Total                                                               81,285,609

Hotels, Restaurants & Leisure (2.0%)
Carnival Unit                                 409,176               20,188,744
Royal Caribbean Cruises                       443,678               18,953,924
Starbucks                                     104,678(b)             5,133,409
Total                                                               44,276,077

Household Durables (3.0%)
DR Horton                                     372,653               13,758,349
Pulte Homes                                   617,761               53,250,998
Total                                                               67,009,347

Household Products (3.4%)
Procter & Gamble                            1,336,822               74,166,885

Industrial Conglomerates (2.1%)
General Electric                            1,389,623               46,705,229

Internet & Catalog Retail (1.2%)
Amazon.com                                     39,321(b)             1,679,007
eBay                                          616,777(b)            24,973,300
Total                                                               26,652,307

Internet Software & Services (2.6%)
Google Cl A                                    57,703(b)            16,503,058
Yahoo!                                      1,245,077(b)            41,510,867
Total                                                               58,013,925

IT Services (0.9%)
Fiserv                                        260,259(b)            11,677,821
Infosys Technologies ADR                      110,409(c)             7,815,853
Total                                                               19,493,674

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Media (3.2%)
Comcast Special Cl A                        2,093,041(b)           $63,167,977
DreamWorks Animation
  SKG Cl A                                    285,546(b)             7,429,907
Total                                                               70,597,884

Multi-Utilities & Unregulated Power (1.0%)
Dominion Resources                            296,733               22,694,140

Multiline Retail (3.5%)
Federated Dept Stores                         403,671               27,845,226
Nordstrom                                     521,366               17,507,470
Target                                        606,777               32,614,264
Total                                                               77,966,960

Office Electronics (0.8%)
Xerox                                       1,314,322(b)            17,625,058

Oil & Gas (9.2%)
Apache                                        524,877               37,591,691
Burlington Resources                          100,690                7,429,915
Chesapeake Energy                             677,608               21,419,189
ConocoPhillips                                940,673               62,027,977
Exxon Mobil                                   939,868               56,298,093
Murphy Oil                                    141,197                7,716,416
Suncor Energy                                 121,036(c)             7,172,593
Total                                                              199,655,874

Pharmaceuticals (6.5%)
Abbott Laboratories                           228,591               10,316,312
Eli Lilly & Co                                120,523                6,631,175
Johnson & Johnson                             977,697               61,976,214
Merck & Co                                    110,633                3,123,170
Novartis ADR                                  120,896(c)             5,893,680
Pfizer                                        973,481               24,794,561
Schering-Plough                               843,913               18,068,177
Sepracor                                      233,077(b)            11,700,465
Total                                                              142,503,754

Semiconductors & Semiconductor Equipment (3.1%)
Intel                                       1,923,197               49,464,627
Texas Instruments                             558,896               18,264,721
Total                                                               67,729,348

Software (5.2%)
Amdocs                                        404,090(b,c)          11,860,042
Autodesk                                      301,755               13,035,816
Microsoft                                   2,863,729               78,466,174
Symantec                                      543,991(b)            11,412,931
Total                                                              114,774,963

Specialty Retail (2.7%)
Advance Auto Parts                            541,705(b)            33,006,086
Lowe's Companies                              397,879               25,587,598
Total                                                               58,593,684

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
201   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - New Dimensions Fund

Issuer                                         Shares                 Value(a)

Tobacco (0.6%)
Altria Group                                  200,703              $14,189,702

Total Common Stocks
(Cost: $2,007,517,562)                                          $2,165,930,878

Short-Term Securities (3.5%)(f)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agency (--%)
Federal Home Loan Bank
   09-02-05               3.39%            $1,000,000                 $999,812

Short-Term Securities (continued)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper (3.5%)
Barton Capital
   09-09-05               3.51%           $10,000,000(d)            $9,991,225
General Electric Capital
   09-01-05               3.56             28,100,000               28,097,221
Jupiter Securitization
   09-08-05               3.51             10,000,000(d)             9,992,200
Old Line Funding
   09-01-05               3.56             28,500,000(d)            28,497,182
Total                                                               76,577,828

Total Short-Term Securities
(Cost: $77,585,284)                                                $77,577,640

Total Investments in Securities
(Cost: $2,085,102,846)(g)                                       $2,243,508,518

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 2.7% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $48,480,607 or 2.2% of net assets.

(e) At Aug. 31, 2005, security was partially or fully on loan. See Note 6 to the financial statements.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 1.5% of net assets. See Note 6 to the financial statements. 2.0% of net assets is the Fund's cash equivalent position.

(g) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $2,092,065,153 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $216,794,917
       Unrealized depreciation                                     (65,351,552)
                                                                   -----------
       Net unrealized appreciation                                $151,443,365
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
202   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - S&P 500 Index Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (98.8%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (2.2%)
Boeing                                         26,796               $1,795,867
General Dynamics                                6,496                  744,377
Goodrich                                        3,908                  179,065
Honeywell Intl                                 27,667                1,059,092
L-3 Communications Holdings                     3,845                  314,829
Lockheed Martin                                13,104                  815,593
Northrop Grumman                               11,650                  653,449
Raytheon                                       14,663                  575,083
Rockwell Collins                                5,782                  278,288
United Technologies                            33,202                1,660,099
Total                                                                8,075,742

Air Freight & Logistics (0.9%)
FedEx                                           9,794                  797,623
Ryder System                                    2,087                   73,233
United Parcel Service Cl B                     36,133                2,561,469
Total                                                                3,432,325

Airlines (0.1%)
Southwest Airlines                             23,924                  318,668

Auto Components (0.2%)
Cooper Tire & Rubber                            2,079                   35,135
Dana                                            4,869                   65,537
Delphi                                         18,203                  101,027
Goodyear Tire & Rubber                          5,705(b)                95,844
Johnson Controls                                6,226                  373,435
Visteon                                         4,169                   41,190
Total                                                                  712,168

Automobiles (0.5%)
Ford Motor                                     59,687                  595,079
General Motors                                 18,342                  627,114
Harley-Davidson                                 9,236                  454,965
Total                                                                1,677,158

Beverages (2.3%)
Anheuser-Busch Companies                       25,177                1,115,593
Brown-Forman Cl B                               2,924                  165,586
Coca-Cola                                      73,404                3,229,775
Coca-Cola Enterprises                          11,440                  255,684
Constellation Brands Cl A                       7,130(b)               196,218
Molson Coors Brewing Cl B                       2,545                  163,160
Pepsi Bottling Group                            6,354                  187,316
PepsiCo                                        54,308                2,978,794
Total                                                                8,292,126

Biotechnology (1.5%)
Amgen                                          40,140(b)             3,207,186
Applera-Applied
  Biosystems Group                              6,402(e)               137,643
Biogen Idec                                    11,174(b)               470,984
Chiron                                          4,806(b)               175,131
Genzyme                                         8,182(b)               582,313
Gilead Sciences                                14,650(b)               629,950
MedImmune                                       8,040(b)               240,637
Total                                                                5,443,844

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Building Products (0.2%)
American Standard
  Companies                                     5,797                 $264,343
Masco                                          14,069                  431,637
Total                                                                  695,980

Capital Markets (2.8%)
Bank of New York                               25,244                  771,709
Bear Stearns Companies                          3,687                  370,544
Charles Schwab                                 36,956                  500,015
E*TRADE Financial                              11,950(b)               191,200
Federated Investors Cl B                        3,080                   95,665
Franklin Resources                              6,425                  516,827
Goldman Sachs Group                            14,335                1,593,765
Janus Capital Group                             7,363                  104,039
Lehman Brothers Holdings                        8,974                  948,193
Mellon Financial                               13,730                  445,539
Merrill Lynch & Co                             30,657                1,752,354
Morgan Stanley                                 35,537                1,807,766
Northern Trust                                  6,597                  328,794
State Street                                   10,732                  518,678
T Rowe Price Group                              4,010                  252,630
Total                                                               10,197,718

Chemicals (1.5%)
Air Products & Chemicals                        7,435                  411,899
Dow Chemical                                   31,173                1,346,673
Eastman Chemical                                2,607                  125,058
Ecolab                                          7,124                  235,092
EI du Pont de Nemours & Co                     32,302                1,278,190
Engelhard                                       3,917                  111,439
Hercules                                        3,665(b)                46,729
Intl Flavors & Fragrances                       2,866                  103,463
Monsanto                                        8,696                  555,153
PPG Inds                                        5,563                  350,358
Praxair                                        10,488                  506,570
Rohm & Haas                                     6,259                  271,703
Sigma-Aldrich                                   2,238                  139,651
Total                                                                5,481,978

Commercial Banks (5.5%)
AmSouth Bancorporation                         11,448                  301,311
Bank of America                               130,434                5,612,575
BB&T                                           17,725                  719,103
Comerica                                        5,477                  331,304
Compass Bancshares                              4,020                  188,176
Fifth Third Bancorp                            16,926                  700,906
First Horizon Natl                              4,026                  157,336
Huntington Bancshares                           7,532                  180,693
KeyCorp                                        13,225                  438,012
M&T Bank                                        3,170                  337,985
Marshall & Ilsley                               6,910                  302,451
Natl City                                      19,275                  706,043
North Fork Bancorporation                      15,486                  425,696
PNC Financial Services Group                    9,194                  516,979
Regions Financial                              15,043                  492,207
SunTrust Banks                                 11,019                  774,415

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Banks (cont.)
Synovus Financial                              10,087                 $290,203
US Bancorp                                     59,439                1,736,808
Wachovia                                       51,130                2,537,071
Wells Fargo & Co                               54,723                3,262,585
Zions Bancorporation                            2,908                  203,153
Total                                                               20,215,012

Commercial Services & Supplies (0.9%)
Allied Waste Inds                               8,782(b)                70,080
Apollo Group Cl A                               5,303(b)               417,134
Avery Dennison                                  3,294                  176,031
Cendant                                        34,106                  693,717
Cintas                                          4,853                  200,186
Equifax                                         4,210                  139,098
H&R Block                                      10,722                  288,958
Monster Worldwide                               3,923(b)               122,555
Pitney Bowes                                    7,456                  322,472
Robert Half Intl                                5,177                  174,361
RR Donnelley & Sons                             6,918                  258,456
Waste Management                               18,420                  505,261
Total                                                                3,368,309

Communications Equipment (2.7%)
ADC Telecommunications                          3,761(b)                78,755
Andrew                                          5,269(b)                60,752
Avaya                                          15,469(b)               157,784
CIENA                                          18,615(b)                41,884
Cisco Systems                                 207,276(b)             3,652,204
Comverse Technology                             6,498(b)               167,518
Corning                                        47,004(b)               938,200
JDS Uniphase                                   46,973(b)                74,687
Lucent Technologies                           143,688(b)               442,559
Motorola                                       79,539                1,740,313
QUALCOMM                                       52,982                2,103,915
Scientific-Atlanta                              4,940                  189,004
Tellabs                                        14,543(b)               129,287
Total                                                                9,776,862

Computers & Peripherals (3.6%)
Apple Computer                                 26,724(b)             1,254,157
Dell                                           78,521(b)             2,795,348
EMC                                            77,926(b)             1,002,128
Gateway                                         9,637(b)                29,296
Hewlett-Packard                                93,613                2,598,697
Intl Business Machines                         52,328(d)             4,218,684
Lexmark Intl Cl A                               3,851(b)               242,536
NCR                                             6,054(b)               207,168
Network Appliance                              11,879(b)               282,007
QLogic                                          2,944(b)               101,745
Sun Microsystems                              110,471(b)               419,790
Total                                                               13,151,556

Construction & Engineering (--%)
Fluor                                           2,809                  173,905

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
203   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

Issuer                                         Shares                 Value(a)

Construction Materials (0.1%)
Vulcan Materials                                3,317                 $238,326

Consumer Finance (1.3%)
American Express                               37,984                2,098,236
Capital One Financial                           9,350                  768,944
MBNA                                           41,118                1,036,174
Providian Financial                             9,544(b)               177,518
SLM                                            13,607                  676,948
Total                                                                4,757,820

Containers & Packaging (0.2%)
Ball                                            3,568                  133,836
Bemis                                           3,478                   90,950
Pactiv                                          4,838(b)                93,906
Sealed Air                                      2,710(b)               137,533
Temple-Inland                                   3,670                  141,257
Total                                                                  597,482

Distributors (0.1%)
Genuine Parts                                   5,656                  259,158

Diversified Financial Services (3.4%)
CIT Group                                       6,825                  309,036
Citigroup                                     168,721                7,384,918
JPMorgan Chase & Co                           114,125                3,867,696
Moody's                                         8,960                  440,026
Principal Financial Group                       9,528                  436,382
Total                                                               12,438,058

Diversified Telecommunication Services (3.1%)
ALLTEL                                         12,339                  764,895
AT&T                                           25,984                  511,365
BellSouth                                      59,387                1,561,284
CenturyTel                                      4,255                  152,755
Citizens Communications                        11,048                  150,695
Qwest Communications Intl                      54,232(b)               211,505
SBC Communications                            107,132                2,579,738
Sprint Nextel                                  95,375                2,473,074
Verizon Communications                         89,753                2,935,820
Total                                                               11,341,131

Electric Utilities (2.3%)
Allegheny Energy                                5,267(b)               158,853
Ameren                                          6,590                  361,989
American Electric Power                        12,455                  463,077
CenterPoint Energy                              9,426                  133,943
Cinergy                                         6,437                  283,485
Consolidated Edison                             7,884                  369,838
DTE Energy                                      5,645                  258,372
Edison Intl                                    10,571                  476,012
Entergy                                         6,872                  514,782
Exelon                                         21,704                1,169,628
FirstEnergy                                    10,696                  545,817
FPL Group                                      12,714                  547,846
PG&E                                           12,001                  450,278
Pinnacle West Capital                           3,187                  143,192
PPL                                            12,316                  393,619
Progress Energy                                 8,061                  351,379
Southern                                       24,144                  830,554

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Electric Utilities (cont.)
TECO Energy                                     6,715                 $116,908
TXU                                             7,775                  754,331
Xcel Energy                                    13,047                  251,024
Total                                                                8,574,927

Electrical Equipment (0.4%)
American Power Conversion                       5,877                  153,801
Cooper Inds Cl A                                3,015                  200,317
Emerson Electric                               13,512                  909,087
Rockwell Automation                             5,664                  294,755
Total                                                                1,557,960

Electronic Equipment & Instruments (0.3%)
Agilent Technologies                           14,023(b)               450,980
Jabil Circuit                                   5,975(b)               175,904
Molex                                           5,453                  145,922
Sanmina-SCI                                    17,048(b)                86,433
Solectron                                      31,530(b)               129,273
Symbol Technologies                             7,967                   73,137
Tektronix                                       2,873                   72,601
Total                                                                1,134,250

Energy Equipment & Services (1.6%)
Baker Hughes                                   10,991                  645,721
BJ Services                                     5,254                  331,422
Halliburton                                    16,407                1,016,742
Nabors Inds                                     4,825(b,c)             323,275
Natl Oilwell Varco                              5,585(b)               358,613
Noble                                           4,402                  313,863
Rowan Companies                                 3,510                  130,572
Schlumberger                                   19,106                1,647,511
Transocean                                     10,579(b)               624,584
Weatherford Intl                                4,485(b)               303,679
Total                                                                5,695,982

Food & Staples Retailing (2.7%)
Albertson's                                    11,942                  240,392
Costco Wholesale                               15,489                  672,842
CVS                                            26,272                  771,609
Kroger                                         23,634(b)               466,535
Safeway                                        14,533                  344,868
SUPERVALU                                       4,409                  153,433
SYSCO                                          20,527                  685,191
Wal-Mart Stores                               108,513                4,878,745
Walgreen                                       33,164                1,536,489
Total                                                                9,750,104

Food Products (1.2%)
Archer-Daniels-Midland                         20,235                  455,490
Campbell Soup                                  10,534(d)               309,700
ConAgra Foods                                  16,802                  383,590
General Mills                                  11,994                  553,162
Hershey                                         7,050                  416,585
HJ Heinz                                       11,357                  407,943
Kellogg                                        11,341                  514,088
McCormick & Co                                  4,390                  148,865
Sara Lee                                       25,535                  485,165
Tyson Foods Cl A                               11,470                  203,937
WM Wrigley Jr                                   6,349                  451,096
Total                                                                4,329,621

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Gas Utilities (0.1%)
KeySpan                                         5,612                 $214,210
Nicor                                           1,428                   59,133
NiSource                                        8,813                  212,746
Peoples Energy                                  1,238                   51,464
Total                                                                  537,553

Health Care Equipment & Supplies (2.3%)
Bausch & Lomb                                   1,738                  131,723
Baxter Intl                                    20,134                  812,004
Becton, Dickinson & Co                          8,190                  431,040
Biomet                                          8,173(d)               301,502
Boston Scientific                              24,322(b)               653,775
CR Bard                                         3,412                  219,494
Fisher Scientific Intl                          3,895(b)               251,150
Guidant                                        10,539                  744,475
Hospira                                         5,127(b)               204,260
Medtronic                                      39,229                2,236,052
Millipore                                       1,620(b)               103,599
PerkinElmer                                     4,206                   87,064
St. Jude Medical                               11,754(b)               539,509
Stryker                                        12,158                  663,219
Thermo Electron                                 5,229(b)               145,889
Waters                                          3,806(b)               173,059
Zimmer Holdings                                 8,008(b)               658,017
Total                                                                8,355,831

Health Care Providers & Services (2.7%)
Aetna                                           9,424                  750,810
AmerisourceBergen                               3,414                  254,923
Cardinal Health                                13,893                  828,162
Caremark Rx                                    14,715(b)               687,632
CIGNA                                           4,250                  490,110
Express Scripts                                 4,820(b)               278,885
HCA                                            13,597                  670,332
Health Management
  Associates Cl A                               7,992                  194,365
Humana                                          5,251(b)               252,888
IMS Health                                      7,345                  199,784
Laboratory Corp of
  America Holdings                              4,368(b)               215,430
Manor Care                                      2,574                  101,596
McKesson                                        9,574                  446,819
Medco Health Solutions                          9,775(b)               481,614
Quest Diagnostics                               5,910                  295,382
Tenet Healthcare                               15,199(b)               185,124
UnitedHealth Group                             41,068                2,115,002
WellPoint                                      19,872(b)             1,475,496
Total                                                                9,924,354

Hotels, Restaurants & Leisure (1.5%)
Carnival Unit                                  17,087                  843,073
Darden Restaurants                              4,723                  148,349
Harrah's Entertainment                          5,892                  409,848
Hilton Hotels                                  12,382                  286,891
Intl Game Technology                           11,146                  308,967
Marriott Intl Cl A                              6,434                  406,693
McDonald's                                     41,110                1,334,019
Starbucks                                      12,641(b,d)             619,915
Starwood Hotels & Resorts
  Worldwide Unit                                7,005                  408,392

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
204   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

Issuer                                         Shares                 Value(a)

Hotels, Restaurants & Leisure (cont.)
Wendy's Intl                                    3,732                 $175,926
Yum! Brands                                     9,396                  445,182
Total                                                                5,387,255

Household Durables (0.7%)
Black & Decker                                  2,592                  221,098
Centex                                          4,152                  281,298
DR Horton                                       8,810                  325,265
Fortune Brands                                  4,719                  410,458
KB HOME                                         2,706                  200,677
Leggett & Platt                                 6,147                  148,819
Maytag                                          2,587                   48,894
Newell Rubbermaid                               8,930                  209,230
Pulte Homes                                     3,850                  331,870
Snap-On                                         1,871                   66,421
Stanley Works                                   2,441                  111,676
Whirlpool                                       2,169                  164,952
Total                                                                2,520,658

Household Products (1.8%)
Clorox                                          4,999                  287,792
Colgate-Palmolive                              16,970                  890,925
Kimberly-Clark                                 15,514                  966,832
Procter & Gamble                               80,254(d)             4,452,493
Total                                                                6,598,042

Industrial Conglomerates (4.2%)
3M                                             24,956                1,775,619
General Electric                              343,991(d)            11,561,538
Textron                                         4,373                  311,795
Tyco Intl                                      65,498(c)             1,822,809
Total                                                               15,471,761

Insurance (4.3%)
ACE                                             9,324(c)               414,079
AFLAC                                          16,269                  703,146
Allstate                                       21,676                1,218,407
Ambac Financial Group                           3,510                  240,716
American Intl Group                            84,165                4,982,567
Aon                                            10,306                  308,356
Chubb                                           6,336                  550,979
Cincinnati Financial                            5,410                  221,702
Hartford Financial
  Services Group                                9,623                  702,960
Jefferson-Pilot                                 4,408                  219,210
Lincoln Natl                                    5,630                  279,192
Loews                                           5,178                  454,059
Marsh & McLennan
  Companies                                    17,283                  484,788
MBIA                                            4,391                  254,546
MetLife                                        23,783                1,164,890
Progressive                                     6,443                  621,170
Prudential Financial                           16,932                1,089,913
Safeco                                          4,138                  215,755
St. Paul Travelers Companies                   21,853                  939,898
Torchmark                                       3,375                  177,998
UnumProvident                                   9,661                  186,651
XL Capital Cl A                                 4,540(c)               315,530
Total                                                               15,746,512

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Internet & Catalog Retail (0.4%)
eBay                                           39,398(b)            $1,595,225

Internet Software & Services (0.4%)
Yahoo!                                         42,560(b)             1,418,950

IT Services (1.0%)
Affiliated Computer
  Services Cl A                                 4,100(b)               212,995
Automatic Data Processing                      18,922                  808,916
Computer Sciences                               5,974(b)               266,142
Convergys                                       4,617(b)                65,654
Electronic Data Systems                        16,830                  376,992
First Data                                     25,256                1,049,386
Fiserv                                          6,201(b)               278,239
Paychex                                        11,539                  393,826
Sabre Holdings Cl A                             4,256                   81,630
Unisys                                         10,993(b)                73,103
Total                                                                3,606,883

Leisure Equipment & Products (0.2%)
Brunswick                                       3,147                  138,468
Eastman Kodak                                   9,313                  226,958
Hasbro                                          5,435                  112,505
Mattel                                         13,349                  240,682
Total                                                                  718,613

Machinery (1.4%)
Caterpillar                                    22,160                1,229,658
Cummins                                         1,413                  122,182
Danaher                                         8,926                  478,077
Deere & Co                                      7,996                  522,778
Dover                                           6,605                  268,824
Eaton                                           4,892                  312,697
Illinois Tool Works                             8,850                  745,878
Ingersoll-Rand Cl A                             5,469(c)               435,442
ITT Inds                                        2,991                  326,378
Navistar Intl                                   2,139(b)                68,362
PACCAR                                          5,635                  394,901
Pall                                            4,037                  115,458
Parker Hannifin                                 3,900                  251,316
Total                                                                5,271,951

Media (3.6%)
Clear Channel
  Communications                               16,537                  550,682
Comcast Cl A                                   71,528(b)             2,199,486
Dow Jones & Co                                  2,299                   93,914
Gannett                                         8,059                  586,050
Interpublic Group of
  Companies                                    13,713(b)               166,339
Knight-Ridder                                   2,258                  144,693
McGraw-Hill Companies                          12,152                  585,969
Meredith                                        1,457                   71,539
New York Times Cl A                             4,720                  150,710
News Corp Cl A                                 93,550                1,516,446
Omnicom Group                                   5,945                  478,216
Time Warner                                   151,973                2,723,355
Tribune                                         9,671                  363,339
Univision
  Communications Cl A                           9,432(b)               253,721

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Media (cont.)
Viacom Cl B                                    52,296               $1,777,541
Walt Disney                                    66,209                1,667,805
Total                                                               13,329,805

Metals & Mining (0.7%)
Alcoa                                          28,283                  757,702
Allegheny Technologies                          2,916                   80,540
Freeport-McMoRan
  Copper & Gold Cl B                            5,832                  245,935
Newmont Mining                                 14,459                  572,287
Nucor                                           5,198                  293,583
Phelps Dodge                                    3,140                  337,644
United States Steel                             3,703                  155,230
Total                                                                2,442,921

Multi-Utilities & Unregulated Power (0.9%)
AES                                            21,183(b)               333,420
Calpine                                        18,435(b)                56,595
CMS Energy                                      7,096(b)               114,246
Constellation Energy Group                      5,756                  338,165
Dominion Resources                             11,041                  844,416
Duke Energy                                    30,059                  871,410
Dynegy Cl A                                    10,772(b)                46,966
Public Service
  Enterprise Group                              7,738                  499,488
Sempra Energy                                   8,311                  372,499
Total                                                                3,477,205

Multiline Retail (1.1%)
Big Lots                                        3,692(b)                43,603
Dillard's Cl A                                  2,320                   52,223
Dollar General                                  9,786                  186,521
Family Dollar Stores                            5,412                  107,591
Federated Dept Stores                           8,554                  590,049
JC Penney                                       8,538                  415,203
Kohl's                                         10,582(b)               555,026
Nordstrom                                       7,968                  267,565
Sears Holdings                                  3,320(b)               451,055
Target                                         28,655                1,540,206
Total                                                                4,209,042

Office Electronics (0.1%)
Xerox                                          31,080(b,d)             416,783

Oil & Gas (8.1%)
Amerada Hess                                    2,784                  353,846
Anadarko Petroleum                              7,647                  694,883
Apache                                         10,644                  762,323
Ashland                                         2,179                  132,461
Burlington Resources                           12,502                  922,523
Chevron                                        73,524                4,514,374
ConocoPhillips                                 45,158                2,977,719
Devon Energy                                   15,366                  933,792
El Paso                                        20,903                  242,475
EOG Resources                                   7,758                  495,193
Exxon Mobil                                   206,468               12,367,433
Kerr-McGee                                      3,781                  332,841
Kinder Morgan                                   3,521                  336,150
Marathon Oil                                   11,800                  758,858
Murphy Oil                                      5,325                  291,011

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
205   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

Issuer                                         Shares                 Value(a)

Oil & Gas (cont.)
Occidental Petroleum                           12,921               $1,072,831
Sunoco                                          4,466                  324,678
Valero Energy                                   8,330                  887,145
Williams Companies                             18,515                  415,477
XTO Energy                                     11,706                  465,899
Total                                                               29,281,912

Paper & Forest Products (0.4%)
Georgia-Pacific                                 8,436                  270,711
Intl Paper                                     15,906                  490,700
Louisiana-Pacific                               3,600                   91,044
MeadWestvaco                                    6,043                  175,066
Weyerhaeuser                                    7,939                  516,194
Total                                                                1,543,715

Personal Products (0.6%)
Alberto-Culver                                  2,770                  118,972
Avon Products                                  15,306                  502,343
Gillette                                       32,356                1,743,017
Total                                                                2,364,332

Pharmaceuticals (6.6%)
Abbott Laboratories                            50,294                2,269,768
Allergan                                        4,230                  389,372
Bristol-Myers Squibb                           63,381                1,550,933
Eli Lilly & Co                                 36,748                2,021,875
Forest Laboratories                            11,040(b)               490,176
Johnson & Johnson                              96,445                6,113,649
King Pharmaceuticals                            7,845(b)               115,322
Merck & Co                                     71,459                2,017,288
Mylan Laboratories                              8,740                  160,729
Pfizer                                        241,158(d)             6,142,294
Schering-Plough                                47,845                1,024,361
Watson Pharmaceuticals                          3,382(b)               116,611
Wyeth                                          43,413                1,987,881
Total                                                               24,400,259

Real Estate Investment Trust (0.7%)
Apartment Investment &
  Management Cl A                               3,090                  123,291
Archstone-Smith Trust                           6,450                  259,935
Equity Office Properties Trust                 13,219                  440,193
Equity Residential                              9,299                  351,223
Plum Creek Timber                               5,969                  219,361
ProLogis                                        6,055                  263,453
Public Storage                                  3,350                  226,192
Simon Property Group                            7,129                  542,302
Vornado Realty Trust                            3,780                  325,156
Total                                                                2,751,106

Road & Rail (0.5%)
Burlington Northern
  Santa Fe                                     12,209                  647,321
CSX                                             7,026                  308,652
Norfolk Southern                               13,116                  467,061
Union Pacific                                   8,532                  582,480
Total                                                                2,005,514

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices                         12,810(b)              $266,064
Altera                                         12,049(b)               263,512
Analog Devices                                 12,003                  437,509
Applied Materials                              53,316                  976,216
Applied Micro Circuits                          9,938(b)                27,330
Broadcom Cl A                                   9,494(b)               412,989
Freescale
  Semiconductor Cl B                           13,032(b)               313,811
Intel                                         200,217                5,149,580
KLA-Tencor                                      6,383                  324,001
Linear Technology                               9,928                  376,569
LSI Logic                                      12,579(b)               121,262
Maxim Integrated Products                      10,635                  453,583
Micron Technology                              19,939(b)               237,473
Natl Semiconductor                             11,318                  282,158
Novellus Systems                                4,480(b)               120,109
NVIDIA                                          5,481(b)               168,157
PMC-Sierra                                      5,854(b)                49,642
Teradyne                                        6,354(b)               106,747
Texas Instruments                              53,913                1,761,877
Xilinx                                         11,381                  319,692
Total                                                               12,168,281

Software (3.9%)
Adobe Systems                                  15,856                  428,746
Autodesk                                        7,412                  320,198
BMC Software                                    7,181(b)               143,620
Citrix Systems                                  5,485(b)               130,543
Computer Associates Intl                       17,262                  465,384
Compuware                                      12,544(b)               113,649
Electronic Arts                                 9,944(b)               569,592
Intuit                                          6,016(b)               275,773
Mercury Interactive                             2,807(b)               102,933
Microsoft                                     325,894(d)             8,929,496
Novell                                         12,354(b)                81,289
Oracle                                        143,290(b)             1,858,471
Parametric Technology                           8,813(b)                53,407
Siebel Systems                                 16,754                  138,221
Symantec                                       38,659(b)               811,066
Total                                                               14,422,388

Specialty Retail (2.3%)
AutoNation                                      7,240(b)               150,664
AutoZone                                        2,126(b)               200,907
Bed Bath & Beyond                               9,585(b)               388,672
Best Buy                                       14,523                  692,166
Circuit City Stores                             6,204                  104,786
Gap                                            24,580                  467,266
Home Depot                                     69,617                2,806,957
Limited Brands                                 12,333                  271,079
Lowe's Companies                               25,055                1,611,287
Office Depot                                   10,239(b)               307,170
OfficeMax                                       2,291                   67,699
RadioShack                                      4,398                  110,214
Sherwin-Williams                                4,057                  188,083
Staples                                        23,892                  524,668
Tiffany & Co                                    4,665                  174,564
TJX Companies                                  15,258                  319,045
Total                                                                8,385,227

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Textiles, Apparel & Luxury Goods (0.4%)
Coach                                          12,230(b)              $405,914
Jones Apparel Group                             3,912                  110,240
Liz Claiborne                                   3,522                  144,508
Nike Cl B                                       7,411                  584,801
Reebok Intl                                     1,823                  102,635
VF                                              3,238                  192,046
Total                                                                1,540,144

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial                          19,056                  643,902
Fannie Mae                                     31,393                1,602,299
Freddie Mac                                    22,394                1,352,150
Golden West Financial                           9,166                  559,034
MGIC Investment                                 3,063                  191,223
Sovereign Bancorp                              11,826                  275,782
Washington Mutual                              28,453                1,183,076
Total                                                                5,807,466

Tobacco (1.4%)
Altria Group                                   67,171                4,748,990
Reynolds American                               3,775                  316,874
UST                                             5,365                  228,334
Total                                                                5,294,198

Trading Companies & Distributors (--%)
WW Grainger                                     2,706                  174,050

Total Common Stocks
(Cost: $329,259,856)                                              $362,856,106

Short-Term Securities (1.4%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agencies
Federal Home Loan Bank Disc Nt
   09-23-05               3.48%            $2,600,000               $2,594,236
Federal Natl Mtge Assn Disc Nt
  09-14-05                3.42              2,500,000                2,496,675

Total Short-Term Securities
(Cost: $5,091,398)                                                  $5,090,911

Total Investments in Securities
(Cost: $334,351,254)(f)                                           $367,947,017

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
206   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 0.9% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

       Type of security                                              Contracts
       Purchase contracts
       E-Mini S&P 500 Index, Sept. 2005                                     83

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $336,562,678 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $ 53,098,972
       Unrealized depreciation                                     (21,714,633)
                                                                   -----------
       Net unrealized appreciation                                $ 31,384,339
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
207   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Select Value Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (79.1%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (3.2%)
Curtiss-Wright                                  1,000                  $64,560
GenCorp                                         5,000(b)                94,250
Honeywell Intl                                  8,000                  306,240
Kaman Cl A                                      3,000                   71,970
Sequa Cl A                                      3,000(b)               205,500
Total                                                                  742,520

Auto Components (0.7%)
Dana                                            6,000                   80,760
Modine Mfg                                      2,500                   87,900
Proliance Intl                                    589(b)                 3,340
Total                                                                  172,000

Automobiles (0.2%)
Coachmen Inds                                   4,000                   53,880

Beverages (2.9%)
Brown-Forman Cl A                               3,000                  177,720
Coca-Cola                                       6,000                  264,000
Diageo ADR                                      2,500(c)               144,275
PepsiAmericas                                   1,000                   25,220
Pernod-Ricard ADR                               1,517(c)                65,791
Total                                                                  677,006

Building Products (0.9%)
Griffon                                         7,000(b)               179,480
Water Pik Technologies                          1,500(b)                29,550
Total                                                                  209,030

Chemicals (2.2%)
Ferro                                          17,000                  322,660
Hercules                                        5,000(b)                63,750
Sensient Technologies                           7,000                  131,390
Total                                                                  517,800

Commercial Services & Supplies (1.4%)
Nashua                                         10,000(b)                68,500
Republic Services                               2,000                   72,460
Waste Management                                7,000                  192,010
Total                                                                  332,970

Computers & Peripherals (1.8%)
Storage Technology                             10,000(b)               369,500
UNOVA                                           2,000(b)                58,020
Total                                                                  427,520

Containers & Packaging (0.3%)
Greif Cl A                                      1,000                   58,850

Distributors (0.6%)
Genuine Parts                                   3,000                  137,460

Diversified Telecommunication Services (1.5%)
CenturyTel                                      1,000                   35,900
Cincinnati Bell                                10,000(b)                43,300
Citizens Communications                         5,000                   68,200

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Diversified Telecommunication Services (cont.)
Qwest Communications Intl                       7,500(b)               $29,250
Sprint                                          7,000                  181,510
Total                                                                  358,160

Electric Utilities (2.3%)
Allegheny Energy                                2,500(b)                75,400
DPL                                             8,000                  215,920
Duquesne Light Holdings                         1,500                   27,225
El Paso Electric                                1,000(b)                20,960
FPL Group                                       2,000                   86,180
Northeast Utilities                             1,000                   19,920
NSTAR                                           2,000                   59,120
Unisource Energy                                1,000                   33,280
Total                                                                  538,005

Electrical Equipment (3.4%)
Cooper Inds Cl A                                5,000                  332,200
GrafTech Intl                                   5,000(b)                29,700
Thomas & Betts                                 12,000(b)               426,480
Total                                                                  788,380

Electronic Equipment & Instruments (0.1%)
Paxar                                           1,000(b)                18,810

Energy Equipment & Services (0.2%)
RPC                                             2,000                   46,400

Food & Staples Retailing (1.0%)
Albertson's                                     7,000                  140,910
Safeway                                         4,000                   94,920
Total                                                                  235,830

Food Products (5.4%)
Archer-Daniels-Midland                          5,000                  112,550
Cadbury Schweppes ADR                           3,000(c)               119,640
Campbell Soup                                   1,000                   29,400
Corn Products Intl                              2,000                   45,040
Del Monte Foods                                 2,000(b)                21,620
Dreyer's Grand
  Ice Cream Holdings                            3,500                  286,195
General Mills                                   9,000                  415,080
Hershey                                           500                   29,545
HJ Heinz                                        2,000                   71,840
WM Wrigley Jr                                   2,000                  142,100
Total                                                                1,273,010

Health Care Equipment & Supplies (0.7%)
Conmed                                          2,000(b)                58,520
INAMED                                            400(b)                29,000
Sybron Dental Specialties                       2,000(b)                77,540
Total                                                                  165,060

Health Care Providers & Services (3.7%)
Beverly Enterprises                            10,000(b)               125,500
Chemed                                          1,600                   64,736
Henry Schein                                    2,000(b)                83,380

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Providers & Services (cont.)
IMS Health                                      5,000                 $136,000
Patterson Companies                             2,000(b)                80,120
Priority Healthcare Cl B                       10,000(b)               278,900
Renal Care Group                                2,000(b)                94,180
Total                                                                  862,816

Hotels, Restaurants & Leisure (3.4%)
Aztar                                          10,000(b)               334,000
Churchill Downs                                 4,000                  157,160
Gaylord Entertainment                           1,000(b)                42,600
Hilton Hotels                                   2,000                   46,340
Kerzner Intl                                      500(b,c)              28,525
MGM Mirage                                      3,500(b)               147,910
Pinnacle Entertainment                          2,000(b)                39,880
Total                                                                  796,415

Household Durables (3.7%)
Cavalier Homes                                 12,000(b)                71,040
Cavco Inds                                      4,000(b)               134,120
Champion Enterprises                           17,000(b)               226,610
Fleetwood Enterprises                          10,000(b)               101,100
Palm Harbor Homes                               5,000(b)                92,350
Skyline                                         6,000                  236,220
Southern Energy Homes                           2,000(b)                12,400
Total                                                                  873,840

Household Products (0.3%)
Church & Dwight                                   750                   28,620
Energizer Holdings                                600(b)                38,940
Total                                                                   67,560

Industrial Conglomerates (1.0%)
Tredegar                                        5,000                   62,100
Tyco Intl                                       6,000(c)               166,980
Total                                                                  229,080

Internet & Catalog Retail (0.8%)
Expedia                                         3,800(b)                84,588
IAC/InterActiveCorp                             3,800(b)                93,290
Total                                                                  177,878

Internet Software & Services (0.9%)
Yahoo!                                          6,400(b)               213,376

Machinery (5.0%)
CIRCOR Intl                                     2,000                   52,520
Clarcor                                         4,000                  113,200
CNH Global                                      6,000(c)               130,020
Crane                                           5,000                  148,050
Deere & Co                                      2,000                  130,760
ITT Inds                                        4,500                  491,040
Watts Water Technologies Cl A                   3,000                  101,580
Total                                                                1,167,170

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
208   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Select Value Fund

Issuer                                         Shares                 Value(a)

Media (18.1%)
Cablevision Systems Cl A                       18,000(b)              $561,600
Comcast Cl A                                    2,000(b)                61,500
DIRECTV Group                                   3,500(b)                55,685
Discovery Holding Cl A                          1,500(b)                22,710
Dow Jones & Co                                  1,000                   40,850
EchoStar Communications Cl A                    9,000                  269,370
EW Scripps Cl A                                 6,000                  300,000
Fisher Communications                           3,500(b)               168,945
Gemstar-TV Guide Intl                          32,000(b)                91,840
Gray Television                                 2,000                   24,600
Grupo Televisa ADR                              1,000(c)                62,800
Knight-Ridder                                   1,200                   76,896
Liberty Global Cl A                             4,000(b)               203,000
Liberty Media Cl A                             15,000(b)               124,650
LIN TV Cl A                                     5,000(b)                75,550
Media General Cl A                              1,800                  118,422
New York Times Cl A                               500                   15,965
News Corp Cl A                                 16,120                  261,305
Paxson Communications                           2,000(b)                 1,220
Reader's Digest Assn                            2,000                   32,520
Sinclair Broadcast Group Cl A                  16,000                  150,240
Time Warner                                    18,000                  322,560
Tribune                                         8,000                  300,560
Viacom Cl A                                    10,000                  340,800
Vivendi Universal ADR                          10,000(c)               315,500
Walt Disney                                    10,000                  251,900
Young Broadcasting Cl A                         7,000(b)                30,590
Total                                                                4,281,578

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Multi-Utilities & Unregulated Power (0.3%)
Aquila                                         12,000(b)               $48,240
Energy East                                     1,000                   26,220
Total                                                                   74,460

Multiline Retail (1.3%)
Neiman Marcus Group Cl A                        3,000                  296,700

Oil & Gas (2.9%)
Chevron                                         5,858                  359,695
ConocoPhillips                                  1,000                   65,940
El Paso                                         3,000                   34,800
Exxon Mobil                                     1,000                   59,900
Royal Dutch Shell Cl A ADR                      2,500(c)               162,400
Total                                                                  682,735

Pharmaceuticals (2.7%)
Bristol-Myers Squibb                            2,000                   48,940
Eli Lilly & Co                                  5,000                  275,100
Pfizer                                         12,000                  305,640
Total                                                                  629,680

Semiconductors & Semiconductor Equipment (0.7%)
Texas Instruments                               5,000                  163,400

Specialty Retail (1.1%)
AutoNation                                      2,000(b)                41,620
CSK Auto                                       10,000(b)               167,500
Rent-A-Center                                   2,000(b)                40,400
Total                                                                  249,520

Thrifts & Mortgage Finance (1.6%)
Commercial Federal                             10,800                  366,228

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Trading Companies & Distributors (0.3%)
GATX                                            2,000                  $81,060

Wireless Telecommunication Services (2.5%)
Telephone & Data Systems                        1,500                   61,275
Telephone & Data Systems
  Special Shares                                1,500                   57,750
US Cellular                                     8,700(b)               477,456
Total                                                                  596,481

Total Common Stocks
(Cost: $17,074,240)                                                $18,562,668

Short-Term Securities (21.3%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agencies (18.7%)
Federal Home Loan Mtge Corp Disc Nt
   09-20-05               3.45%            $2,500,000               $2,495,222
Federal Natl Mtge Assn Disc Nt
   09-14-05               3.42              1,900,000                1,897,473
Total                                                                4,392,695

Commercial Paper (2.6%)
General Electric Capital
   09-01-05               3.56                600,000                  599,941

Total Short-Term Securities
(Cost: $4,993,115)                                                  $4,992,636

Total Investments in Securities
(Cost: $22,067,355)(d)                                             $23,555,304

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 5.1% of net assets.

(d) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $22,067,355 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                      $2,040,036
       Unrealized depreciation                                        (552,087)
                                                                      --------
       Net unrealized appreciation                                  $1,487,949
                                                                    ----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
209   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Short Duration U.S. Government Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Bonds (98.8%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

U.S. Government Obligations & Agencies (47.5%)
Federal Farm Credit Bank
   07-17-06               2.13%            $3,200,000               $3,148,288
   10-02-06               2.38              3,000,000                2,949,354
   04-05-07               2.15              6,600,000                6,410,513
   06-19-07               6.75              2,565,000                2,684,319
   10-10-08               4.25              4,040,000                4,063,105
Federal Home Loan Bank
   03-13-06               2.50              3,750,000                3,722,843
   05-15-06               3.00              5,000,000                4,968,310
   05-15-06               5.38              3,500,000                3,534,038
   05-22-06               2.88             31,040,000               30,809,993
   09-15-06               3.50              6,035,000                6,004,312
   04-18-08               4.13              8,290,000                8,307,607
Federal Home Loan Mtge Corp
   01-30-07               3.00              2,500,000                2,460,578
   12-20-07               3.53                450,000                  444,990
   10-15-08               5.13              4,010,000                4,131,796
Federal Natl Mtge Assn
   02-15-06               5.50              3,650,000                3,677,583
   04-13-06               2.15              4,650,000                4,598,915
   03-02-07               3.00              3,855,000                3,799,288
   05-15-07               3.88              5,000,000                4,989,100
   11-17-08               3.88                150,000                  148,601
U.S. Treasury
   01-31-06               1.88             23,795,000               23,618,393
   11-30-06               2.88             11,155,000               11,028,636
   01-31-07               3.13              5,585,000                5,531,334
   02-15-07               2.25             18,585,000               18,175,554
   02-28-07               3.38             10,900,000               10,828,474
   05-15-07               3.13              2,350,000                2,322,921
   08-15-07               2.75              6,325,000(j)             6,196,773
   08-15-07               3.25             17,035,000(j)            16,849,353
   02-15-08               3.38             12,225,000               12,091,283
   10-15-08               3.13              4,960,000                4,856,148
   04-15-09               3.13              5,000,000                4,878,320
   08-15-14               4.25              3,700,000                3,762,293
   05-15-15               4.13              4,055,000                4,081,134
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63              5,006,419(m)             5,000,454
Total                                                              230,074,603

Asset-Backed (4.8%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              2,750,000(n)             2,719,492
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09               4.05              2,500,000                2,503,800
Chase Funding Mtge Loan
  Series 2004-2 Cl 2A1
   01-25-25               3.77                404,948(i)               404,948
Federal Natl Mtge Assn
   11-25-33               2.91                530,356                  528,533

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (cont.)
Franklin Auto Trust
  Series 2004-2 Cl A4 (MBIA)
   08-15-12               3.93%            $5,000,000(n)            $4,950,699
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              1,500,000                1,484,580
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              2,500,000                2,463,085
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54              1,750,000                1,731,923
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                550,142(n)               548,943
Small Business Administration Participation Ctfs
  Series 2001-10B Cl 1
   09-10-11               5.89                465,615                  488,491
  Series 2001-20H Cl 1
   08-01-21               6.34                352,366                  378,309
Student Loan Mtge Assn
  Series 2003-4 Cl 45A
   03-15-33               2.16              5,200,000(d)             5,157,568
Total                                                               23,360,371

Commercial Mortgage-Backed (2.2%)(f)
Citigroup Commercial Mtge Trust
  Series 2005-C3 Cl A1
   05-15-43               4.39              4,903,628                4,907,532
Federal Natl Mtge Assn #360800
   01-01-09               5.74                909,521                  944,516
Federal Natl Mtge Assn #381990
   10-01-09               7.11                472,594                  517,458
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,500,000                1,488,270
Morgan Stanley Capital I
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,769,212                2,744,591
Total                                                               10,602,367

Mortgage-Backed (43.4%)(f,k)
Bear Stearns Alternative Trust
  Series 2005-5 Cl 1A1
   07-25-35               3.86              2,234,936(i)             2,237,618
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              1,167,821                1,224,070
Countrywide Home Loans
  Series 2005-R2 Cl 2A1
   06-25-35               7.00              2,852,108(d)             3,024,126

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp
   01-15-18               5.00%            $1,603,064               $1,620,913
  Collateralized Mtge Obligation
   06-15-16               7.00              1,711,887                1,801,911
   08-15-22               3.50                397,164                  396,262
   12-15-28               5.50              1,180,000                1,211,759
  Interest Only
   02-15-14               7.40              1,274,922(e)                79,122
   07-15-17               0.92              1,599,380(e)               164,739
   08-01-20               8.00              2,079,438(e)               358,682
   10-15-22              14.56                827,901(e)                47,334
   03-15-25               0.00              2,228,607(e)               145,561
  Interest Only/Inverse Floater
   11-15-19               0.00              2,510,606(e,l)             214,733
  Principal Only
   08-01-20               4.60              2,079,438(g)             1,708,425
Federal Home Loan Mtge Corp #782436
   10-01-34               4.99              1,523,720(h)             1,538,516
Federal Home Loan Mtge Corp #A18107
   01-01-34               5.50              2,466,518                2,494,570
Federal Home Loan Mtge Corp #B10776
   11-01-13               5.00                143,608                  145,296
Federal Home Loan Mtge Corp #B16408
   09-01-19               5.50              1,862,513                1,903,754
Federal Home Loan Mtge Corp #C73304
   11-01-32               7.00                385,839                  403,721
Federal Home Loan Mtge Corp #D95319
   03-01-22               6.00                189,803                  195,579
Federal Home Loan Mtge Corp #E00489
   06-01-12               7.00                 12,553                   13,128
Federal Home Loan Mtge Corp #E00678
   06-01-14               6.50                112,681                  116,718
Federal Home Loan Mtge Corp #E81240
   06-01-15               7.50              1,643,568                1,758,020
Federal Home Loan Mtge Corp #E92454
   11-01-17               5.00              1,047,890                1,056,938
Federal Home Loan Mtge Corp #E93465
   11-01-17               5.50              1,245,419                1,273,082
Federal Home Loan Mtge Corp #E95188
   03-01-18               6.00                695,274                  719,791
Federal Home Loan Mtge Corp #E96579
   06-01-13               4.50                876,051                  868,190
Federal Home Loan Mtge Corp #G01790
   09-01-34               6.50              4,097,518                4,233,566
Federal Home Loan Mtge Corp #G10669
   03-01-12               7.50                720,887                  766,437
Federal Home Loan Mtge Corp #G11243
   04-01-17               6.50              1,840,089                1,911,231

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
210   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn
   10-01-35               6.00%           $11,400,000(b)           $11,649,376
  Collateralized Mtge Obligation
   07-25-23               5.50              3,275,618                3,310,536
   12-25-26               8.00                579,390                  615,575
   06-25-33               5.72                178,038(h)               179,781
   04-25-34               5.50              2,397,201                2,440,212
   05-25-34               3.50                 34,543                   34,398
  Interest Only
   12-25-12              13.29              1,065,315(e)                44,334
   11-25-13              10.08              1,700,000(e)               128,890
   12-25-22               8.27                599,979(e)                77,423
   03-25-23               7.94                907,866(e)               138,159
   12-25-31               1.19                777,049(e)               127,171
Federal Natl Mtge Assn #252211
   01-01-29               6.00                148,850                  152,817
Federal Natl Mtge Assn #252409
   03-01-29               6.50              1,947,741                2,035,111
Federal Natl Mtge Assn #254369
   06-01-12               6.00              1,613,019                1,673,583
Federal Natl Mtge Assn #254384
   06-01-17               7.00                511,323                  535,566
Federal Natl Mtge Assn #254723
   05-01-23               5.50              4,648,314                4,730,643
Federal Natl Mtge Assn #254748
   04-01-13               5.50              1,435,441                1,467,289
Federal Natl Mtge Assn #254757
   05-01-13               5.00              1,400,926                1,414,736
Federal Natl Mtge Assn #254774
   05-01-13               5.50              1,159,658                1,187,049
Federal Natl Mtge Assn #254864
   08-01-13               4.50              1,769,832                1,765,134
Federal Natl Mtge Assn #255488
   10-01-14               5.50              1,791,964                1,835,097
Federal Natl Mtge Assn #255501
   09-01-14               6.00              1,689,585                1,753,576
Federal Natl Mtge Assn #313470
   08-01-10               7.50                548,076                  573,402
Federal Natl Mtge Assn #323133
   04-01-13               5.50                 61,501                   62,853
Federal Natl Mtge Assn #323788
   06-01-14               6.50                 88,917                   92,235
Federal Natl Mtge Assn #323980
   04-01-14               6.00                317,670                  328,057
Federal Natl Mtge Assn #357485
   02-01-34               5.50              5,691,587                5,755,391
Federal Natl Mtge Assn #507182
   07-01-14               6.00                129,537                  133,794
Federal Natl Mtge Assn #512232
   05-01-29               7.00                 48,248                   50,784
Federal Natl Mtge Assn #533431
   01-01-15               6.50                 61,139                   63,416
Federal Natl Mtge Assn #535168
   12-01-14               5.50                211,304                  215,994
Federal Natl Mtge Assn #545818
   07-01-17               6.00              1,795,190                1,860,401
Federal Natl Mtge Assn #545864
   08-01-17               5.50              2,315,525                2,371,146

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #545910
   08-01-17               6.00%            $2,096,081               $2,170,380
Federal Natl Mtge Assn #555063
   11-01-17               5.50              2,785,877                2,853,072
Federal Natl Mtge Assn #555343
   08-01-17               6.00                829,706                  857,009
Federal Natl Mtge Assn #555367
   03-01-33               6.00              3,897,707                3,993,399
Federal Natl Mtge Assn #555375
   04-01-33               6.00                190,437                  196,361
Federal Natl Mtge Assn #555387
   04-01-33               4.63              2,730,432(h)             2,772,699
Federal Natl Mtge Assn #555740
   08-01-18               4.50                230,032                  228,370
Federal Natl Mtge Assn #602630
   10-01-31               7.00                257,123                  269,776
Federal Natl Mtge Assn #626720
   01-01-17               6.00                615,656                  635,866
Federal Natl Mtge Assn #630992
   09-01-31               7.00              1,109,883                1,177,138
Federal Natl Mtge Assn #630993
   09-01-31               7.50                959,091                1,018,963
Federal Natl Mtge Assn #633672
   06-01-17               6.00                443,775                  459,482
Federal Natl Mtge Assn #636720
   05-01-17               5.50                159,644                  163,196
Federal Natl Mtge Assn #638210
   05-01-32               6.50                184,434                  192,509
Federal Natl Mtge Assn #648040
   06-01-32               6.50                903,872                  936,089
Federal Natl Mtge Assn #648349
   06-01-17               6.00              1,566,452                1,623,323
Federal Natl Mtge Assn #648679
   07-01-32               6.00              3,407,157                3,490,805
Federal Natl Mtge Assn #650501
   06-01-17               6.50              3,220,823                3,338,878
Federal Natl Mtge Assn #654413
   09-01-32               7.00                195,621                  205,179
Federal Natl Mtge Assn #656562
   02-01-33               7.00                398,149                  419,802
Federal Natl Mtge Assn #665752
   09-01-32               6.50                744,232                  770,759
Federal Natl Mtge Assn #668412
   02-01-18               5.50                796,036                  814,737
Federal Natl Mtge Assn #670387
   08-01-32               7.00                 25,415                   26,665
Federal Natl Mtge Assn #671054
   01-01-33               7.00                 34,017                   35,679
Federal Natl Mtge Assn #671174
   02-01-33               4.63                761,062(h)               758,478
Federal Natl Mtge Assn #675692
   02-01-18               6.00                555,515                  573,795
Federal Natl Mtge Assn #678940
   02-01-18               5.50              1,183,062                1,211,032
Federal Natl Mtge Assn #679183
   02-01-18               5.50              1,226,809                1,256,378
Federal Natl Mtge Assn #684588
   03-01-33               6.50                342,839                  356,601

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #688181
   03-01-33               6.00%            $2,031,023               $2,080,886
Federal Natl Mtge Assn #695838
   04-01-18               5.50                336,351                  344,461
Federal Natl Mtge Assn #696154
   04-01-33               4.57              2,030,173(h)             2,019,170
Federal Natl Mtge Assn #696711
   05-01-18               5.50              1,308,138                1,342,791
Federal Natl Mtge Assn #696714
   05-01-18               5.50                755,326                  775,330
Federal Natl Mtge Assn #701937
   04-01-33               6.00                201,447                  206,389
Federal Natl Mtge Assn #704610
   06-01-33               5.50              4,465,939                4,516,002
Federal Natl Mtge Assn #705655
   05-01-33               5.00              1,881,766                1,874,295
Federal Natl Mtge Assn #720378
   06-01-18               4.50              1,845,791                1,833,056
Federal Natl Mtge Assn #722325
   07-01-33               4.97                795,009(h)               793,389
Federal Natl Mtge Assn #723448
   07-01-13               5.00              1,077,178                1,094,238
Federal Natl Mtge Assn #725232
   03-01-34               5.00              4,361,895                4,344,578
Federal Natl Mtge Assn #725431
   08-01-15               5.50              3,143,139                3,212,284
Federal Natl Mtge Assn #725558
   06-01-34               4.58              1,978,891(h)             1,969,584
Federal Natl Mtge Assn #725737
   08-01-34               4.53              1,054,651(h)             1,055,305
Federal Natl Mtge Assn #740843
   11-01-18               5.00                163,971                  165,250
Federal Natl Mtge Assn #744010
   07-01-13               5.00              2,155,234                2,185,618
Federal Natl Mtge Assn #747536
   11-01-33               5.00              2,471,057                2,461,247
Federal Natl Mtge Assn #754297
   12-01-33               4.74                112,276(h)               112,040
Federal Natl Mtge Assn #755891
   03-01-13               5.00                551,285                  559,485
Federal Natl Mtge Assn #790382
   09-01-34               4.85              1,538,710(h)             1,548,257
Federal Natl Mtge Assn #790759
   09-01-34               4.84              2,354,861(h)             2,363,626
Federal Natl Mtge Assn #791447
   10-01-34               6.00                961,578                  984,418
Federal Natl Mtge Assn #797044
   07-01-34               5.50              3,759,564                3,799,552
Federal Natl Mtge Assn #797168
   02-01-35               4.65              2,135,348(h)             2,145,626
Federal Natl Mtge Assn #799769
   11-01-34               5.07              1,540,708(h)             1,556,115
Federal Natl Mtge Assn #801344
   10-01-34               5.07              1,628,183(h)             1,651,238
Federal Natl Mtge Assn #815264
   05-01-35               5.25              2,321,178(h)             2,348,501
Federal Natl Mtge Assn #815463
   02-01-35               5.50              1,204,787                1,217,601

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
211   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.42%              $966,517(i)              $985,876
  Series 2005-AA3 Cl 3A1
   05-25-35               5.42              2,211,357(i)             2,235,350
GMAC Mtge Corporation Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34               4.42              1,649,997(h)             1,643,871
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
   10-16-13               4.54                162,925                  163,355
   10-16-27               5.00                125,000                  127,106
   04-16-31               6.00              2,182,618                2,196,622
   03-20-34               4.50              1,663,089                1,665,994
Govt Natl Mtge Assn #485336
   03-15-31               8.00                 56,671                   60,840
Govt Natl Mtge Assn #498182
   05-15-16               6.00              1,118,283                1,160,204
Govt Natl Mtge Assn #605970
   03-15-33               6.00                457,778                  472,448
Govt Natl Mtge Assn #615738
   03-15-18               7.00              1,272,818                1,338,812
Govt Natl Mtge Assn #615740
   08-15-13               6.00              2,793,846                2,898,544
Govt Natl Mtge Assn #780758
   04-15-13               7.00                276,590                  290,647
Govt Natl Mtge Assn #781507
   09-15-14               6.00              1,346,553                1,396,965
GSR Mtge Loan Trust
  Series 2005-AR2 Cl 2A1
   04-25-35               4.89              1,899,934(h)             1,897,749
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34               2.98              2,004,661(h)             1,964,180

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Morgan Stanley Mtge Loan Trust
  Series 2004-10AR Cl 2A1
   11-25-34               5.14%              $815,937(h)              $827,899
  Series 2004-2AR Cl 3A
   02-25-34               5.03              1,555,762(h)             1,555,653
Structured Adj Rate Mtge Loan Trust
  Series 2005-15 Cl 4A1
   07-25-35               5.54              3,545,209(h)             3,539,670
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34               5.55              1,285,401(h)             1,292,472
Vendee Mtge Trust
  Series 2003-1 Cl D
   12-15-25               5.75              5,000,000                5,041,901
  Series 2003-2 Cl C
   07-15-20               5.00              2,400,000                2,404,812
  Series 2003-2 Cl D
   11-15-23               5.00                100,000                  100,946
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32               4.38                840,033(h)               833,932
  Series 2005-AR3 Cl A2
   03-25-35               4.65              2,351,799(h)             2,389,381
Wells Fargo Mtge Backed Securities Trust
  Series 2005
   10-25-35               5.00              2,300,000(b)             2,311,859
  Series 2005-5 Cl 2A1
   05-25-35               5.50              1,941,619                1,968,874
  Series 2005-AR2
   03-25-35               4.56              1,155,578(h)             1,147,131
Total                                                              209,717,566

Supranational (1.0%)
Intl Bank for Reconstruction & Development
  11-04-05                5.00              5,000,000(c)             5,008,135

Total Bonds
(Cost: $481,140,692)                                              $478,763,042

Short-Term Securities (3.6%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agency (1.2%)
Federal Natl Mtge Assn Disc Nt
  09-14-05                3.42%            $5,700,000               $5,692,419

Commercial Paper (2.4%)
General Electric Capital
  09-01-05                3.56             11,900,000               11,898,823

Total Short-Term Securities
(Cost: $17,592,962)                                                $17,591,242

Total Investments in Securities
(Cost: $498,733,654)(o)                                           $496,354,284

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,921,642.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2005, the value of foreign securities represented 1.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $8,181,694 or 1.7% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------
212   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund

(g) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2005.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

       Type of security                                        Notional amount

       Purchase contracts
       U.S. Treasury Note, Dec. 2005, 2-year                       $18,800,000

       Sale contracts
       U.S. Treasury Note, Sept. 2005, 5-year                        2,300,000
       U.S. Treasury Note, Dec. 2005, 5-year                         7,500,000

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2005:

       Security              Principal  Settlement      Proceeds        Value
                                amount     date       receivable
       Federal Natl Mtge Assn
         09-01-35 5.00%    $ 1,300,000   09-14-05     $1,271,969  $ 1,291,062
         09-01-35 5.50      10,000,000   09-14-05      9,982,500   10,100,000
         09-01-35 6.50       2,900,000   09-14-05      2,993,004    2,996,063

(l) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2005.

(m) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

       AMBAC     --   Ambac Assurance Corporation

       MBIA      --   MBIA Insurance Corporation

(o) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $499,150,773 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $ 1,103,464
       Unrealized depreciation                                      (3,899,953)
                                                                    ----------
       Net unrealized depreciation                                 $(2,796,489)
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
213   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Small Cap Advantage Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (97.7%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (2.0%)
AAR                                            22,000(b)              $387,200
Armor Holdings                                 22,000(b)               933,020
B/E Aerospace                                   5,400(b)                85,644
DRS Technologies                               13,300                  684,285
GenCorp                                         8,550(b)               161,168
Innovative Solutions &
  Support                                      11,500(b)               193,890
Kaman Cl A                                     12,500                  299,875
Moog Cl A                                      24,706(b)               778,486
Teledyne Technologies                          29,800(b)             1,151,174
Total                                                                4,674,742

Air Freight & Logistics (0.2%)
Forward Air                                    13,300                  469,224
Hub Group Cl A                                  1,700(b)                54,825
Total                                                                  524,049

Airlines (0.3%)
Continental Airlines Cl B                       7,000(b)                93,590
ExpressJet Holdings                            11,844(b)               112,636
SkyWest                                        22,900                  542,959
Total                                                                  749,185

Auto Components (0.7%)
American Axle &
  Mfg Holdings                                 22,300                  578,907
ArvinMeritor                                   30,366                  563,289
Bandag                                          2,513                  108,813
Cooper Tire & Rubber                            7,035                  118,892
Modine Mfg                                      5,000                  175,800
Superior Inds Intl                              6,303                  140,242
Total                                                                1,685,943

Beverages (0.2%)
Hansen Natural                                 10,800(b)               536,220

Biotechnology (3.5%)
Albany Molecular Research                      22,800(b)               380,304
Alkermes                                        6,000(b)               112,680
Applera - Celera
  Genomics Group                               37,700(b,d)             442,598
Cepheid                                        38,000(b)               285,000
CV Therapeutics                                29,000(b)               787,930
deCODE genetics                                61,700(b,c)             599,107
Encysive Pharmaceuticals                       43,300(b)               536,054
Exelixis                                       36,000(b)               269,640
Human Genome Sciences                          29,300(b)               378,263
ICOS                                            8,000(b)               209,040
Incyte                                         65,100(b)               479,136
Lexicon Genetics                               57,600(b)               256,320
Martek Biosciences                              2,000(b)               102,000
Medarex                                        49,300(b)               495,465
Myriad Genetics                                10,400(b)               205,608
Nabi Biopharmaceuticals                        28,300(b)               381,201
Orchid Cellmark                                18,000(b)               162,000
Pharmion                                        8,000(b)               198,800

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Biotechnology (cont.)
Regeneron Pharmaceuticals                      22,000(b)              $164,340
Savient Pharmaceuticals                        25,400(b)               102,616
Serologicals                                   20,910(b)               497,449
Tanox                                          24,400(b)               321,836
United Therapeutics                            10,300(b)               723,163
Vertex Pharmaceuticals                         11,000(b)               202,400
Total                                                                8,292,950

Building Products (0.9%)
Ameron Intl                                     3,607                  153,153
Lennox Intl                                    30,200                  736,578
USG                                             6,897(b)               433,476
Water Pik Technologies                         22,000(b)               433,400
YORK Intl                                       7,694                  441,482
Total                                                                2,198,089

Capital Markets (0.7%)
Investment Technology Group                    31,471(b)               863,879
Jefferies Group                                12,400                  489,552
Knight Capital Group Cl A                      16,973(b)               142,913
MCG Capital                                     3,096                   56,409
Waddell & Reed Financial Cl A                   4,100                   79,458
Total                                                                1,632,211

Chemicals (1.2%)
Albemarle                                      11,800                  428,458
Cambrex                                         4,693                   89,261
Chemtura                                       15,226                  261,278
FMC                                             7,828(b)               445,883
HB Fuller                                      17,940                  588,612
Hercules                                       39,900(b)               508,725
Kronos Worldwide                                    9                      274
Octel                                           6,021(c)               103,441
Sensient Technologies                          11,847                  222,368
WR Grace & Co                                  14,175(b)               149,546
Total                                                                2,797,846

Commercial Banks (5.2%)
Amcore Financial                                5,448                  168,234
AmericanWest Bancorp                            3,191(b)                72,914
BancorpSouth                                   49,852                1,121,171
Bank of Hawaii                                 17,000                  862,750
Bank of the Ozarks                             17,000                  566,950
BOK Financial                                  14,000                  657,860
Camden Natl                                     1,625                   61,766
Cathay General Bancorp                         13,500                  454,545
Chemical Financial                              5,314                  173,343
Chittenden                                      6,519                  175,752
Citizens Banking                                4,275                  129,490
City Holding                                   12,600                  462,672
Colonial BancGroup                             35,200                  818,752
Community Trust Bancorp                         3,430                  110,240
East-West Bancorp                              16,400                  556,616
First BanCorp Puerto Rico                       2,400(c)                44,304
First Citizens BancShares Cl A                    671                  110,715

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Banks (cont.)
First Community Bancshares                      1,545                  $45,361
First Financial Bancorp                         3,862                   69,516
First Midwest Bancorp                          18,031                  684,096
First Republic Bank                            22,600                  813,600
Greater Bay Bancorp                            21,300                  536,760
Hanmi Financial                                36,800                  675,280
Hudson United Bancorp                           2,600                  109,850
Irwin Financial                                 3,304                   69,384
Old Natl Bancorp                                3,012                   67,499
Oriental Financial Group                        5,917(c)                80,294
Prosperity Bancshares                          17,000                  496,740
Republic Bancorp                                4,789                   70,303
S&T Bancorp                                     3,092                  117,898
Southwest Bancorp                               3,216                   74,322
Sterling Bancshares                            20,000                  299,800
Susquehanna Bancshares                          2,815                   70,938
Tompkins Trustco                                1,449                   61,322
Trustmark                                       9,446                  260,332
UMB Financial                                   1,970                  129,725
Wintrust Financial                             15,900                  819,486
Total                                                               12,100,580

Commercial Services & Supplies (3.6%)
Administaff                                     1,800                   64,746
Banta                                           3,362                  164,570
Brady Cl A                                     21,000                  655,410
Bright Horizons
  Family Solutions                              9,000(b)               353,880
FTI Consulting                                 26,523(b)               660,423
G&K Services Cl A                              11,700                  502,749
GEO Group                                       2,353(b)                65,649
IKON Office Solutions                           7,800                   78,702
Jackson Hewitt Tax Service                     24,000                  614,160
John H Harland                                 19,000                  797,050
Korn/Ferry Intl                                34,050(b)               674,871
Labor Ready                                    20,700(b)               470,304
NCO Group                                       4,000(b)                83,920
PHH                                            13,100(b)               396,144
Portfolio Recovery Associates                  11,100(b)               443,667
Pre-Paid Legal Services                         1,780                   72,072
Resources Connection                           22,000(b)               638,000
Sotheby's Holdings Cl A                        27,000(b)               469,530
SOURCECORP                                      3,620(b)                74,174
United Stationers                               5,412(b)               253,823
Viad                                            2,200                   63,954
Waste Connections                              24,000(b)               848,159
Total                                                                8,445,957

Communications Equipment (2.7%)
ADTRAN                                         16,000                  413,120
ARRIS Group                                    78,900(b)               827,661
Black Box                                       6,574                  282,485
CommScope                                      34,200(b)               639,540
Comtech Telecommunications                      1,900(b)                66,690
Digi Intl                                      45,600(b)               483,816

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
214   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

Issuer                                         Shares                 Value(a)

Communications Equipment (cont.)
Ditech Communications                          39,900(b)              $293,664
Endwave                                         1,700(b)                52,734
F5 Networks                                    14,661(b)               605,353
Ixia                                           13,113(b)               235,509
NETGEAR                                        38,800(b)               860,196
Plantronics                                    14,390                  469,114
Sycamore Networks                              62,700(b)               234,498
Tekelec                                        27,000(b)               532,170
UTStarcom                                      29,800(b)               229,460
Westell Technologies Cl A                      31,000(b)               115,630
Total                                                                6,341,640

Computers & Peripherals (1.3%)
Emulex                                         30,900(b)               665,895
Imation                                        10,497                  442,029
Iomega                                         40,800(b)               130,152
Komag                                          21,900(b)               730,584
Maxtor                                        134,000(b)               651,240
Palm                                           15,900(b)               543,462
Total                                                                3,163,362

Construction & Engineering (1.4%)
Comfort Systems USA                            54,800(b)               451,004
EMCOR Group                                     1,448(b)                79,843
Granite Construction                            1,953                   72,808
Perini                                         37,200(b)               721,308
Quanta Services                                35,000(b)               420,000
Shaw Group                                     16,113(b)               339,984
URS                                            18,700(b)               704,616
Washington Group Intl                          11,500(b)               607,660
Total                                                                3,397,223

Construction Materials (1.0%)
Eagle Materials                                 8,600                  968,704
Headwaters                                     16,300(b)               627,550
Texas Inds                                     12,000                  717,720
Total                                                                2,313,974

Consumer Finance (1.4%)
AmeriCredit                                    19,200(b)               478,848
CompuCredit                                    19,969(b)               835,902
Metris Companies                               16,329(b)               238,730
MoneyGram Intl                                 42,600                  884,376
WFS Financial                                   6,000(b)               401,520
World Acceptance                               21,220(b)               543,020
Total                                                                3,382,396

Containers & Packaging (0.5%)
Crown Holdings                                 21,088(b)               356,176
Greif Cl A                                      1,200                   70,620
Rock-Tenn Cl A                                  4,786                   72,939
Silgan Holdings                                12,200                  734,684
Total                                                                1,234,419

Distributors (0.3%)
Building Material Holding                       7,127                  666,232
Handleman                                       6,417                   89,774
Total                                                                  756,006

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Diversified Financial Services (0.9%)
iShares Russell 2000
  Small Cap Index Fund                         29,000(e)            $1,925,310
NASDAQ Stock Market                             9,400(b)               220,900
Total                                                                2,146,210

Diversified Telecommunication Services (0.8%)
Commonwealth Telephone
  Enterprises                                  18,500                  744,440
General Communication Cl A                     40,770(b)               439,501
Premiere Global Services                       78,000(b)               711,360
Talk America Holdings                          10,700(b)                98,119
Total                                                                1,993,420

Electric Utilities (1.2%)
Allete                                          3,000                  135,750
Black Hills                                     1,557                   64,849
CH Energy Group                                   972                   46,753
Cleco                                           5,934                  136,482
Duquesne Light Holdings                        34,046                  617,935
El Paso Electric                               34,519(b)               723,518
Idacorp                                        28,276                  868,073
Otter Tail                                      2,725                   81,750
PNM Resources                                   2,860                   84,599
Sierra Pacific Resources                        5,000(b)                72,900
Total                                                                2,832,609

Electrical Equipment (0.8%)
Artesyn Technologies                           57,100(b)               524,178
Energy Conversion Devices                       6,000(b)               208,260
General Cable                                  11,609(b)               182,145
Genlyte Group                                  14,000(b)               688,940
Global Power
  Equipment Group                              37,900(b)               295,620
Total                                                                1,899,143

Electronic Equipment & Instruments (2.1%)
Aeroflex                                       51,474(b)               478,193
Agilysys                                       10,900                  195,655
Anixter Intl                                    9,700(b)               370,346
Benchmark Electronics                          18,275(b)               531,985
Checkpoint Systems                             14,000(b)               305,900
Itron                                           2,600(b)               120,302
Lexar Media                                    42,500(b)               266,050
Methode Electronics                            12,000                  147,840
Metrologic Instruments                         17,600(b)               294,800
MTS Systems                                    10,800                  445,176
Paxar                                           9,893(b)               186,087
RadiSys                                        42,500(b)               793,476
SYNNEX                                          9,997(b)               165,850
Technitrol                                     19,800                  290,466
Trimble Navigation                              8,000(b)               292,160
Total                                                                4,884,286

Energy Equipment & Services (3.4%)
Atwood Oceanics                                 8,000(b)               601,840
Cal Dive Intl                                  18,800(b)             1,174,248
Grey Wolf                                     118,200(b)               925,506
GulfMark Offshore                               2,581(b)                76,888
Helmerich & Payne                               3,000                  178,260
Hydril                                         12,500(b)               856,250

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Energy Equipment & Services (cont.)
Lufkin Inds                                     1,700                  $78,438
Maverick Tube                                  24,500(b)               780,325
NS Group                                       12,835(b)               534,193
Oil States Intl                                37,400(b)             1,296,284
Parker Drilling                                 6,700(b)                54,069
Pioneer Drilling                                5,900(b)                92,040
Superior Energy Services                        9,536(b)               209,029
TODCO Cl A                                     17,000                  590,240
Unit                                           12,900(b)               671,574
Total                                                                8,119,184

Food & Staples Retailing (0.9%)
7-Eleven                                       20,300(b)               575,302
Central European Distribution                   1,400(b)                58,450
Great Atlantic & Pacific Tea                    4,700(b)               119,286
Longs Drug Stores                               3,000                  127,200
Nash Finch                                     20,125                  845,249
Ruddick                                         6,410                  149,802
Spartan Stores                                  7,200(b)                73,728
Weis Markets                                    3,294                  124,250
Total                                                                2,073,267

Food Products (1.3%)
American Italian Pasta Cl A                     3,824                   42,179
Chiquita Brands Intl                           18,400                  463,680
Corn Products Intl                             41,500                  934,579
Farmer Brothers                                 1,872                   39,200
Lancaster Colony                                3,469                  158,707
Lance                                          36,000                  612,000
Ralcorp Holdings                               14,900                  660,815
Seaboard                                          145                  186,180
Total                                                                3,097,340

Gas Utilities (1.5%)
Energen                                        19,272                  738,503
Nicor                                           4,418                  182,949
ONEOK                                          22,500                  765,000
Peoples Energy                                  4,826                  200,617
South Jersey Inds                              29,200                  860,232
UGI                                            22,178                  613,222
WGL Holdings                                    4,638                  152,451
Total                                                                3,512,974

Health Care Equipment & Supplies (2.8%)
Biosite                                         7,400(b)               442,446
EPIX Pharmaceuticals                           44,900(b)               382,997
Gen-Probe                                      11,000(b)               500,720
Haemonetics                                    30,800(b)             1,368,752
Hologic                                         4,700(b)               226,681
Illumina                                       12,200(b)               148,840
Immucor                                        24,984(b)               591,371
Intermagnetics General                         17,000(b)               496,570
Intuitive Surgical                              3,503(b)               260,623
Invacare                                        1,300                   54,080
Kyphon                                          2,000(b)                88,580
Mentor                                          5,000                  263,000
Nektar Therapeutics                            21,000(b)               358,680
Sybron Dental Specialties                      22,000(b)               852,940
Thoratec                                        3,400(b)                55,658
Varian                                         10,000(b)               356,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
215   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

Issuer                                         Shares                 Value(a)

Health Care Equipment & Supplies (cont.)
Ventana Medical Systems                         4,530(b)              $183,420
Vital Signs                                     1,658                   74,560
Total                                                                6,705,918

Health Care Providers & Services (6.2%)
Advisory Board                                 13,500(b)               705,105
Alliance Imaging                               50,637(b)               467,380
Allscripts Healthcare
  Solutions                                    24,300(b)               432,054
Amedisys                                       18,300(b)               715,896
American Retirement                             8,100(b)               147,825
AMERIGROUP                                     17,249(b)               589,226
Apria Healthcare Group                         31,700(b)             1,085,092
Centene                                        33,467(b)             1,020,074
Chemed                                          1,600                   64,736
Dendrite Intl                                  21,100(b)               382,121
Genesis HealthCare                             17,700(b)               709,770
HealthExtras                                   50,500(b)             1,047,875
Horizon Health                                  2,200(b)                55,000
Kindred Healthcare                             14,800(b)               452,880
LCA-Vision                                      2,800                  114,940
LifePoint Hospitals                             2,300(b)               104,604
Magellan Health Services                       26,000(b)               921,700
Matria Healthcare                               2,449(b)                88,776
MedCath                                         3,700(b)                91,797
Option Care                                    48,150                  650,988
PSS World Medical                              56,900(b)               824,481
Psychiatric Solutions                          18,783(b)               897,827
Radiation Therapy Services                     28,000(b)               752,080
RehabCare Group                                 4,836(b)               108,665
Sierra Health Services                         10,100(b)               679,730
Stewart Enterprises Cl A                        6,105                   42,369
Sunrise Senior Living                           2,308(b)               137,072
TriZetto Group                                  3,800(b)                59,622
United Surgical Partners Intl                   2,000(b)                76,620
Ventiv Health                                  40,186(b)               912,222
Total                                                               14,338,527

Hotels, Restaurants & Leisure (3.2%)
Ameristar Casinos                              29,846                  685,563
Bluegreen                                      35,800(b)               631,512
Bob Evans Farms                                 7,753                  187,545
Boyd Gaming                                     5,173                  240,700
Domino's Pizza                                 31,900                  733,699
Jack in the Box                                22,332(b)               787,649
Lone Star
  Steakhouse & Saloon                          17,300                  456,547
Monarch Casino & Resort                        32,000(b)               607,680
Panera Bread Cl A                              10,700(b)               596,418
Penn Natl Gaming                               18,470(b)               629,458
PF Chang's China Bistro                         7,400(b)               378,732
Ryan's Restaurant Group                         9,854(b)               126,230
Scientific Games Cl A                          17,700(b)               533,478
SONIC                                          13,600(b)               416,024
Vail Resorts                                   19,200(b)               551,040
Total                                                                7,562,275

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Household Durables (2.0%)
Beazer Homes USA                                7,106                 $443,699
Blyth                                           2,903                   72,140
Brookfield Homes                               10,100                  517,120
Ethan Allen Interiors                           6,448                  207,755
Furniture Brands Intl                          12,145                  232,091
Jarden                                         30,650(b)             1,216,498
La-Z-Boy                                       11,370                  163,614
M/I Homes                                       2,485                  140,030
Meritage Homes                                  1,963(b)               153,683
Tupperware                                     25,941                  568,626
WCI Communities                                17,648(b)               532,440
Yankee Candle                                  14,000                  384,580
Total                                                                4,632,276

Household Products (0.5%)
Central Garden & Pet                           16,800(b)               832,272
Spectrum Brands                                12,900(b)               363,135
Total                                                                1,195,407

Industrial Conglomerates (0.4%)
Standex Intl                                    2,809                   74,832
Walter Inds                                    18,023                  790,669
Total                                                                  865,501

Insurance (4.8%)
Alfa                                            9,740                  148,535
AmerUs Group                                   15,282                  845,400
Commerce Group                                  3,892                  226,981
Delphi Financial Group Cl A                    29,293                1,379,701
FBL Financial Group Cl A                        3,600                  107,892
FPIC Insurance Group                           13,000(b)               454,870
Horace Mann Educators                          37,078                  725,987
Infinity Property & Casualty                    2,515                   81,788
LandAmerica
  Financial Group                              14,794                  874,621
Navigators Group                               11,800(b)               437,308
Odyssey Re Holdings                            18,900(e)               477,225
Ohio Casualty                                  48,800                1,232,689
ProAssurance                                   27,500(b)             1,211,376
RLI                                            15,000                  691,500
Safety Insurance Group                         13,373                  469,125
Selective Insurance Group                      20,000                  946,800
Stewart Information Services                    3,721                  178,868
Triad Guaranty                                  2,600(b)               109,798
United Fire & Casualty                          3,725                  153,507
Universal American Financial                    9,086(b)               208,524
Total                                                               10,962,495

Internet & Catalog Retail (0.4%)
Blair                                             483                   19,320
Coldwater Creek                                 4,232(b)               129,711
Insight Enterprises                             7,179(b)               135,181
NetFlix                                        29,000(b)               625,239
NutriSystem                                     4,600(b)               100,786
Total                                                                1,010,237

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Internet Software & Services (1.9%)
aQuantive                                       8,300(b)              $149,898
CNET Networks                                   6,800(b)                90,984
Digital River                                  15,661(b)               594,805
Digitas                                        69,040(b)               809,148
EarthLink                                      25,900(b)               252,784
j2 Global Communications                       21,418(b)               803,818
United Online                                  20,050                  261,252
ValueClick                                     55,800(b)               805,751
Websense                                       15,366(b)               766,610
Total                                                                4,535,050

IT Services (1.8%)
Anteon Intl                                    13,000(b)               597,350
BISYS Group                                     6,385(b)                95,328
CACI Intl Cl A                                  6,900(b)               432,216
CSG Systems Intl                               54,293(b)             1,107,034
MAXIMUS                                         9,615                  362,101
Perot Systems Cl A                             39,800(b)               573,120
SRA Intl Cl A                                  21,446(b)               719,942
TALX                                           11,000                  392,260
Total                                                                4,279,351

Leisure Equipment & Products (0.6%)
Callaway Golf                                  12,029                  179,352
JAKKS Pacific                                   6,531(b)               108,480
Nautilus                                        3,212                   82,645
Oakley                                          4,800                   83,952
RC2                                            11,000(b)               427,350
SCP Pool                                       16,825                  615,795
Total                                                                1,497,574

Machinery (2.6%)
Badger Meter                                      950                   41,610
Barnes Group                                    9,000                  310,500
Cascade                                         2,895                  131,375
CIRCOR Intl                                    20,000                  525,200
Clarcor                                        22,800                  645,240
Crane                                           3,400                  100,674
EnPro Inds                                     12,000(b)               412,800
ESCO Technologies                               3,400(b)               352,512
Gardner Denver                                 17,600(b)               736,032
JLG Inds                                        3,700                  121,323
Joy Global                                     10,209                  487,990
Kennametal                                     16,700                  778,888
Lincoln Electric Holdings                       3,872                  145,897
Middleby                                        7,600(b)               499,472
Mueller Inds                                    3,998                  104,788
Tecumseh Products Cl A                          2,364                   62,906
Wabtec                                         24,900                  647,400
Total                                                                6,104,607

Media (1.8%)
Arbitron                                       11,000                  462,000
Entercom Communications                        14,000(b)               468,300
Entravision
  Communications Cl A                          33,000(b)               268,620
Gray Television                                26,200                  322,260
Martha Stewart Living
  Omnimedia Cl A                                2,837(b)                91,635

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
216   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

Issuer                                         Shares                 Value(a)

Media (cont.)
Mediacom
  Communications Cl A                          43,000(b)              $313,900
PRIMEDIA                                       34,693(b)               144,323
Radio One Cl D                                 55,000(b)               768,900
Reader's Digest Assn                            4,582                   74,503
Scholastic                                     11,800(b)               430,346
Valassis Communications                        22,015(b)               868,052
Total                                                                4,212,839

Metals & Mining (2.1%)
AK Steel Holding                               14,730(b)               116,367
Carpenter Technology                           10,100                  562,570
Century Aluminum                               20,000(b)               484,000
Cleveland-Cliffs                                9,627                  684,287
Commercial Metals                               7,637                  228,575
Compass Minerals Intl                          20,600                  506,966
Metal Management                               17,400                  426,300
Oregon Steel Mills                             27,163(b)               610,624
Quanex                                         11,410                  701,830
Reliance Steel & Aluminum                      13,000                  624,000
Titanium Metals                                 1,800(b)               119,106
Total                                                                5,064,625

Multi-Utilities & Unregulated Power (0.5%)
Aquila                                         68,183(b)               274,096
NorthWestern Energy                            26,000                  810,680
Total                                                                1,084,776

Oil & Gas (3.5%)
ATP Oil & Gas                                   2,300(b)                72,818
Berry Petroleum Cl A                           11,350                  701,771
Carrizo Oil and Gas                            25,300(b)               598,345
Cheniere Energy                                 6,748(b)               263,509
Cimarex Energy                                 24,494(b)             1,046,873
Energy Partners                                28,106(b)               674,544
Frontier Oil                                    7,200                  263,880
Holly                                           2,778                  156,513
Houston Exploration                             1,675(b)                98,658
Overseas Shipholding Group                      8,578                  524,545
Plains Exploration &
  Production                                    3,300(b)               122,265
Remington Oil & Gas                            10,000(b)               385,300
Southwestern Energy                             5,638(b)               326,440
St. Mary Land & Exploration                    35,000                1,206,449
Swift Energy                                   13,800(b)               633,834
Tesoro                                         13,961                  806,946
Vintage Petroleum                               7,034                  270,317
Total                                                                8,153,007

Paper & Forest Products (0.3%)
Potlatch                                       12,200                  658,800
Schweitzer-Mauduit Intl                         4,563                  105,040
Total                                                                  763,840

Personal Products (0.4%)
Chattem                                        14,200(b)               550,108
Nu Skin Enterprises Cl A                       16,000                  341,440
Playtex Products                                7,900(b)                85,478
Revlon Cl A                                    15,700(b)                55,578
Total                                                                1,032,604

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Pharmaceuticals (0.7%)
CNS                                             2,100                  $55,251
First Horizon Pharmaceutical                   37,800(b)               781,326
Kos Pharmaceuticals                             3,000(b)               204,360
MGI PHARMA                                      7,000(b)               188,720
Perrigo                                        32,500                  465,725
Total                                                                1,695,382

Real Estate (0.3%)
Jones Lang LaSalle                             10,000(b)               493,300
Trammell Crow                                   4,839(b)               131,476
Total                                                                  624,776

Real Estate Investment Trust (3.4%)
American Home
  Mortgage Investment                          24,822                  794,057
Anthracite Capital                             15,492                  182,961
Anworth Mtge Asset                             17,575                  155,890
Bedford Property Investors                      4,989                  114,996
Capstead Mtge                                   5,800                   46,168
CBL & Associates Properties                    13,500                  572,670
EastGroup Properties                           14,200                  612,588
IMPAC Mtge Holdings                            19,413                  271,005
Innkeepers USA Trust                           44,000                  690,800
MFA Mtge Investments                           34,856                  234,929
New Century Financial                           3,666                  157,601
Novastar Financial                              2,233                   76,458
Omega Healthcare Investors                     39,000                  517,920
Pan Pacific Retail Properties                   9,000                  596,430
RAIT Investment Trust                          26,063                  779,023
Redwood Trust                                  14,952                  752,235
Saxon Capital                                   6,700                   84,889
Town & Country Trust                           13,900                  389,200
Universal Health Realty
  Income Trust                                 16,616                  573,086
Ventas                                         15,400                  479,710
Total                                                                8,082,616

Road & Rail (1.1%)
Amerco                                          2,774(b)               166,024
Arkansas Best                                   2,554                   85,993
Dollar Thrifty Automotive Group                 2,248(b)                68,024
Florida East Coast Inds                        11,000                  473,660
Genesee & Wyoming Cl A                         15,700(b)               459,539
Landstar System                                17,400                  631,969
Old Dominion Freight Line                      17,900(b)               572,442
Werner Enterprises                              4,200                   74,970
Total                                                                2,532,621

Semiconductors & Semiconductor Equipment (4.4%)
Atheros Communications                         44,150(b)               459,160
Axcelis Technologies                           26,000(b)               153,400
Cypress Semiconductor                          20,000(b)               312,600
DSP Group                                      20,700(b)               527,229
Entegris                                       22,973(b)               240,527
ESS Technology                                 57,725(b)               220,510
FormFactor                                     20,800(b)               565,136
Genesis Microchip                               2,400(b)                63,096
IXYS                                           14,000(b)               145,180
Microsemi                                      68,700(b)             1,654,982
MKS Instruments                                21,000(b)               372,960

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Semiconductors & Semiconductor Equipment (cont.)
OmniVision Technologies                        34,000(b)              $498,440
ON Semiconductor                              149,300(b)               858,475
Photronics                                     24,600(b)               510,942
Pixelworks                                     51,000(b)               375,870
PMC-Sierra                                     28,000(b)               237,440
PortalPlayer                                   20,000(b)               530,600
Silicon Image                                  23,600(b)               243,788
Silicon Storage Technology                     87,300(b)               424,278
Skyworks Solutions                             43,140(b)               325,276
Tessera Technologies                           12,000(b)               398,160
Trident Microsystems                            3,400(b)               119,408
Varian Semiconductor
  Equipment Associates                         17,600(b)               797,456
Total                                                               10,034,913

Software (3.5%)
ANSYS                                          29,822(b)             1,125,781
Epicor Software                                57,500(b)               767,050
FileNet                                        17,200(b)               457,004
Hyperion Solutions                              6,100(b)               264,557
Informatica                                    49,400(b)               564,148
Internet Security Systems                      19,500(b)               443,040
MICROS Systems                                 21,104(b)               941,027
Parametric Technology                         122,700(b)               743,562
Progress Software                              13,200(b)               404,712
Quality Systems                                 1,800                  117,000
Take-Two Interactive Software                       1(b)                    12
THQ                                             1,900(b)                63,859
Transaction Systems
  Architects                                   34,300(b)               918,554
Ultimate Software Group                        38,700(b)               706,275
VASCO Data Security Intl                       78,300(b)               822,150
Total                                                                8,338,731

Specialty Retail (3.0%)
bebe stores                                     6,633                  156,008
Blockbuster Cl A                               11,000                   72,270
Burlington Coat Factory
  Warehouse                                     7,205                  276,384
Cato Cl A                                      24,625                  477,725
Children's Place Retail Stores                 12,000(b)               490,920
Finish Line Cl A                               16,100                  232,162
GameStop Cl B                                   2,700(b)                81,378
Genesco                                        13,900(b)               551,969
Group 1 Automotive                              4,954(b)               146,638
Guitar Center                                  10,300(b)               591,220
Jos A Bank Clothiers                            7,300(b)               288,715
Linens `N Things                                9,035(b)               213,226
Lithia Motors Cl A                              2,100                   62,349
Men's Wearhouse                                12,000(b)               365,760
Movie Gallery                                   4,505                   81,045
Pantry                                         24,900(b)               893,660
Payless ShoeSource                              5,872(b)               108,867
Pier 1 Imports                                  7,300                   90,885
Sonic Automotive                               27,539                  645,790
Stage Stores                                   19,050(b)               529,781
Talbots                                         3,000                   92,100
Zale                                           25,559(b)               713,096
Total                                                                7,161,948

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
217   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

Issuer                                         Shares                 Value(a)

Textiles, Apparel & Luxury Goods (1.8%)
Brown Shoe                                      4,493                 $160,849
Hartmarx                                       83,900(b)               745,032
K-Swiss Cl A                                    2,800                   85,792
Kellwood                                        3,712                   90,870
Phillips-Van Heusen                            23,600                  790,363
Quiksilver                                     38,000(b)               579,500
Russell                                         6,282                  114,270
Steven Madden                                   2,700(b)                63,315
Stride Rite                                     7,044                   90,868
Warnaco Group                                  31,400(b)               785,000
Wolverine World Wide                           35,500                  747,985
Total                                                                4,253,844

Thrifts & Mortgage Finance (2.0%)
Anchor BanCorp Wisconsin                        2,526                   76,967
BankAtlantic Bancorp Cl A                      28,000                  477,400
CharterMac LP                                   4,800                  105,840
Commercial Federal                              5,610                  190,235
Doral Financial                                 9,300(c)               133,362
Downey Financial                                8,029                  508,878
FirstFed Financial                             16,092(b)               926,094
Flagstar Bancorp                                3,939                   67,948
Fremont General                                 5,000                  114,100
ITLA Capital                                      929(b)                49,934

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Thrifts & Mortgage Finance (cont.)
Ocwen Financial                                83,500(b,e)            $573,645
R-G Financial Cl B                              3,683(c)                55,724
Sterling Financial                             20,216                  779,731
W Holding                                       7,800(c)                77,064
WSFS Financial                                 11,500                  668,265
Total                                                                4,805,187

Tobacco (0.1%)
Universal                                       6,289                  261,748

Trading Companies & Distributors (0.9%)
GATX                                           24,053                  974,869
United Rentals                                  4,783(b)                86,333
Watsco                                          2,500                  121,900
WESCO Intl                                     24,912(b)               864,446
Total                                                                2,047,548

Wireless Telecommunication Services (0.6%)
Centennial Communications                      13,700(b)               164,263
Leap Wireless Intl                             13,000(b)               444,080
SBA Communications Cl A                        20,187(b)               303,814
UbiquiTel                                      65,800(b)               570,486
Total                                                                1,482,643

Total Common Stocks
(Cost: $201,848,717)                                              $230,108,091

Short-Term Securities (2.9%)(f)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agency(2.1%)
Federal Natl Mtge Assn Disc Nt
   09-12-05               3.26%            $5,000,000               $4,994,573

Commercial Paper (0.8%)
Old Line Funding
   09-01-05               3.56              2,000,000(g)             1,999,802

Total Short-Term Securities
(Cost: $6,995,004)                                                  $6,994,375

Total Investments in Securities
(Cost: $208,843,721)(h)                                           $237,102,466

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 0.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Aug. 31, 2005, security was partially or fully on loan. See Note 6 to the financial statements.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.9% of net assets. See Note 6 to the financial statements. 2.1% of net assets is the Fund's cash equivalent position.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $1,999,802 or 0.8% of net assets.

(h) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $209,311,014 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $34,347,859
       Unrealized depreciation                                      (6,556,407)
                                                                    ----------
       Net unrealized appreciation                                 $27,791,452
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
218   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Small Cap Value Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (87.2%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (0.5%)
AAR                                            11,300(b)              $198,880
Curtiss-Wright                                  8,300                  535,848
DRS Technologies                                5,700                  293,265
Ducommun                                       13,640(b)               283,030
EDO                                            10,405                  292,276
MTC Technologies                               17,642(b)               602,651
Total                                                                2,205,950

Air Freight & Logistics (--%)
Forward Air                                     4,773                  168,391

Airlines (1.3%)
Air France-KLM ADR                             56,650(c)               929,627
AirTran Holdings                               51,695(b)               534,009
Alaska Air Group                               39,000(b)             1,315,079
America West Holdings Cl B                     62,000(b)               436,480
Continental Airlines Cl B                      71,300(b)               953,281
ExpressJet Holdings                            36,800(b)               349,968
Frontier Airlines                              11,163(b)               121,119
SkyWest Airlines                               38,600                  915,206
Total                                                                5,554,769

Auto Components (1.6%)
American Axle &
  Mfg Holdings                                 13,481                  349,967
Drew Inds                                      16,200(b)               726,570
Goodyear Tire & Rubber                         44,300(b)               744,240
Lear                                           58,400                2,201,680
STRATTEC SECURITY                              11,900(b)               615,468
Tenneco Automotive                             26,003(b)               471,434
Visteon                                       159,000                1,570,920
Total                                                                6,680,279

Automobiles (0.4%)
Monaco Coach                                   19,000                  292,030
Thor Inds                                      18,800                  624,160
Winnebago Inds                                 19,100                  581,977
Total                                                                1,498,167

Beverages (0.2%)
Boston Beer Cl A                               31,300(b)               735,550

Biotechnology (0.2%)
Albany Molecular Research                      21,300(b)               355,284
Lexicon Genetics                               30,300(b)               134,835
Medarex                                        20,679(b)               207,824
United Therapeutics                             3,639(b)               255,494
Total                                                                  953,437

Building Products (2.0%)
Aaon                                           22,600(b)               409,512
American Woodmark                              15,688                  588,300
ElkCorp                                         8,113                  288,823
Lennox Intl                                    13,378                  326,289
Royal Group Technologies                      464,700(b,c)           4,568,002
Simpson Mfg                                    25,000                  930,750

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Building Products (continued)
Trex                                            1,412(b)               $34,043
Universal Forest Products                       8,866                  482,576
USG                                            12,700(b)               798,195
Total                                                                8,426,490

Capital Markets (1.2%)
Affiliated Managers Group                       9,040(b)               656,394
Apollo Investment                              21,876                  420,675
Cohen & Steers                                 12,300                  252,150
Gladstone Capital                               4,900                  115,248
Investment Technology Group                    18,900(b)               518,805
Investors Financial Services                    6,635                  233,021
Knight Capital Group Cl A                     247,637(b)             2,085,105
optionsXpress Holdings                          5,902                  101,219
SWS Group                                      11,800                  192,222
Total                                                                4,574,839

Chemicals (1.5%)
Agrium                                         22,514(c)               484,051
Albemarle                                      16,435                  596,755
American Vanguard                                 285                    5,700
HB Fuller                                       9,000                  295,290
Minerals Technologies                           7,981                  486,442
NL Inds                                         9,700                  137,449
Penford                                        10,913                  158,239
PolyOne                                       321,500(b)             2,182,984
Sensient Technologies                          51,104                  959,222
Terra Inds                                     71,300(b)               520,490
Wellman                                        27,000                  187,650
Total                                                                6,014,272

Commercial Banks (4.5%)
Alabama Natl BanCorporation                     8,950                  587,926
Alliance Bankshares                             5,841(b)                95,500
Bancorp                                        26,085(b)               434,837
Bank of Hawaii                                 44,600                2,263,449
Boston Private
  Financial Holdings                            9,200                  244,444
Cardinal Financial                             22,254(b)               222,317
Central Pacific Financial                      23,435                  810,382
Citizens Banking                               26,918                  815,346
City Holding                                   10,400                  381,888
Community Bancorp                               2,600(b)                89,050
Community Banks                                 2,700                   76,545
Cullen/Frost Bankers                           45,100                2,204,037
First BanCorp Puerto Rico                      28,100(c)               518,726
First Community Bancorp                         7,500                  354,000
First Financial Bancorp                        17,700                  318,600
First Midwest Bancorp                          18,000                  682,920
First Oak Brook Bancshares                      4,297                  130,543
First Republic Bank                            12,650                  455,400
Hanmi Financial                                12,200                  223,870
IBERIABANK                                     10,865                  548,657
Independent Bank                                8,300                  251,324
Interchange Financial Services                  3,268                   57,419

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Banks (continued)
Irwin Financial                                19,538                 $410,298
Main Street Banks                              16,301                  436,704
MainSource Financial Group                      6,600                  120,186
Mercantile Bank                                 4,420                  200,668
Midwest Banc Holdings                          13,153                  314,620
Millennium Bankshares                          18,249(b)               140,700
National Penn Bancshares                        2,900                   76,415
Pacific Capital Bancorp                        17,000                  532,780
Placer Sierra Bancshares                        9,191                  245,675
Prosperity Bancshares                           5,062                  147,912
Provident Bankshares                           10,400                  355,160
Provident Financial Services                   14,800                  263,144
Republic Bancorp                               36,800                  540,224
Santander BanCorp                               4,390(c)               113,877
Seacoast Banking
  Corporation of Florida                        3,700                   81,733
Signature Bank                                 13,488(b)               404,505
Southcoast Financial                            7,050(b)               160,740
Sterling Bancorp                                6,153                  136,350
Sterling Bancshares                            33,600                  503,664
Sterling Financial                              3,600                   76,536
Sun Bancorp                                     3,109(b)                66,844
Susquehanna Bancshares                          9,600                  241,920
SVB Financial Group                             5,200(b)               244,608
Texas United Bancshares                         6,128                  120,722
UMB Financial                                     444                   29,237
Umpqua Holdings                                14,600                  355,510
United Community Banks                         14,228                  389,847
West Coast Bancorp                              1,359                   35,185
Total                                                               18,512,944

Commercial Services & Supplies (1.9%)
Brady Cl A                                     85,600                2,671,575
Central Parking                                20,200                  320,978
Ennis                                           5,200                   90,480
FTI Consulting                                 16,800(b)               418,320
Healthcare Services Group                      29,275                  540,124
Heidrick & Struggles Intl                      11,100(b)               366,522
ITT Educational Services                        9,588(b)               487,454
John H Harland                                 16,900                  708,955
LECG                                            7,696(b)               177,239
Resources Connection                            5,113(b)               148,277
School Specialty                                4,761(b)               228,100
TRC Companies                                   5,255(b)                78,825
Waste Connections                              11,709(b)               413,796
West                                           33,262(b)             1,288,570
Total                                                                7,939,215

Communications Equipment (2.1%)
3Com                                        1,131,000(b)             3,845,401
Anaren                                         12,600(b)               174,132
Audiovox Cl A                                  40,000(b)               723,200
Black Box                                       2,057                   88,389
CommScope                                      36,700(b)               686,290
Comtech Telecommunications                      2,500(b)                87,750

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
219   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Small Cap Value Fund

Issuer                                         Shares                 Value(a)

Communications Equipment (continued)
Digi Intl                                      10,800(b)              $114,588
Ditech Communications                          23,709(b)               174,498
Foundry Networks                               86,100(b)             1,007,370
Powerwave Technologies                         25,948(b)               271,935
Redback Networks                               66,400(b)               600,256
Sycamore Networks                             195,300(b)               730,422
Total                                                                8,504,231

Computers & Peripherals (1.2%)
Emulex                                         34,000(b)               732,700
Hutchinson Technology                          40,980(b)             1,081,871
Imation                                         7,591                  319,657
Intergraph                                     20,100(b)               820,281
Komag                                          10,500(b)               350,280
McDATA Cl A                                    42,762(b)               230,060
Mobility Electronics                           23,466(b)               256,953
Neoware Systems                                25,200(b)               275,688
Palm                                            4,512(b)               154,220
Rimage                                         23,200(b)               560,048
Total                                                                4,781,758

Construction & Engineering (0.7%)
Comfort Systems USA                            27,767(b)               228,522
Dycom Inds                                      7,000(b)               124,040
Infrasource Services                           13,047(b)               195,705
Insituform Technologies Cl A                  105,700(b)             2,187,991
Modtech Holdings                               14,140(b)               128,108
Total                                                                2,864,366

Construction Materials (0.4%)
Eagle Materials                                 2,800                  315,392
Florida Rock Inds                              18,075                1,023,045
Texas Inds                                      3,567                  213,342
Total                                                                1,551,779

Consumer Finance (0.4%)
Advanta Cl B                                    9,800                  282,730
CompuCredit                                    17,500(b)               732,550
Metris Companies                               45,100(b)               659,362
Total                                                                1,674,642

Containers & Packaging (0.8%)
AptarGroup                                     11,300                  561,949
Caraustar Inds                                 69,644(b)               808,567
Chesapeake                                     83,106                1,620,567
Rock-Tenn Cl A                                 12,300                  187,452
Total                                                                3,178,535

Distributors (0.2%)
Earle M Jorgensen                              34,104(b)               348,543
Handleman                                      11,900                  166,481
Prestige Brands Holdings                       17,798(b)               229,060
Total                                                                  744,084

Diversified Financial Services (0.4%)
CapitalSource                                   6,101(b)               120,800
Financial Federal                              13,952                  544,826
iShares Russell 2000 Value
  Index Fund                                   13,440                  892,819
Total                                                                1,558,445

Common Stocks (continued)
Issuer                                          Shares                 Value(a)

Diversified Telecommunication Services (0.4%)
Alaska Communications
  Systems Group                                17,496                 $189,482
Cincinnati Bell                                22,165(b)                95,974
Commonwealth Telephone
  Enterprises                                  16,300                  655,913
Golden Telecom                                 12,300(c)               362,850
Iowa Telecommunications
  Services                                      7,871                  146,479
Talk America Holdings                          16,000(b)               146,720
Valor Communications Group                     12,484                  173,902
Total                                                                1,771,320

Electric Utilities (2.2%)
Black Hills                                     3,500                  145,775
Central Vermont
  Public Service                                2,874                   54,893
CH Energy Group                                 6,200                  298,220
Cleco                                          41,840                  962,320
El Paso Electric                               63,299(b)             1,326,747
MGE Energy                                      1,996                   74,231
Otter Tail                                      7,300                  219,000
Reliant Energy                                324,000(b)             4,050,001
Sierra Pacific Resources                      115,040(b)             1,677,283
Unisource Energy                                  471                   15,675
Westar Energy                                  15,288                  367,218
Total                                                                9,191,363

Electrical Equipment (0.9%)
AO Smith                                       11,500                  323,610
Baldor Electric                                 9,252                  228,247
Franklin Electric                               7,130                  301,243
General Cable                                   5,600(b)                87,864
GrafTech Intl                                 119,798(b)               711,600
LSI Inds                                       13,700                  210,158
Regal-Beloit                                   18,200                  607,334
Thomas & Betts                                 20,100(b)               714,353
Woodward Governor                               7,200                  587,160
Total                                                                3,771,569

Electronic Equipment & Instruments (4.1%)
Aeroflex                                       42,604(b)               395,791
Agilysys                                       30,500                  547,475
Anixter Intl                                   23,270(b)               888,449
Bell Microproducts                             31,700(b)               321,121
Coherent                                        8,600(b)               273,394
CTS                                            17,500                  217,700
CyberOptics                                    12,093(b)               166,400
KEMET                                          11,400(b)                92,568
Littelfuse                                     71,500(b)             1,989,130
LoJack                                         14,621(b)               308,357
Methode Electronics                            17,100                  210,672
MTS Systems                                     6,449                  265,828
Nu Horizons Electronics                        49,100(b)               299,510
Plexus                                        151,200(b)             2,582,496
Rofin-Sinar Technologies                       23,900(b)               863,985
ScanSource                                      6,124(b)               273,498
SYNNEX                                            970(b)                16,092
Tech Data                                     104,000(b)             3,807,439
Tektronix                                      36,400                  919,828
TTM Technologies                               41,100(b)               318,114

Common Stocks (continued)
Issuer                                          Shares                 Value(a)

Electronic Equipment & Instruments (continued)
Viisage Technology                             40,778(b)              $176,161
Vishay Intertechnology                        165,200(b)             2,131,080
Total                                                               17,065,088

Energy Equipment & Services (2.8%)
Dril-Quip                                       4,000(b)               168,080
Ensign Energy Services                         34,200(c)             1,077,755
Hydril                                          3,658(b)               250,573
Lone Star Technologies                          2,500(b)               138,250
NS Group                                       10,300(b)               428,686
Oil States Intl                                24,104(b)               835,445
Patterson-UTI Energy                           13,600                  462,672
RPC                                            30,550                  708,760
SEACOR Holdings                                 4,400(b)               314,600
Superior Energy Services                       26,500(b)               580,880
Superior Well Services                          7,223(b)               158,906
TETRA Technologies                             23,175(b)               660,488
Tidewater                                      83,600                3,723,543
Trican Well Service                            16,600(b,c)             555,292
Unit                                           21,800(b)             1,134,908
W-H Energy Services                             8,658(b)               280,952
Willbros Group                                  8,393(b,c)             145,031
Total                                                               11,624,821

Food & Staples Retailing (0.2%)
Longs Drug Stores                               4,400                  186,560
Weis Markets                                   20,500                  773,260
Total                                                                  959,820

Food Products (0.8%)
American Italian Pasta Cl A                    86,109                  949,782
Chiquita Brands Intl                           29,800                  750,960
Corn Products Intl                              9,538                  214,796
Gold Kist                                      30,400(b)               561,792
Hain Celestial Group                            2,220(b)                41,891
Lancaster Colony                               20,100                  919,575
Total                                                                3,438,796

Gas Utilities (0.5%)
Nicor                                           3,600                  149,076
Northwest Natural Gas                          21,585                  793,897
South Jersey Inds                               7,616                  224,367
Southern Union                                  1,705(b)                41,983
Southwest Gas                                   8,217                  225,310
WGL Holdings                                   23,000                  756,010
Total                                                                2,190,643

Health Care Equipment & Supplies (1.0%)
Abaxis                                         13,011(b)               149,236
Conceptus                                      18,263(b)               191,396
Greatbatch                                      9,100(b)               227,500
Haemonetics                                    36,500(b)             1,622,060
Intuitive Surgical                              6,300(b)               468,720
Molecular Devices                               6,000(b)               125,160
Nutraceutical Intl                             32,200(b)               474,950
ThermoGenesis                                  30,782(b)               166,531
Viasys Healthcare                              17,200(b)               463,196
Vital Signs                                     9,600                  431,712
Total                                                                4,320,461

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
220   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Small Cap Value Fund

Issuer                                          Shares                 Value(a)

Health Care Providers & Services (2.1%)
AMERIGROUP                                     22,500(b)              $768,600
AMN Healthcare Services                        12,527(b)               193,667
Cross Country Healthcare                       20,200(b)               391,880
Genesis HealthCare                             90,400(b)             3,625,041
Hooper Holmes                                  78,600                  331,692
Horizon Health                                 13,500(b)               337,500
Kindred Healthcare                              8,200(b)               250,920
Medical Staffing
  Network Holdings                              5,422(b)                31,339
Molina Healthcare                              21,500(b)               585,445
NDCHealth                                      16,615                  312,528
PAREXEL Intl                                   13,241(b)               256,611
PSS World Medical                              28,372(b)               411,110
Psychiatric Solutions                           2,328(b)               111,278
Radiologix                                     54,111(b)               219,150
U.S. Physical Therapy                          36,600(b)               691,008
United Surgical Partners Intl                   3,488(b)               133,625
Total                                                                8,651,394

Hotels, Restaurants & Leisure (3.0%)
Aztar                                          16,274(b)               543,552
Bluegreen                                      15,600(b)               275,184
Buca                                           29,621(b)               162,916
California Pizza Kitchen                        9,596(b)               283,946
CBRL Group                                     18,300                  661,728
CEC Entertainment                              33,295(b)             1,141,686
Dover Downs Gaming &
  Entertainment                                44,400                  591,408
Fox & Hound
  Restaurant Group                             22,320(b)               263,153
IHOP                                            6,000                  240,960
Jack in the Box                                21,100(b)               744,197
Kerzner Intl                                   48,300(b,c)           2,755,514
La Quinta                                      91,700(b)               774,865
Lodgian                                       149,300(b)             1,563,170
Lone Star
  Steakhouse & Saloon                           6,200                  163,618
Multimedia Games                               34,000(b)               343,060
O`Charley's                                    15,200(b)               249,128
Ruby Tuesday                                   30,700                  678,470
Ryan's Restaurant Group                        41,800(b)               535,458
Sunterra                                       42,000(b)               531,300
Total                                                               12,503,313

Household Durables (2.4%)
Beazer Homes USA                                4,767                  297,651
Blount Intl                                     4,100(b)                73,800
Blyth                                           4,800                  119,280
Brookfield Homes                                8,800                  450,560
Champion Enterprises                           77,649(b)             1,035,061
Department 56                                  16,100(b)               209,139
Ethan Allen Interiors                          26,100                  840,942
Fleetwood Enterprises                          73,700(b)               745,107
Furniture Brands Intl                          27,700                  529,347
Helen of Troy                                  55,698(b,c)           1,267,687
Hooker Furniture                               45,700                  828,084
Oneida                                         28,929(b)                57,858
Stanley Furniture                              30,200                  809,662
Technical Olympic USA                          27,350                  797,526

Common Stocks (continued)
Issuer                                          Shares                 Value(a)

Household Durables (continued)
Tupperware                                     25,500                 $558,960
WCI Communities                                15,383(b)               464,105
Yankee Candle                                  23,300                  640,051
Total                                                                9,724,820

Industrial Conglomerates (0.1%)
Alleghany                                         728(b)               216,762
Tredegar                                       18,800                  233,496
Total                                                                  450,258

Insurance (4.8%)
American Natl Insurance                        11,000                1,221,220
American Physicians Capital                    14,900(b)               658,729
AmerUs Group                                   17,600                  973,632
Arch Capital Group                              3,100(b,c)             134,695
Argonaut Group                                 24,200(b)               602,822
Aspen Insurance Holdings                       41,979(c)             1,139,730
Assured Guaranty                               37,900(c)               848,960
CNA Surety                                     27,300(b)               341,250
Commerce Group                                  2,000                  116,640
Donegal Group Cl A                              6,993                  159,161
Endurance Specialty Holdings                   22,800(c)               836,760
Erie Indemnity Cl A                             3,900                  203,346
FBL Financial Group Cl A                       37,000                1,108,890
Horace Mann Educators                          10,000                  195,800
LandAmerica Financial Group                     1,800                  106,416
Natl Atlantic Holdings                         10,715(b)               117,758
Navigators Group                                6,562(b)               243,188
NYMAGIC                                         5,487                  133,060
Ohio Casualty                                  33,800                  853,788
Phoenix Companies                              61,600                  738,584
Presidential Life                               8,400                  147,756
ProAssurance                                   23,304(b)             1,026,541
ProCentury                                     26,163                  261,630
PXRE Group                                     83,472(c)             1,944,062
Quanta Capital Holdings                        69,000(b,c)             435,390
Reinsurance Group
  of America                                    3,000                  128,730
Republic Companies Group                       16,761(b)               228,788
RLI                                            28,346                1,306,750
Safety Insurance Group                         13,800                  484,104
Scottish Re Group                              33,400(c)               803,604
StanCorp Financial Group                        4,263                  344,664
UICI                                           26,900                  830,134
United Fire & Casualty                         22,989                  947,377
Total                                                               19,623,959

Internet & Catalog Retail (0.2%)
Insight Enterprises                            37,463(b)               705,428

Internet Software & Services (0.5%)
Autobytel                                      66,849(b)               334,245
EarthLink                                      55,800(b)               544,608
iPass                                          97,700(b)               545,166
United Online                                  49,500                  644,985
Vignette                                        8,600(b)               130,634
Total                                                                2,199,638

Common Stocks (continued)
Issuer                                          Shares                 Value(a)

IT Services (1.5%)
BearingPoint                                   24,283(b)              $198,635
Ciber                                          32,700(b)               256,368
CSG Systems Intl                                9,400(b)               191,666
eFunds                                         46,100(b)               898,950
Kanbay Intl                                       144(b)                 3,210
Keane                                          26,800(b)               308,200
Lionbridge Technologies                       105,594(b)               709,592
ManTech Intl Cl A                               8,800(b)               272,888
MAXIMUS                                        26,246                  988,424
Perot Systems Cl A                            103,600(b)             1,491,840
SM&A                                           56,900(b)               505,272
Sykes Enterprises                              52,000(b)               553,800
Total                                                                6,378,845

Leisure Equipment & Products (1.4%)
Arctic Cat                                     32,700                  705,339
Brunswick                                      60,000                2,640,000
Callaway Golf                                  12,800                  190,848
Head                                          139,000(b,c)             433,680
JAKKS Pacific                                  29,500(b)               489,995
K2                                             34,184(b)               425,591
Radica Games                                   28,100(c)               247,280
RC2                                            17,900(b)               695,415
Total                                                                5,828,148

Machinery (5.6%)
Actuant Cl A                                   10,658(b)               451,899
Commercial Vehicle Group                       33,545(b)               695,388
Flowserve                                     103,700(b)             3,851,418
Gardner Denver                                 18,800(b)               786,216
Harsco                                         48,300                2,832,795
IDEX                                           66,200                2,879,700
Kaydon                                        100,700                2,911,237
Key Technology                                 52,000(b)               658,840
Lincoln Electric Holdings                      25,100                  945,768
Lydall                                         33,201(b)               291,173
Mueller Inds                                   19,359                  507,399
Tennant                                         6,395                  242,626
Terex                                          90,477(b)             4,413,469
Titan Intl                                     23,700                  323,742
Wabash Natl                                    69,585                1,448,760
Total                                                               23,240,430

Marine (0.8%)
Kirby                                          70,200(b)             3,299,400

Media (1.4%)
ADVO                                           13,655                  447,065
Arbitron                                        4,400                  184,800
Citadel Broadcasting                           20,700(b)               279,450
Courier                                        10,950                  404,165
Cumulus Media Cl A                             14,300(b)               182,611
Entravision
  Communications Cl A                          20,700(b)               168,498
Gray Television                                25,200                  309,960
Journal Register                               17,916(b)               335,925
Liberty                                         4,600                  220,754
LIN TV Cl A                                    14,500(b)               219,095
LodgeNet Entertainment                          7,200(b)               108,720
RCN                                             5,400(b)               129,060

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
221   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Small Cap Value Fund

Issuer                                          Shares                 Value(a)

Media (continued)
Sinclair Broadcast Group Cl A                  17,500                 $164,325
Valassis Communications                        65,800(b)             2,594,493
Total                                                                5,748,921

Metals & Mining (3.6%)
Agnico-Eagle Mines                             25,900(c)               338,772
AK Steel Holding                              211,200(b)             1,668,480
Apex Silver Mines                               8,100(b)               106,272
Century Aluminum                               90,100(b)             2,180,420
Commercial Metals                              20,677                  618,863
Eldorado Gold                                  51,900(b,c)             156,219
Gibraltar Inds                                 35,200                  753,984
Glamis Gold                                    21,800(b,c)             414,636
Goldcorp                                       12,400(c)               223,944
Hecla Mining                                   66,200(b)               235,672
IPSCO                                          11,800(c)               757,442
Meridian Gold                                  26,900(b,c)             508,141
Minefinders                                    22,100(b,c)              81,770
Oregon Steel Mills                             16,778(b)               377,169
Quanex                                          7,900                  485,929
Reliance Steel & Aluminum                      15,200                  729,600
Roanoke Electric Steel                          3,900                   73,593
Ryerson Tull                                   34,100                  700,414
Schnitzer Steel Inds Cl A                       3,128                   89,461
Steel Dynamics                                 13,600                  428,808
Steel Technologies                             27,000                  632,070
Stillwater Mining                             222,800(b)             1,789,084
USEC                                          129,400                1,523,038
Total                                                               14,873,781

Multi-Utilities & Unregulated Power (0.2%)
Avista                                          8,505                  165,337
CMS Energy                                     36,800(b)               592,480
Total                                                                  757,817

Multiline Retail (1.7%)
Big Lots                                       50,681(b)               598,543
Bon-Ton Stores                                  6,400                  129,728
Conn's                                         16,500(b)               412,995
Dillard's Cl A                                193,700                4,360,187
Dollar General                                 74,000                1,410,440
Tuesday Morning                                 5,826                  168,604
Total                                                                7,080,497

Oil & Gas (4.0%)
Callon Petroleum                               25,300(b)               467,544
Chesapeake Energy                              95,700                3,025,077
Cimarex Energy                                 47,813(b)             2,043,528
Edge Petroleum                                 31,100(b)               612,359
Encore Acquisition                             90,400(b)             3,049,191
Energy Partners                                 5,800(b)               139,200
Frontier Oil                                    6,164                  225,911
Giant Inds                                      3,400(b)               167,450
Harvest Natural Resources                      19,400(b)               197,686
Nordic American
  Tanker Shipping                              12,700(c)               526,161
OMI                                             6,708                  128,324
Parallel Petroleum                             17,929(b)               231,822
Petroleum Development                           3,127(b)               118,826
Range Resources                                33,071                1,151,863

Common Stocks (continued)
Issuer                                          Shares                 Value(a)

Oil & Gas (continued)
Remington Oil and Gas                          16,200(b)              $624,186
St. Mary Land & Exploration                    34,000                1,171,980
Swift Energy                                   22,200(b)             1,019,646
Tesoro                                          4,400                  254,320
TransMontaigne                                 15,300(b)               144,891
Whiting Petroleum                              23,286(b)             1,008,750
Total                                                               16,308,715

Paper & Forest Products (0.1%)
Louisiana-Pacific                              11,300                  285,777

Personal Products (0.6%)
Chattem                                         2,769(b)               107,271
Elizabeth Arden                                31,724(b)               704,907
Inter Parfums                                  28,500                  527,535
Nu Skin Enterprises Cl A                       38,400                  819,457
Playtex Products                               43,110(b)               466,450
Total                                                                2,625,620

Pharmaceuticals (0.7%)
Alpharma Cl A                                  38,100                1,014,222
Endo Pharmaceuticals
  Holdings                                     17,900(b)               537,000
First Horizon Pharmaceutical                   25,500(b)               527,085
Perrigo                                        45,000                  644,850
Salix Pharmaceuticals                           8,411(b)               171,416
Total                                                                2,894,573

Real Estate (1.0%)
MI Developments Cl A                          100,500(c)             3,321,524
Wellsford Real Properties                      50,300(b)               952,682
Total                                                                4,274,206

Real Estate Investment Trust (4.1%)
Acadia Realty Trust                            11,834                  209,462
Agree Realty                                    9,474                  280,430
American Campus
  Communities                                   3,288                   77,432
Arbor Realty Trust                             25,100                  713,844
Ashford Hospitality Trust                      21,800                  250,482
Bedford Property Investors                      4,300                   99,115
BioMed Realty Trust                            15,441                  381,856
Boykin Lodging                                 29,600(b)               389,536
Brandywine Realty Trust                        18,105                  577,550
Capital Automotive                             36,852                1,321,881
Capital Trust Cl A                              4,300                  141,513
Commercial Net
  Lease Realty                                 42,304                  844,811
Corporate Office
  Properties Trust                              3,453                  120,303
Correctional Properties Trust                  14,200                  415,492
Cousins Properties                             20,600                  624,386
CRIIMI MAE                                      3,900(b)                72,150
Digital Realty Trust                            5,626                  107,007
Entertainment Properties Trust                 17,908                  815,888
Equity Inns                                    54,200                  696,470
Equity One                                     13,500                  314,280
FelCor Lodging Trust                           46,900(b)               715,225
Getty Realty                                    9,800                  283,808
Hersha Hospitality Trust                        8,377                   84,775

Common Stocks (continued)
Issuer                                          Shares                 Value(a)

Real Estate Investment Trust (continued)
HomeBanc                                       14,300                 $113,971
Innkeepers USA Trust                           31,700                  497,690
Investors Real Estate Trust                    11,700                  115,947
KKR Financial                                   6,136                  143,521
LaSalle Hotel Properties                       11,076                  374,037
Lexington Corporate
  Properties Trust                             16,112                  370,576
LTC Properties                                 15,400                  311,542
Luminent Mtge Capital                          23,300                  211,098
MFA Mtge Investments                           45,809                  308,753
Natl Health Investors                          11,600                  336,052
New Century Financial                           8,400                  361,116
Omega Healthcare Investors                     59,632                  791,913
Parkway Properties                             12,325                  595,791
Post Properties                                 5,445                  202,010
Prentiss Properties Trust                      14,463                  555,958
RAIT Investment Trust                          21,136                  631,755
Redwood Trust                                   3,100                  155,961
Senior Housing
  Properties Trust                             25,700                  488,300
Spirit Finance                                  7,188                   76,624
Town & Country Trust                            6,665                  186,620
Trustreet Properties                            8,600                  141,814
U-Store-It Trust                               11,990                  246,514
Winston Hotels                                  7,400                   80,364
Total                                                               16,835,623

Road & Rail (0.4%)
Covenant Transport Cl A                        57,500(b)               722,775
Heartland Express                              10,865                  216,431
SCS Transportation                             17,164(b)               275,482
Swift Transportation                           12,800(b)               255,232
Total                                                                1,469,920

Semiconductors & Semiconductor Equipment (2.2%)
Brooks Automation                              14,000(b)               198,800
Catalyst Semiconductor                        128,300(b)               619,689
Cymer                                          17,800(b)               596,300
Entegris                                       43,800(b)               458,586
Fairchild Semiconductor Intl                   36,995(b)               623,366
Integrated Device Technology                   66,522(b)               711,785
Integrated Silicon Solution                   182,800(b)             1,619,607
IXYS                                           21,100(b)               218,807
OmniVision Technologies                        52,500(b)               769,650
Photronics                                      4,000(b)                83,080
Power Integrations                              1,463(b)                32,362
Semitool                                       46,200(b)               372,834
SigmaTel                                       36,600(b)               708,210
Skyworks Solutions                             40,818(b)               307,768
Tessera Technologies                           18,439(b)               611,806
TriQuint Semiconductor                        321,600(b)             1,241,376
Total                                                                9,174,026

Software (1.9%)
Atari                                         145,652(b)               184,978
Catapult Communications                        34,400(b)               547,648
Citadel Security Software                      41,855(b)                36,414
Epicor Software                                19,690(b)               262,665
Hyperion Solutions                              3,002(b)               130,197
InterVideo                                     39,100(b)               391,391

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
222   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Small Cap Value Fund

Issuer                                          Shares                 Value(a)

Software (continued)
Intervoice                                     33,200(b)              $311,084
MapInfo                                         8,800(b)                99,616
Mentor Graphics                               212,600(b)             1,813,478
Pervasive Software                            137,700(b)               626,535
Reynolds & Reynolds Cl A                       78,100                2,228,973
Take-Two Interactive
  Software                                     17,930(b)               426,734
Transaction Systems
  Architects                                   20,300(b)               543,634
Ulticom                                         9,500(b)               101,080
Ultimate Software Group                         9,521(b)               173,758
Total                                                                7,878,185

Specialty Retail (3.7%)
Aaron Rents                                    28,937                  640,955
AnnTaylor Stores                                2,800(b)                71,680
Asbury Automotive Group                        24,100(b)               411,146
Brookstone                                     73,879(b)             1,458,371
Buckle                                         21,900                  859,794
Build-A-Bear Workshop                           5,100(b)               113,118
Cato Cl A                                      46,400                  900,160
Claire's Stores                                28,000                  657,440
Cost Plus                                      53,200(b)             1,144,332
Deb Shops                                      36,000                  871,920
Dress Barn                                     15,478(b)               371,472
Finish Line Cl A                                6,600                   95,172
Gymboree                                       34,849(b)               535,629
Linens `N Things                               29,800(b)               703,280
Lithia Motors Cl A                             12,200                  362,218
Men's Wearhouse                                75,300(b)             2,295,144
Payless ShoeSource                             20,100(b)               372,654
Pier 1 Imports                                 42,200                  525,390
Select Comfort                                 13,895(b)               268,590
Sharper Image                                  16,953(b)               227,848
Sonic Automotive                               21,100                  494,795
Talbots                                         9,800                  300,860
Too                                            29,100(b)               775,806
Trans World Entertainment                      14,700(b)               109,662
United Auto Group                               5,700                  192,375
Zale                                           12,384(b)               345,514
Total                                                               15,105,325

Textiles, Apparel & Luxury Goods (1.4%)
Cherokee                                        3,600                  120,024
Columbia Sportswear                             4,800(b)               222,720
Cutter & Buck                                  33,500                  462,300
Fossil                                         24,482(b)               538,359
K-Swiss Cl A                                   45,872                1,405,519
Kellwood                                        8,551                  209,328
Kenneth Cole
  Productions Cl A                             27,300                  782,145
Polo Ralph Lauren                               9,000                  445,950
Steven Madden                                  11,000(b)               257,950
Stride Rite                                    60,000                  774,000
Wolverine World Wide                           17,900                  377,153
Total                                                                5,595,448

Common Stocks (continued)
Issuer                                          Shares                 Value(a)

Thrifts & Mortgage Finance (2.1%)
Accredited Home
  Lenders Holding                              27,149(b)            $1,087,589
Anchor BanCorp Wisconsin                        8,200                  249,854
Bank Mutual                                    26,000                  284,700
BankAtlantic Bancorp Cl A                      43,700                  745,085
BankUnited Financial Cl A                      19,449                  458,996
Berkshire Hills Bancorp                         8,429                  271,835
Brookline Bancorp                              22,169                  342,289
Commercial Capital Bancorp                     14,000                  251,020
Corus Bankshares                               10,700                  622,633
Doral Financial                                 7,500(c)               107,550
Downey Financial                                1,300                   82,394
Federal Agricultural Mtge Cl C                  8,200                  191,552
Fidelity Bankshares                            18,788                  565,707
First Financial Holdings                        4,100                  127,141
First Niagara
  Financial Group                             106,969                1,515,752
Flagstar Bancorp                                5,700                   98,325
KNBT Bancorp                                   11,100                  185,925
NetBank                                        25,820                  223,601
PFF Bancorp                                    35,658                1,060,112
TierOne                                         8,800                  248,336
Total                                                                8,720,396

Tobacco (0.1%)
Vector Group                                   10,300                  206,000

Trading Companies & Distributors (0.7%)
Applied Industrial
  Technologies                                 15,109                  542,564
GATX                                           23,700                  960,561
Hughes Supply                                  28,557                  903,829
Lawson Products                                 2,200                   85,580
NuCO2                                           8,088(b)               202,524
Total                                                                2,695,058

Transportation Infrastructure (0.2%)
Sea Containers Cl A                            61,000(c)               658,800

Wireless Telecommunication Services (0.3%)
Alamosa Holdings                               12,931(b)               223,706
Leap Wireless Intl                              7,943(b)               271,333
Price Communications                           25,000(b)               417,501
UbiquiTel                                      21,614(b)               187,393
Total                                                                1,099,933

Total Common Stocks
(Cost: $323,189,687)                                              $359,350,278

Other (--%)
Issuer                                          Shares                 Value(a)

Air France ADR
  Warrants                                     51,500(b,c,e)           $20,600

Total Other
(Cost: $--)                                                            $20,600

Short-Term Securities (12.8%)
Issuer                 Effective                Amount                 Value(a)
                         yield                payable at
                                               maturity

Commercial Paper
Alpine Securitization
  09-01-05                3.56%            $8,500,000(d)            $8,499,159
Chariot Funding LLC
  09-21-05                3.54             10,000,000(d)             9,979,409
CIESCO LLC
  10-04-05                3.62             10,000,000(d)             9,965,906
Citibank Credit Card Dakota Nts
  09-19-05                3.54              5,000,000(d)             4,990,685
General Electric Capital
  09-01-05                3.56              4,400,000                4,399,565
Morgan Stanley & Co
  09-01-05                3.57              6,100,000                6,099,395
Thunder Bay Funding LLC
   09-01-05               3.55              8,800,000(d)             8,799,132

Total Short-Term Securities
(Cost: $52,738,472)                                                $52,733,251

Total Investments in Securities
(Cost: $375,928,159)(f)                                           $412,104,129

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
223   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Small Cap Value Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 6.5% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $42,234,291 or 10.2% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2005, is as follows:

       Security                           Acquisition                     Cost
                                             dates

       Air France ADR
         Warrants                          05-05-04                        $--

(f) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $376,897,534 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $ 48,913,082
       Unrealized depreciation                                     (13,706,487)
                                                                   -----------
       Net unrealized appreciation                                $ 35,206,595
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
224   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

Investments in Securities

RiverSource VP - Strategy Aggressive Fund

Aug. 31, 2005

(Percentages represent value of investments compared to net assets)

Common Stocks (96.5%)
Issuer                                          Shares                 Value(a)

Aerospace & Defense (2.6%)
Precision Castparts                            82,500               $7,976,100
Rockwell Collins                              210,100               10,112,113
Total                                                               18,088,213

Air Freight & Logistics (2.2%)
CH Robinson Worldwide                         123,000                7,595,250
UTI Worldwide                                 104,000(c)             7,847,840
Total                                                               15,443,090

Biotechnology (8.3%)
Amylin Pharmaceuticals                        222,100(b,d)           7,273,775
Genzyme                                       178,900(b)            12,732,313
Gilead Sciences                               408,300(b)            17,556,900
Invitrogen                                    161,355(b)            13,671,609
OSI Pharmaceuticals                           159,000(b)             5,215,200
Total                                                               56,449,797

Capital Markets (1.4%)
Green Hill & Co LLC                            96,900                3,897,318
Investors Financial Services                  169,300                5,945,816
Total                                                                9,843,134

Chemicals (1.5%)
Rohm & Haas                                   229,400                9,958,254

Commercial Services & Supplies (5.3%)
ChoicePoint                                    84,300(b)             3,618,999
Cintas                                        113,200                4,669,500
Corporate Executive Board                     159,702               12,899,131
ITT Educational Services                       68,000(b)             3,457,120
Manpower                                      263,939               11,893,091
Total                                                               36,537,841

Communications Equipment (1.3%)
Juniper Networks                              394,312(b)             8,966,655

Computers & Peripherals (4.7%)
NCR                                           234,600(b)             8,028,012
Network Appliance                             651,700(b)            15,471,358
SanDisk                                       229,737(b)             8,920,688
Total                                                               32,420,058

Diversified Financial Services (1.3%)
CapitalSource                                 450,460(b,d)           8,919,108

Energy Equipment & Services (4.6%)
BJ Services                                    75,600                4,768,848
Nabors Inds                                   129,500(b,c)           8,676,500
Natl Oilwell Varco                             78,900(b)             5,066,169
Precision Drilling                            212,833(b,c)          10,035,076
Tidewater                                      74,850                3,333,819
Total                                                               31,880,412

Common Stocks (continued)
Issuer                                          Shares                 Value(a)

Health Care Equipment & Supplies (7.7%)
Beckman Coulter                               107,000               $5,969,530
Cooper Companies                               73,400                5,033,038
CR Bard                                       231,100               14,866,663
Foxhollow Technologies                         88,900(b,d)           4,080,510
Gen-Probe                                     147,400(b)             6,709,648
Kinetic Concepts                              109,300(b)             5,989,640
St. Jude Medical                              229,500(b)            10,534,050
Total                                                               53,183,079

Health Care Providers & Services (8.4%)
Caremark Rx                                   443,100(b)            20,706,062
Community Health Systems                      353,800(b)            13,030,454
PacifiCare Health Systems                      30,900(b)             2,329,242
Quest Diagnostics                              78,200                3,908,436
WellChoice                                    245,800(b)            17,476,380
Total                                                               57,450,574

Hotels, Restaurants & Leisure (2.9%)
GTECH Holdings                                335,100                9,577,158
Starbucks                                     206,400(b)            10,121,856
Total                                                               19,699,014

Household Durables (1.5%)
Harman Intl Inds                               64,000                6,617,600
Lennar Cl A                                    64,600                4,011,660
Total                                                               10,629,260

Household Products (1.7%)
Church & Dwight                               302,600               11,547,216

Insurance (2.0%)
Assurant                                      161,600                6,032,528
IPC Holdings                                  101,100(c)             3,972,219
United America
  Indemnity Cl A                              222,100(b,c)           3,986,695
Total                                                               13,991,442

Internet Software & Services (1.6%)
Akamai Technologies                           137,400(b)             1,901,616
VeriSign                                      414,900(b)             9,044,820
Total                                                               10,946,436

IT Services (5.1%)
Affiliated Computer
  Services Cl A                               205,500(b)            10,675,725
Alliance Data Systems                         267,200(b)            11,241,104
DST Systems                                    75,300(b)             4,043,610
Paychex                                       119,100                4,064,883
VeriFone Holdings                             215,700(b)             4,734,615
Total                                                               34,759,937

Machinery (1.6%)
Danaher                                       202,600               10,851,256

Common Stocks (continued)
Issuer                                          Shares                 Value(a)

Media (2.2%)
EW Scripps Cl A                               144,200               $7,210,000
Univision
  Communications Cl A                         186,400(b)             5,014,160
XM Satellite Radio
  Holdings Cl A                                77,400(b)             2,728,350
Total                                                               14,952,510

Metals & Mining (2.0%)
Peabody Energy                                191,000               13,688,970

Oil & Gas (7.6%)
Apache                                        121,400                8,694,668
Chesapeake Energy                             242,400                7,662,264
EOG Resources                                 213,000               13,595,790
Pioneer Natural Resources                     172,900                8,541,260
XTO Energy                                    343,100               13,655,380
Total                                                               52,149,362

Pharmaceuticals (2.0%)
Barr Pharmaceuticals                           78,000(b)             3,557,580
MGI PHARMA                                    118,200(b)             3,186,672
Sepracor                                      144,700(b)             7,263,940
Total                                                               14,008,192

Semiconductors & Semiconductor Equipment (7.9%)
ASML Holding                                  382,100(b,c)           6,457,490
Broadcom Cl A                                 110,600(b)             4,811,100
KLA-Tencor                                    176,900                8,979,444
Marvell Technology Group                      414,800(b,c)          19,574,412
Microchip Technology                          135,800                4,226,096
Photronics                                    137,340(b)             2,852,552
Skyworks Solutions                            566,600(b)             4,272,164
Xilinx                                        115,700                3,250,013
Total                                                               54,423,271

Software (4.0%)
Autodesk                                      207,900                8,981,280
Fair Isaac                                    189,800                7,757,126
Mercury Interactive                           184,425(b)             6,762,865
NAVTEQ                                         78,500(b)             3,653,390
Total                                                               27,154,661

Specialty Retail (1.7%)
Advance Auto Parts                             96,200(b)             5,861,466
Chico's FAS                                   165,200(b)             5,734,092
Total                                                               11,595,558

Textiles, Apparel & Luxury Goods (1.5%)
Coach                                         303,300(b)            10,066,527

Trading Companies & Distributors (1.9%)
Fastenal                                      217,800               13,194,324

Total Common Stocks
(Cost: $484,470,317)                                              $662,798,151

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
225   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

RiverSource VP - Strategy Aggressive Fund

Bond (0.3%)
Issuer                  Coupon                 Principal               Value(a)
                         rate                   amount
Federal Farm Credit Bank
   03-15-06               2.50%            $2,000,000               $1,985,358

Total Bond
(Cost: $1,999,422)                                                  $1,985,358

Short-Term Securities (6.2%)(e)
Issuer                 Effective                Amount                 Value(a)
                         yield                payable at
                                               maturity

U.S. Government Agency (2.8%)
Federal Natl Mtge Assn Disc Nt
   09-07-05               3.25%           $18,900,000              $18,888,057

Short-Term Securities (continued)
Issuer                 Effective                Amount                 Value(a)
                         yield                payable at
                                               maturity

Commercial Paper (3.4%)
Alpine Securitization
  09-01-05                3.56%            $4,000,000(f)            $3,999,604
Rabobank USA Financial
  09-09-05                3.50             15,000,000               14,986,875
Thunder Bay Funding LLC
  09-01-05                3.47              5,000,000(f)             4,999,518
Total                                                               23,985,997

Total Short-Term Securities
(Cost: $42,878,096)                                                $42,874,054

Total Investments in Securities
(Cost: $529,347,835)(g)                                           $707,657,563

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2005, the value of foreign securities represented 8.8% of net assets.

(d) At Aug. 31, 2005, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.6% of net assets. See Note 6 to the financial statements. 3.6% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $8,999,122 or 1.3% of net assets.

(g) At Aug. 31, 2005, the cost of securities for federal income tax purposes was $529,615,824 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $192,478,501
       Unrealized depreciation                                     (14,436,762)
                                                                   -----------
       Net unrealized appreciation                                $178,041,739
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
226   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- ANNUAL REPORT

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(a)(2) Articles of Amendment to the Articles of Incorporation, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(a)(3) Articles of Amendment to the Articles of Incorporation, dated November 15, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(b)      By-Laws as amended January 11, 2001, filed electronically as Exhibit
         (b) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation, dated December 1, 2002, filed electronically on or about Oct. 28, 2003 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Large Cap Value Fund and American Express Financial Corporation dated September 10, 2003 filed electronically as Exhibit (d)(14) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(d)(3) Investment Management Services Agreement between Registrant, on behalf of its underlying series AXP Variable Portfolio - Mid Cap Value Fund, and American Express Financial Corporation, dated Jan. 12, 2005, filed electronically on or about April 25, 2005 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(4) Subadvisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC on behalf of AXP Variable Portfolio
         - Small Cap Advantage Fund dated Sept. 13, 1999, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(5) Subadvisory Agreement by and between American Express Financial Corporation and Threadneedle International Limited, dated July 10, 2004, filed electronically on or about Oct. 27, 2004 as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(6) Amendment to Investment Management Services Agreement, dated July 1, 2004, between American Express Financial Corporation and Registrant is filed electronically herewith as Exhibit (d)(6).

(d)(7) Investment Management Services Transfer Agreement, dated Sept. 29, 2005, between Ameriprise Financial, Inc. (fka American Express Financial Corporation) and RiverSource Investments, LLC.(1)

----------------------
(1) Incorporated by reference to Exhibit (d)(3) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(e)      Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, between Ameriprise Trust Company and Registrant is filed electronically herewith as Exhibit
         (g)(1).

(g)(2) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial, Inc.(2)

(h)(2) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(3) Agreement and Plan of Reorganization, dated Jan. 8, 2004, between IDS Life Series, Fund, on behalf of its series, IDS Life Series - Equity Portfolio, and AXP Variable Portfolio - Investment Series, Inc., on behalf of its series, AXP Variable Portfolio - Capital Resource Fund, and American Express Financial Corporation filed electronically on or about Oct. 27, 2004 as Exhibit (h)(2) to Registrant's Post-Effective Amendment 52 to Registration Statement No. 2-73115 is incorporated by reference.

(h)(4) Agreement and Plan of Reorganization, dated Jan. 8, 2004, between IDS Life Series, Fund, on behalf of its series, IDS Life Series - International Equity Portfolio, and AXP Variable Portfolio - Investment Series, Inc., on behalf of its series, AXP Variable Portfolio - International Fund, and American Express Financial Corporation filed electronically on or about Oct. 27, 2004 as Exhibit (h)(3) to Registrant's Post-Effective Amendment 52 to Registration Statement No. 2-73115 is incorporated by reference.

----------------------
(2) Incorporated by reference to Exhibit (h)(1) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(h)(5) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds and Preferred Master Trusts.(3)

(h)(6) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc. and the RiverSource Funds.(4)

(h)(7) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(8) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(h)(9) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc. and the RiverSource Funds is filed electronically herewith as Exhibit (h)(9).

(i) Opinion and consent of counsel as to the legality of the securities being registered, is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution, dated Oct. 1, 2005, between Registrant and IDS Life Insurance Company is filed electronically herewith as Exhibit (m)(1).

----------------------
(3) Incorporated by reference to Exhibit (h)(5) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(4) Incorporated by reference to Exhibit (h)(7) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(n)      Rule 18f-3 Plan: Not Applicable.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated January 2005, filed electronically on or about January 27, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3)   Code  of  Ethics  for  AXP   Variable   Portfolio  -   Threadneedle
         International Fund and AXP Variable Portfolio - Threadneedle Emerging Markets Fund and Subadviser, Threadneedle International Ltd., dated Oct. 2004, adopted under Rule 17j-1 filed electronically on or about Dec. 21, 2004 as Exhibit (p)(3) to AXP International Series, Inc. Post-Effective Amendment No. 41 to Registration Statement No. 2-92309 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Nov. 11, 2004, filed electronically on or about Feb. 11, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment
         No. 53 to Registration Statement No. 2-73115 is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002 filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 48 is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.          Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  President and Director
                                Insurance Company

                                American Enterprise                                       President
                                REO 1, LLC

                                Ameriprise Financial                                      Vice President - General Manager
                                Services, Inc.                                            Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 Ameriprise              Director and President
                                Insurance Company            Financial Center
                                                             Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice
                                                                                          President - Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President -
                                of New York                  Albany, NY  12205            Annuities

Neysa M. Alecu                  Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise REO 1 LLC                             Money Laundering
                                                                                          Prevention Officer

                                RiverSource Investments, LLC                              Money Laundering
                                                                                          Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                RiverSource Service Corporation                           Money Laundering
                                                                                          Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Financial Services, Inc.                       Money Laundering
                                                                                          Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                Ameriprise Auto & Home Insurance                          Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

Ward D. Armstrong               Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Retirement Services and RiverSource
Retirement Services                                                                       Investments
and RiverSource Investments
                                RiverSource                                               Director and Senior Vice President
                                Investments, LLC

                                Ameriprise Trust                                          Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                American Express Asset                                    Director
                                Management International Inc.

John M. Baker                   Ameriprise Financial                                      Vice President - Chief Client
Vice President - Plan Sponsor   Services Inc.                                             Service Officer
Services
                                RiverSource                                               Vice President
                                Investments, LLC

                                Ameriprise Trust                                          Director and Senior Vice President
                                Company

Dudley Barksdale                Ameriprise Financial                                      Vice President - Service
Vice President - Service        Services Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                Ameriprise Financial                                      Vice President - Insurance
                                Services Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman                American Enterprise Life                                  Director
Senior Vice President and       Insurance Company
Treasurer
                                Ameriprise Financial                                      Senior Vice President
                                Services Inc.                                             and Treasurer

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance                                        Director
                                Company

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Executive Vice
President and                   Advisory Capital Strategies                               Treasurer
Chief Financial Officer         Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                RiverSource Investments, LLC                              Treasurer


                                American Express Asset Management                         Treasurer
                                International, Inc.

                                Ameriprise Certificate Company                            Treasurer

                                RiverSource Service Corporation                           Treasurer


                                American Express Corporation                              Treasurer

                                Ameriprise Financial                                      Director
                                Services Inc.

                                American Express                                          Vice President and Treasurer
                                Financial Advisors Services Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Kentucky, Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Maryland, Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

Leslie H. Bodell                Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

Randy L. Boser                  Ameriprise Financial                                      Vice President - Mutual Fund
Vice President -                Services Inc.                                             Business Development
Business Development
                                IDS Life Insurance Company                                Assistant Vice President

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        Ameriprise Financial                                      Vice President and General
                                Services Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Kentucky Inc.

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Maryland Inc.

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                Ameriprise Financial                                      Vice President - RL HR/US Retail
Vice President - Retail         Services Inc.
Distribution Services

James M. Cracchiolo             Ameriprise Financial                                      Director, Chairman of the Board,
Director, Chairman of           Services Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Director and Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  Ameriprise Financial                                      Vice President and
Vice President and Assistant    Services Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 Ameriprise Financial                                      Vice President - Employee
Vice President - Employee       Services Inc.                                             Communications
Communications

Paul James Dolan                Ameriprise Financial                                      Vice President - CAO Product Sales
Vice President -                Services Inc.
CAO Product Sales

William V. Elliott              Ameriprise Financial                                      Vice President - Financial
Vice President - Financial      Services Inc.                                             Planning and Advice
Planning and Advice


Benjamin R. Field               Ameriprise Financial                                      Vice President - Finance Education &
Vice President - Finance        Services Inc.                                             Planning Services
Education & Planning
Services

Gordon M. Fines                 RiverSource Investments, LLC                              Vice President - Senior Portfolio
Vice President - Financial                                                                Manager
Education &
Planning
Services                        Ameriprise Financial                                      Vice President - Senior
                                Services Inc.                                             Portfolio Manager I

Giunero Floro                   Ameriprise Financial Services Inc.                        Vice President - Creative
Services
Vice President - Creative
Services

Terrence J. Flynn               Ameriprise Financial Services Inc.                        Vice President - Brokerage
Vice President - Brokerage                                                                Clearing Operations
Clearing
Operations
                                American Enterprise                                       President and Chief Executive Officer
                                Investment Services Inc.

                                RiverSource                                               Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  Ameriprise Financial                                      Vice President - Investment
Accounting
Vice President -                Services Inc.
Investment
Accounting

Laura C. Gagnon                 Ameriprise Financial Services Inc.                        Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                 Advisory Capital Strategies                               Director, President, Chief Operating
Vice President - Investment     Group Inc.                                                Officer and Chief Compliance Officer
Administration
                                Advisory Capital Partners LLC                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Convertible
                                Arbitrage LLC                                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer

                                Advisory Select LLC                                       Vice President and Chief
                                                                                          Compliance Officer

                                Ameriprise Financial                                      Vice President - CAO - AEFA
                                Services Inc.                                             Investment Management

                                RiverSource Investments, LLC                              Senior Vice President, Chief
                                                                                          Operating Officer and Assistant
                                                                                          Treasurer

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Boston Equity General                                     President, Chief Operating Officer,
                                Partner LLC                                               Chief Compliance Officer

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                    RiverSource                                               Director
Vice President - New            Service Corporation
Business and Service
                                Ameriprise Financial                                      Vice President - New
                                Services Inc.                                             Business and Service

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

Teresa A. Hanratty              Ameriprise Financial                                      Senior Vice
Senior Vice President -         Services Inc.                                             President - Field
Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 Ameriprise               Vice President -  Investments
                                Insurance Company            Financial Center
                                                             Minneapolis, MN  55474

                                American Enterprise          829 Ameriprise             Vice President
                                REO 1, LLC                   Financial Center
                                                             Minneapolis, MN  55474

                                Ameriprise                                                Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                Ameriprise Financial                                      Vice President - Fixed Income
                                Services Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 Ameriprise              Vice President - Investments
                                Insurance Company            Financial Center
                                                             Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 Ameriprise Financial                                      Vice President - Incentive
Vice President - Incentive      Services Inc.                                             Management
Management

Brian M. Heath                  Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Advisor Group
Advisor Group


Nancy R. Hughes                 American Centurion Life                                   Assistant Vice President
Assistant Vice President        Assurance Company

                                American Enterprise Life                                  Assistant Vice President
                                Insurance Company

                                American Enterprise REO 1 LLC                             Assistant Vice President

                                Ameriprise Certificate                                    Assistant Vice President
                                Company

                                American Partners Life                                    Assistant Vice President
                                Insurance Company

                                IDS Life Insurance Company                                Assistant Vice President

                                IDS Life Insurance Company                                Assistant Vice President
                                of New York

                                IDS REO 1 LLC                                             Assistant Vice President

                                IDS REO 2 LLC                                             Assistant Vice President

Debra A. Hutchinson             Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

Andrew A. Jackson               Ameriprise Financial                                      General Auditor
General Auditor                 Services Inc.

James M. Jensen                 Ameriprise Financial                                      Vice President - Compensation
Vice President - Advice and     Services Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Amy K. Johnson
Vice President -
Operations and
Compliance

Paul R. Johnston                American Centurion Life                                   Secretary
Secretary                       Assurance Company

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Secretary
                                Insurance Company

                                American Enterprise REO 1, LLC                            Secretary

                                RiverSource                                               Secretary
                                Investments, LLC

                                American Express Asset Management                         Secretary
                                International, Inc.

                                RiverSource                                               Secretary
                                Service Corporation

                                American Express Corporation                              Secretary

                                Ameriprise Financial                                      Secretary
                                Services Inc.

                                American Express                                          Secretary
                                Financial Advisors Japan Inc.

                                Ameriprise Financial                                      Secretary
                                Inc.

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                Ameriprise Auto & Home                                    Vice President, General Counsel
                                Insurance                                                 and Secretary

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Kentucky, Inc.

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Maryland, Inc.

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Pennsylvania, Inc.

                                Ameriprise Trust Company                                  Secretary

                                American Partners Life                                    Assistant General Counsel
                                Insurance Company                                         and Secretary

                                AMEX Assurance Company                                    Director, General Counsel and
                                                                                          Secretary

                                IDS Cable Corporation                                     Vice President and Secretary

                                IDS Cable II Corporation                                  Vice President and Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                                                                          and Secretary

                                IDS Life Insurance Company                                Secretary
                                of New York

                                IDS Management Corporation                                Vice President and Secretary

                                IDS Partnership Services                                  Vice President and Secretary
                                Corporation

                                IDS Property Casualty                                     Director, Vice President,
                                Insurance Company                                         General Counsel and Secretary

                                IDS Realty Corporation                                    Vice President and Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corp.

Nancy E. Jones                  Ameriprise Financial                                      Vice President - Advisor
Vice President - Advisor        Services Inc.                                             Marketing
Marketing

William A. Jones                Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

John C. Junek                   Ameriprise Financial                                      Senior Vice President and
Senior Vice President           Services Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    Ameriprise Financial                                      Vice President - Retail
Vice President - Retail         Services Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                RiverSource                                               Director and Senior Vice President -
                                                                                          Fixed Income
                                Investments, LLC

                                American Express                                          Director
                                Asset Management
                                Group International Inc.

                                Ameriprise                                                Vice President-Investments
                                Certificate Company

                                Ameriprise Financial                                      Senior Vice President-Fixed Income
                                Services Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                Kenwood Capital Management LLC                            Manager

Claire Kolmodin                 Ameriprise Financial                                      Vice President - Strategic
Vice President - Strategic      Services Inc.                                             Initiatives
Initiatives

Lori J. Larson                  Ameriprise Financial                                      Vice President - Advisor
Vice President - Advisor        Services Inc.                                             Field Force Growth &
Field Force Growth &                                                                      Retention
Retention

Daniel E. Laufenberg            Ameriprise Financial                                      Vice President - Chief U.S. Economist
Vice President and Chief        Services Inc.
U.S. Economist

Jane W. Lee                     Ameriprise Financial                                      Vice President and General
Vice President and General      Services Inc.                                             Manager Platinum
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              Ameriprise Financial                                      Vice President - Marketing & Product
Vice President -                Services Inc.                                             Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               Ameriprise Financial                                      Chief Financial Officer and Vice
Vice President - Comp           Services Inc.                                             President - Comp and Licensing
Services
and Licensing Services
                                RiverSource                                               Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Timothy J. Masek                Ameriprise Financial                                      Vice President - Fixed Income Research
Vice President - Fixed          Services Inc.
Income Research

Mark T. McGannon                Ameriprise Financial                                      Vice President and
Vice President and              Services Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                Ameriprise Financial                                      Vice President and Lead Financial
Vice President -                Services Inc.                                             Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                RiverSource                                               Vice President and Chief Financial
                                Investments, LLC                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management International Inc.                             Officer

                                Ameriprise                                                Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Ameriprise Trust Company                                  Director

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               Ameriprise Financial                                      Vice President -
Vice President -                Services Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  Ameriprise Financial                                      Vice President - Business
Vice President - Business       Services Inc.                                             Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  Ameriprise Financial                                      Senior Vice President and General
Senior Vice President           Services Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          Ameriprise  Certificate                                   Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                Ameriprise Trust Company                                  Director


                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

                                RiverSource Service Corporation                           Senior Vice President

Holly Morris                    Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Technologies
Technologies

Rebecca A. Nash                 Ameriprise Financial                                      Vice President -
Vice President -                Services Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

B. Roger Natarajan              American Enterprise Life                                  Director, Vice President
Vice President - Finance        Insurance Company                                         and Chief Actuary

                                American Centurion Life                                   Vice President and Chief Actuary
                                Assurance Company

                                Ameriprise Financial                                      Vice President - Finance
                                Services Inc.

                                American Partners Life                                    Director, Vice President and
                                Insurance Company                                         Chief Actuary

                                IDS Life Insurance Company                                Director, Vice President
                                                                                          and Chief Actuary

                                IDS Life Insurance Company                                Vice President and Chief Actuary
                                of New York

Francois B. Odouard             Ameriprise Financial                                      Vice President - Brokerage
Vice President -                Services Inc.
Brokerage

Michael J. O'Keefe              Ameriprise Financial                                      Vice President - Advisory
Vice President - Advisory       Services Inc.                                             Business Systems
Business Systems

Benji Orr                       Advisory Capital Partners LLC                             Deputy Money Laundering
Deputy Money                                                                              Prevention Officer
Laundering
Prevention Officer              Advisory Capital Strategies Group                         Deputy Money Laundering
                                Inc.                                                      Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Deputy Money Laundering
                                                                                          Prevention Officer

                                Advisory Select LLC                                       Deputy Money Laundering
                                                                                          Prevention Officer

                                American Enterprise Investment                            Deputy Money Laundering
                                Services Inc                                              Prevention Officer

                                American Enterprise REO 1 LLC                             Deputy Money Laundering
                                                                                          Prevention Officer

                                American Express Asset Management                         Deputy Money Laundering
                                International Inc.                                        Prevention Officer

                                American Express Corporation                              Deputy Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Deputy Money Laundering
                                Corporation                                               Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Arizona Inc.                                           Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Idaho Inc.                                             Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Maryland Inc.                                          Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Massachusetts Inc.                                     Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Nevada Inc.                                            Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of New Mexico Inc.                                        Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Oklahoma Inc.                                          Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Texas Inc.                                             Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Wyoming Inc.                                           Prevention Officer

                                American Express Trust Company                            Deputy Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Auto & Home Insurance                          Deputy Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Financial Services,                            Deputy Money Laundering
                                Inc.                                                      Prevention Officer

                                Boston Equity General Partner LLC                         Deputy Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Deputy Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Deputy Money Laundering
                                                                                          Prevention Officer

                                RiverSource Investments, LLC                              Deputy Money Laundering
                                                                                          Prevention Officer

                                RiverSource Service Corporation                           Deputy Money Laundering
                                                                                          Prevention Officer

Paul Pearson
Vice President - SPS
and External Products

Samuel Perruchoud               RiverSource Investments, LLC                              Senior Portfolio Manager
Senior Portfolio Manager
                                American Express Asset Management                         Vice President
                                International Inc.

Scott R. Plummer                American Centurion Life                                   38a-1 Chief Compliance Officer
Vice President -                Assurance Company
Asset Management
Compliance                      American Enterprise Life                                  38a-1 Chief Compliance Officer
                                Insurance Company

                                Ameriprise Certificate                                    Compliance Officer
                                Company

                                American Partners                                         38a-1 Chief Compliance Officer
                                Life Insurance Company

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer
                                of New York

Mark A. Riordan                 Ameriprise Financial                                      Vice President - Finance
Vice President - Finance        Services Inc.                                             Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               Ameriprise Financial                                      Senior Vice President - GFS
Senior Vice President -         Services Inc.
GFS

Andrew C. Schell                Ameriprise Financial                                      Vice President - Strategy
Vice President - Strategy       Services Inc.                                             and Planning
and Planning

Mark E. Schwarzmann             American Enterprise Life                                  Director, Chairman of the Board and
Senior Vice President -         Insurance Company                                         Chief Executive Officer
Insurance and Annuities
                                Ameriprise Financial                                      Senior Vice President - Insurance
                                Services Inc.                                             and Annuities

                                American Partners Life                                    Director, Chairman of the Board and
                                Insurance Company                                         Chief Executive Officer

                                IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gary A. Scott                   Ameriprise Financial                                      Vice President - Client Acquisition
Vice President -                Services Inc.                                             Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Senior Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem            Ameriprise Financial                                      Vice President - Plan Sponsor
Vice President - Plan           Services Inc.                                             Services
Sponsor Services
                                Ameriprise Trust                                          Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President

Bridget M. Sperl                RiverSource                                               Director, Chairman of the Board;
Senior Vice President -         Service Corporation                                       President and Chief Executive
Officer
Client Service
Organization                    Ameriprise Financial                                      Senior Vice President -
                                Services Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 Ameriprise Financial                                      Vice President - Marketing
Vice President - Marketing      Services Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President and              Assurance Company
Controller
                                American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                Ameriprise                                                Vice President, Controller and
                                Certificate Company                                       Chief Accounting Officer

                                Ameriprise Financial                                      Vice President and Controller
                                Services Inc.

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Human Resources
Human Resources

Jeffrey J. Stremcha             Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

John T. Sweeney                 American Enterprise Investment                            Chief Financial Officer
Vice President - Lead           Services, Inc.
Financial Officer -
Products Group                  Ameriprise Financial                                      Vice President, Lead Financial
                                Services Inc.                                             Officer - Banking, Brokerage
                                                                                          and Managed Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

Joseph E. Sweeney               Ameriprise Financial Services Inc.                        Senior Vice President -
Senior Vice President -                                                                   U.S. Brokerage and Membership
U.S. Brokerage and Membership                                                             Banking
Banking
                               American Express Investment                               Director
                               Investment Services Inc.

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                RiverSource                                               Director, President and Chairman of
                                Investments, LLC                                          the Board, Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                Ameriprise Financial                                      Senior Vice President and
                                Services Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Threadneedle Asset Management                             Director
                                Holdings

George F. Tsafaridis            Ameriprise Financial                                      Vice President - Quality & Service
Vice President -                Services Inc.                                             Support
Quality & Service Support

Ramanathan Venkataramana        Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

Peter S. Velardi                Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Field Management
Field Management

Andrew O. Washburn              Ameriprise Financial                                      Vice President - Mutual Fund
Marketing
Vice President -                Services Inc.
Marketing

Beth E. Weimer                  Ameriprise Financial                                      Vice President and Chief
Vice President and              Services Inc.                                             Compliance Officer -
Chief Compliance Officer                                                                  Asset Management and
                                                                                          Insurance

                                RiverSource                                               Chief Compliance Officer
                                Service Corporation

Jeffery A. Williams             Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             Ameriprise Financial                                      Senior Vice President - Field Management
Senior Vice President -         Services Inc.
Field
Management

Dianne L. Wilson                Ameriprise Financial                                      Vice President - Insurance
Operations
Vice President -                Services Inc.
Insurance
Operations
                                Amex Assurance Company                                    Director and Senior Vice
President

                                Ameriprise Auto & Home                                    Vice President
                                Insurance
                                of Kentucky Inc.

                                Ameriprise Auto & Home                                    Vice President
                                Insurance
                                of Maryland Inc.

                                Ameriprise Auto & Home                                     Vice President
                                Insurance
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice
President

Michael D. Wolf                 Ameriprise Financial                                      Vice President and Equity
Vice President and Senior       Services Inc.                                             Senior Portfolio Manager
Portfolio
Manager

Michael R. Woodward             Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

John Woener                     Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Strategic Planning and
Strategic Planning and                                                                    Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Investment Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 27th day of October, 2005.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of October, 2005.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, dated Nov. 11, 2004, filed electronically on or about Feb. 11, 2005 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 2-73115, by:



/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 57
                     TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.

Part A.

         The prospectus for:

         RiverSource(SM) Variable Portfolio - Emerging Markets Fund. RiverSource(SM) Variable Portfolio - Growth Fund.
         RiverSource(SM) Variable Portfolio - International Opportunity Fund. RiverSource(SM) Variable Portfolio - Large Cap Equity Fund. RiverSource(SM) Variable Portfolio - Large Cap Value Fund. RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund. RiverSource(SM) Variable Portfolio - Mid Cap Value Fund.
         RiverSource(SM) Variable Portfolio - New Dimensions Fund. RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.
         RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund. RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund.

Part B.

         Statement of Additional Information.

         Financial Statements.


Part C.

         Other information.

The signatures.